UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 to April 30, 2025

Item 1. Reports to Stockholders.

(a)         The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Global Bond Fund Class A - INGBX

Voya Global Bond Fund Class C - IGBCX

Voya Global Bond Fund Class I - IGBIX

Voya Global Bond Fund Class R - IGBRX

Voya Global Bond Fund Class R6 - IGBZX

Voya Global Bond Fund Class W - IGBWX

Voya Global High Dividend Low Volatility Fund Class A - NAWGX

Voya Global High Dividend Low Volatility Fund Class C - NAWCX

Voya Global High Dividend Low Volatility Fund Class I - NAWIX

Voya Global High Dividend Low Volatility Fund Class R6 - VGHRX

Voya Global High Dividend Low Volatility Fund Class W - IGVWX

Voya Multi-Manager Emerging Markets Equity Fund Class A - IEMHX

Voya Multi-Manager Emerging Markets Equity Fund Class C - IEMJX

Voya Multi-Manager Emerging Markets Equity Fund Class I - IEMGX

Voya Multi-Manager Emerging Markets Equity Fund Class R - IEMKX

Voya Multi-Manager Emerging Markets Equity Fund Class W - IEMLX

Voya Multi-Manager International Equity Fund Class I - IIGIX

Voya Multi-Manager International Small Cap Fund Class A - NTKLX

Voya Multi-Manager International Small Cap Fund Class C - NARCX

Voya Multi-Manager International Small Cap Fund Class I - NAPIX

Voya Multi-Manager International Small Cap Fund Class R6 - VVJFX

Voya Multi-Manager International Small Cap Fund Class W - ISCWX

Voya VACS Series EME Fund Portfolio - VVIFX

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class A: INGBX

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$45	0.90%

Fund Statistics

  Total Net Assets$133,611,195
  # of Portfolio Holdings951
  Portfolio Turnover Rate69%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

Investment Type Allocation

Corporate Bonds/Notes
26.4%
Collateralized Mortgage Obligations
21.4%
Sovereign Bonds
16.5%
Commercial Mortgage-Backed Securities
11.0%
Asset-Backed Securities
9.1%
U.S. Government Agency Obligations
7.2%
U.S. Treasury Obligations
3.2%
Assets in Excess of Other Liabilities
5.2%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Bond Fund

Class A: INGBX

92914A828-SAR

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class C: IGBCX

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$83	1.65%

Fund Statistics

  Total Net Assets$133,611,195
  # of Portfolio Holdings951
  Portfolio Turnover Rate69%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Bond Fund

Class C: IGBCX

92914A844-SAR

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class I: IGBIX

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.65%

Fund Statistics

  Total Net Assets$133,611,195
  # of Portfolio Holdings951
  Portfolio Turnover Rate69%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Bond Fund

Class I: IGBIX

92914A851-SAR

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class R: IGBRX

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$58	1.15%

Fund Statistics

  Total Net Assets$133,611,195
  # of Portfolio Holdings951
  Portfolio Turnover Rate69%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Bond Fund

Class R: IGBRX

92913W649-SAR

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class R6: IGBZX

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$33	0.65%

Fund Statistics

  Total Net Assets$133,611,195
  # of Portfolio Holdings951
  Portfolio Turnover Rate69%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Bond Fund

Class R6: IGBZX

92913W854-SAR

Voya Global Bond Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class W: IGBWX

This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$33	0.65%

Fund Statistics

  Total Net Assets$133,611,195
  # of Portfolio Holdings951
  Portfolio Turnover Rate69%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Bond Fund

Class W: IGBWX

92913W508-SAR

Voya Global High Dividend Low Volatility Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class A: NAWGX

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$43	0.85%

Fund Statistics

  Total Net Assets$258,483,578
  # of Portfolio Holdings232
  Portfolio Turnover Rate43%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.2%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Raytheon Technologies Corp.	1.0%
PepsiCo, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.1%
Countries-Other	4.8%
Australia	1.2%
Spain	1.3%
Switzerland	1.3%
Netherlands	1.7%
Italy	1.9%
Germany	2.1%
France	3.1%
Canada	3.7%
United Kingdom	4.1%
Japan	4.6%
United States	68.1%

Sector Allocation

Value	Value
Financials	26.3%
Health Care	14.0%
Industrials	13.7%
Consumer Staples	9.5%
Communication Services	6.6%
Energy	6.2%
Utilities	5.9%
Consumer Discretionary	4.6%
Real Estate	4.5%
Information Technology	3.9%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global High Dividend Low Volatility Fund

Class A: NAWGX

92913X811-SAR

Voya Global High Dividend Low Volatility Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class C: NAWCX

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$82	1.60%

Fund Statistics

  Total Net Assets$258,483,578
  # of Portfolio Holdings232
  Portfolio Turnover Rate43%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.2%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Raytheon Technologies Corp.	1.0%
PepsiCo, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.1%
Countries-Other	4.8%
Australia	1.2%
Spain	1.3%
Switzerland	1.3%
Netherlands	1.7%
Italy	1.9%
Germany	2.1%
France	3.1%
Canada	3.7%
United Kingdom	4.1%
Japan	4.6%
United States	68.1%

Sector Allocation

Value	Value
Financials	26.3%
Health Care	14.0%
Industrials	13.7%
Consumer Staples	9.5%
Communication Services	6.6%
Energy	6.2%
Utilities	5.9%
Consumer Discretionary	4.6%
Real Estate	4.5%
Information Technology	3.9%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global High Dividend Low Volatility Fund

Class C: NAWCX

92913X837-SAR

Voya Global High Dividend Low Volatility Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class I: NAWIX

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.60%

Fund Statistics

  Total Net Assets$258,483,578
  # of Portfolio Holdings232
  Portfolio Turnover Rate43%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.2%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Raytheon Technologies Corp.	1.0%
PepsiCo, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.1%
Countries-Other	4.8%
Australia	1.2%
Spain	1.3%
Switzerland	1.3%
Netherlands	1.7%
Italy	1.9%
Germany	2.1%
France	3.1%
Canada	3.7%
United Kingdom	4.1%
Japan	4.6%
United States	68.1%

Sector Allocation

Value	Value
Financials	26.3%
Health Care	14.0%
Industrials	13.7%
Consumer Staples	9.5%
Communication Services	6.6%
Energy	6.2%
Utilities	5.9%
Consumer Discretionary	4.6%
Real Estate	4.5%
Information Technology	3.9%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global High Dividend Low Volatility Fund

Class I: NAWIX

92914A752-SAR

Voya Global High Dividend Low Volatility Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class R6: VGHRX

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$29	0.57%

Fund Statistics

  Total Net Assets$258,483,578
  # of Portfolio Holdings232
  Portfolio Turnover Rate43%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.2%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Raytheon Technologies Corp.	1.0%
PepsiCo, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.1%
Countries-Other	4.8%
Australia	1.2%
Spain	1.3%
Switzerland	1.3%
Netherlands	1.7%
Italy	1.9%
Germany	2.1%
France	3.1%
Canada	3.7%
United Kingdom	4.1%
Japan	4.6%
United States	68.1%

Sector Allocation

Value	Value
Financials	26.3%
Health Care	14.0%
Industrials	13.7%
Consumer Staples	9.5%
Communication Services	6.6%
Energy	6.2%
Utilities	5.9%
Consumer Discretionary	4.6%
Real Estate	4.5%
Information Technology	3.9%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global High Dividend Low Volatility Fund

Class R6: VGHRX

92914A380-SAR

Voya Global High Dividend Low Volatility Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class W: IGVWX

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$31	0.60%

Fund Statistics

  Total Net Assets$258,483,578
  # of Portfolio Holdings232
  Portfolio Turnover Rate43%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.2%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Raytheon Technologies Corp.	1.0%
PepsiCo, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.1%
Countries-Other	4.8%
Australia	1.2%
Spain	1.3%
Switzerland	1.3%
Netherlands	1.7%
Italy	1.9%
Germany	2.1%
France	3.1%
Canada	3.7%
United Kingdom	4.1%
Japan	4.6%
United States	68.1%

Sector Allocation

Value	Value
Financials	26.3%
Health Care	14.0%
Industrials	13.7%
Consumer Staples	9.5%
Communication Services	6.6%
Energy	6.2%
Utilities	5.9%
Consumer Discretionary	4.6%
Real Estate	4.5%
Information Technology	3.9%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global High Dividend Low Volatility Fund

Class W: IGVWX

92913W706-SAR

Voya Multi-Manager Emerging Markets Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class A: IEMHX

This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$73	1.47%

Fund Statistics

  Total Net Assets$191,010,150
  # of Portfolio Holdings374
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Reliance Industries Ltd.	3.8%
SK Hynix, Inc.	3.6%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	3.3%
SK Square Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.6%
MercadoLibre, Inc.	1.8%
MediaTek, Inc.	1.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	11.7%
Japan	1.3%
Hong Kong	1.5%
Thailand	1.7%
Indonesia	1.8%
South Africa	2.7%
Mexico	5.9%
Brazil	9.3%
South Korea	14.8%
Taiwan	15.3%
India	16.5%
China	16.8%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	15.5%
Consumer Discretionary	12.7%
Consumer Staples	11.7%
Communication Services	10.7%
Industrials	8.7%
Energy	6.8%
Materials	2.4%
Utilities	1.8%
Health Care	1.5%
Real Estate	1.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager Emerging Markets Equity Fund

Class A: IEMHX

92913W714-SAR

Voya Multi-Manager Emerging Markets Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class C: IEMJX

This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$110	2.22%

Fund Statistics

  Total Net Assets$191,010,150
  # of Portfolio Holdings374
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Reliance Industries Ltd.	3.8%
SK Hynix, Inc.	3.6%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	3.3%
SK Square Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.6%
MercadoLibre, Inc.	1.8%
MediaTek, Inc.	1.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	11.7%
Japan	1.3%
Hong Kong	1.5%
Thailand	1.7%
Indonesia	1.8%
South Africa	2.7%
Mexico	5.9%
Brazil	9.3%
South Korea	14.8%
Taiwan	15.3%
India	16.5%
China	16.8%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	15.5%
Consumer Discretionary	12.7%
Consumer Staples	11.7%
Communication Services	10.7%
Industrials	8.7%
Energy	6.8%
Materials	2.4%
Utilities	1.8%
Health Care	1.5%
Real Estate	1.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager Emerging Markets Equity Fund

Class C: IEMJX

92913W722-SAR

Voya Multi-Manager Emerging Markets Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class I: IEMGX

This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$56	1.12%

Fund Statistics

  Total Net Assets$191,010,150
  # of Portfolio Holdings374
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Reliance Industries Ltd.	3.8%
SK Hynix, Inc.	3.6%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	3.3%
SK Square Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.6%
MercadoLibre, Inc.	1.8%
MediaTek, Inc.	1.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	11.7%
Japan	1.3%
Hong Kong	1.5%
Thailand	1.7%
Indonesia	1.8%
South Africa	2.7%
Mexico	5.9%
Brazil	9.3%
South Korea	14.8%
Taiwan	15.3%
India	16.5%
China	16.8%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	15.5%
Consumer Discretionary	12.7%
Consumer Staples	11.7%
Communication Services	10.7%
Industrials	8.7%
Energy	6.8%
Materials	2.4%
Utilities	1.8%
Health Care	1.5%
Real Estate	1.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager Emerging Markets Equity Fund

Class I: IEMGX

92913W680-SAR

Voya Multi-Manager Emerging Markets Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class R: IEMKX

This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$85	1.72%

Fund Statistics

  Total Net Assets$191,010,150
  # of Portfolio Holdings374
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Reliance Industries Ltd.	3.8%
SK Hynix, Inc.	3.6%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	3.3%
SK Square Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.6%
MercadoLibre, Inc.	1.8%
MediaTek, Inc.	1.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	11.7%
Japan	1.3%
Hong Kong	1.5%
Thailand	1.7%
Indonesia	1.8%
South Africa	2.7%
Mexico	5.9%
Brazil	9.3%
South Korea	14.8%
Taiwan	15.3%
India	16.5%
China	16.8%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	15.5%
Consumer Discretionary	12.7%
Consumer Staples	11.7%
Communication Services	10.7%
Industrials	8.7%
Energy	6.8%
Materials	2.4%
Utilities	1.8%
Health Care	1.5%
Real Estate	1.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager Emerging Markets Equity Fund

Class R: IEMKX

92913W730-SAR

Voya Multi-Manager Emerging Markets Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class W: IEMLX

This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$60	1.22%

Fund Statistics

  Total Net Assets$191,010,150
  # of Portfolio Holdings374
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Reliance Industries Ltd.	3.8%
SK Hynix, Inc.	3.6%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	3.3%
SK Square Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.6%
MercadoLibre, Inc.	1.8%
MediaTek, Inc.	1.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	11.7%
Japan	1.3%
Hong Kong	1.5%
Thailand	1.7%
Indonesia	1.8%
South Africa	2.7%
Mexico	5.9%
Brazil	9.3%
South Korea	14.8%
Taiwan	15.3%
India	16.5%
China	16.8%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	15.5%
Consumer Discretionary	12.7%
Consumer Staples	11.7%
Communication Services	10.7%
Industrials	8.7%
Energy	6.8%
Materials	2.4%
Utilities	1.8%
Health Care	1.5%
Real Estate	1.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager Emerging Markets Equity Fund

Class W: IEMLX

92913W748-SAR

Voya Multi-Manager International Equity Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class I: IIGIX

This semi-annual shareholder report contains important information about Voya Multi-Manager International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$46	0.89%

Fund Statistics

  Total Net Assets$532,948,443
  # of Portfolio Holdings435
  Portfolio Turnover Rate51%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
SAP SE	1.5%
London Stock Exchange Group PLC	1.4%
Tencent Holdings Ltd.	1.2%
ASML Holding NV	1.2%
Wolters Kluwer NV	1.1%
GSK PLC	1.1%
Roche Holding AG	0.9%
Imperial Brands PLC	0.9%
BNP Paribas SA	0.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.9%
Countries-Other	23.2%
Hong Kong	2.9%
Taiwan	3.7%
Canada	4.1%
Australia	4.2%
Netherlands	4.6%
China	5.3%
United States	6.7%
France	7.9%
Germany	9.4%
United Kingdom	12.0%
Japan	13.1%

Sector Allocation

Value	Value
Financials	24.0%
Industrials	16.4%
Information Technology	14.7%
Consumer Discretionary	9.0%
Health Care	8.2%
Communication Services	8.0%
Consumer Staples	6.2%
Energy	3.4%
Materials	3.2%
Real Estate	2.1%
Utilities	1.9%
Short-Term Investments	2.3%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager International Equity Fund

Class I: IIGIX

92914A596-SAR

Voya Multi-Manager International Small Cap Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class A: NTKLX

This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$79	1.53%

Fund Statistics

  Total Net Assets$321,923,092
  # of Portfolio Holdings1,338
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Klepierre SA	1.6%
ROCKWOOL A/S - Class B	0.9%
Logitech International SA	0.7%
Pandora A/S	0.7%
Avanza Bank Holding AB	0.7%
Zalando SE	0.7%
Orion Oyj - Class B	0.7%
Bankinter SA	0.7%
Coca-Cola HBC AG - Class DI	0.6%
BKW AG	0.6%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Countries-Other	17.5%
Denmark	2.8%
Sweden	3.8%
South Korea	4.6%
Australia	5.2%
Italy	6.5%
Germany	6.8%
Switzerland	7.0%
Canada	7.2%
France	7.4%
United Kingdom	8.6%
Japan	20.9%

Sector Allocation

Value	Value
Industrials	21.9%
Financials	13.4%
Information Technology	12.6%
Consumer Discretionary	12.5%
Materials	8.9%
Health Care	7.4%
Real Estate	5.8%
Communication Services	5.2%
Consumer Staples	4.5%
Energy	3.1%
Utilities	3.0%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager International Small Cap Fund

Class A: NTKLX

92913X779-SAR

Voya Multi-Manager International Small Cap Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class C: NARCX

This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$117	2.28%

Fund Statistics

  Total Net Assets$321,923,092
  # of Portfolio Holdings1,338
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Klepierre SA	1.6%
ROCKWOOL A/S - Class B	0.9%
Logitech International SA	0.7%
Pandora A/S	0.7%
Avanza Bank Holding AB	0.7%
Zalando SE	0.7%
Orion Oyj - Class B	0.7%
Bankinter SA	0.7%
Coca-Cola HBC AG - Class DI	0.6%
BKW AG	0.6%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Countries-Other	17.5%
Denmark	2.8%
Sweden	3.8%
South Korea	4.6%
Australia	5.2%
Italy	6.5%
Germany	6.8%
Switzerland	7.0%
Canada	7.2%
France	7.4%
United Kingdom	8.6%
Japan	20.9%

Sector Allocation

Value	Value
Industrials	21.9%
Financials	13.4%
Information Technology	12.6%
Consumer Discretionary	12.5%
Materials	8.9%
Health Care	7.4%
Real Estate	5.8%
Communication Services	5.2%
Consumer Staples	4.5%
Energy	3.1%
Utilities	3.0%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager International Small Cap Fund

Class C: NARCX

92913X795-SAR

Voya Multi-Manager International Small Cap Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class I: NAPIX

This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$62	1.20%

Fund Statistics

  Total Net Assets$321,923,092
  # of Portfolio Holdings1,338
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Klepierre SA	1.6%
ROCKWOOL A/S - Class B	0.9%
Logitech International SA	0.7%
Pandora A/S	0.7%
Avanza Bank Holding AB	0.7%
Zalando SE	0.7%
Orion Oyj - Class B	0.7%
Bankinter SA	0.7%
Coca-Cola HBC AG - Class DI	0.6%
BKW AG	0.6%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Countries-Other	17.5%
Denmark	2.8%
Sweden	3.8%
South Korea	4.6%
Australia	5.2%
Italy	6.5%
Germany	6.8%
Switzerland	7.0%
Canada	7.2%
France	7.4%
United Kingdom	8.6%
Japan	20.9%

Sector Allocation

Value	Value
Industrials	21.9%
Financials	13.4%
Information Technology	12.6%
Consumer Discretionary	12.5%
Materials	8.9%
Health Care	7.4%
Real Estate	5.8%
Communication Services	5.2%
Consumer Staples	4.5%
Energy	3.1%
Utilities	3.0%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager International Small Cap Fund

Class I: NAPIX

92914A760-SAR

Voya Multi-Manager International Small Cap Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class R6: VVJFX

This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$62	1.20%

Fund Statistics

  Total Net Assets$321,923,092
  # of Portfolio Holdings1,338
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Klepierre SA	1.6%
ROCKWOOL A/S - Class B	0.9%
Logitech International SA	0.7%
Pandora A/S	0.7%
Avanza Bank Holding AB	0.7%
Zalando SE	0.7%
Orion Oyj - Class B	0.7%
Bankinter SA	0.7%
Coca-Cola HBC AG - Class DI	0.6%
BKW AG	0.6%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Countries-Other	17.5%
Denmark	2.8%
Sweden	3.8%
South Korea	4.6%
Australia	5.2%
Italy	6.5%
Germany	6.8%
Switzerland	7.0%
Canada	7.2%
France	7.4%
United Kingdom	8.6%
Japan	20.9%

Sector Allocation

Value	Value
Industrials	21.9%
Financials	13.4%
Information Technology	12.6%
Consumer Discretionary	12.5%
Materials	8.9%
Health Care	7.4%
Real Estate	5.8%
Communication Services	5.2%
Consumer Staples	4.5%
Energy	3.1%
Utilities	3.0%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager International Small Cap Fund

Class R6: VVJFX

92914A372-SAR

Voya Multi-Manager International Small Cap Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Class W: ISCWX

This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$66	1.28%

Fund Statistics

  Total Net Assets$321,923,092
  # of Portfolio Holdings1,338
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Klepierre SA	1.6%
ROCKWOOL A/S - Class B	0.9%
Logitech International SA	0.7%
Pandora A/S	0.7%
Avanza Bank Holding AB	0.7%
Zalando SE	0.7%
Orion Oyj - Class B	0.7%
Bankinter SA	0.7%
Coca-Cola HBC AG - Class DI	0.6%
BKW AG	0.6%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Countries-Other	17.5%
Denmark	2.8%
Sweden	3.8%
South Korea	4.6%
Australia	5.2%
Italy	6.5%
Germany	6.8%
Switzerland	7.0%
Canada	7.2%
France	7.4%
United Kingdom	8.6%
Japan	20.9%

Sector Allocation

Value	Value
Industrials	21.9%
Financials	13.4%
Information Technology	12.6%
Consumer Discretionary	12.5%
Materials	8.9%
Health Care	7.4%
Real Estate	5.8%
Communication Services	5.2%
Consumer Staples	4.5%
Energy	3.1%
Utilities	3.0%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Multi-Manager International Small Cap Fund

Class W: ISCWX

92914A307-SAR

Voya VACS Series EME Fund

Semi-Annual Shareholder Report

                   April 30, 2025

Portfolio: VVIFX

This semi-annual shareholder report contains important information about Voya VACS Series EME Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$7	0.15%

Fund Statistics

  Total Net Assets$244,080,850
  # of Portfolio Holdings352
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
HDFC Bank Ltd.	3.4%
Reliance Industries Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
SK Hynix, Inc.	3.3%
Tencent Holdings Ltd.	3.2%
SK Square Co. Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.4%
MercadoLibre, Inc.	1.9%
Fomento Economico Mexicano SAB de CV - Foreign	1.8%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.2%
Countries-Other	11.6%
Malaysia	1.3%
Hong Kong	1.4%
Thailand	1.6%
Indonesia	1.7%
South Africa	2.6%
Mexico	6.1%
Brazil	10.2%
South Korea	14.0%
Taiwan	14.9%
India	15.8%
China	17.6%

Sector Allocation

Value	Value
Information Technology	25.5%
Financials	15.4%
Consumer Staples	13.2%
Consumer Discretionary	13.1%
Communication Services	10.0%
Industrials	8.6%
Energy	6.4%
Materials	2.5%
Utilities	1.8%
Health Care	1.4%
Real Estate	0.9%
Short-Term Investments	1.2%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/mutual-fund/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Voya VACS Series EME Fund

Portfolio: VVIFX

92913W359-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

April 30, 2025

Classes A, C, I, R, R6 and W

Global and International Funds

■	Voya Global Bond Fund

■	Voya Global High Dividend Low Volatility Fund

■	Voya Multi-Manager International Small Cap Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Statements of Assets and Liabilities	1
Statements of Operations	4
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	11
Portfolios of Investments	28
Advisory and Sub-Advisory Contract Approval Discussion	88

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2025 (Unaudited)

		Voya Global High Dividend	Voya Multi-Manager
	Voya Global Bond Fund	Low Volatility Fund	International Small Cap Fund
ASSETS:
Investments in securities at fair value+*	$126,723,855	$256,757,343	$318,530,453
Short-term investments at fair value†	4,760,279	573,117	13,237,398
Cash	7,552	73,416	–
Cash collateral for futures contracts	834,913	–	–
Cash pledged for centrally cleared swaps (Note 2)	1,786,000	–	–
Cash pledged as collateral for OTC derivatives (Note 2)	450,000	–	–
Foreign currencies at value‡	708,343	2,579	421,315
Receivables:
Investment securities and currencies sold	2,042,552	537,726	10,748,341
Investment securities sold on a delayed-delivery or when-issued basis	5,507,470	–	–
Fund shares sold	534,414	20,999	184,253
Dividends	9,352	689,463	1,561,645
Interest	1,039,567	15	–
Foreign tax reclaims	12,700	662,411	434,953
Variation margin on futures contracts	25,032	–	–
Unrealized appreciation on forward foreign currency contracts	2,824,543	–	122
Unrealized appreciation on forward premium swaptions	465,882	–	–
Unrealized appreciation on OTC swap agreements	227,257	–	–
Prepaid expenses	30,618	43,548	29,060
Reimbursement due from Investment Adviser	19,015	22,035	28,768
Other assets	16,132	47,045	13,327
Total assets	148,025,476	259,429,697	345,189,635

LIABILITIES:
Income distribution payable	487,782	–	–
Payable for investment securities and currencies purchased	3,067,939	–	19,953,378
Payable for investment securities purchased on a delayed-delivery or when-issued basis	5,782,011	–	–
Payable for fund shares redeemed	97,016	28,486	424,800
Payable upon receipt of securities loaned	1,488,629	573,117	1,878,565
Unrealized depreciation on forward foreign currency contracts	382,120	–	7,513
Unrealized depreciation on forward premium swaptions	188,254	–	–
Unrealized depreciation on OTC swap agreements	2,177	–	–
Variation margin payable on centrally cleared swaps	28,050	–	–
Cash received as collateral for OTC derivatives (Note 2)	2,510,000	–	–
Payable for investment management fees	77,743	103,665	242,160
Payable for distribution and shareholder service fees	5,906	45,812	12,556
Payable to custodian due to bank overdraft	–	–	493,815
Payable to trustees under the deferred compensation plan (Note 6)	16,132	47,045	13,327
Payable for trustee fees	461	635	727
Other accrued expenses and liabilities	199,358	147,359	239,702
Written options, at fair value^	80,703	–	–
Total liabilities	14,414,281	946,119	23,266,543
NET ASSETS	$133,611,195	$258,483,578	$321,923,092

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2025 (Unaudited) (continued)

		Voya Global High Dividend	Voya Multi-Manager
	Voya Global Bond Fund	Low Volatility Fund	International Small Cap Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$172,142,532	$225,391,581	$276,625,383
Total distributable earnings (loss)	(38,531,337)	33,091,997	45,297,709
NET ASSETS	$133,611,195	$258,483,578	$321,923,092

+ Including securities loaned at value	$1,445,202	$542,882	$1,657,299
* Cost of investments in securities	$131,705,441	$219,530,435	$275,369,883
† Cost of short-term investments	$4,760,588	$573,117	$13,237,398
‡ Cost of foreign currencies	$695,665	$2,542	$421,746
^ Premiums received on written options	$135,908	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2025 (Unaudited) (continued)

			Voya Global High Dividend	Voya Multi-Manager
	Voya Global Bond Fund		Low Volatility Fund	International Small Cap Fund
Class A
Net assets	$18,430,086		$219,991,199	$53,926,149
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	2,506,185		4,548,041	832,148
Net asset value and redemption price per share†	$7.35		$48.37	$64.80
Maximum offering price per share (5.75%)(1)	$7.54	(2)	$51.32	$68.75
Class C
Net assets	$581,217		$2,137,564	$2,620,450
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	79,408		47,929	45,146
Net asset value and redemption price per share†	$7.32		$44.60	$58.04
Class I
Net assets	$65,261,370		$32,438,815	$238,146,311
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	8,918,769		663,742	3,685,363
Net asset value and redemption price per share	$7.32		$48.87	$64.62
Class R
Net assets	$4,161,252		n/a	n/a
Shares authorized	unlimited		n/a	n/a
Par value	—		n/a	n/a
Shares outstanding	564,245		n/a	n/a
Net asset value and redemption price per share	$7.37		n/a	n/a
Class R6
Net assets	$13,012,189		$153,827	$681,960
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	1,773,398		3,149	10,549
Net asset value and redemption price per share	$7.34		$48.84	$64.64
Class W
Net assets	$32,165,081		$3,762,173	$26,548,222
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	4,450,338		77,047	317,544
Net asset value and redemption price per share	$7.23		$48.83	$83.60

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
(2)	Maximum offering price is 2.50% and is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2025 (Unaudited)

		Voya Global High Dividend	Voya Multi-Manager
	Voya Global Bond Fund	Low Volatility Fund	International Small Cap Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$30,243	$4,013,800	$3,927,555
Interest, net of foreign taxes withheld*	4,389,926	700	277
Securities lending income, net	5,673	246	23,203
Other	535	724	825
Total investment income	4,426,377	4,015,470	3,951,860
EXPENSES:
Investment management fees	457,382	629,827	1,442,376
Distribution and shareholder service fees:
Class A	22,735	268,351	64,961
Class C	2,849	10,647	12,527
Class R	10,369	—	—
Transfer agent fees:
Class A	19,015	134,787	29,818
Class C	597	1,337	1,437
Class I	68,226	8,594	127,262
Class R	4,337	—	—
Class R6	65	25	81
Class W	36,072	2,220	14,470
Shareholder reporting expense	23,140	18,195	22,585
Registration fees	45,302	40,230	47,502
Professional fees	33,239	30,799	45,205
Custody and accounting expense	52,924	19,976	160,064
Trustee fees	2,306	3,174	3,635
Miscellaneous expense	15,433	13,865	19,963
Interest expense	—	—	1,340
Total expenses	793,991	1,182,027	1,993,226
Waived and reimbursed fees	(161,040)	(146,081)	(149,438)
Brokerage commission recapture	—	—	(1,321)
Net expenses	632,951	1,035,946	1,842,467
Net investment income	3,793,426	2,979,524	2,109,393
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld)	(357,707)	10,878,731	6,893,950
Forward foreign currency contracts	(148,707)	—	8,172
Foreign currency related transactions	(26,019)	14,748	(57,084)
Futures	(1,710,176)	—	—
Swaps	(553,119)	—	—
Written options	139,876	—	—
Net realized gain (loss)	(2,655,852)	10,893,479	6,845,038
Net change in unrealized appreciation (depreciation) on:
Investments	1,976,434	2,244,469	15,693,547
Forward foreign currency contracts	2,422,869	—	(7,404)
Foreign currency related transactions	18,180	46,276	97,734
Futures	1,531,503	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2025 (Unaudited) (continued)

		Voya Global High Dividend	Voya Multi-Manager
	Voya Global Bond Fund	Low Volatility Fund	International Small Cap Fund
Swaps	(254,059)	—	—
Written options	4,760	—	—
Net change in unrealized appreciation (depreciation)	5,699,687	2,290,745	15,783,877
Net realized and unrealized gain	3,043,835	13,184,224	22,628,915
Increase in net assets resulting from operations	$6,837,261	$16,163,748	$24,738,308
* Foreign taxes withheld	$11,404	$288,029	$345,505

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Fund		Voya Global High Dividend Low Volatility Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30, 2025	October 31,	April 30, 2025	October 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$3,793,426	$10,740,392	$2,979,524	$5,886,254
Net realized gain (loss)	(2,655,852)	(562,351)	10,893,479	16,559,102
Net change in unrealized appreciation (depreciation)	5,699,687	21,303,850	2,290,745	31,660,794
Increase in net assets resulting from operations	6,837,261	31,481,891	16,163,748	54,106,150

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(432,330)	(881,311)	(2,181,356)	(5,244,643)
Class C	(11,396)	(22,179)	(15,607)	(44,294)
Class I	(2,808,009)	(5,366,365)	(357,103)	(821,039)
Class R	(93,380)	(172,783)	—	—
Class R6	(327,610)	(2,940,258)	(1,688)	(3,578)
Class W	(865,397)	(1,914,331)	(40,439)	(90,494)
Return of capital:
Class A	—	(28,576)	—	—
Class C	—	(879)	—	—
Class I	—	(164,200)	—	—
Class R	—	(5,954)	—	—
Class R6	—	(80,831)	—	—
Class W	—	(53,921)	—	—
Total distributions	(4,538,122)	(11,631,588)	(2,596,193)	(6,204,048)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,580,018	43,496,729	5,911,408	21,507,593
Reinvestment of distributions	3,537,405	11,362,300	2,244,021	5,325,349
	21,117,423	54,859,029	8,155,429	26,832,942
Cost of shares redeemed	(77,199,851)	(169,482,067)	(14,829,122)	(61,922,870)
Net decrease in net assets resulting from capital share transactions	(56,082,428)	(114,623,038)	(6,673,693)	(35,089,928)
Net increase (decrease) in net assets	(53,783,289)	(94,772,735)	6,893,862	12,812,174

NET ASSETS:
Beginning of year or period	187,394,484	282,167,219	251,589,716	238,777,542
End of year or period	$133,611,195	$187,394,484	$258,483,578	$251,589,716

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi-Manager
	International Small Cap Fund
	Six Months
	Ended	Year Ended
	April 30, 2025	October 31,
	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$2,109,393	$4,623,829
Net realized gain	6,845,038	12,827,561
Net change in unrealized appreciation (depreciation)	15,783,877	40,934,505
Increase in net assets resulting from operations	24,738,308	58,385,895

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,173,638)	(823,531)
Class C	(44,373)	(29,371)
Class I	(5,116,475)	(3,750,363)
Class R6	(9,098)	(63)
Class W	(485,844)	(398,223)
Total distributions	(6,829,428)	(5,001,551)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,250,911	68,264,403
Reinvestment of distributions	6,663,922	4,792,898
	46,914,833	73,057,301
Cost of shares redeemed	(25,350,501)	(80,548,919)
Net increase (decrease) in net assets resulting from capital share transactions	21,564,332	(7,491,618)
Net increase in net assets	39,473,212	45,892,726

NET ASSETS:
Beginning of year or period	282,449,880	236,557,154
End of year or period	$321,923,092	$282,449,880

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Global Bond Fund
Class A
04-30-25+	7.26	0.14•	0.12	0.26	0.17	—	—	0.17	—	7.35	3.64	1.15	0.90	0.90	3.93	18,430	69
10-31-24	6.81	0.29•	0.48	0.77	0.31	—	0.01	0.32	—	7.26	11.35	1.11	0.90	0.90	4.00	19,298	177
10-31-23	6.98	0.25•	(0.13)	0.12	0.21	—	0.08	0.29	—	6.81	1.51	1.09	0.90	0.90	3.47	20,493	292
10-31-22	9.34	0.17•	(2.21)	(2.04)	0.00*	—	0.32	0.32	—	6.98	(22.22)	1.05	0.90	0.90	2.04	23,251	218
10-31-21	9.77	0.18•	(0.19)	(0.01)	0.04	—	0.38	0.42	—	9.34	(0.18)	1.02	0.90	0.90	1.90	34,657	191
10-31-20	9.74	0.26	0.20	0.46	0.32	0.06	0.05	0.43	—	9.77	4.88	1.02	0.90	0.90	2.67	34,928	208
Class C
04-30-25+	7.23	0.11•	0.12	0.23	0.14	—	—	0.14	—	7.32	3.26	1.90	1.65	1.65	3.17	581	69
10-31-24	6.78	0.24•	0.47	0.71	0.25	—	0.01	0.26	—	7.23	10.58	1.86	1.65	1.65	3.25	635	177
10-31-23	6.95	0.19•	(0.13)	0.06	0.15	—	0.08	0.23	—	6.78	0.68	1.84	1.65	1.65	2.69	615	292
10-31-22	9.29	0.10•	(2.18)	(2.08)	0.00*	—	0.26	0.26	—	6.95	(22.73)	1.80	1.65	1.65	1.27	1,139	218
10-31-21	9.71	0.11•	(0.18)	(0.07)	0.03	—	0.32	0.35	—	9.29	(0.85)	1.77	1.65	1.65	1.18	3,262	191
10-31-20	9.69	0.19•	0.18	0.37	0.24	0.06	0.05	0.35	—	9.71	4.00	1.77	1.65	1.65	1.94	4,709	208
Class I
04-30-25+	7.23	0.15•	0.12	0.27	0.18	—	—	0.18	—	7.32	3.77	0.81	0.65	0.65	4.19	65,261	69
10-31-24	6.78	0.31•	0.48	0.79	0.33	—	0.01	0.34	—	7.23	11.69	0.76	0.65	0.65	4.25	113,001	177
10-31-23	6.95	0.27•	(0.14)	0.13	0.22	—	0.08	0.30	—	6.78	1.68	0.73	0.65	0.65	3.75	117,805	292
10-31-22	9.29	0.19•	(2.19)	(2.00)	0.00*	—	0.34	0.34	—	6.95	(21.94)	0.71	0.65	0.65	2.29	107,231	218
10-31-21	9.72	0.20•	(0.19)	0.01	0.04	—	0.40	0.44	—	9.29	0.05	0.67	0.65	0.65	2.05	160,932	191
10-31-20	9.69	0.28•	0.20	0.48	0.34	0.06	0.05	0.45	—	9.72	5.15	0.67	0.65	0.65	2.90	36,988	208
Class R
04-30-25+	7.28	0.13•	0.12	0.25	0.16	—	—	0.16	—	7.37	3.51	1.40	1.15	1.15	3.68	4,161	69
10-31-24	6.83	0.27•	0.48	0.75	0.29	—	0.01	0.30	—	7.28	11.08	1.36	1.15	1.15	3.75	4,685	177
10-31-23	7.00	0.24•	(0.15)	0.09	0.19	—	0.08	0.27	—	6.83	1.18	1.34	1.15	1.15	3.23	4,303	292
10-31-22	9.35	0.15•	(2.21)	(2.06)	0.00*	—	0.29	0.29	—	7.00	(22.39)	1.30	1.15	1.15	1.79	4,449	218
10-31-21	9.77	0.16•	(0.20)	(0.04)	0.03	—	0.35	0.38	—	9.35	(0.44)	1.27	1.15	1.15	1.65	6,170	191
10-31-20	9.73	0.23	0.20	0.43	0.28	0.06	0.05	0.39	—	9.77	4.60	1.27	1.15	1.15	2.43	6,249	208
Class R6
04-30-25+	7.25	0.15•	0.12	0.27	0.18	—	—	0.18	—	7.34	3.78	0.69	0.65	0.65	4.19	13,012	69
10-31-24	6.80	0.31•	0.48	0.79	0.33	—	0.01	0.34	—	7.25	11.70	0.65	0.65	0.65	4.26	13,378	177
10-31-23	6.97	0.27•	(0.14)	0.13	0.23	—	0.08	0.31	—	6.80	1.72	0.65	0.65	0.65	3.73	80,638	292
10-31-22	9.32	0.19•	(2.19)	(2.00)	0.00*	—	0.35	0.35	—	6.97	(21.94)	0.62	0.62	0.62	2.32	76,691	218
10-31-21	9.75	0.21•	(0.20)	0.01	0.04	—	0.40	0.44	—	9.32	0.08	0.61	0.61	0.61	2.19	103,575	191
10-31-20	9.72	0.28	0.20	0.48	0.34	0.06	0.05	0.45	—	9.75	5.17	0.62	0.62	0.62	2.93	116,095	208
Class W
04-30-25+	7.14	0.15•	0.11	0.26	0.17	—	—	0.17	—	7.23	3.79	0.90	0.65	0.65	4.18	32,165	69
10-31-24	6.70	0.30•	0.47	0.77	0.32	—	0.01	0.33	—	7.14	11.62	0.86	0.65	0.65	4.25	36,399	177
10-31-23	6.86	0.27•	(0.14)	0.13	0.22	—	0.08	0.30	—	6.70	1.78	0.84	0.65	0.65	3.73	58,313	292
10-31-22	9.17	0.19•	(2.17)	(1.98)	0.00*	—	0.33	0.33	—	6.86	(22.04)	0.80	0.65	0.65	2.30	53,389	218
10-31-21	9.57	0.21•	(0.18)	0.03	0.04	—	0.39	0.43	—	9.17	0.18	0.77	0.65	0.65	2.19	90,343	191
10-31-20	9.53	0.27•	0.20	0.47	0.32	0.06	0.05	0.43	—	9.57	5.14	0.77	0.65	0.65	2.85	133,137	208
Voya Global High Dividend Low Volatility Fund
Class A
04-30-25+	45.84	0.54•	2.47	3.01	0.48	—	—	0.48	—	48.37	6.59	0.98	0.85	0.85	2.34	219,991	43
10-31-24	37.74	1.02•	8.17	9.19	1.09	—	—	1.09	—	45.84	24.55	0.99	0.86	0.86	2.37	214,850	70
10-31-23	38.32	1.08•	(0.34)	0.74	1.32	—	—	1.32	—	37.74	1.84	0.97	0.85	0.85	2.74	190,280	69

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Global High Dividend Low Volatility Fund (continued)
Class A (continued)
10-31-22	41.58	1.23•	(3.53)	(2.30)	0.96	—	—	0.96	—	38.32	(5.56)	1.00	0.85	0.85	3.06	205,989	67
10-31-21	32.14	0.82•	9.46	10.28	0.84	—	—	0.84	—	41.58	32.16	1.01	0.85	0.85	2.10	230,663	75
10-31-20	36.30	0.75•	(4.16)	(3.41)	0.73	—	0.02	0.75	—	32.14	(9.35)	1.03	0.85	0.85	2.20	191,019	61
Class C
04-30-25+	42.31	0.34•	2.27	2.61	0.32	—	—	0.32	—	44.60	6.18	1.73	1.60	1.60	1.58	2,138	43
10-31-24	34.87	0.65•	7.55	8.20	0.76	—	—	0.76	—	42.31	23.67	1.74	1.61	1.61	1.64	2,158	70
10-31-23	35.51	0.73•	(0.32)	0.41	1.05	—	—	1.05	—	34.87	1.06	1.72	1.60	1.60	1.99	3,099	69
10-31-22	38.61	0.84•	(3.25)	(2.41)	0.69	—	—	0.69	—	35.51	(6.28)	1.75	1.60	1.60	2.25	4,208	67
10-31-21	29.90	0.48•	8.81	9.29	0.58	—	—	0.58	—	38.61	31.17	1.76	1.60	1.60	1.33	6,174	75
10-31-20	33.77	0.46•	(3.84)	(3.38)	0.47	—	0.02	0.49	—	29.90	(9.99)	1.78	1.60	1.60	1.41	5,795	61
Class I
04-30-25+	46.32	0.61•	2.47	3.08	0.53	—	—	0.53	—	48.87	6.69	0.66	0.60	0.60	2.59	32,439	43
10-31-24	38.11	1.12•	8.28	9.40	1.19	—	—	1.19	—	46.32	24.90	0.64	0.61	0.61	2.59	31,022	70
10-31-23	38.68	1.20•	(0.35)	0.85	1.42	—	—	1.42	—	38.11	2.10	0.62	0.60	0.60	2.99	42,281	69
10-31-22	41.96	1.37•	(3.59)	(2.22)	1.06	—	—	1.06	—	38.68	(5.33)	0.65	0.60	0.60	3.36	44,628	67
10-31-21	32.43	0.93•	9.54	10.47	0.94	—	—	0.94	—	41.96	32.47	0.67	0.60	0.60	2.36	58,145	75
10-31-20	36.63	0.85	(4.21)	(3.36)	0.82	—	0.02	0.84	—	32.43	(9.13)	0.69	0.60	0.60	2.45	45,136	61
Class R6
04-30-25+	46.29	0.62•	2.47	3.09	0.54	—	—	0.54	—	48.84	6.71	0.63	0.57	0.57	2.63	154	43
10-31-24	38.09	1.15•	8.26	9.41	1.21	—	—	1.21	—	46.29	24.94	0.64	0.58	0.58	2.64	143	70
10-31-23	38.66	1.20•	(0.34)	0.86	1.43	—	—	1.43	—	38.09	2.12	0.68	0.57	0.57	3.00	102	69
10-31-22	41.94	1.35•	(3.56)	(2.21)	1.07	—	—	1.07	—	38.66	(5.30)	0.63	0.57	0.57	3.33	118	67
10-31-21	32.41	1.01•	9.48	10.49	0.96	—	—	0.96	—	41.94	32.57	1.27	0.57	0.57	2.49	126	75
02-28-20(4)-
10-31-20	34.25	0.59•	(1.75)	(1.16)	0.67	—	0.01	0.68	—	32.41	(3.26)	2.03	0.57	0.57	2.68	3	61
Class W
04-30-25+	46.27	0.61•	2.48	3.09	0.53	—	—	0.53	—	48.83	6.72	0.73	0.60	0.60	2.59	3,762	43
10-31-24	38.08	1.14•	8.25	9.39	1.20	—	—	1.20	—	46.27	24.87	0.74	0.61	0.61	2.62	3,417	70
10-31-23	38.65	1.19•	(0.34)	0.85	1.42	—	—	1.42	—	38.08	2.10	0.72	0.60	0.60	2.99	3,017	69
10-31-22	41.93	1.35•	(3.57)	(2.22)	1.06	—	—	1.06	—	38.65	(5.33)	0.75	0.60	0.60	3.33	3,266	67
10-31-21	32.40	0.92•	9.55	10.47	0.94	—	—	0.94	—	41.93	32.51	0.76	0.60	0.60	2.35	3,745	75
10-31-20	36.60	0.83•	(4.19)	(3.36)	0.82	—	0.02	0.84	—	32.40	(9.14)	0.78	0.60	0.60	2.42	3,117	61
Voya Multi-Manager International Small Cap Fund
Class A
04-30-25+	61.14	0.35•	4.67	5.02	1.36	—	—	1.36	—	64.80	8.39	1.57	1.53	1.53	1.17	53,926	39
10-31-24	49.96	0.82•	11.30	12.12	0.94	—	—	0.94	—	61.14	24.53	1.60	1.54	1.54	1.40	53,341	85
10-31-23	46.91	0.80•	3.40	4.20	1.15	—	—	1.15	—	49.96	8.93	1.57	1.53	1.53	1.51	44,397	90
10-31-22	72.04	1.02•	(18.33)	(17.31)	0.97	6.85	—	7.82	—	46.91	(26.58)	1.57	1.53	1.53	1.82	44,707	72
10-31-21	52.86	0.55•	19.43	19.98	0.80	—	—	0.80	—	72.04	38.09	1.60	1.53	1.53	0.81	65,656	79
10-31-20	51.61	0.31•	2.06	2.37	1.12	—	—	1.12	—	52.86	4.56	1.67	1.53	1.53	0.62	46,220	91
Class C
04-30-25+	54.72	0.11•	4.18	4.29	0.97	—	—	0.97	—	58.04	7.98	2.32	2.28	2.28	0.43	2,620	39
10-31-24	44.84	0.34•	10.16	10.50	0.62	—	—	0.62	—	54.72	23.60	2.35	2.29	2.29	0.65	2,469	85
10-31-23	42.49	0.36•	3.12	3.48	1.13	—	—	1.13	—	44.84	8.15	2.32	2.28	2.28	0.74	2,139	90
10-31-22	66.20	0.57•	(16.72)	(16.15)	0.71	6.85	—	7.56	—	42.49	(27.12)	2.32	2.28	2.28	1.13	2,217	72
10-31-21	48.57	0.02•	17.93	17.95	0.32	—	—	0.32	—	66.20	37.07	2.35	2.28	2.28	0.03	2,864	79
10-31-20	47.47	(0.35)•	2.20	1.85	0.75	—	—	0.75	—	48.57	3.86	2.42	2.28	2.28	(0.73)	978	91

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Multi-Manager International Small Cap Fund (continued)
Class I
04-30-25+	61.07	0.47•	4.63	5.10	1.55	—	—	1.55	—	64.62	8.58	1.33	1.20	1.20	1.55	238,146	39
10-31-24	49.92	1.02•	11.26	12.28	1.13	—	—	1.13	—	61.07	24.93	1.35	1.21	1.21	1.75	200,776	85
10-31-23	46.73	1.00•	3.35	4.35	1.16	—	—	1.16	—	49.92	9.30	1.33	1.20	1.20	1.89	165,079	90
10-31-22	71.82	1.23•	(18.27)	(17.04)	1.20	6.85	—	8.05	—	46.73	(26.33)	1.29	1.20	1.20	2.25	126,178	72
10-31-21	52.68	0.78•	19.34	20.12	0.98	—	—	0.98	—	71.82	38.54	1.30	1.20	1.20	1.14	121,433	79
10-31-20	51.44	0.44•	2.10	2.54	1.30	—	—	1.30	—	52.68	4.91	1.35	1.20	1.20	0.88	54,488	91
Class R6
04-30-25+	61.10	0.63•	4.47	5.10	1.56	—	—	1.56	—	64.64	8.56	1.25	1.20	1.20	2.08	682	39
10-31-24	49.94	1.03•	11.27	12.30	1.14	—	—	1.14	—	61.10	24.96	2.06	1.21	1.21	1.67	107	85
02-28-23(4)-
10-31-23	53.20	0.70•	(3.96)	(3.26)	—	—	—	—	—	49.94	(6.13)	2.41	1.20	1.20	1.93	3	90
Class W
04-30-25+	78.52	0.56•	6.01	6.57	1.49	—	—	1.49	—	83.60	8.53	1.32	1.28	1.28	1.43	26,548	39
10-31-24	63.88	1.22•	14.49	15.71	1.07	—	—	1.07	—	78.52	24.82	1.35	1.29	1.29	1.63	25,757	85
10-31-23	59.54	1.19•	4.30	5.49	1.15	—	—	1.15	—	63.88	9.22	1.32	1.28	1.28	1.75	24,940	90
10-31-22	89.20	1.47•	(23.16)	(21.69)	1.12	6.85	—	7.97	—	59.54	(26.40)	1.32	1.28	1.28	2.07	24,831	72
10-31-21	65.22	0.89•	24.00	24.89	0.91	—	—	0.91	—	89.20	38.44	1.35	1.28	1.28	1.06	34,019	79
10-31-20	63.40	0.50•	2.57	3.07	1.25	—	—	1.25	—	65.22	4.82	1.42	1.28	1.28	0.80	25,810	91

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series, three of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Global Bond Fund (“Global Bond”), Voya Global High Dividend Low Volatility Fund (“Global High Dividend Low Volatility”), and Voya Multi-Manager International Small Cap Fund (“Multi-Manager International Small Cap”). Each Fund is a diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to all Funds except Multi-Manager International Small Cap. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which certain Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine a Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B.	Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds and Underlying Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At April 30, 2025, the maximum amount of loss that Global Bond and Multi-Manager International Small Cap would incur if their relevant counterparties failed to perform would be $3,525,177 and $122, respectively, which represents the gross payments to be received on open OTC purchased options, forward premium swaptions, OTC interest rate swaps, OTC total return swaps, OTC volatility swaps and forward foreign currency contracts were they to be unwound as of April 30, 2025. To reduce the amount of potential loss, Global Bond received $2,510,000 in cash collateral from certain counterparties at April 30, 2025. There was no cash collateral received for Multi-Manager International Small Cap as of April 30, 2025.

The Funds have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

Global Bond and Multi-Manager International Small Cap had a liability position of $653,254 and $7,513 on forward foreign currency contracts, forward premium swaptions, OTC volatility swaps and written OTC options with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2025, the Funds could have been required to pay this amount in cash to its counterparties. At April 30, 2025, Global Bond pledged $450,000 in cash collateral to certain counterparties for its open OTC derivative transactions. Multi-Manager International Small Cap did not pledge any cash collateral at April 30, 2025.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund and Underlying Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds and Underlying Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Multi-Manager International Small Cap used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. Global Bond used forward foreign currency contracts primarily to gain currency exposure and to protect its non-U.S. dollar denominated holdings from adverse currency movements. The Funds had an average contract amount on forward foreign currency contracts to buy and sell as follows:

	Buy	Sell
Global Bond	$88,531,320	$22,081,093
Multi-Manager International Small Cap	1,661,509	56,846

Please refer to the tables within the Portfolio of Investments for Global Bond and Multi-Manager International Small Cap for open forward foreign currency contracts at April 30, 2025.

Each Fund and Underlying Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund and Underlying Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into such a contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2025, Global Bond had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended April 30, 2025, Global Bond had an average notional value of $83,627,485 and $10,084,075 on futures contracts purchased and sold, respectively. Please refer to the table for Global Bond within the Portfolio of Investments for open futures contracts at April 30, 2025.

F. Options Contracts. The Funds may write call and put options on futures, interest rate caps and floors, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss

During the period ended April 30, 2025, Global Bond had purchased and written interest rate swaptions to gain additional exposure to interest rates and to generate income. Global Bond had an average notional amount of $15,089,250 and $30,178,500 on purchased and written interest rate swaptions, respectively. There were no open purchased and written interest rate swaptions at April 30, 2025.

During the period ended April 30, 2025, Global Bond had purchased and written foreign currency options to gain additional exposure to foreign currencies and to generate income. Global Bond had an average notional amount of $154,230 and $2,665,000 on purchased and written foreign currency options, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at April 30, 2025.

During the period ended April 30, 2025, Global Bond had purchased and written forward premium swaptions to manage duration and yield curve exposures. Global Bond had and average notional amount of $20,139,263 and $47,523,956 on purchased and written forward premium swaptions, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written forward premium swaptions at April 30, 2025.

G. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

brokers. The value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statements of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the period ended April 30, 2025, Global Bond had bought credit protection on credit default swap indices (“CDX”) with an average notional amount of $9,430,000 to hedge exposure with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy protections at April 30, 2025.

Interest Rate Swap Agreements. Certain Funds may enter into interest rate swaps. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

For the period ended April 30, 2025, Global Bond has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $20,785,728.

For the period ended April 30, 2025, Global Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $112,961,745.

Global Bond entered into interest rate swaps to manage its duration. Please refer to the table within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at April 30, 2025.

At April 30, 2025, Global Bond had pledged $1,786,000 for open centrally cleared swaps.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended April 30, 2025, Global Bond had an average notional amount of $21,358,701 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open receiver total returns swaps at April 30, 2025.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended April 30, 2025, Global Bond had an average notional amount of $2,335,360 and $2,313,827 on cross-currency swaps in which the Fund receives and pays the floating rate. There were no open open cross-currency swaps at April 30, 2025.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

For the period ended April 30, 2025, Global Bond entered into receiver and payer volatility swaps on foreign currencies with an average notional amount of $1,609,290 and $1,625,250. Please refer to the tables within the Portfolio of Investments for open volatility swaps at April 30, 2025.

H. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund, except for Global Bond and Global High Dividend Low Volatility, declares and pays dividends, if any, annually. Global Bond declares dividends daily and pays dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

I.   Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

As a result of several court cases, in certain countries across the European Union, Global High Dividend Low Volatility filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by Global High Dividend Low Volatility, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by Global High Dividend Low Volatility during the fiscal year exceed foreign withholding taxes paid, and Global High Dividend Low Volatility previously passed foreign tax credit on to its shareholders, Global High Dividend Low Volatility will enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the Fund’s shareholders.

J. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 ⅓% of its total assets (except Multi-Manager International Small Cap and Global High Dividend Low Volatility, which can each lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

L. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery or When-Issued Transactions. Each Fund may purchase or sell securities on a when issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statements of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

There was no cash collateral received or pledged for delayed-delivery or when-issued transactions as of April 30, 2025.

N. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended April 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global Bond	$42,177,913	$75,065,592
Global High Dividend Low Volatility	110,554,583	117,255,244
Multi-Manager International Small Cap	128,220,996	112,949,253

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$74,648,684	$88,035,129

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager International Small

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Cap, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

Fund	As a Percentage of Average Daily Net Assets
Global Bond	0.50%
Global High Dividend Low Volatility	0.50%
Multi-Manager International	1.00% on first $500 million;
Small Cap	0.95% on next $500 million; and
0.90% in excess of $1 billion

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Global Bond	Voya IM*
Global High Dividend Low Volatility	Voya IM*
Multi-Manager International Small Cap	Acadian Asset Management LLC and Victory Capital Management Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
Global Bond	0.25%	1.00%	0.50%
Global High Dividend Low Volatility	0.25%	1.00%	N/A
Multi-Manager International Small Cap	0.25%	1.00%	N/A

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2025, the Distributor retained the following amounts in sales charges from the following Funds:

	Class A	Class C
Initial Sales Charges:
Global Bond	$95	$—
Global High Dividend Low Volatility	2,434	—
Multi-Manager International Small Cap	297	—

Contingent Deferred Sales Charges:
Global Bond	$—	$4
Global High Dividend Low Volatility	—	4

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Fund:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	Global Bond	11.77%

The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2025, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Global Bond	$10,829
Global High Dividend Low Volatility	1,871
Multi-Manager International Small Cap	15,977

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
Global Bond	0.90%	1.65%	0.65%	1.15%	0.65%	0.65%
Global High Dividend Low Volatility	0.85%	1.60%	0.60%	N/A	0.57%	0.60%
Multi-Manager International Small Cap	1.95%	2.60%	1.40%	N/A	1.40%	1.60%

Pursuant to a side letter agreement, through March 1, 2026, the Investment Adviser has further lowered the expense limits for Multi-Manager International Small Cap to the levels listed in the table below. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreement will continue. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class	Class
Fund	A	C	I	R6	W
Multi-Manager International Small Cap	1.53%	2.28%	1.20%	1.20%	1.28%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of April 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	April 30,
	2026	2027	2028	Total
Global Bond	$—	$—	$33,065	$33,065
Global High Dividend Low Volatility	135,362	21,043	77,390	233,795

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of April 30, 2025, are as follows:

	April 30,
	2026	2027	2028	Total
Global Bond
Class A	$44,772	$40,622	$42,080	$127,474
Class C	1,509	1,184	1,324	4,017
Class I	90,034	91,954	146,302	328,290
Class R	8,703	8,255	9,209	26,167
Class R6	—	—	65	65
Class W	108,132	92,817	80,164	281,113
Global High Dividend Low Volatility
Class A	$188,313	$208,486	$210,198	$606,997
Class C	3,708	3,109	2,160	8,977
Class I	—	1,188	5,529	6,717
Class R6	95	22	48	165
Class W	2,956	3,200	3,405	9,561

The Expense Limitation Agreement is contractual through March 1, 2026, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Investment Adviser, entered agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the period ended April 30, 2025:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Multi-Manager International Small Cap	7	$1,235,286	5.58%

NOTE 9 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global Bond
Class A
4/30/2025	147,387	—	46,811	(344,997)	—	(150,799)	1,054,556	—	337,153	(2,470,261)	—	(1,078,552)
10/31/2024	276,999	—	117,851	(746,630)	—	(351,780)	2,031,079	—	858,860	(5,432,319)	—	(2,542,380)
Class C
4/30/2025	764	—	1,314	(10,453)	—	(8,375)	5,439	—	9,420	(74,494)	—	(59,635)
10/31/2024	2,460	—	3,168	(8,538)	—	(2,910)	18,049	—	23,008	(62,481)	—	(21,424)
Class I
4/30/2025	1,744,166	—	297,620	(8,755,339)	—	(6,713,553)	12,449,024	—	2,129,447	(63,836,760)	—	(49,258,289)
10/31/2024	2,886,901	—	757,836	(5,387,427)	—	(1,742,690)	20,850,247	—	5,500,784	(38,993,677)	—	(12,642,646)
Class R
4/30/2025	40,175	—	10,671	(129,790)	—	(78,944)	289,313	—	77,072	(936,876)	—	(570,491)
10/31/2024	114,014	—	24,418	(125,031)	—	13,401	836,565	—	178,661	(921,834)	—	93,392
Class R6
4/30/2025	276,206	—	37,699	(386,174)	—	(72,269)	1,966,385	—	270,906	(2,763,560)	—	(526,269)
10/31/2024	2,252,953	—	390,204	(12,659,106)	—	(10,015,949)	16,279,222	—	2,833,271	(92,555,878)	—	(73,443,385)
Class W
4/30/2025	259,629	—	100,815	(1,009,250)	—	(648,806)	1,815,301	—	713,407	(7,117,900)	—	(4,589,192)
10/31/2024	487,500	—	274,432	(4,371,343)	—	(3,609,411)	3,481,567	—	1,967,716	(31,515,878)	—	(26,066,595)
Global High Dividend Low Volatility
Class A
4/30/2025	66,803	—	39,194	(244,606)	—	(138,609)	3,161,635	—	1,847,107	(11,485,656)	—	(6,476,914)
10/31/2024	119,433	—	102,775	(578,082)	—	(355,874)	5,132,513	—	4,443,381	(24,822,677)	—	(15,246,783)
Class C
4/30/2025	2,810	—	359	(6,252)	—	(3,083)	118,875	—	15,607	(267,179)	—	(132,697)
10/31/2024	2,212	—	1,110	(41,178)	—	(37,856)	89,133	—	44,294	(1,581,122)	—	(1,447,695)
Class I
4/30/2025	49,273	—	7,235	(62,554)	—	(6,046)	2,355,558	—	344,328	(2,925,005)	—	(225,119)
10/31/2024	378,559	—	17,302	(835,585)	—	(439,724)	16,211,975	—	754,874	(35,147,604)	—	(18,180,755)
Class R6
4/30/2025	58	—	35	(26)	—	67	2,761	—	1,688	(1,220)	—	3,229
10/31/2024	429	—	82	(97)	—	414	17,735	—	3,578	(4,208)	—	17,105
Class W
4/30/2025	5,674	—	742	(3,215)	—	3,201	272,579	—	35,291	(150,062)	—	157,808
10/31/2024	1,272	—	1,815	(8,463)	—	(5,376)	56,237	—	79,222	(367,259)	—	(231,800)
Multi-Manager International Small Cap
Class A
4/30/2025	36,200	—	18,538	(95,045)	—	(40,307)	2,198,192	—	1,109,674	(5,773,218)	—	(2,465,352)
10/31/2024	100,049	—	14,398	(130,575)	—	(16,128)	5,820,648	—	772,576	(7,598,198)	—	(1,004,974)

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Multi-Manager International Small Cap (continued)
Class C
4/30/2025	4,691	—	674	(5,340)	—	25	253,263	—	36,235	(293,743)	—	(4,245)
10/31/2024	3,836	—	559	(6,975)	—	(2,580)	201,619	—	27,008	(367,956)	—	(139,329)
Class I
4/30/2025	599,881	—	84,256	(286,541)	—	397,596	36,676,835	—	5,023,323	(17,400,262)	—	24,299,896
10/31/2024	1,065,200	—	67,287	(1,151,353)	—	(18,866)	61,019,877	—	3,595,827	(66,512,147)	—	(1,896,443)
Class R6
4/30/2025	8,971	—	153	(327)	—	8,797	554,737	—	9,098	(20,126)	—	543,709
10/31/2024	2,146	—	1	(450)	—	1,697	133,599	—	63	(28,409)	—	105,253
Class W
4/30/2025	7,182	—	6,293	(23,944)	—	(10,469)	567,884	—	485,592	(1,863,152)	—	(809,676)
10/31/2024	14,484	—	5,780	(82,653)	—	(62,389)	1,088,660	—	397,424	(6,042,209)	—	(4,556,125)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2025:

Global Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$273,579	$(273,579)	$—
BNP Paribas	204,813	(204,813)	—
BNP Paribas Prime Brokerage Intl Ltd	67,248	(67,248)	—
Citigroup Global Markets Inc.	26,790	(26,790)	—
Daiwa Capital Markets America Inc.	101,967	(101,967)	—
Goldman, Sachs & Co. LLC	112,113	(112,113)	—
HSBC Securities (USA) Inc.	26,339	(26,339)	—
J.P. Morgan Securities LLC	81,960	(81,960)	—

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Bank Financial Inc	$150,036	$(150,036)	$—
National Financial Services LLC	41,551	(41,551)	—
State Street Bank and Trust Co.	37,255	(37,255)	—
TD Prime Services LLC	259,372	(259,372)	—
TD Securities (USA) Inc.	24,176	(24,176)	—
Truist Securities INC	38,003	(38,003)	—
Total	$1,445,202	$(1,445,202)	$—

(1)	Cash collateral with a fair value of $1,488,629 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Securities Plc.	$542,882	$(542,882)	$—
Total	$542,882	$(542,882)	$—

(1)	Cash collateral with a fair value of $573,117 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Small Cap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$13,914	$(13,914)	$—

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Financial Markets	$157,695	$(157,695)	$—
BofA Securities Inc	102,508	(102,508)	—
Citigroup Global Markets Inc.	3,092	(3,092)	—
Citigroup Global Markets Limited	46,236	(46,236)	—
Goldman Sachs International	28,974	(28,974)	—
Goldman, Sachs & Co. LLC	45,005	(45,005)	—
HSBC Bank PLC	225,737	(225,737)	—
Jefferies International Ltd	119,977	(119,977)	—
JP Morgan Securities Plc.	214,959	(214,959)	—
Merrill Lynch International	87,435	(87,435)	—
Morgan Stanley & Co. LLC	218,716	(218,716)	—
Nomura Securities International, Inc.	23,308	(23,308)	—
Scotia Capital (USA) INC	26,973	(26,973)	—
TD Securities (USA) Inc.	142,196	(142,196)	—
UBS AG	44,644	(44,644)	—
Wells Fargo Securities LLC	155,930	(155,930)	—
Total	$1,657,299	$(1,657,299)	$—

(1)	Cash collateral with a fair value of $1,878,565 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, swaps, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	October 31, 2024		October 31, 2023
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Global Bond	$11,297,227	$334,361	$8,617,108	$3,027,346
Global High Dividend Low Volatility	6,204,048	—	8,739,159	—
Multi-Manager International Small Cap	5,001,551	—	4,830,730	—

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2024, were:

	Undistributed	Unrealized					Total
	Ordinary	Appreciation/	Capital Loss Carryforwards				Distributable
	Income	(Depreciation)	Amount		Character	Other	Earnings/(Loss)
Global Bond	$—	$(8,445,390)	$(6,633,461)		Short-term	$(5,669)	$(40,830,478)
			(25,745,958)		Long-term
$(32,379,419)
Global High Dividend Low Volatility	220,499	34,287,987	(13,343,627)		Short-term	(142,056)	19,524,442
			(1,498,361)		Long-term
			$(14,841,988)	*
Multi-Manager International Small Cap	6,026,547	24,806,574	(3,244,850)		Short-term	(199,441)	27,388,830
			—		Long-term
$(3,244,850)

*       Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of April 30, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

(non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Funds financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions.

Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Funds performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to April 30, 2025, the following Fund paid dividends and distributions per share of:

	Net
	Investment	Payable	Record
	Income	Date	Date
Global Bond
Class A	$0.0249	June 2, 2025	Daily
Class C	$0.0201	June 2, 2025	Daily
Class I	$0.0263	June 2, 2025	Daily
Class R	$0.0234	June 2, 2025	Daily
Class R6	$0.0266	June 2, 2025	Daily
Class W	$0.0260	June 2, 2025	Daily

Line of Credit Renewal: Effective June 10, 2025, the funds to which the Credit Agreement is available will enter into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 26.4%
	Australia: 0.3%
36,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	$36,465	0.0
23,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	23,751	0.0
11,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	11,129	0.0
27,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	26,716	0.0
271,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	233,940	0.2
40,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	37,087	0.1
29,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	29,214	0.0
		398,302	0.3
	Belgium: 0.0%
25,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	22,866	0.0

	Brazil: 0.7%
275,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	293,342	0.2
200,000 (1)(2)	Nexa Resources SA, 6.600%, 04/08/2037	197,480	0.2
200,000 (1)	Raizen Fuels Finance SA, 6.700%, 02/25/2037	196,710	0.1
200,000 (1)	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029	201,750	0.2
		889,282	0.7
	Canada: 1.2%
40,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	36,452	0.0
19,000 (3)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	19,128	0.0
72,000 (2)(4)	Bank of Montreal, 4.640%, 09/10/2030	72,142	0.1
34,000	Bank of Montreal, 5.511%, 06/04/2031	35,392	0.0
44,000 (4)	Bank of Nova Scotia, 4.740%, 11/10/2032	43,591	0.0
17,000	Bank of Nova Scotia, 4.850%, 02/01/2030	17,203	0.0
26,000 (4)	Bank of Nova Scotia, 5.130%, 02/14/2031	26,416	0.0
50,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	46,512	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
55,000 (1)	Bombardier, Inc., 7.250%, 07/01/2031	$56,381	0.1
56,000	Brookfield Asset Management Ltd., 5.795%, 04/24/2035	56,927	0.1
37,000 (1)	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	35,918	0.0
15,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	14,047	0.0
55,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	54,081	0.1
55,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	53,667	0.0
23,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	23,412	0.0
44,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	44,769	0.0
238,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	243,971	0.2
67,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	65,564	0.1
253,000	National Bank of Canada, 5.600%, 12/18/2028	262,223	0.2
55,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	54,713	0.1
80,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	82,762	0.1
3,000	Nutrien Ltd., 5.875%, 12/01/2036	3,077	0.0
11,000	Nutrien Ltd., 5.950%, 11/07/2025	11,057	0.0
75,000 (1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	67,176	0.1
37,000 (4)	Royal Bank of Canada, 4.650%, 10/18/2030	36,946	0.0
16,000 (4)	Royal Bank of Canada, 4.969%, 08/02/2030	16,212	0.0
34,000 (4)	Royal Bank of Canada, 4.970%, 05/02/2031	34,401	0.0
23,000 (4)	Royal Bank of Canada, 5.153%, 02/04/2031	23,412	0.0
21,000	Royal Bank of Canada, 5.200%, 08/01/2028	21,568	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
29,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	$29,569	0.0
23,000 (2)	Toronto-Dominion Bank, 5.523%, 07/17/2028	23,850	0.0
40,000 (4)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	39,326	0.0
		1,651,865	1.2
	Chile: 0.7%
200,000 (1)(4)	Banco del Estado de Chile, 7.950%, 12/31/2199	207,812	0.2
200,000 (1)	Celulosa Arauco y Constitucion SA, 6.180%, 05/05/2032	200,000	0.1
195,501 (1)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	194,475	0.1
200,000 (1)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	207,200	0.2
200,000 (1)	Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/2034	193,400	0.1
		1,002,887	0.7
	Colombia: 0.1%
180,000	Ecopetrol SA, 8.375%, 01/19/2036	169,515	0.1

	Germany: 1.0%
14,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	14,172	0.0
31,000 (1)	BMW US Capital LLC, 5.400%, 03/21/2035	30,696	0.0
175,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	180,360	0.1
150,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	149,943	0.1
290,000 (1)	Siemens Financiering Smaatschappij NV, 2.350%, 10/15/2026	283,361	0.2
215,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	215,952	0.2
205,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	206,685	0.2
200,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	208,933	0.2
		1,290,102	1.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Indonesia: 0.2%
250,000	Medco Maple Tree Pte Ltd., 8.960%, 04/27/2029	$256,095	0.2

	Ireland: 0.1%
99,000 (1)	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	100,422	0.1

	Japan: 0.3%
215,000	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	221,362	0.2
200,000 (4)	Sumitomo Mitsui Financial Group, Inc., 6.450%, 12/31/2199	190,765	0.1
		412,127	0.3
	Mexico: 0.5%
425,000	Petroleos Mexicanos, 6.500%, 03/13/2027	415,608	0.3
200,000 (1)	Trust Fibra Uno, 7.700%, 01/23/2032	204,425	0.2
		620,033	0.5
	Morocco: 0.2%
250,000 (1)	OCP SA, 6.750%, 05/02/2034	252,828	0.2

	Netherlands: 0.5%
250,000 (1)(4)	Cooperatieve Rabobank UA, 5.710%, 01/21/2033	258,785	0.2
355,000	ING Groep NV, 4.050%, 04/09/2029	347,790	0.3
		606,575	0.5
	Norway: 0.0%
56,000	Equinor ASA, 3.125%, 04/06/2030	52,978	0.0

	Panama: 0.3%
237,042 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	208,018	0.2
200,000 (1)	C&W Senior Finance Ltd., 9.000%, 01/15/2033	200,600	0.1
		408,618	0.3
	Peru: 0.5%
230,000 (1)(4)	Banco de Credito del Peru S.A., 6.450%, 07/30/2035	229,492	0.2
200,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.750%, 11/05/2038	206,250	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Peru: (continued)
250,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	$280,625	0.2
		716,367	0.5
	Poland: 0.1%
200,000 (1)	ORLEN SA, 6.000%, 01/30/2035	202,250	0.1

	South Korea: 0.3%
200,000 (1)	LG Energy Solution Ltd., 5.875%, 04/02/2035	196,225	0.1
200,000(1)	POSCO Holdings, Inc., 5.750%, 05/07/2035	198,859	0.2
		395,084	0.3
	Switzerland: 0.3%
250,000	Credit Suisse AG/ New York NY, 1.250%, 08/07/2026	240,751	0.2
200,000 (1)(4)	UBS Group AG, 4.751%, 05/12/2028	200,534	0.1
		441,285	0.3
	United Kingdom: 1.2%
40,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	41,090	0.0
205,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	209,378	0.2
12,000	BAT Capital Corp., 4.390%, 08/15/2037	10,529	0.0
9,000	BAT Capital Corp., 5.834%, 02/20/2031	9,374	0.0
31,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	30,751	0.0
220,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	226,165	0.2
200,000 (4)	Lloyds Banking Group PLC, 5.871%, 03/06/2029	206,708	0.2
200,000 (2)(4)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	205,532	0.2
200,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	203,267	0.1
18,000	National Grid PLC, 5.418%, 01/11/2034	18,222	0.0
200,000 (4)	NatWest Group PLC, 5.076%, 01/27/2030	201,682	0.1
200,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	205,675	0.2
		1,568,373	1.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: 17.9%
21,000	3M Co., 5.150%, 03/15/2035	$20,881	0.0
8,000	AbbVie, Inc., 4.050%, 11/21/2039	6,936	0.0
18,000	AbbVie, Inc., 4.650%, 03/15/2028	18,271	0.0
40,000	AbbVie, Inc., 4.950%, 03/15/2031	40,947	0.0
12,000	AbbVie, Inc., 5.050%, 03/15/2034	12,105	0.0
62,000	Accenture Capital, Inc., 4.250%, 10/04/2031	61,362	0.1
50,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	50,978	0.1
43,000	Adobe, Inc., 4.950%, 01/17/2030	44,371	0.0
11,000	Adobe, Inc., 4.950%, 04/04/2034	11,105	0.0
116,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	115,102	0.1
34,000	AEP Texas, Inc., 5.450%, 05/15/2029	34,871	0.0
9,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	8,989	0.0
46,000	AES Corp., 2.450%, 01/15/2031	39,398	0.0
27,000	AES Corp., 5.450%, 06/01/2028	27,425	0.0
36,000	AES Corp., 5.800%, 03/15/2032	35,931	0.0
21,000	AGCO Corp., 5.450%, 03/21/2027	21,191	0.0
25,000	Air Lease Corp., 5.200%, 07/15/2031	25,192	0.0
7,000	Alabama Power Co., 5.850%, 11/15/2033	7,448	0.0
40,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	37,366	0.0
55,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	54,956	0.1
40,000 (1)	Allied Universal Holdco LLC, 7.875%, 02/15/2031	40,896	0.0
25,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	25,500	0.0
55,000	Alphabet, Inc., 4.500%, 05/15/2035	54,294	0.1
33,000	Alphabet, Inc., 5.250%, 05/15/2055	32,596	0.0
18,000	Alphabet, Inc., 5.300%, 05/15/2065	17,798	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
25,000	Altria Group, Inc., 6.200%, 11/01/2028	$26,397	0.0
11,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	11,216	0.0
55,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	55,998	0.1
31,000	Ameren Corp., 5.000%, 01/15/2029	31,465	0.0
17,870	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	17,237	0.0
103,913	American Airlines Pass Through Trust 2021-1, A, 2.875%, 01/11/2036	90,202	0.1
7,000	American Electric Power Co., Inc., 5.625%, 03/01/2033	7,178	0.0
21,000 (4)	American Express Co., 4.990%, 05/01/2026	21,000	0.0
25,000 (4)	American Express Co., 5.098%, 02/16/2028	25,324	0.0
28,000 (2)(4)	American Express Co., 5.532%, 04/25/2030	28,967	0.0
7,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	6,366	0.0
25,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	24,934	0.0
30,000	American Honda Finance Corp., 4.700%, 01/12/2028	30,287	0.0
46,000	American Honda Finance Corp., 4.850%, 10/23/2031	45,921	0.0
19,000	American Honda Finance Corp., 5.650%, 11/15/2028	19,755	0.0
31,000	American International Group, Inc., 3.400%, 06/30/2030	29,152	0.0
41,000	American International Group, Inc., 4.200%, 04/01/2028	40,755	0.0
184,000	American Tower Corp., 2.750%, 01/15/2027	178,797	0.1
22,000	American Tower Corp., 3.650%, 03/15/2027	21,674	0.0
20,000(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	17,382	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
46,000	Ameriprise Financial, Inc., 5.200%, 04/15/2035	$46,092	0.0
21,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	21,999	0.0
65,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 6.625%, 02/01/2032	65,743	0.1
11,000	Aon North America, Inc., 5.125%, 03/01/2027	11,157	0.0
28,000	Aon North America, Inc., 5.150%, 03/01/2029	28,592	0.0
39,000 (1)	APA Corp., 6.750%, 02/15/2055	34,181	0.0
50,000	AppLovin Corp., 5.125%, 12/01/2029	50,434	0.1
38,000	AppLovin Corp., 5.375%, 12/01/2031	38,370	0.0
40,000 (1)	Arches Buyer, Inc., 4.250%, 06/01/2028	37,654	0.0
55,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	56,096	0.1
48,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	48,421	0.1
76,000 (1)	Athene Global Funding, 5.322%, 11/13/2031	75,918	0.1
72,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	72,628	0.1
12,000	AutoZone, Inc., 6.250%, 11/01/2028	12,718	0.0
19,000	Avnet, Inc., 6.250%, 03/15/2028	19,679	0.0
112,000 (4)	Bank of America Corp., 1.734%, 07/22/2027	108,301	0.1
26,000 (4)	Bank of America Corp., 2.087%, 06/14/2029	24,219	0.0
69,000 (4)	Bank of America Corp., 2.299%, 07/21/2032	59,320	0.1
37,000 (4)	Bank of America Corp., 2.551%, 02/04/2028	35,807	0.0
35,000 (4)	Bank of America Corp., 2.572%, 10/20/2032	30,428	0.0
52,000 (4)	Bank of America Corp., 2.592%, 04/29/2031	47,000	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
63,000 (4)	Bank of America Corp., 2.687%, 04/22/2032	$55,749	0.1
43,000 (4)	Bank of America Corp., 2.884%, 10/22/2030	39,910	0.0
59,000 (4)	Bank of America Corp., 2.972%, 02/04/2033	51,893	0.1
22,000 (4)	Bank of America Corp., 3.194%, 07/23/2030	20,763	0.0
94,000 (4)	Bank of America Corp., 3.419%, 12/20/2028	91,448	0.1
29,000 (4)	Bank of America Corp., 3.593%, 07/21/2028	28,471	0.0
4,000 (4)	Bank of America Corp., 5.202%, 04/25/2029	4,087	0.0
14,000 (4)	Bank of America Corp., 5.288%, 04/25/2034	14,043	0.0
73,000 (4)	Bank of America Corp., 5.518%, 10/25/2035	71,627	0.1
72,000 (4)	Bank of America Corp., 5.744%, 02/12/2036	71,872	0.1
30,000 (4)	Bank of America Corp., 5.872%, 09/15/2034	31,271	0.0
65,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	64,048	0.1
30,000	Becton Dickinson & Co., 4.693%, 02/13/2028	30,218	0.0
169,000	Berry Global, Inc., 1.650%, 01/15/2027	160,413	0.1
6,000	Black Hills Corp., 6.000%, 01/15/2035	6,202	0.0
31,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	25,564	0.0
11,000	Boeing Co., 5.705%, 05/01/2040	10,686	0.0
9,000	Boeing Co., 5.930%, 05/01/2060	8,311	0.0
13,000	Boeing Co., 7.008%, 05/01/2064	13,912	0.0
44,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	42,460	0.0
48,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	45,763	0.0
21,000 (2)	BorgWarner, Inc., 5.400%, 08/15/2034	20,788	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
21,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	$21,641	0.0
6,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	5,897	0.0
5,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	4,920	0.0
33,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	32,996	0.0
44,000 (4)	BP Capital Markets PLC, 6.125%, 12/31/2199	42,582	0.0
25,000 (1)	Brink's Co., 6.500%, 06/15/2029	25,498	0.0
25,000 (1)	Brink's Co., 6.750%, 06/15/2032	25,617	0.0
17,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	17,557	0.0
44,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	35,926	0.0
21,000	Broadcom, Inc., 4.800%, 10/15/2034	20,452	0.0
43,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	41,201	0.0
21,000	Broadcom, Inc., 5.050%, 04/15/2030	21,389	0.0
11,000	Broadcom, Inc., 5.200%, 04/15/2032	11,183	0.0
28,000	Bunge Ltd. Finance Corp., 4.200%, 09/17/2029	27,657	0.0
37,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	36,940	0.0
31,000	Camden Property Trust, 5.850%, 11/03/2026	31,652	0.0
26,000	Campbell Soup Co., 5.200%, 03/21/2029	26,571	0.0
57,000	Cardinal Health, Inc., 4.700%, 11/15/2026	57,313	0.1
4,000 (2)	Cardinal Health, Inc., 5.450%, 02/15/2034	4,043	0.0
14,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	12,022	0.0
13,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	11,653	0.0
25,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	21,552	0.0
15,000 (1)	Cargill, Inc., 5.125%, 02/11/2035	15,040	0.0
6,000	Carrier Global Corp., 2.722%, 02/15/2030	5,543	0.0
4,000	Carrier Global Corp., 5.900%, 03/15/2034	4,214	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
25,000 (2)	Caterpillar Financial Services Corp., 4.375%, 08/16/2029	$25,137	0.0
90,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	80,022	0.1
40,000 (1)	CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.500%, 10/15/2029	34,377	0.0
25,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	24,977	0.0
13,000	Cencora, Inc., 5.125%, 02/15/2034	13,035	0.0
45,000	Centene Corp., 3.000%, 10/15/2030	39,562	0.0
38,000	Centene Corp., 4.625%, 12/15/2029	36,672	0.0
29,000	CenterPoint Energy, Inc., 4.250%, 11/01/2028	28,798	0.0
13,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	13,394	0.0
26,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	23,597	0.0
34,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	35,220	0.0
15,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	15,477	0.0
19,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	18,570	0.0
40,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	34,164	0.0
81,000	Cigna Group, 2.375%, 03/15/2031	71,156	0.1
137,000	Cigna Group, 3.050%, 10/15/2027	133,097	0.1
12,000	Cigna Group, 5.250%, 02/15/2034	12,101	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
6,000	Cigna Group, 5.400%, 03/15/2033	$6,143	0.0
55,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	56,294	0.1
28,000	Cisco Systems, Inc., 4.950%, 02/26/2031	28,821	0.0
50,000	Cisco Systems, Inc., 4.950%, 02/24/2032	51,041	0.1
12,000	Cisco Systems, Inc., 5.050%, 02/26/2034	12,150	0.0
15,000	Cisco Systems, Inc., 5.100%, 02/24/2035	15,202	0.0
40,000	Cisco Systems, Inc., 5.500%, 02/24/2055	39,433	0.0
91,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	87,623	0.1
65,000 (1)(2)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	61,148	0.1
65,000 (1)	Cloud Software Group, Inc., 8.250%, 06/30/2032	67,853	0.1
60,000	CME Group, Inc., 4.400%, 03/15/2030	60,602	0.1
32,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	32,426	0.0
34,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	34,956	0.0
37,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	38,104	0.0
25,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	25,679	0.0
20,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	19,752	0.0
46,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	47,452	0.1
11,000	Comcast Corp., 1.500%, 02/15/2031	9,298	0.0
10,000	Comcast Corp., 1.950%, 01/15/2031	8,689	0.0
26,000	Comcast Corp., 3.750%, 04/01/2040	21,342	0.0
13,000	Comcast Corp., 4.250%, 01/15/2033	12,442	0.0
9,000 (2)	Comcast Corp., 5.300%, 06/01/2034	9,149	0.0
11,000	Comcast Corp., 5.650%, 06/15/2035	11,434	0.0
60,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	59,134	0.1
16,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	14,745	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
20,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	$20,403	0.0
35,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	36,457	0.0
40,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	36,391	0.0
70,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	70,021	0.1
16,000	Crown Castle, Inc., 2.900%, 03/15/2027	15,529	0.0
33,000	Crown Castle, Inc., 3.300%, 07/01/2030	30,553	0.0
8,000	Crown Castle, Inc., 4.800%, 09/01/2028	8,027	0.0
48,000	Crown Castle, Inc., 4.900%, 09/01/2029	48,133	0.1
19,000	Crown Castle, Inc., 5.600%, 06/01/2029	19,531	0.0
13,000	Crown Castle, Inc., 5.800%, 03/01/2034	13,314	0.0
35,000	Cummins, Inc., 1.500%, 09/01/2030	30,281	0.0
3,000	CVS Health Corp., 3.250%, 08/15/2029	2,828	0.0
4,000	CVS Health Corp., 4.780%, 03/25/2038	3,609	0.0
2,000	CVS Health Corp., 5.050%, 03/25/2048	1,701	0.0
13,000	CVS Health Corp., 5.125%, 02/21/2030	13,163	0.0
70,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	65,159	0.1
31,000	Deere & Co., 3.100%, 04/15/2030	29,281	0.0
55,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	56,515	0.1
23,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	23,272	0.0
25,000	Devon Energy Corp., 5.200%, 09/15/2034	23,457	0.0
33,000	Discovery Communications LLC, 3.625%, 05/15/2030	29,278	0.0
9,000	Dollar General Corp., 3.500%, 04/03/2030	8,454	0.0
88,000	DTE Electric Co., 2.250%, 03/01/2030	79,935	0.1
11,000	DTE Energy Co., 4.950%, 07/01/2027	11,115	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
55,000	DTE Energy Co., 5.100%, 03/01/2029	$55,796	0.1
37,000	DTE Energy Co., 5.200%, 04/01/2030	37,672	0.0
282,000	Duke Energy Corp., 2.650%, 09/01/2026	275,550	0.2
21,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	18,410	0.0
6,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	6,353	0.0
4,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	4,067	0.0
35,000	EchoStar Corp., 10.750%, 11/30/2029	37,051	0.0
12,000	Elevance Health, Inc., 4.900%, 02/08/2026	12,001	0.0
46,000	Elevance Health, Inc., 4.950%, 11/01/2031	46,463	0.0
26,000 (2)	Elevance Health, Inc., 5.200%, 02/15/2035	26,036	0.0
8,000	Eli Lilly & Co., 4.700%, 02/09/2034	7,937	0.0
17,000 (2)	Eli Lilly & Co., 5.500%, 02/12/2055	17,058	0.0
40,000 (1)	Embecta Corp., 5.000%, 02/15/2030	36,047	0.0
65,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	65,998	0.1
50,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	50,080	0.1
55,000 (1)	Energizer Holdings, Inc., 4.375%, 03/31/2029	51,390	0.1
33,000	Energy Transfer L.P., 3.750%, 05/15/2030	31,190	0.0
25,000	Energy Transfer L.P., 5.200%, 04/01/2030	25,260	0.0
55,000 (1)	EnLink Midstream LLC, 6.500%, 09/01/2030	58,161	0.1
52,000	Entergy Corp., 2.800%, 06/15/2030	47,357	0.1
12,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	11,925	0.0
15,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	14,721	0.0
33,000	Equifax, Inc., 3.100%, 05/15/2030	30,492	0.0
52,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	52,651	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
88,000	Essential Utilities, Inc., 2.704%, 04/15/2030	$80,233	0.1
6,000	Essential Utilities, Inc., 5.375%, 01/15/2034	6,027	0.0
30,000	Essex Portfolio L.P., 5.375%, 04/01/2035	29,886	0.0
16,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	16,131	0.0
6,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	6,324	0.0
33,000	Eversource Energy, 2.550%, 03/15/2031	29,037	0.0
37,000	Eversource Energy, 2.900%, 03/01/2027	35,973	0.0
6,000	Eversource Energy, 5.125%, 05/15/2033	5,919	0.0
21,000	Eversource Energy, 5.450%, 03/01/2028	21,521	0.0
9,000	Eversource Energy, 5.500%, 01/01/2034	9,008	0.0
25,000	Eversource Energy, 5.950%, 02/01/2029	26,076	0.0
31,000	Eversource Energy U, 1.400%, 08/15/2026	29,802	0.0
33,000	Exelon Corp., 5.150%, 03/15/2028	33,710	0.0
14,000	Exelon Corp., 5.150%, 03/15/2029	14,319	0.0
22,000	Expedia Group, Inc., 5.400%, 02/15/2035	21,670	0.0
26,000	Extra Space Storage L.P., 2.350%, 03/15/2032	21,635	0.0
27,000	Extra Space Storage L.P., 3.900%, 04/01/2029	26,209	0.0
15,000	Extra Space Storage L.P., 5.350%, 01/15/2035	14,768	0.0
9,000	Exxon Mobil Corp., 2.995%, 08/16/2039	6,901	0.0
30,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	31,464	0.0
14,000 (4)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	13,382	0.0
25,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	24,718	0.0
26,000	Fiserv, Inc., 5.150%, 03/15/2027	26,314	0.0
13,000	Fiserv, Inc., 5.150%, 08/12/2034	12,786	0.0
31,000	Flex Ltd., 5.250%, 01/15/2032	30,524	0.0
16,000	Florida Power & Light Co., 4.625%, 05/15/2030	16,210	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
25,000	Florida Power & Light Co., 5.300%, 06/15/2034	$25,656	0.0
55,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	55,380	0.1
32,000	Ford Motor Co., 3.250%, 02/12/2032	26,165	0.0
200,000	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	171,039	0.1
200,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	191,849	0.2
200,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	191,901	0.2
30,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	30,704	0.0
33,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	31,050	0.0
9,000 (2)	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	9,260	0.0
200,000 (1)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	205,041	0.2
50,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	50,616	0.1
74,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	71,942	0.1
18,000	GATX Corp., 4.000%, 06/30/2030	17,353	0.0
55,000 (1)	GCI LLC, 4.750%, 10/15/2028	52,087	0.1
81,000	General Mills, Inc., 2.875%, 04/15/2030	74,831	0.1
5,000	General Motors Co., 6.250%, 10/02/2043	4,720	0.0
33,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	28,050	0.0
48,000 (2)	General Motors Financial Co., Inc., 4.900%, 10/06/2029	47,231	0.0
105,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	105,082	0.1
67,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	67,525	0.1
67,000	General Motors Financial Co., Inc., 5.625%, 04/04/2032	66,525	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
7,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	$7,038	0.0
25,000	Genuine Parts Co., 4.950%, 08/15/2029	25,140	0.0
13,000	Georgia Power Co., 4.650%, 05/16/2028	13,157	0.0
32,000	Gilead Sciences, Inc., 5.600%, 11/15/2064	30,892	0.0
40,000 (1)	Goat Holdco LLC, 6.750%, 02/01/2032	39,140	0.0
25,000 (4)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	25,171	0.0
13,000 (4)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	13,124	0.0
25,000 (4)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	24,233	0.0
14,000 (4)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	13,919	0.0
69,000 (4)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	69,707	0.1
38,000 (4)	Goldman Sachs Group, Inc., 5.561%, 11/19/2045	36,578	0.0
13,000 (4)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	13,479	0.0
60,000 (4)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	58,487	0.1
13,000 (4)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	13,796	0.0
55,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	55,665	0.1
29,000	Hartford Financial Services Group, Inc., 2.900%, 09/15/2051	17,951	0.0
8,000	Hartford Financial Services Group, Inc., 4.400%, 03/15/2048	6,618	0.0
14,000	HCA, Inc., 2.375%, 07/15/2031	11,978	0.0
8,000	HCA, Inc., 3.125%, 03/15/2027	7,799	0.0
88,000	HCA, Inc., 4.125%, 06/15/2029	85,636	0.1
61,000	HCA, Inc., 5.250%, 03/01/2030	62,062	0.1
75,000	HCA, Inc., 5.375%, 09/01/2026	75,436	0.1
23,000	HCA, Inc., 5.450%, 04/01/2031	23,451	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
34,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	$34,645	0.0
50,000	Healthpeak OP LLC, 3.000%, 01/15/2030	46,361	0.0
16,000	Healthpeak OP LLC, 5.250%, 12/15/2032	16,079	0.0
38,000	HEICO Corp., 5.250%, 08/01/2028	38,824	0.0
65,000	Hershey Co., 4.950%, 02/24/2032	66,019	0.1
10,000	Hershey Co., 5.100%, 02/24/2035	10,096	0.0
45,000	Hess Corp., 4.300%, 04/01/2027	44,907	0.0
42,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	41,508	0.0
35,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	33,804	0.0
53,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	48,932	0.1
50,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 8.375%, 11/01/2033	47,611	0.1
26,000	Home Depot, Inc., 2.700%, 04/15/2030	24,133	0.0
25,000	Honeywell International, Inc., 4.750%, 02/01/2032	25,021	0.0
9,000	Honeywell International, Inc., 5.000%, 03/01/2035	8,969	0.0
21,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	20,288	0.0
50,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	51,234	0.1
14,000	HP, Inc., 2.650%, 06/17/2031	12,129	0.0
24,000	Humana, Inc., 5.375%, 04/15/2031	24,320	0.0
87,000 (4)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	86,079	0.1
33,000 (2)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	31,870	0.0
11,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	11,041	0.0
29,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	28,986	0.0
43,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	42,636	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
28,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	$28,550	0.0
75,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	77,559	0.1
29,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	30,299	0.0
147,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	147,953	0.1
25,000 (1)(2)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	24,477	0.0
220,000	Icon Investments Six DAC, 5.849%, 05/08/2029	225,385	0.2
55,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	52,591	0.1
9,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	9,181	0.0
12,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	12,342	0.0
4,000 (2)	Ingersoll Rand, Inc., 5.450%, 06/15/2034	4,032	0.0
40,000	Intel Corp., 2.450%, 11/15/2029	36,035	0.0
20,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	17,891	0.0
101,000	International Business Machines Corp., 4.800%, 02/10/2030	102,288	0.1
100,000 (2)	International Business Machines Corp., 5.000%, 02/10/2032	101,091	0.1
100,000	International Business Machines Corp., 5.200%, 02/10/2035	100,169	0.1
103,000	International Business Machines Corp., 5.700%, 02/10/2055	99,963	0.1
12,000	Intuit, Inc., 5.200%, 09/15/2033	12,341	0.0
11,000	Invitation Homes Operating Parternship L.P., 5.500%, 08/15/2033	11,010	0.0
35,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	29,368	0.0
64,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	61,068	0.1
40,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	39,963	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
55,000 (1)	Jane Street Group / JSG Finance, Inc., 6.750%, 05/01/2033	$55,300	0.1
37,000	John Deere Capital Corp., 4.400%, 09/08/2031	36,963	0.0
60,000	John Deere Capital Corp., 4.700%, 06/10/2030	61,097	0.1
23,000	John Deere Capital Corp., 4.850%, 06/11/2029	23,588	0.0
41,000	John Deere Capital Corp., 4.900%, 03/07/2031	42,024	0.0
18,000	Johnson & Johnson, 3.625%, 03/03/2037	15,999	0.0
50,000	Johnson & Johnson, 4.700%, 03/01/2030	51,411	0.1
6,000	Johnson & Johnson, 4.950%, 06/01/2034	6,184	0.0
94,000 (4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	90,248	0.1
74,000 (4)	JPMorgan Chase & Co., 1.578%, 04/22/2027	71,952	0.1
71,000 (4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	66,247	0.1
39,000 (4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	37,324	0.0
11,000 (4)	JPMorgan Chase & Co., 2.739%, 10/15/2030	10,180	0.0
118,000 (4)	JPMorgan Chase & Co., 2.947%, 02/24/2028	115,020	0.1
281,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	276,275	0.2
211,000 (4)	JPMorgan Chase & Co., 3.782%, 02/01/2028	208,695	0.2
16,000 (4)	JPMorgan Chase & Co., 4.452%, 12/05/2029	15,985	0.0
35,000 (4)	JPMorgan Chase & Co., 4.603%, 10/22/2030	34,989	0.0
20,000 (4)	JPMorgan Chase & Co., 4.995%, 07/22/2030	20,296	0.0
30,000 (4)	JPMorgan Chase & Co., 5.140%, 01/24/2031	30,647	0.0
24,000 (4)	JPMorgan Chase & Co., 5.534%, 11/29/2045	23,653	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
35,000 (4)	JPMorgan Chase & Co., 5.571%, 04/22/2028	$35,803	0.0
118,000 (4)	JPMorgan Chase & Co., 5.572%, 04/22/2036	120,739	0.1
33,000 (4)	JPMorgan Chase & Co., 5.581%, 04/22/2030	34,206	0.0
10,000 (4)	JPMorgan Chase & Co., 5.766%, 04/22/2035	10,369	0.0
5,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	5,124	0.0
16,000	Kenvue, Inc., 4.900%, 03/22/2033	16,202	0.0
14,000	Kenvue, Inc., 5.050%, 03/22/2028	14,416	0.0
48,000	Keurig Dr Pepper, Inc., 4.600%, 05/15/2030	48,016	0.1
12,000 (4)	KeyCorp, 4.789%, 06/01/2033	11,410	0.0
26,000 (4)	KeyCorp, 6.401%, 03/06/2035	27,250	0.0
25,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	24,373	0.0
6,000	KLA Corp., 4.700%, 02/01/2034	5,896	0.0
14,000	Kraft Heinz Foods Co., 5.200%, 03/15/2032	14,216	0.0
33,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	30,890	0.0
18,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	18,296	0.0
24,000	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	23,437	0.0
55,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	52,699	0.1
30,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	32,582	0.0
33,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	33,913	0.0
23,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	23,391	0.0
55,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	56,144	0.1
50,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	51,845	0.1
9,000	Lockheed Martin Corp., 4.800%, 08/15/2034	8,931	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
6,000	Lockheed Martin Corp., 5.250%, 01/15/2033	$6,195	0.0
5,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	5,122	0.0
40,000	LPL Holdings, Inc., 5.150%, 06/15/2030	40,146	0.0
38,000	LPL Holdings, Inc., 5.200%, 03/15/2030	38,381	0.0
18,000	LPL Holdings, Inc., 5.700%, 05/20/2027	18,353	0.0
75,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	57,201	0.1
33,000	Marathon Petroleum Corp., 5.700%, 03/01/2035	32,287	0.0
29,000	Marriott International, Inc., 4.800%, 03/15/2030	29,043	0.0
18,000	Marriott International, Inc., 5.350%, 03/15/2035	17,711	0.0
16,000 (1)	Mars, Inc., 2.375%, 07/16/2040	11,128	0.0
23,000 (1)	Mars, Inc., 5.000%, 03/01/2032	23,196	0.0
39,000 (1)	Mars, Inc., 5.200%, 03/01/2035	39,170	0.0
260,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	258,335	0.2
17,000	Marvell Technology, Inc., 5.750%, 02/15/2029	17,598	0.0
60,000 (1)	Match Group Holdings II LLC, 3.625%, 10/01/2031	51,500	0.1
30,000 (1)	McGraw-Hill Education, Inc., 7.375%, 09/01/2031	30,685	0.0
26,000	McKesson Corp., 4.250%, 09/15/2029	25,954	0.0
55,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	51,360	0.1
8,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	7,845	0.0
4,000 (2)	Merck & Co., Inc., 4.500%, 05/17/2033	3,965	0.0
60,000	Meta Platforms, Inc., 4.750%, 08/15/2034	59,784	0.1
1,000,000 (1)(4)	MF1 Multi-Family Housing Mortgage Loan Trust 2024-FL15 A, 6.008%, (TSFR1M + 1.688%), 08/18/2041	1,004,001	0.8

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
65,000 (2)	MGM Resorts International, 6.500%, 04/15/2032	$64,097	0.1
50,000	Micron Technology, Inc., 5.800%, 01/15/2035	49,723	0.1
13,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	13,322	0.0
5,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	5,182	0.0
14,000	Mondelez International, Inc., 2.750%, 04/13/2030	12,876	0.0
12,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	12,352	0.0
19,000 (4)	Morgan Stanley, 0.985%, 12/10/2026	18,575	0.0
23,000 (4)	Morgan Stanley, 1.512%, 07/20/2027	22,211	0.0
133,000 (4)	Morgan Stanley, 1.593%, 05/04/2027	129,159	0.1
14,000 (4)	Morgan Stanley, 2.484%, 09/16/2036	11,684	0.0
239,000	Morgan Stanley, 3.125%, 07/27/2026	235,721	0.2
14,000 (4)	Morgan Stanley, 3.591%, 07/22/2028	13,705	0.0
20,000 (4)	Morgan Stanley, 5.042%, 07/19/2030	20,253	0.0
39,000 (4)	Morgan Stanley, 5.164%, 04/20/2029	39,715	0.0
59,000 (4)	Morgan Stanley, 5.587%, 01/18/2036	59,873	0.1
187,000 (4)	Morgan Stanley, 5.664%, 04/17/2036	191,012	0.2
86,000 (4)	Morgan Stanley, 6.296%, 10/18/2028	89,570	0.1
18,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	18,298	0.0
63,000	MPLX L.P., 2.650%, 08/15/2030	56,348	0.1
50,000	MPLX L.P., 4.000%, 03/15/2028	49,302	0.1
6,000	MPLX L.P., 5.500%, 06/01/2034	5,905	0.0
55,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	36,507	0.0
82,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	80,778	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
12,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	$11,365	0.0
19,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 02/07/2031	19,453	0.0
23,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	22,907	0.0
55,000 (1)	Nationstar Mortgage Holdings, Inc., 6.500%, 08/01/2029	55,955	0.1
55,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	53,742	0.1
21,000	NetApp, Inc., 5.500%, 03/17/2032	21,275	0.0
7,000	NetApp, Inc., 5.700%, 03/17/2035	7,035	0.0
25,000 (2)	Newell Brands, Inc., 6.625%, 05/15/2032	22,475	0.0
25,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	25,527	0.0
25,000 (4)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	25,115	0.0
25,000 (4)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	25,201	0.0
9,000	Norfolk Southern Corp., 2.550%, 11/01/2029	8,306	0.0
15,000	Norfolk Southern Corp., 5.050%, 08/01/2030	15,445	0.0
6,000	Norfolk Southern Corp., 5.550%, 03/15/2034	6,245	0.0
34,000 (4)	Northern Trust Corp., 3.375%, 05/08/2032	32,911	0.0
64,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	65,145	0.1
55,000 (1)	Novelis Corp., 4.750%, 01/30/2030	51,225	0.1
40,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	39,611	0.0
6,000	NSTAR Electric Co., 5.400%, 06/01/2034	6,123	0.0
42,000 (2)	Nucor Corp., 5.100%, 06/01/2035	41,241	0.0
29,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	30,075	0.0
8,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	7,617	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
29,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	$29,309	0.0
13,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	11,961	0.0
8,000	OGE Energy Corp., 5.450%, 05/15/2029	8,255	0.0
55,000 (1)	Olin Corp., 6.625%, 04/01/2033	52,256	0.1
16,000	ONE Gas, Inc., 5.100%, 04/01/2029	16,417	0.0
89,000	Oracle Corp., 2.800%, 04/01/2027	86,618	0.1
154,000	Oracle Corp., 2.950%, 05/15/2025	153,892	0.1
22,000	Oracle Corp., 3.800%, 11/15/2037	18,385	0.0
8,000	Oracle Corp., 5.375%, 09/27/2054	7,097	0.0
16,000	Oracle Corp., 6.000%, 08/03/2055	15,578	0.0
14,000	Oracle Corp., 6.125%, 08/03/2065	13,672	0.0
21,000	Oracle Corp., 6.150%, 11/09/2029	22,326	0.0
13,000	O'Reilly Automotive, Inc., 3.600%, 09/01/2027	12,794	0.0
31,000	O'Reilly Automotive, Inc., 4.350%, 06/01/2028	31,036	0.0
20,000	O'Reilly Automotive, Inc., 5.000%, 08/19/2034	19,556	0.0
40,000 (1)(2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	37,009	0.0
11,000	Ovintiv, Inc., 5.650%, 05/15/2028	11,207	0.0
55,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	54,686	0.1
45,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	46,140	0.0
55,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	55,102	0.1
3,000	PayPal Holdings, Inc., 4.400%, 06/01/2032	2,930	0.0
5,000	PECO Energy Co., 4.900%, 06/15/2033	5,024	0.0
18,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	18,055	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
40,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	$40,685	0.0
35,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	35,602	0.0
74,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	75,370	0.1
55,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	53,834	0.1
55,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	54,631	0.1
20,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	20,258	0.0
28,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	27,659	0.0
41,000	Philip Morris International, Inc., 4.750%, 11/01/2031	41,166	0.0
27,000	Philip Morris International, Inc., 4.875%, 02/13/2029	27,445	0.0
9,000	Philip Morris International, Inc., 5.250%, 02/13/2034	9,095	0.0
40,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	35,160	0.0
25,000 (4)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	26,132	0.0
75,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	74,344	0.1
40,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	38,006	0.0
47,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	48,330	0.1
6,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	6,071	0.0
11,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	11,220	0.0
8,000	Public Service Electric and Gas Co., 5.200%, 03/01/2034	8,176	0.0
23,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	20,008	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
21,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	$21,213	0.0
30,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	30,758	0.0
8,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	8,041	0.0
9,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	8,091	0.0
8,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	7,408	0.0
48,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	48,237	0.1
18,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	17,797	0.0
9,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	9,773	0.0
40,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	40,259	0.0
55,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	53,781	0.1
65,000 (2)(4)	Regions Financial Corp., 5.502%, 09/06/2035	63,677	0.1
13,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	10,868	0.0
6,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	6,189	0.0
215,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	227,259	0.2
38,000 (2)	Roper Technologies, Inc., 1.750%, 02/15/2031	32,129	0.0
9,000	Ross Stores, Inc., 4.700%, 04/15/2027	9,009	0.0
229,000	Royalty Pharma PLC, 1.200%, 09/02/2025	226,137	0.2
140,000	Royalty Pharma PLC, 1.750%, 09/02/2027	131,310	0.1
33,000	Royalty Pharma PLC, 2.200%, 09/02/2030	28,648	0.0
16,000	Royalty Pharma PLC, 5.150%, 09/02/2029	16,174	0.0
19,000	Ryder System, Inc., 4.950%, 09/01/2029	19,159	0.0
37,000	Ryder System, Inc., 5.000%, 03/15/2030	37,342	0.0
21,000	Ryder System, Inc., 5.250%, 06/01/2028	21,474	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
5,000	Ryder System, Inc., 5.375%, 03/15/2029	$5,133	0.0
25,000	Ryder System, Inc., 5.500%, 06/01/2029	25,669	0.0
13,000 (2)	Ryder System, Inc., 6.600%, 12/01/2033	14,060	0.0
8,000	S&P Global, Inc., 1.250%, 08/15/2030	6,832	0.0
31,000	S&P Global, Inc., 2.700%, 03/01/2029	29,272	0.0
50,000 (2)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	50,429	0.1
18,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	16,339	0.0
4,000 (1)	Schlumberger Holdings Corp., 4.850%, 05/15/2033	3,849	0.0
21,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	21,336	0.0
55,000 (1)	Scientific Games Holdings L.P./ Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	52,414	0.1
38,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	36,270	0.0
50,000 (1)	Sealed Air Corp/ Sealed Air Corp. US, 7.250%, 02/15/2031	52,130	0.1
40,000 (1)(2)	Select Medical Corp., 6.250%, 12/01/2032	39,745	0.0
35,000 (4)	Sempra, 6.400%, 10/01/2054	32,011	0.0
25,000 (1)	Sensata Technologies, Inc., 6.625%, 07/15/2032	24,795	0.0
40,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	37,217	0.0
55,000 (1)	Sinclair Television Group, Inc., 8.125%, 02/15/2033	54,481	0.1
55,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	53,619	0.1
35,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	35,941	0.0
23,000 (2)	Solventum Corp., 5.450%, 03/13/2031	23,497	0.0
10,000	Solventum Corp., 5.600%, 03/23/2034	10,116	0.0
25,000	Sonoco Products Co., 4.600%, 09/01/2029	24,652	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
50,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	$51,345	0.1
13,000	Southern California Gas Co., 5.200%, 06/01/2033	12,980	0.0
26,000	Southern Co., 5.113%, 08/01/2027	26,409	0.0
6,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	5,978	0.0
96,000	Southwestern Public Service Co., 5.300%, 05/15/2035	95,631	0.1
64,000	Sprint Capital Corp., 6.875%, 11/15/2028	68,471	0.1
54,000	Sprint Capital Corp., 8.750%, 03/15/2032	64,844	0.1
35,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	33,070	0.0
25,000 (1)	Standard Building Solutions, Inc., 6.500%, 08/15/2032	25,334	0.0
65,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	60,685	0.1
40,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	40,266	0.0
95,000 (4)	State Street Corp., 3.031%, 11/01/2034	86,889	0.1
58,000 (4)	State Street Corp., 4.675%, 10/22/2032	57,786	0.1
28,000	State Street Corp., 4.729%, 02/28/2030	28,342	0.0
65,000 (1)(2)	Station Casinos LLC, 6.625%, 03/15/2032	64,684	0.1
31,000	Stryker Corp., 4.850%, 02/10/2030	31,441	0.0
40,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	39,452	0.0
33,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	33,943	0.0
90,000 (1)	Sunoco L.P., 6.250%, 07/01/2033	89,954	0.1
25,000	Synopsys, Inc., 5.000%, 04/01/2032	25,187	0.0
14,000	Sysco Corp., 5.400%, 03/23/2035	14,021	0.0
19,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	19,554	0.0
4,000	Targa Resources Corp., 4.200%, 02/01/2033	3,656	0.0
5,000	Targa Resources Corp., 5.500%, 02/15/2035	4,886	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
28,000	Target Corp., 5.000%, 04/15/2035	$27,717	0.0
33,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	29,418	0.0
20,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	17,581	0.0
40,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	37,186	0.0
36,000	Tennessee Valley Authority, 5.250%, 02/01/2055	35,181	0.0
55,000 (1)	Terex Corp., 6.250%, 10/15/2032	52,697	0.1
54,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	55,394	0.1
3,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,822	0.0
15,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	14,478	0.0
27,000	T-Mobile USA, Inc., 5.300%, 05/15/2035	27,121	0.0
26,000	T-Mobile USA, Inc., 5.875%, 11/15/2055	25,650	0.0
28,000	Toyota Motor Credit Corp., 4.350%, 10/08/2027	28,118	0.0
29,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	29,195	0.0
23,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	23,574	0.0
33,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	34,685	0.0
21,000	TPG Operating Group II L.P., 5.875%, 03/05/2034	21,203	0.0
8,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	7,483	0.0
40,000 (1)(2)	Tronox, Inc., 4.625%, 03/15/2029	32,424	0.0
47,000 (4)	Truist Financial Corp., 5.435%, 01/24/2030	48,034	0.1
23,000 (4)	Truist Financial Corp., 5.867%, 06/08/2034	23,574	0.0
13,000 (4)	Truist Financial Corp., 6.123%, 10/28/2033	13,601	0.0
29,000	Tucson Electric Power Co., 5.200%, 09/15/2034	28,995	0.0
16,000	Tyson Foods, Inc., 5.400%, 03/15/2029	16,471	0.0
31,000	Uber Technologies, Inc., 4.300%, 01/15/2030	30,642	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
6,000	Union Pacific Corp., 3.750%, 02/05/2070	$3,995	0.0
28,000	Union Pacific Corp., 5.100%, 02/20/2035	28,203	0.0
35,000 (1)	United Airlines, Inc., 4.625%, 04/15/2029	32,920	0.0
25,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	17,821	0.0
25,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	25,245	0.0
11,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	11,039	0.0
19,000	Universal Health Services, Inc., 4.625%, 10/15/2029	18,521	0.0
55,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	53,273	0.1
29,000 (4)	US Bancorp, 5.384%, 01/23/2030	29,705	0.0
40,000 (1)	US Foods, Inc., 7.250%, 01/15/2032	41,894	0.0
55,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	54,234	0.1
90,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	86,876	0.1
3,000	Verizon Communications, Inc., 1.750%, 01/20/2031	2,569	0.0
3,000	Verizon Communications, Inc., 4.400%, 11/01/2034	2,832	0.0
21,000	Verizon Communications, Inc., 4.812%, 03/15/2039	19,601	0.0
30,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	30,824	0.0
55,000 (1)	Viasat, Inc., 5.625%, 04/15/2027	53,942	0.1
50,000	Viatris, Inc., 2.700%, 06/22/2030	43,303	0.0
6,000	Viatris, Inc., 3.850%, 06/22/2040	4,211	0.0
40,000 (1)(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	34,932	0.0
55,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	52,955	0.1
63,000	VMware, Inc., 1.400%, 08/15/2026	60,490	0.1
139,000	Walmart, Inc., 4.900%, 04/28/2035	140,854	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
40,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	$41,253	0.0
51,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	49,646	0.1
55,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	56,253	0.1
7,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	7,002	0.0
9,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	9,148	0.0
29,000	Wells Fargo & Co., 3.000%, 10/23/2026	28,463	0.0
9,000 (4)	Wells Fargo & Co., 3.584%, 05/22/2028	8,839	0.0
18,000 (4)	Wells Fargo & Co., 4.540%, 08/15/2026	17,988	0.0
8,000 (4)	Wells Fargo & Co., 5.499%, 01/23/2035	8,064	0.0
145,000 (4)	Wells Fargo & Co., 5.605%, 04/23/2036	147,294	0.1
8,000 (4)	Wells Fargo & Co., 6.491%, 10/23/2034	8,607	0.0
6,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	5,705	0.0
33,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	33,111	0.0
18,000	Weyerhaeuser Co., 4.750%, 05/15/2026	18,028	0.0
9,000	Williams Cos., Inc., 4.900%, 03/15/2029	9,097	0.0
65,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	65,940	0.1
8,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	8,065	0.0
65,000 (1)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	62,876	0.1
25,000	Xcel Energy, Inc., 5.600%, 04/15/2035	25,259	0.0
23,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	23,602	0.0
		23,894,546	17.9
	Total Corporate Bonds/Notes
	(Cost $35,371,065)	35,352,400	26.4

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 21.4%
	United States: 21.4%
195,942 (4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.792%, 05/25/2036	$168,354	0.1
56,835 (4)	Alternative Loan Trust 2005-53T2 2A6, 4.941%, (TSFR1M + 0.614%), 11/25/2035	29,001	0.0
98,605	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	44,905	0.0
142,529 (4)	Alternative Loan Trust 2007-23CB A3, 4.941%, (TSFR1M + 0.614%), 09/25/2037	51,366	0.0
310,078	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	143,665	0.1
216,435	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	188,114	0.1
619,563 (1)(4)	COLT Mortgage Loan Trust 2021-2 A1, 0.924%, 08/25/2066	520,200	0.4
237,966 (1)(4)	COLT Mortgage Loan Trust 2021-3 A1, 0.956%, 09/27/2066	198,220	0.2
129,705 (1)(4)	CSMC Trust 2015-2 B3, 3.879%, 02/25/2045	124,760	0.1
80,162 (1)(4)	CSMC Trust 2015-3 B1, 3.798%, 03/25/2045	77,591	0.1
1,000,000 (1)(4)	Fannie Mae Connecticut Avenue Securities 2020-SBT1 2M2, 8.118%, (SOFR30A + 3.764%), 02/25/2040	1,038,564	0.8
75,245	Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	77,995	0.1
2,049,031 (4)(5)	Fannie Mae REMIC Trust 2005-18 SC, 0.182%, (-1.000*SOFR30A + 4.536%), 03/25/2035	75,342	0.1
62,415 (4)	Fannie Mae REMIC Trust 2005-74 DK, 6.127%, (-1.000*SOFR30A + 23.542%), 07/25/2035	65,436	0.1
53,427 (4)	Fannie Mae REMIC Trust 2006-104 ES, 11.109%, (-1.000*SOFR30A + 32.878%), 11/25/2036	71,802	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
694,220 (4)(5)	Fannie Mae REMIC Trust 2007-36 SN, 2.302%, (-1.000*SOFR30A + 6.656%), 04/25/2037	$68,998	0.1
30,970 (4)	Fannie Mae REMIC Trust 2007-55 DS, 3.830%, (-1.000*SOFR30A + 14.714%), 06/25/2037	28,974	0.0
269,187 (4)(5)	Fannie Mae REMIC Trust 2007-9 SE, 1.612%, (-1.000*SOFR30A + 5.966%), 03/25/2037	20,962	0.0
450,472 (4)(5)	Fannie Mae REMIC Trust 2008-41 S, 2.332%, (-1.000*SOFR30A + 6.686%), 11/25/2036	46,840	0.0
388,759 (4)(5)	Fannie Mae REMIC Trust 2008-53 FI, 1.632%, (-1.000*SOFR30A + 5.986%), 07/25/2038	32,446	0.0
264,889 (4)(5)	Fannie Mae REMIC Trust 2008-58 SM, 1.632%, (-1.000*SOFR30A + 5.986%), 07/25/2038	23,248	0.0
1,345,733 (4)(5)	Fannie Mae REMIC Trust 2009-106 SA, 1.782%, (-1.000*SOFR30A + 6.136%), 01/25/2040	105,938	0.1
147,528 (4)	Fannie Mae REMIC Trust 2009-66 SL, 0.999%, (-1.000*SOFR30A + 15.452%), 09/25/2039	135,940	0.1
93,200 (4)	Fannie Mae REMIC Trust 2009-66 SW, 1.166%, (-1.000*SOFR30A + 15.618%), 09/25/2039	73,777	0.1
1,760,419 (4)(5)	Fannie Mae REMIC Trust 2010-123 SL, 1.602%, (-1.000*SOFR30A + 5.956%), 11/25/2040	133,227	0.1
1,944,667 (4)(5)	Fannie Mae REMIC Trust 2011-55 SK, 2.092%, (-1.000*SOFR30A + 6.446%), 06/25/2041	207,300	0.2
735,125 (4)(5)	Fannie Mae REMIC Trust 2011-86 NS, 1.482%, (-1.000*SOFR30A + 5.836%), 09/25/2041	52,753	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
132,972 (4)(5)	Fannie Mae REMIC Trust 2012-10 US, 1.982%, (-1.000*SOFR30A + 6.336%), 02/25/2042	$16,505	0.0
213,009 (4)(5)	Fannie Mae REMIC Trust 2012-24 HS, 2.082%, (-1.000*SOFR30A + 6.436%), 09/25/2040	3,549	0.0
267,407 (5)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	13,684	0.0
459,581 (5)	Fannie Mae REMIC Trust 2013-44 DI, 3.000%, 05/25/2033	36,911	0.0
3,449,362 (5)	Fannie Mae REMIC Trust 2015-34 DI, 6.500%, 06/25/2045	794,112	0.6
5,249,308 (4)(5)	Fannie Mae REMIC Trust 2015-59 SK, 1.182%, (-1.000*SOFR30A + 5.536%), 08/25/2045	457,796	0.4
9,412,503 (4)(5)	Fannie Mae REMIC Trust 2016-54 SL, 1.532%, (-1.000*SOFR30A + 5.886%), 08/25/2046	1,058,393	0.8
3,477,846 (5)	Fannie Mae REMIC Trust 2017-15 GI, 4.500%, 03/25/2047	481,992	0.4
4,589,457 (5)	Fannie Mae REMIC Trust 2020-49 PI, 2.000%, 07/25/2050	591,404	0.5
61,140 (4)(5)	Freddie Mac REMIC Trust 2303 SY, 4.241%, (-1.000*SOFR30A + 8.586%), 04/15/2031	5,854	0.0
426,590 (4)(5)	Freddie Mac REMIC Trust 2989 GU, 2.541%, (-1.000*SOFR30A + 6.886%), 02/15/2033	28,133	0.0
487,796 (4)(5)	Freddie Mac REMIC Trust 3271 SB, 1.591%, (-1.000*SOFR30A + 5.936%), 02/15/2037	37,947	0.0
1,507,287 (4)(5)	Freddie Mac REMIC Trust 3424 HI, 1.441%, (-1.000*SOFR30A + 5.786%), 04/15/2038	120,335	0.1
214,703 (5)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	22,821	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
1,093,102 (4)(5)	Freddie Mac REMIC Trust 3693 SC, 2.041%, (-1.000*SOFR30A + 6.386%), 07/15/2040	$129,502	0.1
1,718,853 (4)(5)	Freddie Mac REMIC Trust 3856 KS, 2.091%, (-1.000*SOFR30A + 6.436%), 05/15/2041	186,642	0.1
185,924 (4)(5)	Freddie Mac REMIC Trust 3925 SD, 1.591%, (-1.000*SOFR30A + 5.936%), 07/15/2040	4,273	0.0
3,893,402 (4)(5)	Freddie Mac REMIC Trust 3988 NS, 2.016%, (-1.000*SOFR30A + 6.361%), 01/15/2042	495,541	0.4
734,799 (4)(5)	Freddie Mac REMIC Trust 4040 SW, 2.171%, (-1.000*SOFR30A + 6.516%), 05/15/2032	52,097	0.0
3,040,754 (5)	Freddie Mac REMIC Trust 4091 IK, 5.000%, 10/15/2041	628,754	0.5
7,060,089 (4)(5)	Freddie Mac REMIC Trust 4096 SB, 1.541%, (-1.000*SOFR30A + 5.886%), 08/15/2042	752,237	0.6
301,442 (5)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	18,910	0.0
508,130 (5)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	44,612	0.0
4,512,794 (4)(5)	Freddie Mac REMIC Trust 4480 WS, 1.721%, (-1.000*SOFR30A + 6.066%), 06/15/2045	557,104	0.4
7,168,332 (4)(5)	Freddie Mac REMIC Trust 4623 MS, 1.541%, (-1.000*SOFR30A + 5.886%), 10/15/2046	865,002	0.7
1,013,282	Freddie Mac REMIC Trust 4800 MZ, 4.000%, 06/15/2048	959,516	0.7
1,099,895	Freddie Mac REMIC Trust 4879 ZA, 4.000%, 05/15/2049	1,040,709	0.8
8,207,177 (4)(5)	Freddie Mac REMIC Trust 4938 ES, 1.532%, (-1.000*SOFR30A + 5.886%), 12/25/2049	911,679	0.7

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
11,346,291 (5)	Freddie Mac REMIC Trust 5046 IO, 2.000%, 11/25/2040	$1,129,753	0.9
700,000 (1)(4)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 6.454%, (SOFR30A + 2.100%), 09/25/2041	702,411	0.5
500,000 (1)(4)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 8.104%, (SOFR30A + 3.750%), 02/25/2042	519,071	0.4
6,434,501 (5)	Freddie Mac Strips 324 C21, 6.000%, 06/15/2039	1,344,294	1.0
92,720 (4)(5)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	6,618	0.0
396,387 (4)(5)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	52,744	0.0
1,927,537 (5)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	126,026	0.1
756,924 (4)(5)	Freddie Mac Strips 351 C30, 2.500%, 02/15/2031	26,317	0.0
938,103 (4)(5)	Freddie Mac Strips 351 C31, 3.000%, 02/15/2031	44,966	0.0
619,319 (4)(5)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	37,224	0.0
2,632,554 (4)(5)	Freddie Mac Strips 351 C33, 4.000%, 02/15/2046	449,681	0.3
5,280,350 (4)(5)	Freddie Mac Strips 351 C34, 3.500%, 02/15/2046	955,529	0.7
6,412,728 (5)	Freddie Mac Strips 390 C5, 2.000%, 04/15/2042	611,551	0.5
155,196 (1)(4)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	149,881	0.1
117,338 (4)	Ginnie Mae 2007-8 SP, 7.675%, (-1.000*TSFR1M + 21.677%), 03/20/2037	141,919	0.1
4,947,629 (4)(5)	Ginnie Mae 2009-106 CM, 2.165%, (-1.000*TSFR1M + 6.486%), 01/16/2034	129,961	0.1
540,046 (4)(5)	Ginnie Mae 2010-116 NS, 2.215%, (-1.000*TSFR1M + 6.536%), 09/16/2040	42,666	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
31,141 (5)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	$758	0.0
17,016 (5)	Ginnie Mae 2011-116 BI, 4.000%, 08/16/2026	61	0.0
540,349 (5)	Ginnie Mae 2013-115 NI, 4.500%, 01/16/2043	56,165	0.0
127,502 (5)	Ginnie Mae 2013-5 NI, 3.000%, 01/20/2028	2,727	0.0
7,439,618 (5)	Ginnie Mae 2015-10 IX, 4.500%, 01/20/2045	1,637,730	1.2
561,718 (5)	Ginnie Mae 2015-178 GI, 4.000%, 05/20/2044	47,382	0.0
2,739,387 (5)	Ginnie Mae 2016-161 CI, 5.500%, 11/20/2046	451,862	0.3
4,969,575 (5)	Ginnie Mae 2019-89 QI, 4.000%, 04/20/2046	908,442	0.7
136,609 (4)	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 4.855%, (TSFR1M + 0.534%), 04/25/2036	117,618	0.1
8,459 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	7,996	0.0
6,704 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	6,318	0.0
732,870 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	592,773	0.5
328,733 (1)(4)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	266,618	0.2
406,371 (1)(4)	J.P. Morgan Mortgage Trust 2022-4 A17A, 3.000%, 10/25/2052	343,360	0.3
667,555 (1)(4)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	567,244	0.4
275,888 (1)(4)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	248,260	0.2
44,771 (1)(4)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	40,413	0.0
74,619 (1)(4)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	67,355	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
4,351 (1)(4)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.494%, 03/25/2050	$4,264	0.0
60,775 (1)(4)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	51,396	0.0
300,000 (1)(4)	JP Morgan Mortgage Trust Series 2025-3 M1, 6.783%, 09/25/2055	303,852	0.2
148,964 (1)(4)	JP Morgan Trust 2015-3 A3, 3.500%, 05/25/2045	138,784	0.1
300,000 (1)(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	291,017	0.2
270,149 (1)(4)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	219,019	0.2
42,820 (1)(4)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	40,157	0.0
133,978 (1)(4)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	120,763	0.1
499,089 (1)(4)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	404,785	0.3
14,297 (1)(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	13,428	0.0
300,000 (1)(4)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	213,240	0.2
971 (4)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	970	0.0
4,840,222 (4)(5)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	4,949	0.0
32,575 (4)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.760%, 10/25/2036	29,164	0.0
243,532 (4)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.315%, 12/25/2036	215,380	0.2
58,555 (4)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.871%, (TSFR1M + 0.544%), 06/25/2037	50,127	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
339,074 (1)(4)	Wells Fargo Mortgage Backed Securities Trust 2021-1 A17, 2.500%, 12/25/2050	$275,543	0.2
236,816 (1)(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.753%, 08/20/2045	218,938	0.2
		28,551,202	21.4
	Total Collateralized Mortgage Obligations
	(Cost $31,611,244)	28,551,202	21.4
SOVEREIGN BONDS: 16.5%
	Australia: 0.3%
AUD837,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	414,147	0.3

	Bahrain: 0.1%
200,000	Kingdom of Bahr, 6.250%, 07/07/2033	200,000	0.1

	Brazil: 2.8%
BRL18,664 (6)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	2,996,262	2.3
BRL1,045,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	719,713	0.5
		3,715,975	2.8
	Canada: 0.4%
CAD1,100,000	Canadian Government Bond 0004, 2.000%, 12/01/2051	599,622	0.4

	China: 3.5%
CNY15,570,000	China Government Bond INBK, 2.520%, 08/25/2033	2,283,521	1.7
CNY1,140,000	China Government Bond INBK, 2.880%, 02/25/2033	171,317	0.2
CNY2,420,000	China Government Bond INBK, 3.120%, 10/25/2052	418,090	0.3
CNY2,110,000	China Government Bond INBK, 3.320%, 04/15/2052	375,800	0.3
CNY7,070,000	China Government Bond INBK, 4.080%, 10/22/2048	1,369,890	1.0
		4,618,618	3.5

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Colombia: 0.8%
325,000	Colombia Government International Bond, 8.375%, 11/07/2054	$298,756	0.2
200,000	Colombia Government International Bond, 8.500%, 04/25/2035	203,800	0.2
COP2,551,900,000	Colombian TES B, 7.750%, 09/18/2030	525,409	0.4
		1,027,965	0.8

	Côte d'Ivoire: 0.2%
225,000	Ivory Coast Government International Bond, 8.075%, 04/01/2036	207,281	0.2

	Czechia: 0.3%
CZK9,220,000	Czech Republic Government Bond 105, 2.750%, 07/23/2029	407,308	0.3

	Dominican Republic: 0.2%
225,000 (1)	Dominican Republic International Bond, 6.950%, 03/15/2037	224,100	0.2

	Egypt: 0.1%
200,000 (1)	Egypt Government International Bond, 8.625%, 02/04/2030	190,760	0.1

	Germany: 0.1%
EUR60,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	65,731	0.1
EUR40,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	45,195	0.0
EUR30,000	Bundesrepublik Deutschland Bundesanleihe, 2.730%, 08/15/2026	33,274	0.0
		144,200	0.1

	Indonesia: 0.7%
IDR13,833,000,000	Indonesia Treasury Bond FR79, 8.375%, 04/15/2039	930,311	0.7

	Italy: 1.1%
EUR641,000 (1)	Italy Buoni Poliennali Del Tesoro 30Y, 3.850%, 09/01/2049	687,023	0.5

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Italy: (continued)
EUR641,000 (1)	Italy Buoni Poliennali Del Tesoro 31Y, 5.000%, 08/01/2034	$819,609	0.6
		1,506,632	1.1

	Malaysia: 0.6%
MYR3,642,000	Malaysia Government Bond 0419, 3.828%, 07/05/2034	855,849	0.6

	Mexico: 1.3%
MXN47,650	Mexican Udibonos S, 2.750%, 11/27/2031	1,788,954	1.3

	Peru: 0.9%
PEN4,000,000	Peru Government Bond, 6.350%, 08/12/2028	1,162,798	0.9

	Poland: 0.3%
PLN1,525,000	Republic of Poland Government Bond 0728, 7.500%, 07/25/2028	439,815	0.3

	Russian Federation: —%
RUB47,938,000 (7)	Russian Federal Bond - OFZ 6224, 6.900%, 05/23/2029	—	—

	South Africa: 0.3%
275,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	259,325	0.2
200,000 (1)	Republic of South Africa Government International Bond, 7.100%, 11/19/2036	190,401	0.1
		449,726	0.3

	Spain: 1.1%
EUR1,284,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	1,412,584	1.1

	Thailand: 1.2%
THB41,793,000	Thailand Government Bond, 2.875%, 12/17/2028	1,307,399	1.0
THB8,250,000	Thailand Government Bond, 3.350%, 06/17/2033	274,778	0.2
		1,582,177	1.2

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ukraine: 0.2%
243,989 (1)(3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2035	$120,042	0.1
185,707 (1)(3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2036	90,254	0.1
		210,296	0.2
	Total Sovereign Bonds
	(Cost $23,216,899)	22,089,118	16.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 11.0%
	United States: 11.0%
500,000 (4)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	438,222	0.3
5,710,955 (4)(5)	BANK 2017-BNK5 XA, 1.083%, 06/15/2060	87,911	0.1
899,314 (4)(5)	BANK 2019-BN16 XA, 1.091%, 02/15/2052	24,043	0.0
500,000 (1)(4)	BAY Mortgage Trust 2025-LIVN A, 6.100%, (TSFR1M + 1.800%), 05/15/2035	500,000	0.4
8,650,039 (4)(5)	BBCMS Mortgage Trust 2022-C17 XA, 1.324%, 09/15/2055	576,903	0.4
280,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	177,222	0.1
1,328,711 (4)(5)	Benchmark Mortgage Trust 2019-B9 XA, 1.177%, 03/15/2052	41,667	0.0
9,932,222 (4)(5)	Benchmark Mortgage Trust 2020-B21 XA, 1.527%, 12/17/2053	560,046	0.4
700,000 (1)(4)	BX Commercial Mortgage Trust 2021-21M E, 6.607%, (TSFR1M + 2.285%), 10/15/2036	690,273	0.5
500,000 (1)(4)	BX Trust 2021-LBA EJV, 6.436%, (TSFR1M + 2.114%), 02/15/2036	486,059	0.4
395,405 (1)(4)	BX Trust 2021-LBA EV, 6.436%, (TSFR1M + 2.114%), 02/15/2036	384,380	0.3
600,000 (1)(4)	BX Trust 2021-LGCY D, 5.738%, (TSFR1M + 1.416%), 10/15/2036	594,070	0.4
750,000 (1)(4)	BX Trust 2023-DELC A, 7.012%, (TSFR1M + 2.690%), 05/15/2038	753,231	0.6

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
2,627,261 (4)(5)	CD Mortgage Trust 2016-CD1 XA, 1.475%, 08/10/2049	$20,242	0.0
8,581,000 (4)(5)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.937%, 08/10/2049	78,637	0.1
4,758,099 (4)(5)	COMM Mortgage Trust 2016-CR28 XA, 0.733%, 02/10/2049	18,643	0.0
9,749,578 (1)(4)(5)	Commercial Mortgage Pass Through Certificates 2012-LTRT XA, 0.927%, 10/05/2030	86,762	0.1
500,000 (4)	CSAIL Commercial Mortgage Trust 2018-C14 B, 5.039%, 11/15/2051	471,898	0.4
750,000 (1)	ELM Trust 2024-ELM C15, 6.396%, 06/10/2039	755,655	0.6
500,000 (1)(4)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.922%, (TSFR1M + 2.600%), 12/15/2039	497,145	0.4
6,984,131 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.963%, 11/25/2030	272,315	0.2
24,276,609 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K151 X1, 0.487%, 04/25/2030	360,347	0.3
3,513,979 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.435%, 07/25/2035	334,744	0.2
5,453,176 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.950%, 10/25/2035	336,006	0.2
557,000 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.970%, 11/27/2050	491,740	0.4
220,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	218,598	0.2
220,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	218,251	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
825,000 (4)	GS Mortgage Securities Trust 2015-GS1 AS, 4.037%, 11/10/2048	$799,843	0.6
7,230,284 (4)(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.141%, 05/10/2050	107,493	0.1
750,000 (4)	GS Mortgage Securities Trust 2018-GS9 A4, 3.992%, 03/10/2051	737,378	0.6
300,000 (1)(4)	GSMS Trustair 2024-FAIR A, 6.072%, 07/15/2029	309,242	0.2
500,000 (1)(4)	INTOWN Mortgage Trust 2025-STAY D, 7.172%, (TSFR1M + 2.850%), 03/15/2042	491,296	0.4
1,000,000 (1)(4)	KSL Commercial Mortgage Trust 2024-HT2 A, 5.864%, (TSFR1M + 1.542%), 12/15/2039	992,421	0.7
3,438,425 (1)(4)(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.998%, 03/10/2050	28,784	0.0
150,000 (1)(4)	RFM Reremic Trust 2022-FRR1 AB60, 2.354%, 11/08/2049	139,910	0.1
70,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	61,029	0.0
500,000 (1)(4)	WCORE Commercial Mortgage Trust 2024-CORE C, 6.563%, (TSFR1M + 2.241%), 11/15/2041	498,349	0.4
12,717	Wells Fargo Commercial Mortgage Trust 2014-LC18 B, 3.959%, 12/15/2047	12,612	0.0
1,000,000 (1)(4)	Wells Fargo Commercial Mortgage Trust 2025-VTT C, 6.029%, 03/15/2038	998,315	0.7
		14,651,682	11.0
	Total Commercial Mortgage-Backed Securities
	(Cost $14,700,132)	14,651,682	11.0
ASSET-BACKED SECURITIES: 9.1%
	Cayman Islands: 9.0%
750,000 (1)(4)	Barings CLO Ltd. 2019-4A CR, 6.456%, (TSFR3M + 2.200%), 07/15/2037	750,631	0.6

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
850,000 (1)(4)	Barings CLO Ltd. 2024-1A A, 5.899%, (TSFR3M + 1.630%), 01/20/2037	$851,700	0.6
500,000 (1)(4)	BlueMountain CLO Ltd. 2013-2A CR, 6.484%, (TSFR3M + 2.212%), 10/22/2030	500,191	0.4
250,000 (1)(4)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 6.518%, (TSFR3M + 2.262%), 04/15/2034	247,760	0.2
500,000 (1)(4)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 5.931%, (TSFR3M + 1.662%), 04/19/2034	499,364	0.4
550,000 (1)(4)	CBAM Ltd. 2017-1A AR2, 5.659%, (TSFR3M + 1.390%), 01/20/2038	549,087	0.4
400,000 (1)(4)	CBAM Ltd. 2017-1A CR2, 6.369%, (TSFR3M + 2.100%), 01/20/2038	395,937	0.3
450,000 (1)(4)	Cedar Funding VIII Clo Ltd. 2017-8A ARR, 5.500%, (TSFR3M + 1.220%), 01/17/2038	446,320	0.3
750,000 (1)(4)	CIFC Funding Ltd. 2013-1A BR, 6.922%, (TSFR3M + 2.662%), 07/16/2030	751,331	0.6
1,000,000 (1)(4)	Dryden 49 Senior Loan Fund 2017-49A CR, 6.581%, (TSFR3M + 2.312%), 07/18/2030	1,001,291	0.8
1,000,000 (1)(4)	Elevation Clo Ltd. 2021-13A C1R, 6.256%, (TSFR3M + 2.000%), 07/15/2034	982,391	0.7
1,000,000 (1)(4)	Galaxy XV CLO Ltd. 2013-15A CRR, 6.368%, (TSFR3M + 2.112%), 10/15/2030	1,000,768	0.7
500,000 (1)(4)	Madison Park Funding XXXI Ltd. 2018-31A CR, 6.529%, (TSFR3M + 2.250%), 07/23/2037	500,508	0.4
450,000 (1)(4)	Mountain View CLO XVIII Ltd. 2024-1A C, 6.461%, (TSFR3M + 2.200%), 10/16/2037	446,868	0.3
600,000 (1)(4)	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A C, 6.272%, (TSFR3M + 2.012%), 04/16/2033	600,735	0.5

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
300,000 (1)(4)	Oaktree CLO Ltd. 2022-3A CR, 6.356%, (TSFR3M + 2.100%), 10/15/2037	$296,206	0.2
250,000 (1)(4)	Rad CLO 10 Ltd. 2021-10A C, 6.291%, (TSFR3M + 2.012%), 04/23/2034	248,472	0.2
650,000 (1)(4)	Shackleton CLO Ltd. 2019-15A CR, 6.668%, (TSFR3M + 2.412%), 01/15/2032	650,792	0.5
300,000 (1)(4)	Symphony CLO XXVI Ltd. 2021-26A CR, 6.531%, (TSFR3M + 2.262%), 04/20/2033	297,138	0.2
350,000 (1)(4)	TCI-Flatiron Clo Ltd. 2018-1A CR, 6.292%, (TSFR3M + 2.012%), 01/29/2032	350,472	0.3
600,000 (1)(4)	Venture XXVII CLO Ltd. 2017-27A CR, 6.831%, (TSFR3M + 2.562%), 07/20/2030	594,290	0.4
		11,962,252	9.0
	United States: 0.1%
326,395 (4)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.507%, 03/25/2036	151,653	0.1
	Total Asset-Backed Securities
	(Cost $12,260,691)	12,113,905	9.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.2%
	Federal Home Loan Mortgage Corporation: 0.3%(9)
375,703 (9)	3.500%, 01/01/2048	345,002	0.3
36,773 (9)	4.000%, 09/01/2045	34,660	0.0
37,712 (9)	4.000%, 09/01/2045	35,755	0.0
60,178 (9)	4.000%, 05/01/2046	57,192	0.0
		472,609	0.3
	Government National Mortgage Association: 2.6%
1,855,820	2.500%, 05/20/2051	1,583,684	1.2
317,134	2.500%, 05/20/2052	270,512	0.2
179,409	2.500%, 08/20/2052	153,109	0.1
64,806	4.500%, 08/20/2041	64,342	0.1
1,402,115	4.500%, 05/20/2053	1,348,549	1.0
8,538	5.500%, 03/20/2039	8,838	0.0
		3,429,034	2.6
	Uniform Mortgage-Backed Securities: 4.3%
4,635,124	2.000%, 02/01/2052	3,700,062	2.8
17,066	2.500%, 06/01/2030	16,549	0.0
23,165	2.500%, 06/01/2030	22,452	0.0
9,776	2.500%, 07/01/2030	9,471	0.0
73,201	3.500%, 06/01/2034	71,076	0.1
777,529	3.500%, 03/01/2043	724,328	0.5
38,266	4.000%, 05/01/2045	36,405	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: (continued)
704,660	4.000%, 04/01/2049	$664,357	0.5
65,245	4.500%, 12/01/2040	64,665	0.0
113,268	4.500%, 12/01/2040	112,376	0.1
164,994	5.000%, 05/01/2042	167,126	0.1
207,000 (10)	5.500%, 05/01/2055	206,585	0.2
		5,795,452	4.3
	Total U.S. Government Agency Obligations
	(Cost $10,304,195)	9,697,095	7.2
U.S. TREASURY OBLIGATIONS: 3.2%
	United States Treasury Bonds: 0.0%
16,000	4.625%, 02/15/2055	15,835	0.0

	United States Treasury Notes: 3.2%
2,277,000	3.750%, 04/30/2027	2,283,760	1.7
9,000	3.750%, 04/15/2028	9,042	0.0
1,259,000	3.875%, 04/30/2030	1,268,049	1.0
6,000	3.875%, 08/15/2034	5,879	0.0
11,000	4.000%, 03/31/2030	11,138	0.0
655,000	4.000%, 04/30/2032	657,917	0.5
9,000	4.625%, 02/15/2035	9,338	0.0
		4,245,123	3.2
	Total U.S. Treasury Obligations
	(Cost $4,232,085)	4,260,958	3.2
PURCHASED OPTIONS(11): 0.0%
	Total Purchased Options
	(Cost $9,130)	7,495	0.0
	Total Long-Term Investments
	(Cost $131,705,441)	126,723,855	94.8

SHORT-TERM INVESTMENTS: 3.6%
	Commercial Paper: 2.1%
1,500,000	Fiserv, Inc., 4.680%, 05/07/2025	1,498,655	1.1
300,000	National Grid, 4.720%, 05/23/2025	299,110	0.3
900,000	Sysco Corp.-DIS, 4.670%, 05/01/2025	899,885	0.7
	Total Commercial Paper
	(Cost $2,697,959)	2,697,650	2.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.1%
1,000,000 (12)	Citadel Securities LLC, Repurchase Agreement dated 04/30/2025, 4.460%, due 05/01/2025 (Repurchase Amount $1,000,122, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,020,126, due 05/15/25-02/15/55)	$1,000,000	0.7
488,629 (12)	NatWest Markets Securities, Inc., Repurchase Agreement dated 04/30/2025, 4.360%, due 05/01/2025 (Repurchase Amount $488,687, collateralized by various U.S. Government Securities, 0.000%-5.500%, Market Value plus accrued interest $498,402, due 06/03/25-02/15/46)	488,629	0.4
	Total Repurchase Agreements
	(Cost $1,488,629)	1,488,629	1.1

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 0.4%
574,000 (13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270%
	(Cost $574,000)	$574,000	0.4

	Total Short-Term Investments
	(Cost $4,760,588)	4,760,279	3.6
	Total Investments in Securities
	(Cost $136,466,029)	$131,484,134	98.4
	Assets in Excess of Other Liabilities	2,127,061	1.6
	Net Assets	$133,611,195	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of April 30, 2025.
(4)	Variable rate security. Rate shown is the rate in effect as of April 30, 2025.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of April 30, 2025.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(10)	Represents or includes a TBA transaction.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of April 30, 2025.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	21.4%
Sovereign Bonds	16.5
Commercial Mortgage-Backed Securities	11.0
Asset-Backed Securities	9.1
Financial	8.7
U.S. Government Agency Obligations	7.2
Consumer, Non-cyclical	3.5
U.S. Treasury Obligations	3.2
Consumer, Cyclical	2.8
Energy	2.5
Utilities	2.2
Industrial	2.1
Technology	1.8
Communications	1.4
Basic Materials	1.4
Purchased Options	0.0
Short-Term Investments	3.6
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$35,352,400	$—	$35,352,400
Collateralized Mortgage Obligations	—	28,551,202	—	28,551,202
Sovereign Bonds	—	22,089,118	—	22,089,118
Commercial Mortgage-Backed Securities	—	14,651,682	—	14,651,682
Asset-Backed Securities	—	12,113,905	—	12,113,905
U.S. Government Agency Obligations	—	9,697,095	—	9,697,095
U.S. Treasury Obligations	—	4,260,958	—	4,260,958
Purchased Options	—	7,495	—	7,495
Short-Term Investments	574,000	4,186,279	—	4,760,279
Total Investments, at fair value	$574,000	$130,910,134	$—	$131,484,134
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	45,862	—	45,862
Centrally Cleared Interest Rate Swaps	—	1,601,461	—	1,601,461
Forward Foreign Currency Contracts	—	2,824,543	—	2,824,543
Forward Premium Swaptions	—	465,882	—	465,882
Futures	442,150	—	—	442,150
OTC interest rate swaps	—	7,819	—	7,819
OTC Total Return Swaps	—	182,591	—	182,591
OTC volatility swaps	—	36,847	—	36,847
Total Assets	$1,016,150	$136,075,139	$—	$137,091,289
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	$(2,032,257)	$—	$(2,032,257)
Forward Foreign Currency Contracts	—	(382,120)	—	(382,120)
Forward Premium Swaptions	—	(188,254)	—	(188,254)
Futures	(162,219)	—	—	(162,219)
OTC volatility swaps	—	(2,177)	—	(2,177)
Written Options	—	(80,703)	—	(80,703)
Total Liabilities	$(162,219)	$(2,685,511)	$—	$(2,847,730

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2025, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
DKK	2,657,022	USD	391,086	Bank of America N.A.	05/16/25	$12,556
EUR	36,468,149	USD	40,013,531	Barclays Bank PLC	05/16/25	1,335,488
USD	10,717,306	EUR	9,385,013	Barclays Bank PLC	05/16/25	76,210
USD	4,643,891	EUR	4,072,021	Barclays Bank PLC	05/16/25	26,873
EUR	2,407,337	USD	2,727,697	Barclays Bank PLC	05/16/25	1,836
USD	402,811	JPY	59,542,450	Barclays Bank PLC	05/16/25	(14,307)
USD	384,000	THB	12,759,974	Barclays Bank PLC	07/11/25	(29)
USD	350,000	MYR	1,510,425	Barclays Bank PLC	07/11/25	(1,096)
USD	677,000	KRW	968,875,010	Barclays Bank PLC	07/11/25	(6,197)
EUR	861,178	USD	951,901	BNP Paribas	05/16/25	24,537
USD	134,614	CZK	2,938,397	BNP Paribas	07/11/25	976
CHF	888,327	USD	1,015,733	Brown Brothers Harriman & Co.	05/16/25	62,449
AUD	3,393,404	USD	2,138,557	Brown Brothers Harriman & Co.	05/16/25	35,417

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Currency	Purchased	Currency	Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,801,156	USD	169,804	Brown Brothers Harriman & Co.	05/16/25	$3,329
USD	312,675	CHF	256,275	Brown Brothers Harriman & Co.	05/16/25	1,628
USD	205,403	SEK	1,968,102	Brown Brothers Harriman & Co.	05/16/25	1,602
USD	122,329	DKK	799,524	Brown Brothers Harriman & Co.	05/16/25	869
EUR	5,198	USD	5,666	Brown Brothers Harriman & Co.	05/16/25	228
CNY	93,950,359	USD	12,973,105	Brown Brothers Harriman & Co.	07/11/25	75,557
USD	196,000	RON	858,016	Brown Brothers Harriman & Co.	07/11/25	1,418
USD	88,000	CZK	1,920,397	Brown Brothers Harriman & Co.	07/11/25	661
USD	5,403	ZAR	101,147	Brown Brothers Harriman & Co.	07/11/25	(4)
USD	321,000	SGD	418,543	Brown Brothers Harriman & Co.	07/11/25	(751)
CAD	5,206,291	USD	3,757,955	Citibank N.A.	05/16/25	21,354
USD	2,691,045	CAD	3,707,968	Citibank N.A.	05/16/25	(613)
USD	1,865,850	JPY	278,753,105	Citibank N.A.	05/16/25	(86,924)
ILS	1,073,195	USD	289,298	Deutsche Bank AG	07/11/25	6,230
USD	119,000	ILS	430,537	Deutsche Bank AG	07/11/25	442
USD	1,180,400	PEN	4,369,132	Deutsche Bank AG	07/11/25	(8,663)
USD	391,770	TRY	18,475,861	Deutsche Bank AG	11/10/25	4,650
JPY	41,372,144	USD	283,134	Goldman Sachs International	05/16/25	6,694
USD	466,829	JPY	67,903,060	Goldman Sachs International	05/16/25	(8,859)
USD	1,222,015	EUR	1,123,434	Goldman Sachs International	05/16/25	(51,778)
USD	175,000	PLN	655,528	Goldman Sachs International	07/11/25	1,886
USD	565,867	MXN	11,178,989	Goldman Sachs International	07/11/25	1,256
USD	115,000	COP	490,164,500	Goldman Sachs International	07/11/25	171
USD	195,000	PEN	717,098	Goldman Sachs International	07/11/25	(159)
USD	645,962	BRL	3,781,730	Goldman Sachs International	07/11/25	(9,184)
TRY	18,452,355	USD	391,770	Goldman Sachs International	11/10/25	(5,143)
USD	2,998,474	BRL	18,664,000	Goldman Sachs International	01/05/26	(96,970)
USD	237,000	IDR	3,994,213,140	HSBC Bank USA N.A.	07/11/25	(3,643)
USD	463,183	COP	2,009,383,674	HSBC Bank USA N.A.	07/11/25	(7,550)
USD	752,896	THB	24,888,520	JPMorgan Chase Bank N.A.	07/11/25	3,843
USD	617,243	MXN	12,203,901	JPMorgan Chase Bank N.A.	07/11/25	867
USD	268,070	IDR	4,531,727,940	JPMorgan Chase Bank N.A.	07/11/25	(4,957)
GBP	6,733,779	USD	8,723,209	Morgan Stanley Capital Services LLC	05/16/25	251,302
CAD	6,126,217	USD	4,249,134	Morgan Stanley Capital Services LLC	05/16/25	197,960
JPY	289,765,901	USD	1,947,899	Morgan Stanley Capital Services LLC	05/16/25	82,024
SEK	6,863,614	USD	689,718	Morgan Stanley Capital Services LLC	05/16/25	21,021
USD	255,055	JPY	38,287,579	Morgan Stanley Capital Services LLC	05/16/25	(13,165)
HUF	53,585,311	USD	149,479	Morgan Stanley Capital Services LLC	07/11/25	61
PLN	169,733	USD	45,359	Morgan Stanley Capital Services LLC	07/11/25	(535)
USD	500,000	EUR	452,831	Standard Chartered Bank	05/16/25	(13,438)
USD	616,188	MXN	12,203,901	Standard Chartered Bank	07/11/25	(188)
KRW	2,963,912,327	USD	2,090,442	Standard Chartered Bank	07/11/25	(454)
RON	1,509,325	USD	346,850	Standard Chartered Bank	07/11/25	(4,562)
USD	4,771,000	CNY	34,568,090	Standard Chartered Bank	07/11/25	(30,124)
USD	5,442,196	JPY	772,621,903	State Street Bank and Trust Co.	05/16/25	29,678
NZD	609,194	USD	348,730	State Street Bank and Trust Co.	05/16/25	13,285
USD	127,525	NZD	213,659	State Street Bank and Trust Co.	05/16/25	558
SGD	804,588	USD	617,561	State Street Bank and Trust Co.	07/11/25	958
CLP	115,578,233	USD	121,250	State Street Bank and Trust Co.	07/11/25	754
HKD	547,037	USD	70,622	State Street Bank and Trust Co.	07/11/25	(15)
USD	66,946	CNY	486,773	State Street Bank and Trust Co.	07/11/25	(661)
USD	270,964	CNY	1,960,650	State Street Bank and Trust Co.	07/11/25	(1,348)
JPY	2,678,875,141	USD	18,267,071	UBS AG	05/16/25	499,494
JPY	2,800,000	USD	19,299	UBS AG	05/16/25	316
USD	2,261,762	GBP	1,685,015	Wells Fargo Securities LLC	05/16/25	16,042
USD	722,214	AUD	1,124,101	Wells Fargo Securities LLC	05/16/25	2,063
USD	2,464,416	CAD	3,409,807	Wells Fargo Securities LLC	05/16/25	(10,803)
						$2,442,423

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

At April 30, 2025, the following futures contracts were outstanding for Voya Global Bond Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
Australia 3-Year Bond	17	06/16/25	$1,172,260	$15,185
Australia 10-Year Bond	4	06/16/25	294,581	7,754
Canada 10-Year Bond	23	06/19/25	2,063,093	8,661
Euro-Bobl 5-Year	40	06/06/25	5,420,910	52,686
Euro-Buxl 30-year German Government Bond	21	06/06/25	2,952,318	(42,985)
Euro-OAT	49	06/06/25	6,974,228	45,622
Euro-Schatz	110	06/06/25	13,404,665	71,244
Long Gilt	10	06/26/25	1,246,335	6,336
Long-Term Euro-BTP	29	06/06/25	3,951,843	29,020
U.S. Treasury 2-Year Note	36	06/30/25	7,493,344	70,806
U.S. Treasury 10-Year Note	62	06/18/25	6,957,562	92,137
U.S. Treasury Long Bond	19	06/18/25	2,215,875	33,772
U.S. Treasury Ultra Long Bond	47	06/18/25	5,688,469	8,927
			$59,835,483	$399,165
Short Contracts:
Euro-Bund	(20)	06/06/25	(2,985,737)	(12,278)
Japanese Government Bonds 10-Year Mini	(62)	06/12/25	(6,098,965)	(13,870)
U.S. Treasury 5-Year Note	(21)	06/30/25	(2,293,102)	(5,290)
U.S. Treasury Ultra 10-Year Note	(45)	06/18/25	(5,163,047)	(87,796)
			$(16,540,851)	$(119,234)

At April 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)

CDX North American Investment Grade Index Series 44, Version 1	Buy	(1.000)	06/20/30	USD	9,430,000	$(139,032)	$45,862
						$(139,032)	$45,862

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At April 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)

Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	3.904%	Annual	10/17/27	GBP	2,000,000	$19,808	$19,808
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP	2,400,000	(1,378,404)	(1,378,404)
Pay	3-month KRW-CD-KSDA-Bloomberg	Quarterly	2.935	Quarterly	07/31/34	KRW	3,586,082,000	123,313	123,313
Pay	1-day Secured Overnight Financing Rate	Monthly	3.058	Monthly	08/08/29	USD	1,200,000	(11,189)	(11,207)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate Floating Rate Index		Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.150%	Monthly	10/27/47	USD	1,465,000	$(149,711)	$(149,650)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.098	Monthly	08/08/32	USD	1,600,000	(37,371)	(43,094)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.040	Monthly	05/08/31	USD	2,500,000	(47,815)	(47,124)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	200,000	29,317	29,317
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	2.999	Annual	09/13/52	GBP	500,000	145,269	145,269
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.803	Annual	09/13/25	GBP	800,000	1,515	1,515
Receive	1-day Overnight Tokyo Average Rate	Annual	1.978	Annual	04/01/55	JPY	20,000,000	(3,164)	(3,164)
Receive	1-day Overnight Tokyo Average Rate	Annual	1.487	Annual	08/08/54	JPY	75,000,000	47,043	47,043
Receive	1-day Overnight Tokyo Average Rate	Annual	1.678	Annual	10/21/54	JPY	80,000,000	25,871	25,871
Receive	1-day Overnight Tokyo Average Rate	Annual	1.440	Annual	06/19/44	JPY	90,000,000	16,773	16,773
Receive	1-day Secured Overnight Financing Rate	Annual	3.837	Annual	08/16/44	USD	947,000	22,795	22,795
Receive	1-day Secured Overnight Financing Rate	Annual	3.855	Annual	11/29/44	USD	1,197,000	27,069	27,069
Receive	1-day Secured Overnight Financing Rate	Annual	1.847	Annual	02/17/32	USD	2,000,000	198,618	198,618
Receive	1-day Secured Overnight Financing Rate	Monthly	3.562	Monthly	11/03/26	USD	4,000,000	(6,509)	(6,534)
Receive	1-day Secured Overnight Financing Rate	Annual	3.860	Annual	06/26/34	USD	4,000,000	(77,314)	(77,314)
Receive	1-day Secured Overnight Financing Rate	Annual	2.188	Annual	03/24/27	USD	5,000,000	111,110	111,110
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	5,000,000	41,217	41,217
Receive	1-day Secured Overnight Financing Rate	Monthly	3.121	Monthly	02/08/28	USD	5,000,000	19,538	20,964
Receive	1-day Secured Overnight Financing Rate	Annual	3.605	Annual	01/08/31	USD	5,000,000	(47,138)	(47,138)
Receive	1-day Secured Overnight Financing Rate	Annual	4.006	Annual	06/26/29	USD	7,000,000	(181,190)	(181,190)
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD	7,000,000	26,108	26,108
Receive	1-day Secured Overnight Financing Rate	Annual	3.956	Annual	02/01/27	USD	10,000,000	(87,438)	(87,438)
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	12,000,000	744,450	744,450
Receive	1-day Secured Overnight Financing Rate	Monthly	4.068	Monthly	05/03/25	USD	13,000,000	525	221
								$(426,904)	$(430,796)

At April 30, 2025, the following OTC interest rate swaps were outstanding for Voya Global Bond Fund:

		Floating								Upfront
		Rate Index			Fixed Rate					Payments	Unrealized
Pay/Receive		Payment		Fixed	Payment	Maturity	Notional		Fair	Paid/	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Counterparty	Rate	Frequency	Date	Amount		Value	(Received)	(Depreciation)
Pay	7-day China Fixing Repo Rates	Quarterly	BNP Paribas	1.436%	Quarterly	04/24/30	CNY	41,023,000	$7,819	$—	$7,819
									$7,819	$—	$7,819

At April 30, 2025, the following OTC total return swaps were outstanding for Voya Global Bond Fund:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
(1-day
Tokyo
	Japan		Overnight
	Government	At	Average	At	Nomura Global
	20-Year Treasury	Termination	Rate - 4	Termination	Financial
Receive	Bond	Date	basis points)	Date	Products Inc.	05/22/25	JPY	800,000,000	$126,145	$—	$126,145
(1-day
Tokyo
Overnight
	Japan	At	Average	At	Nomura Global
	Government	Termination	Rate - 4	Termination	Financial
Receive	2-Year Bond	Date	basis points)	Date	Products Inc.	05/22/25	JPY	1,000,000,000	16,136	—	16,136
(1-day
Tokyo
	Japanese		Overnight
	Government	At	Average	At	Nomura Global
	5-Year Treasury	Termination	Rate - 4	Termination	Financial
Receive	Bond	Date	basis points)	Date	Products Inc.	05/22/25	JPY	400,000,000	35,528	—	35,528
(1-day
	Japan		Tokyo
	Government	At	Overnight	At	Nomura Global
	20-Year Treasury	Termination	Average	Termination	Financial
Receive	Bond	Date	Rate)	Date	Products Inc.	06/06/25	JPY	1,000,000,000	4,782	—	4,782
									$182,591	$—	$182,591

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

(1)	The fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At April 30, 2025, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:

Pay/		Volatility						Unrealized
Receive		Strike		Maturity		Notional		Appreciation
Volatility(1)	Reference Entity	Rate	Counterparty	Date	Currency	Amount	Fair Value	(Depreciation)
	USD vs. MXN Spot Exchange
Pay	Rate	14.200%	Goldman Sachs International	01/20/26	USD	13,000	$9,140	$9,140
	EUR vs. USD Spot Exchange		Morgan Stanley Capital Services
Pay	Rate	8.400%	LLC	02/10/26	USD	3,205,000	(2,177)	(2,177)
	USD vs. MXN Spot Exchange		Morgan Stanley Capital Services
Pay	Rate	14.500%	LLC	02/04/26	USD	6,500	7,010	7,010
	USD vs. INR Spot Exchange
Receive	Rate	4.325%	BNP Paribas	02/10/26	USD	3,205,000	20,697	20,697
							$34,670	$34,670

At April 30, 2025, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Call USD vs. Put JPY	Goldman Sachs International	10/13/25	125.000	USD	53,000	$4,478	$3,748
Put USD vs. Call JPY	Morgan Stanley Capital Services LLC	10/13/25	125.000	USD	53,000	4,652	3,747
						$9,130	$7,495

At April 30, 2025, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:

		Expiration	Exercise			Premiums
Description	Counterparty	Date	Price	Notional Amount		Received	Fair Value
Call USD vs. Put TRY	Deutsche Bank AG	11/07/25	47.000	USD	1,308,000	$117,851	$(80,034)
Put USD vs. Call TRY	Deutsche Bank AG	05/29/25	38.500	USD	1,308,000	18,057	(669)
						$135,908	$(80,703)

At April 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration		Notional	(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date		Amount	at expiration(2)	(Depreciation)
Call on 10-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	Financing Rate	11/27/34	USD	2,495,000	$—	$45,155
Call on 10-Year	JPMorgan Chase			1-day Secured Overnight
Interest Rate Swap	Bank N.A.	2.375%	Receive	Financing Rate	08/14/34	USD	2,367,400	(99,431)	(23,767)
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	Financing Rate	06/14/27	USD	3,136,000	(548,800)	101,787
Put on 10-Year	Morgan Stanley
Interest Rate Swap	Capital Services LLC	3.000%	Pay	6-month EUR-EURIBOR	12/15/25	EUR	2,015,000	(41,089)	(26,910)
Put on 10-Year
Interest Rate Swap	UBS AG	3.000%	Pay	6-month EUR-EUIRBOR	12/15/25	EUR	1,511,000	(30,811)	(20,180)
Put on 20-Year	Goldman Sachs
Interest Rate Swap	International	2.100%	Pay	6-month EUR-EURIBOR	02/12/35	EUR	1,014,000	(147,609)	20,303
Put on 20-Year	Morgan Stanley
Interest Rate Swap	Capital Services LLC	2.100%	Pay	6-month EUR-EURIBOR	02/12/35	EUR	1,014,000	(147,379)	20,485
Put on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	Financing Rate	05/25/27	USD	7,382,300	(1,328,814)	209,515
								$(2,343,933)	$326,388

At April 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration(2)	(Depreciation)
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	2,495,000	$45,160	$(69,975)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration(2)	(Depreciation)
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	2,367,400	$99,431	$(21,278)
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	2,015,000	17,120	13,024
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	2,015,000	25,109	17,514
Put on 10-Year Interest Rate Swap	UBS AG	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	1,511,000	14,892	11,796
Put on 10-Year Interest Rate Swap	UBS AG	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	1,511,000	17,117	11,442
Put on 2-Year Interest Rate Swap	UBS AG	3.750%	Receive	1-day Secured Overnight Financing Rate	07/15/25	USD	10,107,000	24,055	14,861
Put on 5-Year Interest Rate Swap	Goldman Sachs International	3.000%	Receive	6-month EUR-EURIBOR	02/12/30	EUR	3,041,000	75,790	(13,072)
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.000%	Receive	6-month EUR-EURIBOR	02/12/30	EUR	3,041,000	75,790	(13,072)
								$394,464	$(48,760)

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	EU Euro
GBP	—	British Pound
HKD	—	Hong Kong Sar Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel

Currency Abbreviations:

JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$7,495
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,824,543
Interest rate contracts	Unrealized appreciation on forward premium swaptions	465,882
Interest rate contracts	Variation margin receivable on futures contracts**	442,150
Credit contracts	Variation margin receivable on centrally cleared swaps**	45,862
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	1,601,461
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	36,847
Interest rate contracts	Unrealized appreciation on OTC swap agreements	190,410
Total Asset Derivatives		$5,614,650

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$382,120
Interest rate contracts	Unrealized depreciation on forward premium swaptions	188,254
Interest rate contracts	Variation margin payable on futures contracts**	162,219
Interest rate contracts	Variation margin payable on centrally cleared swaps**	2,032,257
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	2,177
Foreign exchange contracts	Written options, at fair value	80,703
Total Liability Derivatives		$2,847,730

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$10,289	$—	$10,289
Foreign exchange contracts	48,987	(148,707)	—	8,481	17,004	(74,235)
Interest rate contracts	(67,945)	—	(1,710,176)	(571,889)	122,872	(2,227,138)
Total	$(18,958)	$(148,707)	$(1,710,176)	$(553,119)	$139,876	$(2,291,084)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$45,862	$—	$45,862
Foreign exchange contracts	9,359	2,422,869	—	32,187	55,205	2,519,620
Interest rate contracts	170,972	—	1,531,503	(332,108)	(50,445)	1,319,922
Total	$180,331	$2,422,869	1,531,503	$(254,059)	$4,760	$3,885,404

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2025:

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

				Brown						Morgan
				Brothers			Goldman		JPMorgan	Stanley
	Bank of	Barclays Bank		Harriman &		Deutsche	Sachs	HSBC Bank	Chase Bank	Capital
	America N.A.	PLC	BNP Paribas	Co.	Citibank N.A.	Bank AG	International	USA N.A.	N.A.	Services LLC
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$3,748	$—	$—	$3,747
Forward foreign currency contracts	12,556	1,440,407	25,513	183,158	21,354	11,322	10,007	—	4,710	552,368
Forward premium swaptions	—	356,457	—	—	—	—	20,303	—	—	51,023
OTC interest rate swaps	—	—	7,819	—	—	—	—	—	—	—
OTC volatility swaps	—	—	20,697	—	—	—	9,140	—	—	7,010
Total Assets	$12,556	$1,796,864	$54,029	$183,158	$21,354	$11,322	$43,198	$—	$4,710	$614,148
Liabilities:
Forward foreign currency contracts	$—	$21,629	$—	$755	$87,537	$8,663	$172,093	$11,193	$4,957	$13,700
Forward premium swaptions	—	69,975	—	—	—	—	13,072	—	45,045	39,982
OTC volatility swaps	—	—	—	—	—	—	—	—	—	2,177
Written options	—	—	—	—	—	80,703	—	—	—	—
Total Liabilities	$—	$91,604	$—	$755	$87,537	$89,366	$185,165	$11,193	$50,002	$55,859
Net OTC derivative instruments by counterparty, at fair value	$12,556	$1,705,260	$54,029	$182,403	$(66,183)	$(78,044)	$(141,967)	$(11,193)	$(45,292)	$558,289
Total collateral pledged by the Fund/ (Received from counterparty)	$—	$(1,660,000)	$—	$—	$—	$78,044	$—	$—	$—	$(400,000)
Net Exposure(1)(2)	$12,556	$45,260	$54,029	$182,403	$(66,183)	$—	$(141,967)	$(11,193)	$(45,292)	$158,289

	Nomura
	Global	Standard	State Street		Wells Fargo
	Financial	Chartered	Bank and		Securities
	Products Inc.	Bank	Trust Co.	UBS AG	LLC	Total
Assets:
Purchased options	$—	$—	$—	$—	$—	$7,495
Forward foreign currency contracts	—	—	45,233	499,810	18,105	2,824,543
Forward premium swaptions	—	—	—	38,099	—	465,882
OTC interest rate swaps	—	—	—	—	—	7,819
OTC total return swaps	182,591	—	—	—	—	182,591
OTC volatility swaps	—	—	—	—	—	36,847
Total Assets	$182,591	$—	$45,233	$537,909	$18,105	$3,525,177
Liabilities:
Forward foreign currency contracts	$—	$48,766	$2,024	$—	$10,803	$382,120
Forward premium swaptions	—	—	—	20,180	—	188,254
OTC volatility swaps	—	—	—	—	—	2,177
Written options	—	—	—	—	—	80,703
Total Liabilities	$—	$48,766	$2,024	$20,180	$10,803	$653,254
Net OTC derivative instruments by counterparty, at fair value	$182,591	$(48,766)	$43,209	$517,729	$7,302	$2,871,923
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$(450,000)	$—	$(2,431,956)
Net Exposure(1)(2)	$182,591	$(48,766)	$43,209	$67,729	$7,302	$439,967

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At April 30, 2025, the Fund had pledged $450,000 in cash collateral to Deutsche Bank AG. In addition, the Fund had received $1,660,000, $400,000 and $450,000 in cash collateral from Barclays Bank PLC, Morgan Stanley Capital Services LLC and UBS AG, respectively. Excess cash collateral is not shown for financial reporting purposes.

At April 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $137,704,243.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$8,997,591
Gross Unrealized Depreciation	(11,743,394)
Net Unrealized Depreciation	$(2,745,803)

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.5%
	Australia: 1.2%
5,980	ASX Ltd.	$270,786	0.1
1,731	Cochlear Ltd.	303,150	0.1
263,348	Medibank Pvt Ltd.	783,387	0.3
174,300	Scentre Group	403,808	0.2
471,733	Telstra Group Ltd.	1,361,466	0.5
		3,122,597	1.2
	Canada: 3.7%
37,553	Bank of Nova Scotia	1,879,012	0.8
4,286	Canadian Tire Corp. Ltd. - Class A	469,078	0.2
10,164	CCL Industries, Inc. -Class B	531,129	0.2
70,780	Cenovus Energy, Inc.	833,280	0.3
10,622	iA Financial Corp., Inc.	1,031,843	0.4
51,144	Keyera Corp.	1,587,445	0.6
30,675	Suncor Energy, Inc.	1,083,393	0.4
7,229	Thomson Reuters Corp.	1,345,173	0.5
17,407	TMX Group Ltd.	705,447	0.3
		9,465,800	3.7
	Denmark: 0.8%
51,441	Danske Bank A/S	1,804,940	0.7
2,383	Pandora A/S	354,740	0.1
		2,159,680	0.8
	Finland: 0.2%
98,115	Nokia Oyj	490,493	0.2

	France: 3.1%
23,973	AXA SA	1,133,824	0.4
20,200	BNP Paribas SA	1,711,534	0.7
30,107 (1)	Carrefour SA	464,361	0.2
13,160	Cie Generale des Etablissements Michelin SCA	481,205	0.2
4,831	Danone SA	415,690	0.2
6,134	Eiffage SA	834,669	0.3
55,332	Engie SA	1,143,619	0.4
2,459	Ipsen SA	285,989	0.1
110,845	Orange SA	1,608,144	0.6
		8,079,035	3.1
	Germany: 1.7%
2,294	Deutsche Boerse AG	738,883	0.3
21,733	Deutsche Telekom AG, Reg	780,595	0.3
19,726 (2)	Fresenius SE & Co. KGaA	936,924	0.4
9,388 (3)	Scout24 SE	1,118,831	0.4
5,959	Symrise AG	687,260	0.3
		4,262,493	1.7
	Hong Kong: 1.1%
420,000	HKT Trust & HKT Ltd. -Stapled Security	597,651	0.2
12,800	Jardine Matheson Holdings Ltd.	567,808	0.2
104,000	Link REIT	486,913	0.2
38,000	Power Assets Holdings Ltd.	251,302	0.1
78,000	Swire Pacific Ltd. - Class A	674,518	0.3

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
355,500 (3)	WH Group Ltd.	$317,891	0.1
		2,896,083	1.1
	Israel: 0.3%
44,608	Bank Leumi Le-Israel BM	633,480	0.3

	Italy: 1.9%
387,220	Intesa Sanpaolo SpA	2,067,091	0.8
56,562 (3)	Poste Italiane SpA	1,148,049	0.4
28,657	UniCredit SpA	1,667,288	0.7
		4,882,428	1.9
	Japan: 4.6%
83,000	Asahi Kasei Corp.	578,406	0.2
69,900	Central Japan Railway Co.	1,470,966	0.6
105,600	Dai-ichi Life Holdings, Inc.	762,479	0.3
7,700	Daito Trust Construction Co. Ltd.	857,295	0.3
32,700	Daiwa House Industry Co. Ltd.	1,183,182	0.5
78,700	Japan Airlines Co. Ltd.	1,425,841	0.6
30,800	Japan Post Holdings Co. Ltd.	299,384	0.1
93,400	Kirin Holdings Co. Ltd.	1,412,832	0.5
165,600	Mitsubishi Chemical Group Corp.	805,074	0.3
14,200	MS&AD Insurance Group Holdings, Inc.	322,763	0.1
25,500 (1)	Ono Pharmaceutical Co. Ltd.	293,529	0.1
34,200	Secom Co. Ltd.	1,257,549	0.5
328,600	Z Holdings Corp.	1,242,772	0.5
		11,912,072	4.6
	Netherlands: 1.7%
341,016	Koninklijke KPN NV	1,586,356	0.6
29,409	NN Group NV	1,803,370	0.7
5,589	Wolters Kluwer NV	986,788	0.4
		4,376,514	1.7
	New Zealand: 0.1%
13,728	Fisher & Paykel Healthcare Corp. Ltd.	276,936	0.1

	Norway: 0.9%
66,834	DNB Bank ASA	1,670,724	0.6
41,343	Mowi ASA	758,085	0.3
		2,428,809	0.9
	Puerto Rico: 0.3%
9,118	Popular, Inc.	870,040	0.3

	Singapore: 0.4%
9,100	DBS Group Holdings Ltd.	295,652	0.1
65,600	Singapore Exchange Ltd.	721,656	0.3
		1,017,308	0.4
	Spain: 1.3%
9,740	ACS Actividades de Construccion y Servicios SA	610,258	0.2
4,846 (3)	Aena SME SA	1,217,392	0.5
5,105	Amadeus IT Group SA	401,829	0.2

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain (continued)
85,719	Repsol SA	$1,047,800	0.4
		3,277,279	1.3
	Sweden: 0.7%
25,364	Essity AB - Class B	733,503	0.3
14,100	SKF AB - Class B	276,379	0.1
13,051	Swedbank AB - Class A	325,803	0.1
40,207	Telefonaktiebolaget LM Ericsson - Class B	339,644	0.2
		1,675,329	0.7
	Switzerland: 1.3%
9,370	ABB Ltd., Reg	494,837	0.2
2,531	DSM-Firmenich AG	274,950	0.1
2,937	SGS SA	286,831	0.1
3,162	Zurich Insurance Group AG	2,242,714	0.9
		3,299,332	1.3
	United Kingdom: 4.1%
94,897 (3)	Auto Trader Group PLC	1,066,149	0.4
69,077	BAE Systems PLC	1,601,379	0.6
75,381	Barclays PLC	300,289	0.1
47,842	British American Tobacco PLC	2,083,908	0.8
179,500	CK Hutchison Holdings Ltd.	1,012,215	0.4
33,178	HSBC Holdings PLC	369,846	0.1
152,205	NatWest Group PLC	979,022	0.4
58,843	Pearson PLC	943,321	0.4
41,430	Sage Group PLC	686,850	0.3
20,042	Smith & Nephew PLC	282,041	0.1
27,799	Smiths Group PLC	692,737	0.3
16,253	Whitbread PLC	564,480	0.2
		10,582,237	4.1
	United States: 68.1%
19,741	AbbVie, Inc.	3,851,469	1.5
2,713	Acuity Brands, Inc.	660,914	0.3
118,679	ADT, Inc.	951,806	0.4
8,422	AECOM	830,830	0.3
3,150	Allison Transmission Holdings, Inc.	290,556	0.1
5,160	Allstate Corp.	1,023,692	0.4
4,029	Alphabet, Inc. - Class A	639,805	0.3
35,555	Altria Group, Inc.	2,103,078	0.8
1,808	Ameriprise Financial, Inc.	851,604	0.3
5,966	AmerisourceBergen Corp.	1,746,069	0.7
7,084	AMETEK, Inc.	1,201,305	0.5
9,447	AptarGroup, Inc.	1,416,578	0.6
6,657	Assurant, Inc.	1,283,070	0.5
101,622	AT&T, Inc.	2,814,929	1.1
7,909	Automatic Data Processing, Inc.	2,377,445	0.9
27,345	Avnet, Inc.	1,284,942	0.5
14,481	Axis Capital Holdings Ltd.	1,394,810	0.5
24,737	Baker Hughes Co.	875,690	0.3
13,422	Bank of New York Mellon Corp.	1,079,263	0.4
14,426	Black Hills Corp.	878,543	0.3
29,896	Blue Owl Capital, Inc.	553,973	0.2
38,424	Bristol-Myers Squibb Co.	1,928,885	0.7

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United States (continued)
46,684	Brixmor Property Group, Inc.	$1,162,898	0.5
4,512	Brown & Brown, Inc.	499,027	0.2
13,230	Cardinal Health, Inc.	1,869,267	0.7
7,929	Cboe Global Markets, Inc.	1,758,652	0.7
14,244	Church & Dwight Co., Inc.	1,414,999	0.6
6,191	Cigna Group	2,105,188	0.8
5,010	Cintas Corp.	1,060,517	0.4
53,454	Cisco Systems, Inc.	3,085,899	1.2
19,972	Citigroup, Inc.	1,365,685	0.5
7,777	CME Group, Inc.	2,154,851	0.8
20,817	Colgate-Palmolive Co.	1,919,119	0.7
30,099	Conagra Brands, Inc.	743,746	0.3
17,563	ConocoPhillips	1,565,215	0.6
9,943	COPT Defense Properties	259,612	0.1
62,300	Coterra Energy, Inc.	1,530,088	0.6
14,165	CSX Corp.	397,612	0.2
12,841	Delta Air Lines, Inc.	534,571	0.2
4,350	Digital Realty Trust, Inc.	698,349	0.3
15,037	DT Midstream, Inc.	1,461,596	0.6
17,492	Duke Energy Corp.	2,134,374	0.8
4,025	DuPont de Nemours, Inc.	265,610	0.1
10,198	Eastman Chemical Co.	785,246	0.3
25,010	Edison International	1,338,285	0.5
5,039	Elevance Health, Inc.	2,119,303	0.8
5,408	Emerson Electric Co.	568,435	0.2
6,137	Entergy Corp.	510,414	0.2
6,160	EOG Resources, Inc.	679,633	0.3
22,085	Equitable Holdings, Inc.	1,092,103	0.4
9,877	Equity Residential	693,958	0.3
20,681	Essent Group Ltd.	1,177,369	0.5
2,479	Essex Property Trust, Inc.	692,013	0.3
10,971	Evergy, Inc.	758,096	0.3
38,911	Exelon Corp.	1,824,926	0.7
7,756	First Industrial Realty Trust, Inc.	369,030	0.1
5,816	Flowserve Corp.	263,058	0.1
10,454	Fortive Corp.	728,539	0.3
5,571	Fox Corp. - Class A	277,380	0.1
28,822	Gaming and Leisure Properties, Inc.	1,379,421	0.5
11,985	General Motors Co.	542,201	0.2
30,041	Genpact Ltd.	1,509,861	0.6
21,130	Gilead Sciences, Inc.	2,251,190	0.9
6,890	Globe Life, Inc.	849,813	0.3
26,305	H&R Block, Inc.	1,588,033	0.6
12,279	Hancock Whitney Corp.	639,613	0.3
8,220	Hanover Insurance Group, Inc.	1,365,342	0.5
14,791	Hartford Financial Services Group, Inc.	1,814,412	0.7
18,809	Hewlett Packard Enterprise Co.	305,082	0.1
4,875	Hexcel Corp.	236,291	0.1
17,998	Host Hotels & Resorts, Inc.	254,132	0.1
1,060	Humana, Inc.	277,974	0.1
9,580	Ingredion, Inc.	1,272,416	0.5

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
2,128	Interactive Brokers Group, Inc. - Class A	$365,697	0.1
9,989	Iridium Communications, Inc.	241,035	0.1
4,268	Jack Henry & Associates, Inc.	740,199	0.3
25,981	Johnson & Johnson	4,061,090	1.6
4,124	Kemper Corp.	243,811	0.1
12,505	Kimberly-Clark Corp.	1,647,909	0.6
65,703	Kinder Morgan, Inc.	1,727,989	0.7
2,749	Lancaster Colony Corp.	447,482	0.2
2,290	Leidos Holdings, Inc.	337,042	0.1
3,781	Lockheed Martin Corp.	1,806,373	0.7
18,738	Loews Corp.	1,627,021	0.6
9,641	Marsh & McLennan Cos., Inc.	2,173,756	0.8
3,190	McKesson Corp.	2,273,800	0.9
25,086	Medtronic PLC	2,126,289	0.8
24,596	Merck & Co., Inc.	2,095,579	0.8
19,172	MetLife, Inc.	1,444,994	0.6
58,367	MGIC Investment Corp.	1,453,922	0.6
2,812	Motorola Solutions, Inc.	1,238,377	0.5
16,530	National Fuel Gas Co.	1,269,173	0.5
31,533	National Retail Properties, Inc.	1,296,322	0.5
14,270	NetApp, Inc.	1,280,733	0.5
16,622	New York Times Co. -Class A	865,341	0.3
39,950	NiSource, Inc.	1,562,445	0.6
21,255	NorthWestern Corp.	1,237,679	0.5
18,813	Novartis AG, Reg	2,145,760	0.8
32,596	OGE Energy Corp.	1,479,207	0.6
36,852	Old Republic International Corp.	1,385,635	0.5
3,353	ONE Gas, Inc.	263,244	0.1
12,656	OneMain Holdings, Inc.	595,718	0.2
19,240	ONEOK, Inc.	1,580,758	0.6
19,248	PepsiCo, Inc.	2,609,644	1.0
99,128	Pfizer, Inc.	2,419,715	0.9
14,461	PG&E Corp.	238,896	0.1
7,499	Philip Morris International, Inc.	1,285,029	0.5
25,185	Procter & Gamble Co.	4,094,325	1.6
4,924	Prosperity Bancshares, Inc.	334,340	0.1
13,778	Prudential Financial, Inc.	1,415,138	0.6
7,553	Qualcomm, Inc.	1,121,318	0.4
1,982	Ralph Lauren Corp.	445,851	0.2
20,934	Raytheon Technologies Corp.	2,640,405	1.0
6,278	Regency Centers Corp.	453,146	0.2
6,846	Reinsurance Group of America, Inc.	1,282,324	0.5
7,146	Republic Services, Inc.	1,791,860	0.7
93,183	Rithm Capital Corp.	1,041,786	0.4
2,908	Roche Holding AG	950,877	0.4
2,632	Royal Gold, Inc.	480,893	0.2
12,160	RPM International, Inc.	1,298,080	0.5
14,119	Sabra Health Care REIT, Inc.	252,024	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United States (continued)
7,189	Simon Property Group,
	Inc.	$1,131,405	0.4
5,037	Skyworks Solutions, Inc.	323,778	0.1
16,779	Smithfield Foods, Inc.	372,662	0.1
4,779	Snap-on, Inc.	1,499,698	0.6
20,314	SS&C Technologies
	Holdings, Inc.	1,535,738	0.6
19,220	Synchrony Financial	998,479	0.4
18,565	TJX Cos., Inc.	2,388,944	0.9
3,558	Tradeweb Markets, Inc. -
	Class A	492,071	0.2
30,324	Travel + Leisure Co.	1,332,133	0.5
18,187	Unum Group	1,412,402	0.5
23,806	US Bancorp	960,334	0.4
64,876	Verizon Communications,	2,858,437
	Inc.		1.1
177,035	Viatris, Inc.	1,490,635	0.6
4,484	Visa, Inc. - Class A	1,549,222	0.6
1,480	Watts Water
	Technologies, Inc. - Class
	A	307,470	0.1
41,744	Wells Fargo & Co.	2,964,241	1.2
70,574	Wendy's Co.	882,175	0.3
33,231	Williams Cos., Inc.	1,946,340	0.8
4,278	Xcel Energy, Inc.	302,455	0.1
		176,108,350	68.1
	Total Common Stock
	(Cost $214,579,683)	251,816,295	97.5

EXCHANGE-TRADED FUNDS: 1.5%
18,801	iShares MSCI EAFE	1,146,109
	Value ETF		0.4
15,109	iShares Russell 1000
	Value ETF	2,753,917	1.1
		3,900,026	1.5
	Total Exchange-Traded
	Funds
	(Cost $3,912,842)	3,900,026	1.5

PREFERRED STOCK: 0.4%
	Germany: 0.4%
6,686	Henkel AG & Co. KGaA	519,277	0.2
4,795	Volkswagen AG	521,745	0.2
		1,041,022	0.4
	Total Preferred Stock
	(Cost $1,037,910)	1,041,022	0.4
	Total Long-Term
	Investments
	(Cost $219,530,435)	256,757,343	99.4

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.2%
	Repurchase Agreements: 0.2%
573,117 (4)	NatWest Markets
	Securities, Inc.,
	Repurchase Agreement
	dated 04/30/2025,
	4.360%, due 05/01/2025
	(Repurchase Amount
	$573,185, collateralized
	by various U.S.
	Government Securities,
	0.000%-5.500%, Market
	Value plus accrued
	interest $584,579, due
	06/03/25-02/15/46)	$573,117	0.2
	Total Repurchase
	Agreements
	(Cost $573,117)	573,117	0.2
	Total Short-Term
	Investments
	(Cost $573,117)	573,117	0.2
	Total Investments in
	Securities
	(Cost $220,103,552)	$257,330,460	99.6
	Assets in Excess of
	Other Liabilities	1,153,118	0.4
	Net Assets	$258,483,578	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Percentage
Sector Diversification	of Net Assets
Financials	26.3%
Health Care	14.0
Industrials	13.7
Consumer Staples	9.5
Communication Services	6.6
Energy	6.2
Utilities	5.9
Consumer Discretionary	4.6
Real Estate	4.5
Information Technology	3.9
Materials	2.7
Exchange-Traded Funds	1.5
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$3,122,597	$—	$3,122,597
Canada	9,465,800	—	—	9,465,800
Denmark	—	2,159,680	—	2,159,680
Finland	—	490,493	—	490,493
France	—	8,079,035	—	8,079,035
Germany	—	4,262,493	—	4,262,493
Hong Kong	567,808	2,328,275	—	2,896,083
Israel	—	633,480	—	633,480
Italy	—	4,882,428	—	4,882,428
Japan	—	11,912,072	—	11,912,072
Netherlands	—	4,376,514	—	4,376,514
New Zealand	—	276,936	—	276,936
Norway	—	2,428,809	—	2,428,809
Puerto Rico	870,040	—	—	870,040
Singapore	—	1,017,308	—	1,017,308
Spain	—	3,277,279	—	3,277,279
Sweden	—	1,675,329	—	1,675,329
Switzerland	—	3,299,332	—	3,299,332
United Kingdom	—	10,582,237	—	10,582,237
United States	173,011,713	3,096,637	—	176,108,350
Total Common Stock	183,915,361	67,900,934	—	251,816,295
Exchange-Traded Funds	3,900,026	—	—	3,900,026
Preferred Stock	—	1,041,022	—	1,041,022
Short-Term Investments	—	573,117	—	573,117
Total Investments, at fair value	$187,815,387	$69,515,073	$—	$257,330,460

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $220,751,011.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,698,297
Gross Unrealized Depreciation	(6,119,565)
Net Unrealized Appreciation	$36,578,732

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.9%
	Australia: 5.2%
141,576 (1)(2)	Aeris Resources Ltd.	$17,148	0.0
72,762	AGL Energy Ltd.	495,873	0.2
64,110 (1)	Alkane Resources Ltd.	32,989	0.0
646,518	AMP Ltd.	533,995	0.2
36,600	Australian Clinical Labs Ltd.	73,073	0.0
11,504	Australian Ethical Investment Ltd.	38,170	0.0
14,321	Bank of Queensland Ltd.	68,409	0.0
147,087	Beach Energy Ltd.	110,717	0.0
1,114,951 (1)	Beacon Minerals Ltd.	18,569	0.0
84,526	Bendigo & Adelaide Bank Ltd.	604,684	0.2
21,374	Bravura Solutions Ltd.	30,051	0.0
86,369 (1)	Capricorn Metals Ltd.	510,998	0.2
189,716 (1)	Cettire Ltd.	54,549	0.0
89,048	Champion Iron Ltd.	260,311	0.1
57,075	Charter Hall Group	617,091	0.2
23,755	Clinuvel Pharmaceuticals Ltd.	173,021	0.1
45,378	Corporate Travel Management Ltd.	370,561	0.1
6,962 (1)	DGL Group Ltd./Au	1,913	0.0
69,787 (1)	Emeco Holdings Ltd.	34,039	0.0
9,775	Flight Centre Travel Group Ltd.	80,206	0.0
16,365	GR Engineering Services Ltd.	29,453	0.0
11,910	GrainCorp Ltd. - Class A	50,707	0.0
32,679	Helia Group Ltd.	101,285	0.0
22,825	Helloworld Travel Ltd.	20,801	0.0
156,949	Horizon Oil Ltd.	18,589	0.0
29,139	HUB24 Ltd.	1,346,186	0.4
97,586 (1)	Image Resources NL	5,604	0.0
20,134	Infomedia Ltd.	15,980	0.0
15,100	JB Hi-Fi Ltd.	1,000,642	0.3
2,942	Jumbo Interactive Ltd.	19,231	0.0
352,652	Macmahon Holdings Ltd.	61,133	0.0
97,324	Magellan Financial Group Ltd.	477,135	0.2
82,435 (1)	Metals X Ltd.	29,807	0.0
84,053 (1)	Nanosonics Ltd.	258,092	0.1
16,889	Netwealth Group Ltd.	303,445	0.1
57,550	New Hope Corp. Ltd.	135,004	0.1
55,244	Nufarm Ltd.	136,390	0.1
1,805	Objective Corp. Ltd.	18,094	0.0
383,631	OceanaGold Corp.	1,357,986	0.4
18,504 (1)	OFX Group Ltd.	13,416	0.0
1,710 (1)	Ora Banda Mining Ltd.	1,093	0.0
49,151	Orica Ltd.	510,180	0.2
87,424 (1)	Paladin Energy Ltd.	328,033	0.1
63,070	Perenti Ltd.	55,159	0.0
399,504	Perseus Mining Ltd.	856,221	0.3
33,050 (1)	PointsBet Holdings Ltd.	23,248	0.0
816,538	Ramelius Resources Ltd.	1,374,074	0.4
19,471	Regis Healthcare Ltd.	85,165	0.0
365,148 (1)	Regis Resources Ltd.	1,055,675	0.3
359,555 (1)	Resolute Mining Ltd.	117,372	0.1
61,877 (1)	Sandfire Resources Ltd.	394,087	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Australia (continued)
12,107	SKS Technologies Group Ltd.	$14,133	0.0
27,246	SmartGroup Corp. Ltd.	136,634	0.1
27,881	Southern Cross Electrical Engineering Ltd.	33,437	0.0
38,548	Technology One Ltd.	744,059	0.2
19,105 (1)	Temple & Webster Group Ltd.	218,016	0.1
17,756 (1)	Tuas Ltd.	64,122	0.0
389,895 (1)	Vault Minerals Ltd.	107,391	0.0
240,407	Ventia Services Group Pty Ltd.	650,898	0.2
31,051 (1)	Webjet Ltd.	85,386	0.0
108,701 (1)	West African Resources Ltd.	166,357	0.1
31,912 (1)	Zip Co. Ltd.	35,750	0.0
		16,581,837	5.2
	Austria: 0.1%
24,508 (1)	ams-OSRAM AG	217,570	0.1
1,609	Palfinger AG	52,443	0.0
2,747	Porr AG	96,188	0.0
		366,201	0.1
	Belgium: 0.3%
533	Cie d'Entreprises CFE	4,649	0.0
20,110	Colruyt Group N.V	967,042	0.3
11,865	Deceuninck NV	28,798	0.0
2,487	Fagron	57,975	0.0
489	Wereldhave Belgium Comm VA	27,587	0.0
		1,086,051	0.3
	Brazil: 0.2%
23,100	Bemobi Mobile Tech S.A.	76,320	0.0
159,200	C&A MODAS SA	371,691	0.1
32,587	Guararapes Confeccoes S.A.	46,281	0.0
27,500	Tegma Gestao Logistica SA	172,070	0.1
6,245 (1)	VTEX - Class A	33,660	0.0
		700,022	0.2
	Canada: 7.2%
7,810	ADENTRA, Inc.	153,016	0.1
11,700	Aecon Group, Inc.	136,978	0.1
4,300	AGF Management Ltd. - Class B	32,002	0.0
11,300 (2)	AirBoss of America Corp.	31,967	0.0
18,153	Alamos Gold, Inc. - Class A	518,939	0.2
45,700	Amerigo Resources Ltd.	57,349	0.0
21,200 (1)	Aritzia, Inc.	745,675	0.2
11,640	AtkinsRealis Group, Inc.	576,427	0.2
6,809	Bird Construction, Inc.	104,264	0.0
16,900	Black Diamond Group Ltd.	99,787	0.0
15,972	Boardwalk Real Estate Investment Trust	753,184	0.2
8,754 (1)	Bombardier, Inc. - Class B	578,605	0.2
23,621	Boralex, Inc. - Class A	524,645	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Canada (continued)
21,100	Canaccord Genuity Group, Inc.	$129,330	0.0
21,200	Cascades, Inc.	135,787	0.1
20,349 (1)	Celestica, Inc.	1,736,293	0.5
25,939	Centerra Gold, Inc.	173,667	0.1
55,978	CES Energy Solutions Corp.	246,878	0.1
4,742 (1)	Chorus Aviation, Inc.	64,082	0.0
3,354	Colliers International Group, Inc.	400,367	0.1
12,900	Computer Modelling Group Ltd.	74,391	0.0
5,500 (1)	Coveo Solutions, Inc.	24,496	0.0
1,600 (1)	Docebo, Inc.	50,115	0.0
12,116	DREAM Unlimited Corp. - Class A	167,072	0.1
112,250	Dundee Precious Metals, Inc.	1,471,317	0.5
19,650	Enerflex Ltd.	128,567	0.0
24,154	Enghouse Systems Ltd.	438,893	0.1
15,600 (1)	Ensign Energy Services, Inc.	20,369	0.0
8,505	EQB, Inc.	587,996	0.2
3,700	Evertz Technologies Ltd.	29,442	0.0
10,508	Exco Technologies Ltd.	43,447	0.0
38,000	Extendicare, Inc.	380,386	0.1
24,046	Fiera Capital Corp.	110,410	0.0
60,963	Finning International, Inc.	1,720,637	0.5
91,000 (1)	Fortuna Mining Corp.	567,677	0.2
11,194	Gildan Activewear, Inc.	515,853	0.2
130,660	Headwater Exploration, Inc.	530,753	0.2
3,614	High Arctic Energy Services, Inc.	2,281	0.0
5,700	High Liner Foods, Inc.	70,041	0.0
1,852	Information Services Corp.	35,842	0.0
4,044 (1)	Kinaxis, Inc.	546,054	0.2
800	Lassonde Industries, Inc. - Class A	120,273	0.0
1,600	Leon's Furniture Ltd.	26,694	0.0
14,637	Lundin Gold, Inc.	597,010	0.2
1,400	Maple Leaf Foods, Inc.	25,622	0.0
19,475	Martinrea International, Inc.	103,690	0.0
11,500	MEG Energy Corp.	161,330	0.1
2,200	Melcor Developments Ltd.	19,294	0.0
14,049	Methanex Corp.	440,241	0.1
1,400	Morguard Corp.	117,791	0.0
28,259	Mullen Group Ltd.	268,733	0.1
4,400	Neo Performance Materials, Inc.	35,778	0.0
5,200	North West Co., Inc.	208,588	0.1
60,244 (1)	NuVista Energy Ltd.	513,468	0.2
17,058	Paramount Resources Ltd. - Class A	193,644	0.1
25,315	Pason Systems, Inc.	201,624	0.1
23,900	PHX Energy Services Corp.	131,237	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Canada (continued)
2,200	Pollard Banknote Ltd.	$32,682	0.0
9,400 (1)	Precision Drilling Corp.	393,292	0.1
7,067 (1)	Repare Therapeutics, Inc.	9,682	0.0
26,034	Russel Metals, Inc.	755,375	0.2
68,963	Secure Waste Infrastructure Corp.	656,814	0.2
10,000	Sprott, Inc.	525,388	0.2
24,846 (1)	SSR Mining, Inc.	264,361	0.1
31,900	StorageVault Canada, Inc.	87,236	0.0
2,000	TECSYS, Inc.	61,483	0.0
10,900 (1)	Thinkific Labs, Inc.	18,343	0.0
40,700 (1)	Torex Gold Resources, Inc.	1,318,189	0.4
19,400	Total Energy Services, Inc.	124,680	0.0
28,600	Trican Well Service Ltd.	84,020	0.0
49,885	Vermilion Energy, Inc.	301,061	0.1
13,094	VersaBank	145,225	0.1
1,100	Wajax Corp.	14,067	0.0
17,500 (1)	Well Health Technologies Corp.	50,268	0.0
81,592	Whitecap Resources, Inc.	462,824	0.2
1,800	Winpak Ltd.	55,765	0.0
		23,241,053	7.2
	China: 1.4%
4,100	Acrobiosystems Co. Ltd. - Class A	27,113	0.0
25,000	Amoy Diagnostics Co. Ltd. - Class A	71,509	0.0
33,347 (1)	ATRenew, Inc., ADR	82,367	0.0
20,481 (1)	Baozun, Inc., ADR	53,455	0.0
102,800	Canny Elevator Co. Ltd. - Class A	102,567	0.0
449,900	Changjiang & Jinggong Steel Building Group Co. Ltd. - Class A	197,091	0.1
346,000	China Kepei Education Group Ltd.	58,983	0.0
127,600	China Leon Inspection Holding Ltd.	41,790	0.0
165,000	China Yongda Automobiles Services Holdings Ltd.	52,603	0.0
185,000	Edan Instruments, Inc. - Class A	297,269	0.1
108,000	Edvantage Group Holdings Ltd.	19,503	0.0
111,072 (1)(3)	Ever Reach Group Holdings Co. Ltd.	3,724	0.0
691,406	Fountain SET Holdings Ltd.	56,164	0.0
242,000	Harbin Electric Co. Ltd. - Class H	149,167	0.1
38,913	Hello Group, Inc., ADR	222,193	0.1
32,276 (1)	Henan Jinma Energy Co. Ltd. - Class H	2,164	0.0
49,900	Hunan Jiudian Pharmaceutical Co. Ltd. - Class A	109,813	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
396,000	Nexteer Automotive Group Ltd.	$265,453	0.1
39,266	Novogene Co. Ltd. - Class A	75,977	0.0
31,758	Pacific Online Ltd.	1,802	0.0
94,851 (1)	Road King Infrastructure Ltd.	10,262	0.0
14,200	Shanghai Action Education Technology Co. Ltd. - Class A	73,318	0.0
242,220	Sichuan Teway Food Group Co. Ltd. - Class A	374,182	0.1
321,180	Tang Palace China Holdings Ltd.	7,100	0.0
353,000	TCL Electronics Holdings Ltd.	445,909	0.2
300,213	Ten Pao Group Holdings Ltd.	62,461	0.0
140,400	Toly Bread Co. Ltd. - Class A	104,969	0.0
140,800	Tongdao Liepin Group	65,943	0.0
91,600	Vatti Corp. Ltd. - Class A	81,630	0.0
45,400	Wasu Media Holding Co. Ltd. - Class A	48,185	0.0
122,000 (1)	XD, Inc.	561,159	0.2
136,800	Xiamen Jihong Technology Co. Ltd. - Class A	259,375	0.1
319,000 (3)	Xiwang Special Steel Co. Ltd.	—	—
10,700	Yiren Digital Ltd., ADR	69,978	0.0
155,500	Yixintang Pharmaceutical Group Co. Ltd. - Class A	303,695	0.1
119,814	Zengame Technology Holding Ltd.	34,936	0.0
37,520 (1)	Zhihu, Inc., ADR	144,827	0.1
		4,538,636	1.4
	Côte d'Ivoire: 0.3%
34,458	Endeavour Mining PLC	930,799	0.3

	Denmark: 2.8%
8,450 (1)	ALK-Abello A/S	196,974	0.1
3,621 (1)	Ascendis Pharma A/S, ADR	617,163	0.2
23,023 (1)	Bavarian Nordic A/S	547,402	0.2
27,938	ISS A/S	701,005	0.2
8,308	Jyske Bank A/S, Reg	681,409	0.2
11,330 (1)(4)	Netcompany Group A/S	511,480	0.2
82 (1)	North Media A/S	454	0.0
15,985	Pandora A/S	2,379,575	0.7
1,801	Per Aarsleff Holding A/S	145,109	0.0
62,941	ROCKWOOL A/S - Class B	2,873,268	0.9
1,323	Skjern Bank	38,989	0.0
4,135	Sparekassen Sjaelland-Fyn A/S	178,706	0.1
		8,871,534	2.8
	Finland: 1.5%
30	Alandsbanken Abp - Class B	1,247	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Finland (continued)
4,809	Cargotec Oyj - Class B	$228,825	0.1
22,045	F-Secure Oyj	48,549	0.0
2,791 (1)	Incap Oyj	30,566	0.0
4,809	Kalmar Oyj - Class B	152,354	0.1
27,956	Konecranes Oyj	1,872,996	0.6
694	Olvi Oyj - Class A	26,022	0.0
35,682	Oriola Oyj - Class B	44,141	0.0
35,447	Orion Oyj - Class B	2,219,389	0.7
39	Ponsse Oyj	1,198	0.0
3	Relais Group Oyj	50	0.0
4,221	Scanfil Oyj	41,643	0.0
1,217	Vaisala Oyj - Class A	64,798	0.0
		4,731,778	1.5
	France: 7.4%
15,771	Accor SA	777,074	0.2
1,717	Alten SA	143,840	0.1
10,181	Arkema SA	774,015	0.2
21,348 (1)	Criteo SA, ADR	727,113	0.2
12,025	Eiffage SA	1,636,273	0.5
37,514	Elis SA	962,949	0.3
293	Esso SA Francaise	47,098	0.0
2,950	Fnac Darty SA	102,714	0.0
73,126	Forvia SE	564,877	0.2
1,265	Gaztransport Et Technigaz SA	206,198	0.1
4,792	GL Events	119,495	0.0
14,216	Ipsen SA	1,653,364	0.5
3,700	IPSOS	175,175	0.1
4,474	Kaufman & Broad SA	175,666	0.1
143,416	Klepierre SA	5,249,477	1.6
33,768 (4)	La Francaise des Jeux SAEM	1,203,630	0.4
5,950	Lectra	154,516	0.1
193,026 (1)	Louis Hachette Group	304,342	0.1
3,915	Mersen SA	83,908	0.0
698	Neurones	37,797	0.0
8,165	Opmobility	91,507	0.0
17,813	Renault SA	946,069	0.3
27,163	Rexel SA	754,686	0.2
446	Societe BIC SA	28,857	0.0
492	Societe LDC SADIR	42,694	0.0
4,032	Sopra Steria Group SACA	826,716	0.3
30,458	SPIE SA	1,492,824	0.5
1,221 (1)	Synergie SE	42,188	0.0
50,896	Technip Energies NV	1,736,780	0.5
4,747	Teleperformance	520,532	0.2
2,455	Television Francaise 1 SA	23,459	0.0
29,511 (1)	Ubisoft Entertainment SA	347,708	0.1
1,947	Unibail-Rodamco-Westfield	164,823	0.1
38,549	Valeo	382,836	0.1
36,230 (1)	Vallourec SA	669,630	0.2
240	Vetoquinol SA	20,278	0.0
4,204	Vicat SACA	235,396	0.1
1,155	Virbac SA	407,215	0.1
365	Wendel SE	35,889	0.0
		23,869,608	7.4

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany: 6.4%
83,352 (1)	Aroundtown SA	$249,023	0.1
1,910	Atoss Software AG	287,123	0.1
12,557	Bechtle AG	535,715	0.2
316	Bijou Brigitte AG	15,178	0.0
5,452	Bilfinger SE	463,692	0.1
11,478	CTS Eventim AG & Co. KGaA	1,359,993	0.4
1,227	Deutsche EuroShop AG	26,883	0.0
75,328	Deutsche Lufthansa AG	541,280	0.2
16,145	Duerr AG	382,214	0.1
866 (4)	DWS Group GmbH & Co. KGaA	45,589	0.0
4,814	Ernst Russ AG	30,266	0.0
18,870	Evonik Industries AG	424,062	0.1
2,712	Fielmann AG	154,109	0.1
1,411	flatexDEGIRO AG	37,133	0.0
27,535	Freenet AG	1,144,990	0.4
1,995	Friedrich Vorwerk Group SE	136,221	0.0
2,374	GEA Group AG	154,879	0.1
4,078	GFT Technologies SE	115,175	0.0
2,629	Hochtief AG	497,394	0.2
3,455	Hornbach Holding AG & Co. KGaA	388,988	0.1
667	HUGO BOSS AG	27,820	0.0
1,828	Indus Holding AG	51,497	0.0
9,048 (1)	Ionos SE	301,831	0.1
2,741	KION Group AG	116,646	0.0
750	Krones AG	109,626	0.0
13,440	Nemetschek SE	1,785,970	0.6
27,019 (1)	Nordex SE	505,885	0.2
32,887	ProSiebenSat.1 Media SE	229,509	0.1
2,163	Rational AG	1,855,926	0.6
14,609 (4)	Scout24 SE	1,741,053	0.5
949	Stroeer SE & Co. KGaA	56,666	0.0
15,257	SUSS MicroTec SE	587,489	0.2
61,826 (1)	TAG Immobilien AG	1,006,585	0.3
46,974 (1)(4)	TeamViewer SE	721,648	0.2
136,581	thyssenkrupp AG	1,566,345	0.5
9,724 (1)	Trivago NV, ADR	40,452	0.0
86,965 (1)	TUI AG	669,151	0.2
2,191	Wuestenrot & Wuerttembergische AG	35,245	0.0
61,353 (1)(4)	Zalando SE	2,240,381	0.7
		20,639,632	6.4
	Greece: 0.1%
2,201	Kri-Kri Milk Industry SA	37,999	0.0
3,638	Piraeus Port Authority SA	162,792	0.1
29,864 (1)	StealthGas, Inc.	160,668	0.0
7,911	Thrace Plastics Holding and Co.	34,010	0.0
		395,469	0.1
	Guatemala: 0.2%
21,162	Millicom International Cellular SA	730,935	0.2

	Guernsey: 0.1%
20,758	Super Group SGHC Ltd.	168,555	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Hong Kong: 0.6%
204,478	Build King Holdings Ltd.	$29,722	0.0
80,000	Computer & Technologies Holdings Ltd.	15,297	0.0
1,703	Computime Group Ltd.	88	0.0
134,500 (4)	Crystal International Group Ltd.	78,414	0.0
232,000 (1)	Hop Fung Group Holdings Ltd.	2,692	0.0
102,000	IVD Medical Holding Ltd.	23,016	0.0
14,087	Johnson Electric Holdings Ltd.	25,664	0.0
159,500	Kerry Properties Ltd.	374,575	0.1
33,822	Lung Kee Bermuda Holdings	5,887	0.0
223,367 (1)	Midland Holdings Ltd.	28,466	0.0
1,211,244	Singamas Container Holdings Ltd.	94,944	0.1
3,031,176 (1)	Tongda Group Holdings Ltd.	29,313	0.0
496,000	United Laboratories International Holdings Ltd.	888,864	0.3
175,138	Vedan International Holdings Ltd.	14,001	0.0
15,840 (1)	Wai Kee Holdings Ltd.	1,246	0.0
261,500	Yue Yuen Industrial Holdings Ltd.	375,435	0.1
		1,987,624	0.6
	Hungary: 0.1%
7,686	Richter Gedeon Nyrt	233,106	0.1

	India: 0.1%
25,620 (3)	Geodesic Ltd.	—	—
21,379 (3)	Varun Industries Ltd.	—	—
19,034	Zensar Technologies Ltd.	162,825	0.1
		162,825	0.1
	Indonesia: 0.1%
874,500 (1)	Alam Sutera Realty Tbk PT	6,743	0.0
1,323,800 (1)	Bank Pembangunan Daerah Jawa Timur Tbk PT	41,469	0.0
406,900 (1)	Champ Resto Indonesia Tbk PT	17,977	0.0
672,600	IMC Pelita Logistik Tbk PT	14,965	0.0
24,432 (1)	Indo-Rama Synthetics Tbk PT	3,400	0.0
1,208,900	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	43,331	0.0
2,860,600 (1)	Media Nusantara Citra Tbk PT	45,216	0.0
270,721 (1)	Mitrabahtera Segara Sejati Tbk PT	18,836	0.0
2,195,300 (1)	TBS Energi Utama Tbk PT	53,187	0.1
		245,124	0.1
	Ireland: 0.2%
7,057 (1)	Amarin Corp. PLC, ADR	75,934	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Ireland (continued)
3,717 (2)	COSMO Pharmaceuticals NV	$215,563	0.1
82,760	Dalata Hotel Group PLC	474,398	0.1
		765,895	0.2
	Israel: 0.8%
4,917 (1)	Brainsway Ltd., ADR	42,630	0.0
62,556 (1)	Cognyte Software Ltd.	613,049	0.2
148,417 (1)(2)	El Al Israel Airlines	453,639	0.2
3,770 (1)	Gilat Satellite Networks Ltd.	23,902	0.0
16,078	Isracard Ltd.	75,715	0.0
2,327	Ituran Location and Control Ltd.	83,632	0.0
6,554 (2)	Meitav Investments Ltd.	34,917	0.0
19,950 (1)	Nexxen International Ltd.	198,104	0.1
1,916 (1)	RADCOM Ltd.	23,088	0.0
17,629 (1)	Radware Ltd.	420,628	0.1
199,511 (1)	Taboola.com Ltd.	588,557	0.2
		2,557,861	0.8
	Italy: 6.5%
701,865	A2A SpA	1,785,030	0.6
8,581	ACEA SpA	201,590	0.1
26,863 (1)	Aquafil SpA	38,161	0.0
28,228	Arnoldo Mondadori Editore SpA	68,593	0.0
5,271	Avio SpA	114,553	0.0
21,404	Azimut Holding SpA	594,798	0.2
15,906	Banca Generali SpA	943,666	0.3
10,355	Banca IFIS SpA	259,457	0.1
100,896	Banca Monte dei Paschi di Siena SpA	853,255	0.3
83,971	Banca Popolare di Sondrio SpA	1,052,229	0.3
99,223	BPER Banca	805,897	0.3
3,902	Brunello Cucinelli SpA	440,534	0.1
29,200	Buzzi Unicem SpA	1,530,167	0.5
135,364 (1)	CIR SpA-Compagnie Industriali	89,808	0.0
38,420	Coca-Cola HBC AG - Class DI	2,000,662	0.6
25,026	d'Amico International Shipping SA	92,815	0.0
5,249	Danieli & C Officine Meccaniche SpA	142,065	0.0
18,332	Datalogic SpA	88,469	0.0
22,475	De' Longhi SpA	695,529	0.2
4,310	DiaSorin SpA	492,533	0.2
7,433 (2)	Digital Value SpA	153,670	0.1
17,635	Fiera Milano SpA	102,544	0.0
5,025	Fila SpA	65,351	0.0
254,754	Hera SpA	1,206,063	0.4
336,235	Iren SpA	959,927	0.3
107,544	Iveco Group NV	1,718,131	0.5
29,723	Lottomatica Group SpA	677,500	0.2
5,540	Maire Tecnimont SpA	59,835	0.0
89,554	MFE-MediaForEurope NV - Class A	325,733	0.1
8,240	Orsero SpA	122,284	0.0
8,355	Piquadro SpA	18,551	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Italy (continued)
32,204 (4)	RAI Way SpA	$220,353	0.1
4,919	Reply SpA	878,186	0.3
30,746 (2)	Salvatore Ferragamo SpA	192,635	0.1
6,660	SOL SpA	303,677	0.1
22 (1)	Somec SpA	288	0.0
6,625 (4)	Technogym SpA	89,523	0.0
57,261	Unipol Gruppo SpA	1,027,073	0.3
140,804	Webuild SpA	510,846	0.2
		20,921,981	6.5
	Japan: 20.9%
14,600	77 Bank Ltd.	457,576	0.2
27,500	ABC-Mart, Inc.	511,445	0.2
9,200	Adastria Co. Ltd.	187,974	0.1
3,600	Ad-sol Nissin Corp.	25,458	0.0
5,800	Adways, Inc.	10,751	0.0
12,300	AEON Financial Service Co. Ltd.	101,782	0.0
12,600	Aichi Financial Group, Inc.	241,419	0.1
9,100	Aichi Steel Corp.	536,360	0.2
786	Aichi Tokei Denki Co. Ltd.	10,820	0.0
7,900	Aida Engineering Ltd.	49,024	0.0
700	Ain Holdings, Inc.	26,981	0.0
1,000	Aiphone Co. Ltd.	17,603	0.0
3,400	Airtrip Corp.	22,465	0.0
10,300	Aisan Industry Co. Ltd.	139,206	0.1
5,400	AIT Corp.	66,354	0.0
2,900	Akatsuki, Inc.	70,709	0.0
1,900	Akita Bank Ltd.	32,524	0.0
1,200	Alpha Systems, Inc.	27,455	0.0
3,600	AlphaPolis Co. Ltd.	32,148	0.0
5,100	Amano Corp.	148,492	0.1
1,800	Amiyaki Tei Co. Ltd.	18,059	0.0
6,300	Anest Iwata Corp.	49,240	0.0
29,200	Anicom Holdings, Inc.	121,891	0.1
30,600	Anritsu Corp.	305,891	0.1
19,600	Anycolor, Inc.	505,362	0.2
3,900	AOKI Holdings, Inc.	34,751	0.0
8,000	Arealink Co. Ltd.	123,071	0.1
1,000	Argo Graphics, Inc.	35,355	0.0
2,000	Artience Co. Ltd.	41,273	0.0
5,900	Artner Co. Ltd.	77,732	0.0
9,800	Asahi Diamond Industrial Co. Ltd.	50,661	0.0
2,600	ASAHI YUKIZAI Corp.	68,148	0.0
1,400	ASKA Pharmaceutical Holdings Co. Ltd.	22,836	0.0
26,800	ASKUL Corp.	285,246	0.1
12,500	Atrae, Inc.	61,513	0.0
4,400	Aucnet, Inc.	38,293	0.0
10,500	Autobacs Seven Co. Ltd.	108,964	0.1
16,600	Avant Group Corp.	206,973	0.1
6,700	Avex, Inc.	61,821	0.0
9,200	Awa Bank Ltd.	176,876	0.1
6,400	Axial Retailing, Inc.	48,685	0.0
66,200	Azbil Corp.	570,068	0.2
6,000	Bando Chemical Industries Ltd.	62,715	0.0
1,500	Bank of Iwate Ltd.	30,645	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
1,700	Bank of Saga Ltd.	$25,996	0.0
5,000	Bank of the Ryukyus Ltd.	37,949	0.0
1,000	Belc Co. Ltd.	49,517	0.0
4,100	Bunka Shutter Co. Ltd.	58,697	0.0
5,200	Business Brain Showa-Ota, Inc.	98,344	0.0
3,600	Business Engineering Corp.	95,941	0.0
6,000	Central Automotive Products Ltd.	71,079	0.0
6,500	Central Glass Co. Ltd.	135,994	0.1
1,500	Central Security Patrols Co. Ltd.	28,312	0.0
1,300	Chiyoda Integre Co. Ltd.	24,670	0.0
2,200	Chuetsu Pulp & Paper Co. Ltd.	23,417	0.0
4,100	Chugoku Marine Paints Ltd.	59,551	0.0
2,100	CMC Corp.	22,051	0.0
14,600	Comture Corp.	170,597	0.1
5,500	Copro-Holdings Co. Ltd.	64,436	0.0
1,800	Core Corp.	22,278	0.0
5,300	Cosmos Initia Co. Ltd.	45,314	0.0
4,400	Create SD Holdings Co. Ltd.	93,748	0.0
43,600	Credit Saison Co. Ltd.	1,018,188	0.3
6,600	Creek & River Co. Ltd.	71,523	0.0
7,700	CTS Co. Ltd.	43,191	0.0
37,500	Curves Holdings Co. Ltd.	181,666	0.1
6,300	Cybozu, Inc.	130,670	0.1
75,800	Daicel Corp.	645,222	0.2
52,400	Daido Steel Co. Ltd.	394,830	0.1
2,700	Daihatsu Diesel Manufacturing Co. Ltd.	34,069	0.0
7,600	Dai-Ichi Cutter Kogyo KK	73,802	0.0
1,400	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	29,659	0.0
2,700	Daito Pharmaceutical Co. Ltd.	39,359	0.0
5,715	Daitron Co. Ltd.	127,860	0.1
2,400	Daiwa Industries Ltd.	27,491	0.0
3,100	Densan System Holdings Co. Ltd.	54,210	0.0
11,100	Dentsu Soken, Inc.	486,092	0.2
30,600	Dexerials Corp.	359,522	0.1
4,900	Digital Arts, Inc.	242,517	0.1
6,600	Digital Hearts Holdings Co. Ltd.	45,810	0.0
4,400	Digital Information Technologies Corp.	75,246	0.0
6,700	dip Corp.	97,354	0.0
9,900	Doshisha Co. Ltd.	155,158	0.1
6,300	Double Standard, Inc.	65,623	0.0
7,100	Doutor Nichires Holdings Co. Ltd.	132,987	0.1
22,382	DTS Corp.	636,586	0.2
39,100	Ebara Corp.	587,352	0.2
6,600	Ebase Co. Ltd.	24,671	0.0
1,500	Eco's Co. Ltd./Japan	25,608	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
15,300	eGuarantee, Inc.	$189,785	0.1
3,600	Ehime Bank Ltd.	26,268	0.0
27,000	Eiken Chemical Co. Ltd.	419,754	0.1
6,800	EM Systems Co. Ltd.	35,856	0.0
19,400	en Japan, Inc.	222,759	0.1
26,000	Enigmo, Inc.	53,244	0.0
4,700	Entrust, Inc.	28,287	0.0
119	ERI Holdings Co. Ltd.	1,805	0.0
4,400	eSOL Co. Ltd.	17,466	0.0
3,600	Fast Fitness Japan, Inc.	37,532	0.0
17,100	Food & Life Cos. Ltd.	632,789	0.2
5,000	Forum Engineering, Inc.	36,616	0.0
2,400	FTGroup Co. Ltd.	18,373	0.0
1,700	Fudo Tetra Corp.	27,786	0.0
1,900	Fuji Corp./Aichi	28,255	0.0
3,700	Fuji Corp./Miyagi	49,982	0.0
6,800	Fuji Pharma Co. Ltd.	65,256	0.0
2,300	Fuji Seal International, Inc.	41,067	0.0
7,900	Fujikura Kasei Co. Ltd.	26,355	0.0
9,000	Fujimi, Inc.	117,803	0.1
4,100	Fujimori Kogyo Co. Ltd.	113,691	0.1
2,200	Fukuda Denshi Co. Ltd.	93,367	0.0
3,000	Fukushima Galilei Co. Ltd.	60,201	0.0
7,900	FULLCAST Holdings Co. Ltd.	88,437	0.0
2,000	Funai Soken Holdings, Inc.	31,974	0.0
9,200	Furuno Electric Co. Ltd.	163,936	0.1
15,500	Furyu Corp.	101,283	0.0
5,200	Fuso Pharmaceutical Industries Ltd.	87,472	0.0
7,300	Futaba Corp.	25,981	0.0
8,500	Futaba Industrial Co. Ltd.	47,039	0.0
16,700	Future Corp.	210,573	0.1
17,400	Fuyo General Lease Co. Ltd.	485,538	0.2
13,200	Gakken Holdings Co. Ltd.	93,088	0.0
3,500	Gamecard-Joyco Holdings, Inc.	55,811	0.0
3,200	Gecoss Corp.	26,139	0.0
3,000	GLOBERIDE, Inc.	39,339	0.0
14,000	Glory Ltd.	246,508	0.1
1,500	GMO GlobalSign Holdings KK	23,293	0.0
6,500	GMO internet group, Inc.	152,849	0.1
6,000	Greens Co. Ltd.	96,949	0.0
26,300	GS Yuasa Corp.	461,957	0.2
13,900	GungHo Online Entertainment, Inc.	294,132	0.1
2,600	Hanwa Co. Ltd.	86,203	0.0
12,600	Heiwa Corp.	196,129	0.1
16,700	Hennge KK	200,638	0.1
6,800	Hiday Hidaka Corp.	148,201	0.1
1,400	Hioki EE Corp.	55,822	0.0
6,800	HIS Co. Ltd.	81,042	0.0
10,100	Hisamitsu Pharmaceutical Co., Inc.	306,464	0.1
58,400	Hitachi Zosen Corp.	374,575	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
4,000	Hito Communications Holdings, Inc.	$26,353	0.0
1,600	Hochiki Corp.	27,384	0.0
4,400	Hodogaya Chemical Co. Ltd.	45,886	0.0
24,500	Hokkaido Gas Co. Ltd.	95,756	0.0
2,400	Hokkan Holdings Ltd.	30,551	0.0
1,600	Hokuhoku Financial Group, Inc.	28,695	0.0
6,800	Horiba Ltd.	464,793	0.2
5,900	Hyakugo Bank Ltd.	28,600	0.0
10,300	Hyakujushi Bank Ltd.	239,241	0.1
6,200	IBJ, Inc.	28,335	0.0
19,100	Ichikoh Industries Ltd.	52,594	0.0
3,100	ID Holdings Corp.	42,688	0.0
1,700	IDEA Consultants, Inc.	34,786	0.0
1,700	I'll, Inc.	27,697	0.0
6,000	IMAGICA GROUP, Inc.	23,971	0.0
2,200	Inaba Seisakusho Co. Ltd.	26,197	0.0
62,000	INFRONEER Holdings, Inc.	528,817	0.2
1,325	Invincible Investment Corp.	547,633	0.2
2,100	ISB Corp.	19,905	0.0
7,200	ITmedia, Inc.	78,058	0.0
900	Itochu-Shokuhin Co. Ltd.	60,823	0.0
9,400	Itoki Corp.	118,212	0.1
4,300	IwaiCosmo Holdings, Inc.	63,003	0.0
2,580	Iwaki Co. Ltd.	43,819	0.0
44,400	J Trust Co. Ltd.	121,772	0.1
8,400	JAC Recruitment Co. Ltd.	48,835	0.0
2,000	Japan Aviation Electronics Industry Ltd.	32,038	0.0
16,000	Japan Lifeline Co. Ltd.	171,312	0.1
16,500	Japan Medical Dynamic Marketing, Inc.	64,545	0.0
18,000	Japan System Techniques Co. Ltd.	236,424	0.1
13,600	JBCC Holdings, Inc.	114,090	0.1
7,100	JCR Pharmaceuticals Co. Ltd.	24,749	0.0
2,400	JCU Corp.	52,999	0.0
17,100	Jeol Ltd.	549,957	0.2
2,800	JFE Systems, Inc.	31,099	0.0
1,200	JINS Holdings, Inc.	75,256	0.0
6,600	JK Holdings Co. Ltd.	47,078	0.0
1,900	JM Holdings Co. Ltd.	32,730	0.0
4,400	J-Oil Mills, Inc.	63,177	0.0
5,500	J-Stream, Inc.	15,911	0.0
8,200	Juroku Financial Group, Inc.	277,382	0.1
3,700	Justsystems Corp.	88,551	0.0
400	JUTEC Holdings Corp.	2,887	0.0
16,800	JVCKenwood Corp.	125,380	0.1
243	Kamei Corp.	3,268	0.0
11,500	Kanamic Network Co. Ltd.	33,663	0.0
3,600	Kanamoto Co. Ltd.	80,719	0.0
25,300	Kandenko Co. Ltd.	501,511	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
13,900	Kaneka Corp.	$339,705	0.1
4,300	Kato Sangyo Co. Ltd.	150,436	0.1
5,700	Kato Works Co. Ltd.	47,651	0.0
4,800	KAWADA TECHNOLOGIES, Inc.	108,916	0.1
5,300	KEIWA, Inc.	34,170	0.0
34,000	Keiyo Bank Ltd.	198,149	0.1
267	Kenedix Office Investment Corp.	278,045	0.1
3,000	Kenko Mayonnaise Co. Ltd.	40,213	0.0
1,200	KFC Ltd.	11,293	0.0
4,520	Kimura Unity Co. Ltd.	24,536	0.0
20,900	Kinden Corp.	540,981	0.2
2,200	Kitagawa Corp.	19,124	0.0
5,300	Kita-Nippon Bank Ltd.	113,521	0.1
11,100	Kitz Corp.	84,655	0.0
2,000 (1)	KNT-CT Holdings Co. Ltd.	16,491	0.0
4,000	Koike Sanso Kogyo Co. Ltd.	33,591	0.0
2,800	Komatsu Wall Industry Co. Ltd.	34,807	0.0
2,500	Komeri Co. Ltd.	53,242	0.0
4,500	Komori Corp.	40,076	0.0
2,300	Konishi Co. Ltd.	18,069	0.0
2,000	Konoike Transport Co. Ltd.	36,719	0.0
6,500	KPP Group Holdings Co. Ltd.	29,722	0.0
16,400	K's Holdings Corp.	157,063	0.1
1,100	Kurimoto Ltd.	36,421	0.0
3,100	Kuriyama Holdings Corp.	28,518	0.0
4,400	Kyodo Printing Co. Ltd.	32,773	0.0
2,200	Kyowa Electronic Instruments Co. Ltd.	7,736	0.0
5,100	Kyushu Leasing Service Co. Ltd.	37,404	0.0
74,600	LIFULL Co. Ltd.	79,171	0.0
3,400	Lintec Corp.	65,038	0.0
36,200	Lion Corp.	443,702	0.2
9,500	M&A Capital Partners Co. Ltd.	182,799	0.1
5,900	Maezawa Industries, Inc.	58,056	0.0
1,500	Makiya Co. Ltd.	10,897	0.0
13,100	Management Solutions Co. Ltd.	177,376	0.1
1,600	MarkLines Co. Ltd.	25,591	0.0
1,300	Maruzen Showa Unyu Co. Ltd.	54,658	0.0
22,200	Marvelous, Inc.	73,645	0.0
12,800	Matching Service Japan Co. Ltd.	81,596	0.0
2,100	Matsuoka Corp.	26,749	0.0
1,400	Max Co. Ltd.	41,289	0.0
8,000	Maxell Ltd.	98,054	0.0
217,500	Mebuki Financial Group, Inc.	1,062,733	0.3
4,500	Media Do Co. Ltd.	55,102	0.0
6,900	Medical System Network Co. Ltd.	22,682	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
6,000	Megmilk Snow Brand Co. Ltd.	$110,326	0.1
22,600	Meidensha Corp.	620,878	0.2
2,000	Meiji Electric Industries Co. Ltd.	21,547	0.0
17,800	MEITEC Group Holdings, Inc.	365,355	0.1
3,400	Melco Holdings, Inc.	49,207	0.0
3,400	Members Co. Ltd.	27,475	0.0
3,400	Milbon Co. Ltd.	64,651	0.0
4,000	Mimaki Engineering Co. Ltd.	40,564	0.0
9,600	Mitani Sangyo Co. Ltd.	23,540	0.0
15,800	Mito Securities Co. Ltd.	59,122	0.0
5,200	Mitsuba Corp.	30,536	0.0
33,700	Mitsubishi Gas Chemical Co., Inc.	513,469	0.2
3,600	Mitsubishi Kakoki Kaisha Ltd.	32,043	0.0
3,100	Mitsubishi Shokuhin Co. Ltd.	116,054	0.1
16,600	Mitsui Mining & Smelting Co. Ltd.	451,304	0.2
1,100	Miyazaki Bank Ltd.	24,292	0.0
2,400	Mizuho Medy Co. Ltd.	25,331	0.0
5,400	Mizuno Corp.	96,375	0.0
23,700	Morinaga Milk Industry Co. Ltd.	563,174	0.2
1,400	Moriroku Holdings Co. Ltd.	21,600	0.0
4,900	Morita Holdings Corp.	73,114	0.0
7,300	m-up Holdings, Inc.	96,504	0.0
2,000	Murakami Corp.	77,656	0.0
4,300	Musashino Bank Ltd.	95,295	0.0
1,900	Mutoh Holdings Co. Ltd.	37,256	0.0
2,000	Nachi-Fujikoshi Corp.	42,815	0.0
7,800	Nakanishi, Inc.	101,832	0.0
10,287	Nakano Corp./Tokyo	57,669	0.0
9,300	Nanto Bank Ltd.	254,712	0.1
2,400	Nanyo Corp.	19,882	0.0
2,900	NEOJAPAN, Inc.	31,359	0.0
58,300	NHK Spring Co. Ltd.	647,904	0.2
3,000	Nicca Chemical Co. Ltd.	27,790	0.0
5,200	Nichiban Co. Ltd.	74,414	0.0
4,400	Nihon Chouzai Co. Ltd.	90,765	0.0
3,200	Nihon Denkei Co. Ltd.	43,041	0.0
1,600	Nihon Falcom Corp.	13,680	0.0
8,200	Nihon Kohden Corp.	99,052	0.0
2,700	Nihon Trim Co. Ltd.	77,743	0.0
405	Nippon Accommodations Fund, Inc.	330,388	0.1
1,700	Nippon Concept Corp.	20,630	0.0
1,400	Nippon Dry-Chemical Co. Ltd.	41,059	0.0
23,300	Nippon Electric Glass Co. Ltd.	533,122	0.2
31,600	Nippon Express Holdings, Inc.	564,309	0.2
6,800	Nippon Kayaku Co. Ltd.	64,067	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
7,100	Nippon Light Metal Holdings Co. Ltd.	$74,024	0.0
32,900	Nippon Paper Industries Co. Ltd.	254,369	0.1
7,500	Nippon Shinyaku Co. Ltd.	193,383	0.1
13,000	Nippon Thompson Co. Ltd.	44,356	0.0
66,878	Niraku GC Holdings, Inc.	1,518	0.0
54,818	Nissan Tokyo Sales Holdings Co. Ltd.	187,375	0.1
1,800	Nissei ASB Machine Co. Ltd.	57,332	0.0
8,531	Nisshin Group Holdings Co. Ltd.	30,550	0.0
23,300	Nisshinbo Holdings, Inc.	139,281	0.1
13,900	Nisso Holdings Co. Ltd.	67,142	0.0
113,100	Nissui Corp.	687,901	0.2
13,900	Nitto Boseki Co. Ltd.	369,425	0.1
5,300	Nitto Kogyo Corp.	111,263	0.1
13,000	Nitto Seiko Co. Ltd.	53,857	0.0
3,400 (2)	NJS Co. Ltd.	98,487	0.0
3,400	Nojima Corp.	61,185	0.0
11,000	Nomura Co. Ltd.	66,403	0.0
7,200	Noritz Corp.	88,534	0.0
2,900	NSD Co. Ltd.	68,273	0.0
2,100	NSW, Inc./Japan	45,588	0.0
8,500	Ogaki Kyoritsu Bank Ltd.	137,944	0.1
1,600	OIE Sangyo Co. Ltd.	22,131	0.0
4,600	Oiles Corp.	68,824	0.0
1,300	Oita Bank Ltd.	31,029	0.0
14,300	Okabe Co. Ltd.	88,904	0.0
1,000	Okamoto Industries, Inc.	35,254	0.0
5,400	Okinawa Financial Group, Inc.	93,669	0.0
4,600	Okuwa Co. Ltd.	29,361	0.0
8,300	Onward Holdings Co. Ltd.	33,608	0.0
4,700 (1)	Optim Corp.	21,525	0.0
12,000	Optorun Co. Ltd.	119,282	0.1
7,800	Oro Co. Ltd.	130,605	0.1
1,600	Osaka Organic Chemical Industry Ltd.	26,968	0.0
5,800	Osaki Electric Co. Ltd.	34,520	0.0
22,200	PAL GROUP Holdings Co. Ltd.	610,829	0.2
5,400	PALTAC Corp.	149,751	0.1
12,000	Paramount Bed Holdings Co. Ltd.	193,301	0.1
45,400	Park24 Co. Ltd.	643,237	0.2
16,000	Parker Corp.	89,612	0.0
2,200	PCA Corp.	28,237	0.0
5,700	Pegasus Co. Ltd.	18,949	0.0
3,000	Pickles Holdings Co. Ltd.	19,465	0.0
14,900	Pilot Corp.	415,877	0.1
5,100	Pola Orbis Holdings, Inc.	46,823	0.0
10,900	Pole To Win Holdings, Inc.	27,491	0.0
2,100	PR Times Corp.	33,448	0.0
33,800	Prestige International, Inc.	158,712	0.1
5,500	Procrea Holdings, Inc.	62,904	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
100	Pronexus, Inc.	$854	0.0
10,900	QB Net Holdings Co. Ltd.	84,744	0.0
5,200	Qol Holdings Co. Ltd.	83,618	0.0
7,800	Raito Kogyo Co. Ltd.	145,076	0.1
3,600	Rasa Industries Ltd.	69,195	0.0
60,300	Resorttrust, Inc.	620,578	0.2
3,800	Retail Partners Co. Ltd.	36,531	0.0
2,400	Rheon Automatic Machinery Co. Ltd.	19,552	0.0
11,500	Riken Technos Corp.	80,819	0.0
6,100	Riken Vitamin Co. Ltd.	106,418	0.0
8,200	Riso Kagaku Corp.	70,167	0.0
3,200	Roland Corp.	71,038	0.0
111,900	Round One Corp.	694,604	0.2
4,500	Sac's Bar Holdings, Inc.	26,326	0.0
1,000	Saison Information Systems Co. Ltd.	12,571	0.0
2,300	Saizeriya Co. Ltd.	74,143	0.0
6,100	Sakata INX Corp.	79,171	0.0
1,500	Sakata Seed Corp.	34,673	0.0
2,000	San ju San Financial Group, Inc.	32,162	0.0
5,900	Sangetsu Corp.	119,999	0.1
5,900	Sanko Gosei Ltd.	25,219	0.0
63,600	Sankyo Co. Ltd.	968,027	0.3
3,038	Sankyo Frontier Co. Ltd.	40,866	0.0
1,600 (1)	Sansan, Inc.	21,858	0.0
2,400	Sansei Technologies, Inc.	21,245	0.0
18,100	Sansha Electric Manufacturing Co. Ltd.	102,452	0.0
66,000	Santen Pharmaceutical Co. Ltd.	668,474	0.2
46,700	Sanwa Holdings Corp.	1,532,820	0.5
700	Sanyo Denki Co. Ltd.	48,107	0.0
1,800	Sanyo Shokai Ltd.	34,751	0.0
45,700	Sawai Group Holdings Co. Ltd.	658,511	0.2
1,900	Saxa Holdings, Inc.	40,229	0.0
9,900	Scroll Corp.	71,201	0.0
6,600	Sekisui Kasei Co. Ltd.	15,135	0.0
2,100	SEMITEC Corp.	26,221	0.0
46,500	Senko Group Holdings Co. Ltd.	552,773	0.2
16,300	SERAKU Co. Ltd.	163,302	0.1
12,200	Seria Co. Ltd.	247,686	0.1
2,100 (1)	Serverworks Co. Ltd.	34,480	0.0
1,900	Shibaura Machine Co. Ltd.	47,966	0.0
1,100	Shibuya Corp.	23,882	0.0
7,600	Shikoku Bank Ltd.	63,188	0.0
2,800	Shimadaya Corp.	36,673	0.0
9,500	Shimizu Bank Ltd.	93,721	0.0
1,071	Shimojima Co. Ltd.	9,256	0.0
4,200 (2)	Shin Maint Holdings Co. Ltd.	22,681	0.0
6,100	Shinmaywa Industries Ltd.	57,481	0.0
4,300	Shinnihonseiyaku Co. Ltd.	72,154	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
9,300	Ship Healthcare Holdings, Inc.	$134,920	0.1
31,600	SIGMAXYZ Holdings, Inc.	231,612	0.1
24,600	SMS Co. Ltd.	227,992	0.1
7,700	Softcreate Holdings Corp.	105,879	0.0
400	Software Service, Inc.	35,245	0.0
11,138	Soken Chemical & Engineering Co. Ltd.	118,386	0.1
8,100	Solasto Corp.	25,026	0.0
4,600	Soliton Systems KK	40,281	0.0
2,400	Sprix, Inc.	16,255	0.0
3,300	Star Micronics Co. Ltd.	37,844	0.0
3,200	Startia Holdings, Inc.	47,285	0.0
2,600	St-Care Holding Corp.	14,077	0.0
2,700	Strike Co. Ltd.	55,538	0.0
18,500	Sumitomo Bakelite Co. Ltd.	430,142	0.2
13,500	Sumitomo Forestry Co. Ltd.	388,722	0.1
49,000 (1)	Sumitomo Pharma Co. Ltd.	270,470	0.1
4,800	Sumitomo Riko Co. Ltd.	54,894	0.0
1,800	Sumitomo Seika Chemicals Co. Ltd.	60,030	0.0
5,300	Sun Frontier Fudousan Co. Ltd.	72,530	0.0
14,600 (1)	Sun*, Inc.	57,808	0.0
3,200	Sun-Wa Technos Corp.	47,406	0.0
3,400	Suzuken Co. Ltd./Aichi Japan	122,834	0.1
12,700	SWCC Corp.	577,121	0.2
2,200	System Research Co. Ltd.	27,023	0.0
4,200	System Support, Inc.	59,127	0.0
1,100	T. RAD Co. Ltd.	29,535	0.0
2,690	Tachikawa Corp.	28,271	0.0
20,900	Taiheiyo Cement Corp.	562,740	0.2
1,600	Taisei Lamick Co. Ltd.	27,759	0.0
8,500	Takaoka Toko Co. Ltd.	136,702	0.1
7,200	Takara & Co. Ltd.	174,470	0.1
1,500	Takasago International Corp.	70,459	0.0
14,100	Takeuchi Manufacturing Co. Ltd.	441,363	0.2
7,500	Tanseisha Co. Ltd.	54,448	0.0
9,100	TechMatrix Corp.	129,953	0.1
800	Techno Medica Co. Ltd.	10,145	0.0
27,700	TechnoPro Holdings, Inc.	617,699	0.2
2,900	Teikoku Electric Manufacturing Co. Ltd.	56,726	0.0
2,200	Temairazu, Inc.	54,612	0.0
4,500	TKC Corp.	126,842	0.1
8,839	TOA ROAD Corp.	94,506	0.0
3,700	Tocalo Co. Ltd.	42,617	0.0
41,500	Tochigi Bank Ltd.	93,999	0.0
2,700	Togami Electric Manufacturing Co. Ltd.	65,489	0.0
48,700	Toho Bank Ltd.	120,122	0.1
55,400	Tohoku Electric Power Co., Inc.	398,135	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
1,300	Tokyo Kiraboshi Financial Group, Inc.	$51,388	0.0
12,700	Tokyo Seimitsu Co. Ltd.	708,700	0.2
36,300	Tokyo Tatemono Co. Ltd.	650,798	0.2
105,800	Tokyu Fudosan Holdings Corp.	741,004	0.2
11,100	Toli Corp.	37,953	0.0
32,700	TOMONY Holdings, Inc.	125,304	0.1
2,600	Topre Corp.	31,768	0.0
2,500	Topy Industries Ltd.	36,237	0.0
5,700	Toshiba TEC Corp.	107,439	0.0
6,600	Tosho Co. Ltd.	25,391	0.0
1,400	Totetsu Kogyo Co. Ltd.	30,895	0.0
13,600	Towa Bank Ltd.	58,368	0.0
13,500	Towa Pharmaceutical Co. Ltd.	250,504	0.1
3,700	Toyo Denki Seizo KK	35,744	0.0
12,300	Toyo Engineering Corp.	58,073	0.0
3,200	Toyo Kanetsu KK	79,509	0.0
11,900	Toyo Suisan Kaisha Ltd.	769,285	0.3
36,700	Toyo Tire Corp.	686,172	0.2
32,300	Toyoda Gosei Co. Ltd.	620,214	0.2
2,500	TPR Co. Ltd.	37,232	0.0
9,000	Transcosmos, Inc.	196,662	0.1
6,900	Trusco Nakayama Corp.	102,941	0.0
36,700	Tsubakimoto Chain Co.	445,844	0.2
2,400	Tsubakimoto Kogyo Co. Ltd.	36,372	0.0
7,100	Tsugami Corp.	87,462	0.0
7,300	Tsukada Global Holdings, Inc.	27,325	0.0
18,900	Tsumura & Co.	568,343	0.2
7,800	TYK Corp./Tokyo	26,857	0.0
11,800	Ubicom Holdings, Inc.	105,320	0.0
1,100	Uchida Yoko Co. Ltd.	60,176	0.0
1,900	ULS Group, Inc.	66,028	0.0
8,800	Ulvac, Inc.	298,449	0.1
5,500	Unipres Corp.	38,643	0.0
1,500	UNIRITA, Inc.	19,868	0.0
12,300	United Arrows Ltd.	194,171	0.1
11,200 (2)	UNITED, Inc./Japan	54,747	0.0
3,300	V Technology Co. Ltd.	46,510	0.0
7,600	Valor Holdings Co. Ltd.	132,974	0.1
10,500	ValueCommerce Co. Ltd.	59,652	0.0
8,000	Vector, Inc.	49,753	0.0
1,185	Vertex Corp./Japan	16,012	0.0
7,500	Vision, Inc./Tokyo Japan	67,598	0.0
900 (1)	Visional, Inc.	54,449	0.0
2,724	Vital KSK Holdings, Inc.	25,075	0.0
14,200	VT Holdings Co. Ltd.	50,249	0.0
600	WDB coco Co. Ltd.	14,370	0.0
4,900 (1)	Wealth Management, Inc./ Tokyo	34,863	0.0
4,600	WingArc1st, Inc.	122,936	0.1
3,400	Wowow, Inc.	24,484	0.0
3,500	Xebio Holdings Co. Ltd.	31,930	0.0
4,100	YAKUODO Holdings Co. Ltd.	58,259	0.0
8,000	YAMABIKO Corp.	119,721	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
3,500	Yamagata Bank Ltd.	$31,523	0.0
75,000	Yamaguchi Financial Group, Inc.	886,075	0.3
17,800	Yokowo Co. Ltd.	152,530	0.1
900	Yorozu Corp.	6,456	0.0
3,000	Yossix Holdings Co. Ltd.	58,379	0.0
3,400	Yushin Precision Equipment Co. Ltd.	15,184	0.0
4,700	Yutaka Giken Co. Ltd.	71,239	0.0
7,100	Zenrin Co. Ltd.	59,753	0.0
16,700	ZIGExN Co. Ltd.	51,963	0.0
		67,190,903	20.9
	Jordan: 0.3%
30,475	Hikma Pharmaceuticals PLC	807,570	0.3

	Liechtenstein: 0.0%
1,145	Liechtensteinische Landesbank AG	105,157	0.0

	Luxembourg: 0.2%
12,633	APERAM SA	367,588	0.1
6,859	Eurofins Scientific SE	432,846	0.1
		800,434	0.2
	Malaysia: 0.2%
249,300	CCK Consolidated Holdings BHD	75,611	0.0
2,194	CSC Steel Holdings Bhd	581	0.0
825,500	Datasonic Group Bhd	66,124	0.0
608,500	Hibiscus Petroleum Bhd	218,745	0.1
220,500	Leong Hup International Bhd	31,937	0.0
405,700	Malayan Flour Mills Bhd	47,443	0.0
60,000	Media Chinese International Ltd.	1,617	0.0
3,414	MKH Oil Palm East Kalimantan Bhd	491	0.0
347,500 (1)	Nam Cheong Ltd.	154,931	0.1
196,600	Spritzer BHD	72,899	0.0
2,046	Uchi Technologies Bhd	1,462	0.0
100,400	Wasco Bhd	21,443	0.0
		693,284	0.2
	Malta: 0.0%
3,219	Kambi Group PLC	35,306	0.0

	Mauritius: 0.0%
24,398	Capital Ltd.	21,980	0.0

	Mexico: 0.3%
67,871	Fresnillo PLC	909,641	0.3

	Netherlands: 2.5%
21,571	Aegon Ltd.	138,701	0.0
10,905	Arcadis NV	528,795	0.2
18,230	ASR Nederland NV	1,150,291	0.4
5,525	BE Semiconductor Industries NV	598,378	0.2
3,658	Brunel International NV	38,589	0.0
8,606 (4)	Euronext NV	1,438,467	0.5
1,503	Flow Traders Ltd.	44,502	0.0
40,184	Fugro NV	471,262	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Netherlands (continued)
19,015 (1)	Havas NV	$31,632	0.0
37,802	JDE Peet's NV	915,144	0.3
258,307	Koninklijke BAM Groep NV	1,749,717	0.5
551	Nedap NV	38,014	0.0
11,930	NN Group NV	731,552	0.2
2,219	Van Lanschot Kempen NV	129,562	0.0
		8,004,606	2.5
	New Zealand: 0.4%
234,909	a2 Milk Co. Ltd.	1,228,958	0.4
100,098	Air New Zealand Ltd.	34,486	0.0
51,430	SKY Network Television Ltd.	75,457	0.0
		1,338,901	0.4
	Norway: 0.2%
29,187	ABG Sundal Collier Holding ASA	18,376	0.0
170	Bouvet ASA	1,306	0.0
35,185	MPC Container Ships ASA	51,746	0.0
65,478 (1)	SATS ASA	236,021	0.1
1,938	SpareBank 1 Nord Norge	25,907	0.0
2,721	Sparebank 1 Oestlandet	45,314	0.0
3,785	Sparebanken More	36,382	0.0
2,084	Wilh Wilhelmsen Holding ASA - Class A	77,724	0.1
		492,776	0.2
	Papua New Guinea: 0.0%
52,912	Kina Securities Ltd.	37,790	0.0

	Peru: 0.1%
41,854	Ferreycorp SAA	34,140	0.0
6,391	Intercorp Financial Services, Inc.	216,463	0.1
		250,603	0.1
	Philippines: 0.0%
17,390	Ginebra San Miguel, Inc.	89,044	0.0
575,200	RL Commercial REIT, Inc.	66,937	0.0
		155,981	0.0
	Poland: 0.6%
10,832 (2)	Arctic Paper SA	43,948	0.0
19,769	Asseco Poland SA	816,311	0.3
1,875	Asseco South Eastern Europe SA	29,862	0.0
1,206	BNPP Bank Polska SA	33,750	0.0
116,962 (1)	Enea SA	442,659	0.1
13,444	LiveChat Software SA	192,643	0.1
3,848 (1)	Rainbow Tours SA	147,108	0.1
102 (1)	Stalprodukt SA	6,987	0.0
3,626 (1)(2)	TEN Square Games SA	91,703	0.0
5,026	Wittchen SA	27,042	0.0
		1,832,013	0.6
	Portugal: 0.0%
3,552	Altri SGPS SA	24,437	0.0
56,765	Sonae SGPS SA	72,088	0.0
		96,525	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Qatar: 0.0%
49,295	Medicare Group	$61,873	0.0

	Singapore: 0.7%
23,400	Centurion Corp. Ltd.	22,564	0.0
29,800	CSE Global Ltd.	9,552	0.0
314,847	IGG, Inc.	151,684	0.1
416,300	Keppel DC REIT	688,746	0.2
1,710,000 (1)	Keppel Pacific Oak US REIT	340,680	0.1
114,100	Pacific Century Regional Developments Ltd.	36,691	0.0
52,600	Samudera Shipping Line Ltd.	33,454	0.0
196,600	Sembcorp Industries Ltd.	994,436	0.3
22,700	Sing Holdings Ltd.	5,909	0.0
19,950	Sing Investments & Finance Ltd.	16,344	0.0
31,892	Tai Sin Electric Ltd.	9,767	0.0
		2,309,827	0.7
	South Africa: 0.1%
7,602	Astral Foods Ltd.	70,694	0.1
1,246	Karooooo Ltd.	53,092	0.0
34,649	Life Healthcare Group Holdings Ltd.	27,252	0.0
57,087	Pan African Resources PLC	33,817	0.0
49,231	Stor-Age Property REIT Ltd.	39,878	0.0
53,688	Sylvania Platinum Ltd.	33,271	0.0
		258,004	0.1
	South Korea: 4.6%
11,090	AfreecaTV Co. Ltd.	639,875	0.2
3,302	Ahnlab, Inc.	155,957	0.1
1,307	AK Holdings, Inc.	9,907	0.0
2,285 (1)	Anapass, Inc.	31,253	0.0
2	ASIA Holdings Co. Ltd.	367	0.0
4,710	Asia Paper Manufacturing Co. Ltd.	22,893	0.0
10,795	Baiksan Co. Ltd.	107,964	0.0
2,033 (1)	Cafe24 Corp.	85,737	0.0
1,603	CJ Freshway Corp.	27,376	0.0
20,425	Classys, Inc.	923,567	0.3
10,119	Com2uSCorp	280,134	0.1
1,631	Cuckoo Holdings Co. Ltd.	27,881	0.0
7,057 (1)	D&C Media Co. Ltd.	88,155	0.0
20,803	Dae Hyun Co. Ltd.	28,742	0.0
2,978	Daihan Pharmaceutical Co. Ltd.	55,304	0.0
2,024	Daou Technology, Inc.	30,913	0.0
12,297 (1)	Devsisters Co. Ltd.	341,907	0.1
11,558	DGB Financial Group, Inc.	83,569	0.0
3,892	DL E&C Co. Ltd.	118,958	0.1
4,561 (3)	DMS Co. Ltd.	20,310	0.0
1,584	Dongwon F&B Co. Ltd.	41,070	0.0
3,519 (1)	DoubleDown Interactive Co. Ltd., ADR	33,325	0.0
6,437	DoubleUGames Co. Ltd.	255,416	0.1
935	E1 Corp.	40,732	0.0
10,199	E-MART, Inc.	656,135	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
9,403 (1)	EM-Tech Co. Ltd.	$80,660	0.0
6,002	Eugene Technology Co. Ltd.	143,760	0.1
8,077	Eusu Holdings Co. Ltd.	31,520	0.0
1,300	Fursys, Inc.	41,010	0.0
26	Gabia, Inc.	403	0.0
9,983	Golfzon Newdin Holdings Co. Ltd.	32,806	0.0
4,417 (1)	Gravity Co. Ltd., ADR	264,578	0.1
21,215	H.PIO Co. Ltd.	38,876	0.0
56,561 (1)	Hanwha General Insurance Co. Ltd.	162,161	0.1
4,150	Hanyang Securities Co. Ltd.	39,067	0.0
1,555	HD Hyundai Electric Co. Ltd.	338,407	0.1
2,243 (1)	Hugel, Inc.	574,754	0.2
1,628	Hyosung Heavy Industries Corp.	563,079	0.2
3,782	Hyundai Livart Furniture Co. Ltd.	19,328	0.0
13,635	Hyundai Rotem Co. Ltd.	1,074,698	0.4
5,757	HyVision System, Inc.	64,213	0.0
2,040	IDIS Holdings Co. Ltd.	12,810	0.0
8,332	Iljin Holdings Co. Ltd.	22,391	0.0
1,942	Intelligent Digital Integrated Security Co. Ltd.	22,564	0.0
14,580	IsuPetasys Co. Ltd.	329,193	0.1
28,970	JB Financial Group Co. Ltd.	348,076	0.1
24,824 (1)	Jin Air Co. Ltd.	155,672	0.1
16,512 (1)	JoyCity Corp.	19,056	0.0
4,796	KC Tech Co. Ltd./New	88,391	0.0
8,626	Kolmar Korea Co. Ltd.	460,994	0.2
396	KPX Chemical Co. Ltd.	12,503	0.0
35,244	KTCS Corp.	68,546	0.0
14,160	LEENO Industrial, Inc.	359,615	0.1
73	LF Corp.	764	0.0
7,130 (1)	LOT Vacuum Co. Ltd.	43,898	0.0
673	LOTTE Fine Chemical Co. Ltd.	16,439	0.0
3,276	LOTTE Himart Co. Ltd.	17,374	0.0
1,941	LX Hausys Ltd.	39,384	0.0
4,160	LX Semicon Co. Ltd.	158,329	0.1
2,831	Maeil Dairies Co. Ltd.	73,415	0.0
11,730	Mcnex Co. Ltd.	197,633	0.1
2,411	MegaStudy Co. Ltd.	18,080	0.0
1,618	MegaStudyEdu Co. Ltd.	54,574	0.0
8,615	Modetour Network, Inc.	68,078	0.0
3,086	NeoPharm Co. Ltd.	29,853	0.0
613	NEOWIZ HOLDINGS Corp.	9,058	0.0
40,749	NHN KCP Corp.	220,813	0.1
2,214	NICE Holdings Co. Ltd.	17,527	0.0
206	Nice Information & Telecommunication, Inc.	2,693	0.0
13,277	NICE Information Service Co. Ltd.	120,564	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
6,191	NOROO Paint & Coatings Co. Ltd.	$36,170	0.0
3,140	PHA Co. Ltd.	21,864	0.0
3,503	PharmaResearch Co. Ltd.	927,837	0.3
16,472	Poongsan Corp.	655,222	0.2
19,256	PSK, Inc.	241,544	0.1
3,023	Rayence Co. Ltd.	14,397	0.0
87,913 (3)	S&C Engine Group Ltd.	—	—
1,737	S-1 Corp.	77,419	0.0
8,006	Sam Young Electronics Co. Ltd.	59,971	0.0
2,446	Sambo Corrugated Board Co. Ltd.	14,045	0.0
3,060	Samchully Co. Ltd.	197,316	0.1
2,982	Sammok S-Form Co. Ltd.	44,118	0.0
24,567	Samsung Engineering Co. Ltd.	332,179	0.1
1,134	Samyang Holdings Corp.	49,081	0.0
121	SeAH Holdings Corp.	7,834	0.0
19,401	Sebang Co. Ltd.	155,757	0.1
1,306	Seoul City Gas Co. Ltd.	46,737	0.0
7,707 (1)	Seoul Semiconductor Co. Ltd.	36,083	0.0
8,661	Seoyon Co. Ltd.	45,301	0.0
6,535 (1)	SHIFT UP Corp.	247,536	0.1
1,735 (1)	SJ Group Co. Ltd.	5,280	0.0
731	SPC Samlip Co. Ltd.	32,618	0.0
1,330	Spigen Korea Co. Ltd.	24,677	0.0
23,993	STIC Investments, Inc.	167,110	0.1
1,953 (1)	Suprema, Inc.	44,565	0.0
126	Taekwang Industrial Co. Ltd.	67,106	0.0
24,076 (1)	Tongyang Life Insurance Co. Ltd.	103,514	0.0
3,472	Ubiquoss, Inc.	18,351	0.0
5,491	Uju Electronics Co. Ltd.	105,868	0.0
2,342	Unid Co. Ltd.	144,697	0.1
2,678	Vitzrocell Co. Ltd.	44,990	0.0
3,416	Wins Co. Ltd.	27,829	0.0
4,222	WiSoL Co. Ltd.	20,331	0.0
2,677	Wonik Materials Co. Ltd.	38,034	0.0
33,775 (1)	Wysiwyg Studios Co. Ltd.	30,177	0.0
9,027	Zeus Co. Ltd.	82,146	0.0
		14,732,758	4.6
	Spain: 2.1%
6,577	Atresmedia Corp. de Medios de Comunicacion SA	41,520	0.0
181,365	Bankinter SA	2,112,708	0.7
22,955	Cia de Distribucion Integral Logista Holdings SA	784,792	0.2
1,331	Construcciones y Auxiliar de Ferrocarriles SA	65,056	0.0
33,089	Indra Sistemas SA	1,055,005	0.3
346	Laboratorios Farmaceuticos Rovi SA	20,284	0.0
332,773	Mapfre SA	1,184,670	0.4

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain (continued)
10,604	Melia Hotels International SA	$76,977	0.0
78,269	Merlin Properties Socimi SA	887,592	0.3
7,389	Naturhouse Health SAU	14,758	0.0
3,639	Pharma Mar SA	308,265	0.1
137,039 (4)	Unicaja Banco SA	261,203	0.1
		6,812,830	2.1
	Sweden: 3.8%
7,513	AddLife AB - Class B	142,575	0.1
18,022	AFRY AB	312,221	0.1
10,943	Alleima AB	86,038	0.0
17,284	Alligo AB - Class B	197,350	0.1
3,231 (4)	Ambea AB	39,032	0.0
10,765	Arjo AB - Class B	36,063	0.0
69,678	Avanza Bank Holding AB	2,315,413	0.7
5,556	Bahnhof AB - Class B	31,636	0.0
3,895	Beijer Alma AB	81,023	0.0
14,518	Betsson AB - Class B	253,906	0.1
21,163 (1)	BHG Group AB	50,570	0.0
52,571	Billerud Aktiebolag	554,731	0.2
9,294	BioGaia AB - Class B	98,937	0.0
6,335	Biotage AB	92,219	0.0
16,738 (4)	Bravida Holding AB	159,493	0.1
102,505	Bredband2 i Skandinavien AB	23,013	0.0
7,235	Bufab AB	299,044	0.1
20,135	Byggmax Group AB	99,438	0.0
1,308 (1)(2)	Camurus AB	84,061	0.0
2 (1)	Careium AB	6	0.0
1,849	Cellavision AB	38,642	0.0
3,712	Clas Ohlson AB - Class B	105,154	0.0
31,583 (4)	Dometic Group AB	113,864	0.1
23,222 (1)	Electrolux AB - Class B	144,974	0.1
23,332	Electrolux Professional AB - Class B	135,188	0.1
1,265	Ependion AB	15,103	0.0
26,180	Fagerhult Group AB	113,147	0.1
2,964	G5 Entertainment AB	39,977	0.0
4,336 (1)(4)	Hoist Finance AB	38,926	0.0
16,981	Instalco AB	47,080	0.0
3,411	Investment AB Oresund	41,425	0.0
5,626	Inwido AB	119,230	0.1
4,657	Lagercrantz Group AB - Class B	106,114	0.0
756	Lime Technologies AB	30,517	0.0
17,472	Loomis AB	727,210	0.2
637 (1)(2)	Medcap AB	28,735	0.0
10,648	Mycronic AB	425,185	0.1
39,577	NCC AB - Class B	736,823	0.2
53,527 (1)	Net Insight AB - Class B	16,206	0.0
4,929	Nolato AB - Class B	27,694	0.0
7,287	Paradox Interactive AB	142,868	0.1
103,775	Ratos AB - Class B	354,163	0.1
5,165	RaySearch Laboratories AB	139,854	0.1
1,538	Rejlers AB	28,547	0.0
8,007	Rusta AB	66,032	0.0
22,256	Rvrc Holding AB	115,484	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Sweden (continued)
8,136	Scandi Standard AB	$74,130	0.0
4,979 (4)	Scandic Hotels Group AB	38,753	0.0
3,184	SkiStar AB	55,144	0.0
3,204	Solid Forsakring AB	25,558	0.0
202,249 (1)	Stillfront Group AB	103,692	0.0
515,157	Storskogen Group AB - Class B	678,733	0.2
15,537 (1)	Storytel AB	134,373	0.1
7,521	Systemair AB	64,407	0.0
12,096 (4)	Thule Group AB	275,715	0.1
9,488 (1)	Tobii Dynavox AB	85,451	0.0
91,328	Truecaller AB - Class B	687,286	0.2
3,629	VBG Group AB - Class B	101,588	0.0
2,229	Volati AB	27,456	0.0
69,864	Wihlborgs Fastigheter AB	724,655	0.2
16,089	Zinzino AB - Class B	282,344	0.1
		12,214,196	3.8
	Switzerland: 7.0%
10,434 (1)	AC Immune SA	18,051	0.0
34,468	Accelleron Industries AG	1,850,396	0.6
360	ALSO Holding AG	109,946	0.0
330 (2)	Autoneum Holding AG	49,458	0.0
1,506 (1)	Basilea Pharmaceutica AG, Reg	80,708	0.0
1,491	Belimo Holding AG	1,266,846	0.4
9,930	BKW AG	1,990,839	0.6
1,161	Bucher Industries AG, Reg	501,464	0.2
95	Burckhardt Compression Holding AG	64,590	0.0
558	Burkhalter Holding AG	83,009	0.0
207	Cembra Money Bank AG	24,987	0.0
258	Cie Financiere Tradition SA - Class BR	68,227	0.0
1,203	Comet Holding AG, Reg	310,588	0.1
10,809	DKSH Holding AG	796,293	0.3
16,837	Dufry AG, Reg	767,225	0.2
1,840	Flughafen Zurich AG, Reg	463,648	0.2
147	Forbo Holding AG, Reg	141,040	0.0
9,149 (4)	Galenica AG	958,291	0.3
3,697	Helvetia Holding AG	815,549	0.3
1,124	Hiag Immobilien Holding AG	136,222	0.0
663	Huber + Suhner AG, Reg	58,339	0.0
3,490	Inficon Holding AG	370,316	0.1
8,946	International Workplace Group PLC	22,150	0.0
336	Kardex Holding AG	84,646	0.0
31,413	Logitech International SA	2,387,077	0.7
1,720 (4)	Medacta Group SA	279,223	0.1
737	Mikron Holding AG, Reg	14,310	0.0
34,776 (1)	On Holding AG - Class A	1,673,073	0.5
47	Phoenix Mecano AG	24,205	0.0
7,215	PSP Swiss Property AG, Reg	1,284,780	0.4
2,802	R&S Group Holding AG	67,373	0.0
1,139 (1)(4)	Sensirion Holding AG	88,261	0.0
5,233	Siegfried Holding AG	623,023	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Switzerland (continued)
6,438 (1)	Sportradar Group AG - Class A	$148,782	0.1
6,653	Sulzer AG, Reg	1,126,089	0.4
3,418	Swissquote Group Holding SA, Reg	1,764,362	0.6
1,442	Tecan Group AG, Reg	280,843	0.1
20,431	Temenos AG	1,463,481	0.5
429	u-blox Holding AG	43,482	0.0
293	Vaudoise Assurances Holding SA	213,770	0.1
684	VZ Holding AG	141,141	0.0
487	V-ZUG Holding AG	41,010	0.0
		22,697,113	7.0
	Taiwan: 1.2%
40,000 (1)	ACES Electronic Co. Ltd.	60,308	0.0
45,000	Arcadyan Technology Corp.	332,999	0.1
5,000	ASROCK, Inc.	27,531	0.0
20,000	Cenra, Inc.	21,693	0.0
22,000	Channel Well Technology Co. Ltd.	49,920	0.0
62,000	CviLux Corp.	90,860	0.0
50,000	Darfon Electronics Corp.	59,424	0.0
38,000	Ennoconn Corp.	319,599	0.1
71,000	Everlight Electronics Co. Ltd.	170,295	0.1
19,000	Fitipower Integrated Technology, Inc.	130,428	0.1
70,000	FocalTech Systems Co. Ltd.	136,167	0.1
25,000	FY Group Ltd.	53,703	0.0
61,661 (1)	General Interface Solution Holding Ltd.	90,472	0.0
15,000	Global Lighting Technologies, Inc.	21,096	0.0
26,000	Global Mixed Mode Technology, Inc.	180,389	0.1
28,343	Himax Technologies, Inc., ADR	200,527	0.1
25,000	Holtek Semiconductor, Inc.	31,853	0.0
18,000	ITE Technology, Inc.	73,225	0.0
20,000	Lida Holdings Ltd.	12,704	0.0
11,000	Lumax International Corp. Ltd.	32,753	0.0
8,000	MacroWell OMG Digital Entertainment Co. Ltd.	19,456	0.0
62,000	Pixart Imaging, Inc.	416,204	0.2
77,000	Primax Electronics Ltd.	179,903	0.1
7,000	Raydium Semiconductor Corp.	71,184	0.0
19,000	Rich Honour International Designs Co. Ltd.	35,368	0.0
125,000 (1)	Sunplus Technology Co. Ltd.	83,905	0.0
16,000	Sunrex Technology Corp.	26,334	0.0
45,000	Syscom Computer Engineering Co.	89,753	0.0
26,000	Taiwan FU Hsing Industrial Co. Ltd.	38,580	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
88,000	Taiwan Surface Mounting Technology Corp.	$281,988	0.1
7,000	Tofu Restaurant Co. Ltd.	47,692	0.0
64,000	Ton Yi Industrial Corp.	36,240	0.0
7,000	Topview Optronics Corp.	16,706	0.0
36,000	Ubright Optronics Corp.	91,701	0.0
84,000	UDE Corp.	215,240	0.1
19,000	Weblink International, Inc.	31,450	0.0
		3,777,650	1.2
	Thailand: 0.4%
206,600	Advanced Information Technology PCL	25,616	0.0
272,200	Food Moments PCL	35,982	0.0
86,700	Kiatnakin Phatra Bank PCL	130,003	0.1
166,000	MC Group PCL	50,190	0.0
184,700	Ratchaphruek Hospital PCL	30,410	0.0
132,800	Regional Container Lines PCL	91,173	0.0
69,600	Somboon Advance Technology PCL	24,169	0.0
1,906,800 (2)	Star Petroleum Refining PCL	311,222	0.1
17,700 (2)	Thai Stanley Electric PCL	115,619	0.0
1,186,500	Thaifoods Group PCL	190,091	0.1
24,129 (1)	Valeura Energy, Inc.	131,619	0.1
39,300	Zen Corp. Group PCL	7,118	0.0
		1,143,212	0.4
	Ukraine: 0.0%
46,862 (1)	Ferrexpo PLC	36,946	0.0

	United Arab Emirates: 0.4%
240,373	Alef Education Holding PLC	61,522	0.0
231,217 (1)	Amlak Finance PJSC	53,047	0.0
25,524	Commercial Bank of Dubai PSC	64,359	0.0
787,622	Dana Gas PJSC	159,771	0.1
307,328 (1)	Islamic Arab Insurance Co.	33,468	0.0
348,006 (1)	RAK Properties PJSC	120,536	0.0
450,728	Sharjah Islamic Bank	306,817	0.1
58,169 (1)(2)	Yalla Group Ltd., ADR	446,156	0.2
		1,245,676	0.4
	United Kingdom: 8.6%
3,480	4imprint Group PLC	159,396	0.1
12,301	AG Barr PLC	113,824	0.0
12,352	AJ Bell PLC	70,298	0.0
3,372	Alpha Group International PLC	123,444	0.0
4,660	Anglo-Eastern Plantations PLC	47,358	0.0
9,959	Animalcare Group PLC	31,323	0.0
81,416	Babcock International Group PLC	877,073	0.3
131,391	Balfour Beatty PLC	803,633	0.3
140,448	Barratt Developments PLC	875,575	0.3

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
99,938	Beazley PLC	$1,184,126	0.4
5,310 (1)	Bicycle Therapeutics PLC, ADR	45,454	0.0
6,697	Breedon Group PLC	38,431	0.0
139,287	British Land Co. PLC	732,765	0.2
10,920	Bytes Technology Group PLC	74,257	0.0
23,327	Central Asia Metals PLC	47,689	0.0
7,956 (2)	Cerillion PLC	174,948	0.1
6,446	Chesnara PLC	22,121	0.0
13,547 (4)	CMC Markets PLC	43,781	0.0
2,109	Cohort PLC	38,829	0.0
13,207	Computacenter PLC	427,159	0.1
214,252 (4)	ConvaTec Group PLC	744,877	0.2
76,177	Costain Group PLC	111,876	0.0
9,220	Cranswick PLC	638,121	0.2
507,524 (1)	Currys PLC	752,168	0.2
5,547	DCC PLC	362,538	0.1
244,152 (1)(4)	Deliveroo PLC	554,421	0.2
57,070	dotdigital group PLC	63,131	0.0
65,645	Drax Group PLC	541,500	0.2
2,500 (1)	Eagle Eye Solutions Group PLC	13,327	0.0
66,426	easyJet PLC	440,405	0.1
6,676 (1)	Endava PLC, ADR	121,570	0.0
250,298 (1)	EnQuest PLC	45,699	0.0
9,640 (1)	Everplay Group PLC	34,430	0.0
9,755	FDM Group Holdings PLC	29,186	0.0
11,757	Foresight Group Holdings Ltd.	58,368	0.0
17,862 (4)	Forterra PLC	44,372	0.0
20,421	Foxtons Group PLC	16,135	0.0
7,555 (1)	Frontier Developments PLC	20,223	0.0
721	Fuller Smith & Turner PLC - Class A	5,413	0.0
1,030	Games Workshop Group PLC	212,120	0.1
3,379	Gamma Communications PLC	60,072	0.0
85,471 (1)	Gem Diamonds Ltd.	8,475	0.0
6,026	Global Ship Lease, Inc. - Class A	129,679	0.0
214,388	Harbour Energy PLC	438,150	0.1
992	Hargreaves Services PLC	8,110	0.0
13,311	Hill & Smith PLC	319,998	0.1
20,947	Hunting PLC	72,275	0.0
61,284	IG Group Holdings PLC	873,475	0.3
21,962	IMI PLC	521,217	0.2
52,487	Impax Asset Management Group PLC	107,025	0.0
44,520	Inchcape PLC	398,923	0.1
15,809	IntegraFin Holdings PLC	64,563	0.0
25,965	Intermediate Capital Group PLC	653,120	0.2
120,192	International Personal Finance PLC	224,003	0.1
137,142	Investec PLC - GBP	861,132	0.3
102,043	Investec PLC - ZAR	636,080	0.2

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
92,968	JET2 PLC	$1,967,331	0.6
5,458	Johnson Matthey PLC	93,972	0.0
112,851	Just Group PLC	212,856	0.1
19,639	Kainos Group PLC	191,175	0.1
20,768	Liontrust Asset Management PLC	91,436	0.0
243,531	LondonMetric Property PLC	624,827	0.2
24,278	Macfarlane Group PLC	33,591	0.0
15,400	Man Group PLC/Jersey	33,613	0.0
4,295	Marks & Spencer Group PLC	22,319	0.0
183,230 (1)	Marston's PLC	88,274	0.0
8,059 (1)	McBride PLC	15,492	0.0
31,691	Mears Group PLC	163,658	0.1
52,452	Mitie Group PLC	101,146	0.0
11,320	Moneysupermarket.com Group PLC	30,637	0.0
5,425	Morgan Sindall Group PLC	256,435	0.1
45,557	Next Fifteen Communications Group PLC	158,004	0.1
14,527	Ninety One PLC	28,827	0.0
29,638	Nomad Foods Ltd.	592,464	0.2
13,294	Norcros PLC	43,081	0.0
101,794	OSB Group PLC	647,025	0.2
40,963	Pagegroup PLC	147,739	0.1
77,708	Paragon Banking Group PLC	877,869	0.3
47,375 (1)	Playtech PLC	479,836	0.2
27,585	Polar Capital Holdings PLC	144,704	0.0
51,012	Rightmove PLC	503,800	0.2
24,951	RWS Holdings PLC	22,279	0.0
69,803	Severfield PLC	22,326	0.0
27,912	Softcat PLC	623,400	0.2
9,768	Spectris PLC	261,491	0.1
226,119	Speedy Hire PLC	59,245	0.0
85,075 (1)	Spirent Communications PLC	209,297	0.1
62,969	St James's Place PLC	793,742	0.3
10,629	SThree PLC	34,556	0.0
18,779 (1)	Synthomer PLC	20,597	0.0
1,478 (2)	TORM PLC - USD - Class A	24,483	0.0
43,954	TP ICAP Group PLC	150,935	0.1
108,054 (1)(4)	Trainline PLC	423,250	0.1
330,890	Tritax Big Box REIT PLC	632,953	0.2
23,768(1)(4)	Trustpilot Group PLC	71,272	0.0
63,624 (1)	Watkin Jones PLC	26,829	0.0
15,704	Weir Group PLC	473,372	0.2
43,682	Wickes Group PLC	110,608	0.0
41,751	XPS Pensions Group PLC	215,054	0.1
		27,843,461	8.6
	United States: 1.7%
12,000 (1)	Bausch Health Cos., Inc.	63,804	0.0
26,717 (1)	Carnival PLC, ADR	444,036	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
21,145	Civeo Corp.	$401,543	0.1
11,481 (1)	Fiverr International Ltd.	292,191	0.1
30,906 (1)	IMAX Corp.	751,943	0.2
63,372 (1)	Kiniksa Pharmaceuticals International PLC	1,709,143	0.5
26,704 (1)	MDA Space Ltd.	521,257	0.2
35,597	Navigator Holdings Ltd.	451,726	0.2
107,591 (1)	Riskified Ltd. - Class A	493,843	0.2
17,201 (4)	Signify NV	356,561	0.1
10,400 (1)	TELUS International CDA, Inc.	25,423	0.0
		5,511,470	1.7
	Total Common Stock
	(Cost $272,256,916)	315,145,012	97.9

EXCHANGE-TRADED FUNDS: 0.7%
12,852	iShares MSCI EAFE Small-Cap ETF	854,658	0.3
27,927	Vanguard FTSE Developed Markets ETF	1,476,500	0.4
		2,331,158	0.7
	Total Exchange-Traded Funds
	(Cost $2,229,985)	2,331,158	0.7

PREFERRED STOCK: 0.4%
	Germany: 0.4%
555	Einhell Germany AG	41,432	0.0
9,438	Fuchs Petrolub SE	473,246	0.2
11,928	Jungheinrich AG	433,496	0.2
88	KSB SE & Co. KGaA	80,081	0.0
182	STO SE & Co. KGaA	26,028	0.0
		1,054,283	0.4
	Total Preferred Stock
	(Cost $882,982)	1,054,283	0.4

RIGHT: —%
	Italy: —%
4,151 (3)	DiaSorin SpA	—	—
	Total Right
	(Cost $–)	—	—
	Total Long-Term Investments
	(Cost $275,369,883)	318,530,453	99.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 4.1%
	Repurchase Agreements: 0.6%
1,000,000 (5)	Citadel Securities LLC, Repurchase Agreement dated 04/30/2025, 4.460%, due 05/01/2025 (Repurchase Amount $1,000,122, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,020,126, due 05/15/25-02/15/55)	$1,000,000	0.3
878,565 (5)	NatWest Markets Securities, Inc., Repurchase Agreement dated 04/30/2025, 4.360%, due 05/01/2025 (Repurchase Amount $878,670, collateralized by various U.S. Government Securities, 0.000%-5.500%, Market Value plus accrued interest $896,136, due 06/03/25-02/15/46)	878,565	0.3
	Total Repurchase Agreements
	(Cost $1,878,565)	1,878,565	0.6

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 3.5%
11,358,833 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.230%
	(Cost $11,358,833)	$11,358,833	3.5
	Total Short-Term Investments
	(Cost $13,237,398)	13,237,398	4.1
	Total Investments in Securities
	(Cost $288,607,281)	$331,767,851	103.1
	Liabilities in Excess of Other Assets	(9,844,759)	(3.1)
	Net Assets	$321,923,092	100.0

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of April 30, 2025.

Percentage
Sector Diversification	of Net Assets
Industrials	21.9%
Financials	13.4
Information Technology	12.6
Consumer Discretionary	12.5
Materials	8.9
Health Care	7.4
Real Estate	5.8
Communication Services	5.2
Consumer Staples	4.5
Energy	3.1
Utilities	3.0
Exchange-Traded Funds	0.7
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$7,356,656	$9,225,181	$—	$16,581,837
Austria	—	366,201	—	366,201
Belgium	32,236	1,053,815	—	1,086,051
Brazil	700,022	—	—	700,022
Canada	23,241,053	—	—	23,241,053
China	779,709	3,755,203	3,724	4,538,636
Côte d'Ivoire	930,799	—	—	930,799
Denmark	2,357,454	6,514,080	—	8,871,534
Finland	93,937	4,637,841	—	4,731,778
France	3,860,142	20,009,466	—	23,869,608
Germany	2,521,710	18,117,922	—	20,639,632
Greece	361,459	34,010	—	395,469
Guatemala	730,935	—	—	730,935
Guernsey	168,555	—	—	168,555
Hong Kong	1,685,716	301,908	—	1,987,624
Hungary	—	233,106	—	233,106
India	—	162,825	—	162,825
Indonesia	113,779	131,345	—	245,124
Ireland	550,332	215,563	—	765,895
Israel	1,993,590	564,271	—	2,557,861
Italy	4,345,123	16,576,858	—	20,921,981
Japan	33,460,592	33,730,311	—	67,190,903
Jordan	—	807,570	—	807,570
Liechtenstein	105,157	—	—	105,157
Luxembourg	367,588	432,846	—	800,434
Malaysia	74,516	618,768	—	693,284
Malta	—	35,306	—	35,306
Mauritius	21,980	—	—	21,980
Mexico	909,641	—	—	909,641
Netherlands	647,977	7,356,629	—	8,004,606
New Zealand	109,943	1,228,958	—	1,338,901
Norway	421,555	71,221	—	492,776
Papua New Guinea	37,790	—	—	37,790
Peru	250,603	—	—	250,603
Philippines	155,981	—	—	155,981
Poland	29,862	1,802,151	—	1,832,013
Portugal	24,437	72,088	—	96,525
Qatar	61,873	—	—	61,873
Singapore	68,711	2,241,116	—	2,309,827
South Africa	147,432	110,572	—	258,004
South Korea	4,602,045	10,110,403	20,310	14,732,758
Spain	4,055,305	2,757,525	—	6,812,830
Sweden	1,610,027	10,604,169	—	12,214,196
Switzerland	5,290,180	17,406,933	—	22,697,113
Taiwan	200,527	3,577,123	—	3,777,650
Thailand	243,506	899,706	—	1,143,212
Ukraine	—	36,946	—	36,946
United Arab Emirates	479,624	766,052	—	1,245,676
United Kingdom	10,134,218	17,709,243	—	27,843,461
United States	5,511,470	—	—	5,511,470
Total Common Stock	120,845,747	194,275,231	24,034	315,145,012
Exchange-Traded Funds	2,331,158	—	—	2,331,158
Preferred Stock	433,496	620,787	—	1,054,283

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2025 (Unaudited) (continued)

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2025
Short-Term Investments	$11,358,833	$1,878,565	$—	$13,237,398
Total Investments, at fair value	$134,969,234	$196,774,583	$24,034	$331,767,851
Other Financial Instruments+
Forward Foreign Currency Contracts	—	122	—	122
Total Assets	$134,969,234	$196,774,705	$24,034	$331,767,973
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(7,513)	$—	$(7,513)
Total Liabilities	$—	$(7,513)	$—	$(7,513)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that signifiicant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2025, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:

						Unrealized
						Appreciation
Currency	Purchased	Currency	Sold	Counterparty	Settlement Date	(Depreciation)
USD	43,890	NOK	455,362	Bank of America N.A.	05/02/25	$119
EUR	38,192	USD	43,489	Bank of America N.A.	05/02/25	(224)
CHF	127,590	USD	154,862	Bank of America N.A.	05/02/25	(273)
USD	7,847	NOK	81,671	Bank of America N.A.	05/05/25	(3)
SGD	80,938	USD	61,997	Bank of America N.A.	05/05/25	(28)
SEK	1,432,325	USD	148,283	Bank of America N.A.	05/05/25	(93)
CHF	398,968	USD	484,342	Bank of America N.A.	05/05/25	(949)
EUR	1,213,593	USD	1,376,258	Bank of America N.A.	05/05/25	(1,440)
HKD	496,797	USD	64,066	Bank of America N.A.	05/06/25	(10)
EUR	15,610	USD	17,703	Bank of America N.A.	05/06/25	(20)
CHF	231,028	USD	280,827	Morgan Stanley Capital Services LLC	05/05/25	(912)
EUR	1,859,981	USD	2,110,576	State Street Bank and Trust Co.	05/05/25	(3,498)
USD	5,110	THB	170,586	The Bank of New York Mellon	05/02/25	3
CNY	768,199	USD	105,834	The Bank of New York Mellon	05/06/25	(63)
						$(7,391)

Currency Abbreviations:

CHF	—	Swiss Franc
CNY	—	Chinese Yuan
EUR	—	EU Euro
HKD	—	Hong Kong Sar Dollar
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$122
Total Asset Derivatives		$122

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$7,513
Total Liability Derivatives		$7,513

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$8,172
Total	$8,172

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(7,404)
Total	$(7,404)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2025:

	Bank of America N.A.	Morgan Stanley Capital Services LLC	State Street Bank and Trust Co.	The Bank of New York Mellon	Total
Assets:
Forward foreign currency contracts	$119	$—	$—	$3	$122
Total Assets	$119	$—	$—	$3	$122
Liabilities:
Forward foreign currency contracts	$3,040	$912	$3,498	$63	$7,513
Total Liabilities	$3,040	$912	$3,498	$63	$7,513
Net OTC derivative instruments by counterparty, at fair value	$(2,921)	$(912)	$(3,498)	$(60)	$(7,391)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$–
Net Exposure(1)	$(2,921)	$(912)	$(3,498)	$(60)	$(7,391)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2025 (Unaudited) (continued)

At April 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $291,647,108.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$58,295,926
Gross Unrealized Depreciation	(17,705,475)
Net Unrealized Appreciation	$40,590,451

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Bond Fund, Voya Global High Dividend Low Volatility Fund, and Voya Multi-Manager International Small Cap Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Voya Global Bond Fund and Voya Global High Dividend Low Volatility Fund, and Acadian Asset Management LLC and Victory Capital Management Inc., the sub-advisers to the Voya Multi-Manager International Small Cap Fund (the “Sub-Advisers”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. In addition, the Board considered the Voya Global Bond Fund’s investment performance compared to an additional performance peer group that is approved by the Board due to the investment structure or strategy of the Fund. With respect to the Voya Multi-Manager International Small Cap Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers.

Fee Schedules, Profitability, and Fall-out Benefits

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund/ both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Advisers, which are not affiliated with the Manager, because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the

Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Global Bond Fund

In considering whether to approve the renewal of the Contracts for Voya Global Bond Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the ten-year period,

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the third quintile for the year-to-date, one-year and five-year periods, and the fourth quintile for the three-year period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the third quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the second quintile.

Voya Global High Dividend Low Volatility Fund

In considering whether to approve the renewal of the Contracts for Voya Global High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date and three-year periods, the third quintile for the one-year period, and the fourth quintile for the five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and three-year periods, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; and (2) the impact of security selection on the Fund’s performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Voya Multi-Manager International Small Cap Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Small Cap Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year, five-year and ten-year periods and the second quintile for the year-to-date and one-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the fourth quintile; (b) the Fund's contractual management fee rate is ranked in the fourth quintile; and (c) the Fund's net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2025.

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

167703 (0425)

Semi-Annual Financial Statements and Other Information

April 30, 2025

Classes A, C, I, R, and W

■       Voya Multi-Manager Emerging Markets Equity Fund

■       Voya Multi-Manager International Equity Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Statements of Assets and Liabilities	1
Statements of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	7
Portfolios of Investments	19
Advisory and Sub-Advisory Contract Approval Discussion	40

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES AS OF April 30, 2025 (unaudited)

	Voya Multi- Manager Emerging Markets Equity Fund	Voya Multi- Manager International Equity Fund
ASSETS:
Investments in securities at fair value+*	$189,655,996	$517,636,415
Short-term investments at fair value†	2,846,535	12,187,977
Cash	–	8,176,371
Cash collateral for futures contracts	54,986	169,859
Foreign currencies at value‡	501,358	1,155,676
Receivables:
Investment securities and currencies sold	4,295,580	15,148,353
Fund shares sold	47,514	259,079
Dividends	424,683	2,396,616
Interest	30	3,683
Foreign tax reclaims	58,954	1,280,648
Variation margin on futures contracts	2,488	–
Unrealized appreciation on forward foreign currency contracts	3,952	5,866
Prepaid expenses	31,920	8,930
Reimbursement due from Investment Adviser	24,616	19,506
Other assets	14,322	19,992
Total assets	197,962,934	558,468,971
LIABILITIES:
Payable for investment securities and currencies purchased	2,269,365	17,978,902
Payable for fund shares redeemed	28,857	98,740
Payable upon receipt of securities loaned	1,808,440	6,787,686
Unrealized depreciation on forward foreign currency contracts	–	7,062
Variation margin payable on futures contracts	–	6,852
Payable for investment management fees	162,478	349,718
Payable for distribution and shareholder service fees	3,002	–
Payable to custodian due to bank overdraft	279,638	–
Payable to trustees under the deferred compensation plan (Note 6)	14,322	19,992
Payable for trustee fees	516	1,289
Payable for foreign capital gains tax	1,082,701	171,955
Payable for borrowings against line of credit (Note 9)	1,048,000	–
Payable for information statement costs (Note 6)	–	14,500
Other accrued expenses and liabilities	255,465	83,832
Total liabilities	6,952,784	25,520,528
NET ASSETS	$191,010,150	$532,948,443
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$263,313,067	$479,761,609
Total distributable earnings (loss)	(72,302,917)	53,186,834
NET ASSETS	$191,010,150	$532,948,443
+ Including securities loaned at value	$1,755,060	$6,565,264
* Cost of investments in securities	$189,056,571	$480,377,575
† Cost of short-term investments	$2,846,535	$12,187,977
‡ Cost of foreign currencies	$502,393	$1,151,987

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES AS OF April 30, 2025 (unaudited) (continued)

	Voya Multi- Manager Emerging Markets Equity Fund	Voya Multi- Manager International Equity Fund
Class A
Net assets	$14,594,069	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	1,497,275	n/a
Net asset value and redemption price per share†	$9.75	n/a
Maximum offering price per share (5.75%)(1)	$10.34	n/a
Class C
Net assets	$150,571	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	15,490	n/a
Net asset value and redemption price per share†	$9.72	n/a
Class I
Net assets	$151,770,499	$532,948,443
Shares authorized	unlimited	unlimited
Par value	—	—
Shares outstanding	15,487,699	47,347,610
Net asset value and redemption price per share	$9.80	$11.26
Class R
Net assets	$74,933	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	7,665	n/a
Net asset value and redemption price per share	$9.78	n/a
Class W
Net assets	$24,420,078	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	2,499,814	n/a
Net asset value and redemption price per share	$9.77	n/a

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended April 30, 2025 (unaudited)

	Voya Multi- Manager Emerging Markets Equity Fund	Voya Multi- Manager International Equity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,581,114	$6,657,871
Interest	1,236	95,751
Securities lending income, net	16,877	7,762
Other	597	1,488
Total investment income	2,599,824	6,762,872
EXPENSES:
Investment management fees	1,029,856	2,174,681
Distribution and shareholder service fees:
Class A	18,194	—
Class C	797	—
Class R	177	—
Transfer agent fees:
Class A	16,628	—
Class C	182	—
Class I	13,010	21,948
Class R	81	—
Class W	27,841	—
Shareholder reporting expense	4,345	5,983
Registration fees	38,247	21,535
Professional fees	50,468	47,547
Custody and accounting expense	108,690	61,705
Information statement costs (Note 6)	—	14,500
Trustee fees	2,581	6,447
Licensing fee (Note 7)	4,315	—
Miscellaneous expense	12,136	25,043
Interest expense	3,197	626
Total expenses	1,330,745	2,380,015
Waived and reimbursed fees	(142,440)	(116,481)
Net expenses	1,188,305	2,263,534
Net investment income	1,411,519	4,499,338
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	767,401	18,901,374
Forward foreign currency contracts	10,528	1,305
Foreign currency related transactions	(32,194)	684
Futures	(56,973)	(242,458)
Net realized gain	688,762	18,660,905
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(1,310,442)	13,556,915
Forward foreign currency contracts	3,952	(1,325)
Foreign currency related transactions	7,468	166,797
Futures	18,869	152,079
Net change in unrealized appreciation (depreciation)	(1,280,153)	13,874,466
Net realized and unrealized gain (loss)	(591,391)	32,535,371
Increase in net assets resulting from operations	$820,128	$37,034,709
* Foreign taxes withheld	$286,806	$684,789
^ Foreign capital gains taxes withheld	$11,180	$—
# Change in foreign capital gains taxes accrued	$90,412	$71,352

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi- Manager Emerging Markets Equity Fund		Voya Multi- Manager International Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
FROM OPERATIONS:
Net investment income	$1,411,519	$3,384,793	$4,499,338	$7,606,407
Net realized gain	688,762	5,073,888	18,660,905	19,141,080
Net change in unrealized appreciation (depreciation)	(1,280,153)	36,012,944	13,874,466	38,876,150
Increase in net assets resulting from operations	820,128	44,471,625	37,034,709	65,623,637
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(598,304)	(256,991)	—	—
Class C	(6,108)	(900)	—	—
Class I	(7,280,778)	(4,275,258)	(9,102,859)	(5,245,490)
Class R	(2,689)	(907)	—	—
Class W	(1,036,537)	(276,266)	—	—
Total distributions	(8,924,416)	(4,810,322)	(9,102,859)	(5,245,490)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,158,956	59,143,769	104,045,427	408,149,338
Reinvestment of distributions	8,900,094	4,799,025	9,102,859	5,245,490
	34,059,050	63,942,794	113,148,286	413,394,828
Cost of shares redeemed	(37,438,463)	(122,083,184)	(103,076,918)	(242,508,824)
Net increase (decrease) in net assets resulting from capital share transactions	(3,379,413)	(58,140,390)	10,071,368	170,886,004
Net increase (decrease) in net assets	(11,483,701)	(18,479,087)	38,003,218	231,264,151
NET ASSETS:
Beginning of year or period	202,493,851	220,972,938	494,945,225	263,681,074
End of year or period	$191,010,150	$202,493,851	$532,948,443	$494,945,225

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Multi-Manager Emerging Markets Equity Fund
Class A
04-30-25+	10.11	0.05•	(0.01)	0.04	0.40	—	—	0.40	—	9.75	0.39	1.70	1.47	1.47	1.05	14,594	19
10-31-24	8.59	0.11•	1.57	1.68	0.16	—	—	0.16	—	10.11	19.76	1.75	1.50	1.50	1.14	15,491	37
10-31-23	8.00	0.14•	0.81	0.95	0.36	—	—	0.36	—	8.59	11.94	1.76	1.51	1.51	1.52	14,328	85
10-31-22	14.39	0.16•	(4.31)	(4.15)	0.24	2.00	—	2.24	—	8.00	(33.68)	1.69	1.50	1.50	1.60	14,138	53
10-31-21	13.00	0.05•	1.87	1.92	0.09	0.44	—	0.53	—	14.39	14.76	1.64	1.50	1.50	0.36	24,177	59
10-31-20	12.31	0.05	0.88	0.93	0.17	0.07	—	0.24	—	13.00	7.58	1.63	1.50	1.50	0.37	22,843	60
Class C
04-30-25+	10.07	0.01•	(0.01)	0.00*	0.35	—	—	0.35	—	9.72	(0.02)	2.45	2.22	2.22	0.30	151	19
10-31-24	8.54	0.03•	1.57	1.60	0.07	—	—	0.07	—	10.07	18.85	2.50	2.25	2.25	0.31	178	37
10-31-23	8.00	0.07•	0.83	0.90	0.36	—	—	0.36	—	8.54	11.23	2.51	2.26	2.26	0.80	108	85
10-31-22	14.26	0.09•	(4.33)	(4.24)	0.02	2.00	—	2.02	—	8.00	(34.24)	2.44	2.25	2.25	0.85	158	53
10-31-21	12.90	(0.05)•	1.85	1.80	—	0.44	—	0.44	—	14.26	13.94	2.39	2.25	2.25	(0.37)	487	59
10-31-20	12.21	(0.06)•	0.87	0.81	0.05	0.07	—	0.12	—	12.90	6.66	2.38	2.25	2.25	(0.52)	542	60
Class I
04-30-25+	10.19	0.07•	(0.03)	0.04	0.43	—	—	0.43	—	9.80	0.47	1.24	1.12	1.12	1.42	151,770	19
10-31-24	8.65	0.15•	1.58	1.73	0.19	—	—	0.19	—	10.19	20.30	1.25	1.15	1.15	1.49	161,705	37
10-31-23	8.03	0.17•	0.81	0.98	0.36	—	—	0.36	—	8.65	12.31	1.21	1.16	1.16	1.92	192,678	85
10-31-22	14.45	0.20•	(4.32)	(4.12)	0.30	2.00	—	2.30	—	8.03	(33.46)	1.20	1.15	1.15	1.94	148,389	53
10-31-21	13.04	0.12•	1.86	1.98	0.13	0.44	—	0.57	—	14.45	15.23	1.18	1.15	1.15	0.80	245,082	59
10-31-20	12.35	0.10	0.88	0.98	0.22	0.07	—	0.29	—	13.04	7.93	1.18	1.15	1.15	0.72	287,527	60
Class R
04-30-25+	10.13	0.04•	(0.01)	0.03	0.38	—	—	0.38	—	9.78	0.28	1.95	1.72	1.72	0.81	75	19
10-31-24	8.61	0.09•	1.57	1.66	0.14	—	—	0.14	—	10.13	19.46	2.00	1.75	1.75	0.90	72	37
10-31-23	8.03	0.12•	0.82	0.94	0.36	—	—	0.36	—	8.61	11.74	2.01	1.76	1.76	1.29	55	85
10-31-22	14.44	0.13•	(4.33)	(4.20)	0.21	2.00	—	2.21	—	8.03	(33.89)	1.94	1.75	1.75	1.30	42	53
10-31-21	12.99	0.02•	1.87	1.89	—	0.44	—	0.44	—	14.44	14.55	1.89	1.75	1.75	0.15	51	59
10-31-20	12.32	0.00*•	0.89	0.89	0.15	0.07	—	0.22	—	12.99	7.20	1.88	1.75	1.75	0.03	22	60
Class W
04-30-25+	10.15	0.06•	(0.02)	0.04	0.42	—	—	0.42	—	9.77	0.46	1.45	1.22	1.22	1.29	24,420	19
10-31-24	8.61	0.13•	1.59	1.72	0.18	—	—	0.18	—	10.15	20.19	1.50	1.25	1.25	1.35	25,049	37
10-31-23	8.00	0.14•	0.83	0.97	0.36	—	—	0.36	—	8.61	12.22	1.51	1.26	1.26	1.57	13,804	85
10-31-22	14.41	0.19•	(4.32)	(4.13)	0.28	2.00	—	2.28	—	8.00	(33.56)	1.44	1.25	1.25	1.84	37,408	53
10-31-21	13.00	0.10•	1.87	1.97	0.12	0.44	—	0.56	—	14.41	15.15	1.39	1.25	1.25	0.64	65,102	59
10-31-20	12.33	0.08•	0.86	0.94	0.20	0.07	—	0.27	—	13.00	7.67	1.38	1.25	1.25	0.69	33,162	60
Voya Multi-Manager International Equity Fund
Class I
04-30-25+	10.66	0.09•	0.70	0.79	0.19	—	—	0.19	—	11.26	7.50	0.93	0.89	0.89	1.76	532,948	51
10-31-24	8.87	0.18•	1.79	1.97	0.18	—	—	0.18	—	10.66	22.42	0.93	0.89	0.89	1.76	494,945	85
10-31-23	8.04	0.14•	0.80	0.94	0.11	—	—	0.11	—	8.87	11.65	0.94	0.90	0.90	1.45	263,681	49
10-31-22	14.24	0.12•	(3.69)	(3.57)	0.20	2.43	—	2.63	—	8.04	(30.30)	0.94	0.93	0.93	1.16	301,161	63
10-31-21	11.35	0.12•	3.31	3.43	0.12	0.42	—	0.54	—	14.24	30.69	0.96	0.96	0.96	0.87	554,017	49
10-31-20	11.47	0.10	0.01	0.11	0.23	—	—	0.23	—	11.35	0.89	0.92	0.92	0.92	0.86	549,329	71

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS (continued)

(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited)

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series, two of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Multi-Manager Emerging Markets Equity Fund (“Multi-Manager Emerging Markets Equity”) and Voya Multi-Manager International Equity Fund (“Multi-Manager International Equity”). Each Fund is a diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees, and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as one of the multiple sub-advisers for Multi-Manager Emerging Markets Equity. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s

7

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

8

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors. In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase

9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At April 30, 2025, the maximum amount of loss that Multi-Manager Emerging Markets and Multi-Manager International Equity would incur if their relevant counterparties failed to perform would be $3,952 and $5,866, respectively, which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of April 30, 2025. There was no cash collateral received by Multi-Manager Emerging Markets and Multi-Manager International Equity as of April 30, 2025.

The Funds have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

Multi-Manager International Equity had a liability position of $7,062 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2025, Multi-Manager International Equity could have been required to pay this amount in cash to its counterparties. At April 30, 2025, Multi-Manager International Equity did not pledge any cash collateral.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Multi-Manager Emerging Markets Equity and Multi-Manager International Equity used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the period ended April 30, 2025, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Multi-Manager Emerging Markets Equity	$—	$919,209
Multi-Manager International Equity	1,317,428	1,043,422

Please refer to the tables within the Portfolio of Investments for Multi-Manager Emerging Markets Equity and Multi-Manager International Equity for open forward foreign currency contracts at April 30, 2025.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2025, Multi-Manager Emerging Markets Equity and Multi-Manager International Equity had purchased futures contracts on equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended April 30, 2025, Multi-Manager Emerging Markets Equity and Multi-Manager International Equity had an average notional value on futures contracts purchased as disclosed below.

Purchased
Multi-Manager Emerging Markets Equity	$1,019,028
Multi-Manager International Equity	2,503,835

Please refer to the tables within the Portfolios of Investments for Multi-Manager Emerging Markets Equity and Multi-Manager International Equity for open futures contracts at April 30, 2025.

F. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund declares and pays dividends and capital gain distributions, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions

11

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended April 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Multi-Manager Emerging Markets Equity	$37,869,252	$48,357,069
Multi-Manager International Equity	263,385,822	259,906,266

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi- Manager Emerging Markets Equity and Multi-Manager International Equity, may, from time to time, directly manage a portion of each Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Fund	As a Percentage of Average Daily Net Assets
Multi-Manager Emerging Markets Equity	Direct Investments 1.10%; Passively Managed Assets 0.70%
Multi-Manager International Equity	0.85%

The Investment Adviser is contractually obligated to waive 0.020% of the management fee for Multi-Manager Emerging Markets Equity. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Multi-Manager Emerging Markets Equity	Delaware Investments Fund Advisers, Sustainable Growth Advisers, LP and Voya IM*
Multi-Manager International Equity	Acadian Asset Management, LLC, Lazard Asset Management, LLC, Wellington Management Company LLP and Voya IM*

Effective February 28, 2025, Acadian Asset Management, LLC was added as an additional sub-adviser and Polaris Capital Management, LLC was removed as a sub-adviser for Multi-Manager International Equity.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
Multi-Manager Emerging Markets Equity	0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2025, the Distributor retained the following amounts in sales charges from the following Funds:

Class A
Initial Sales Charges:
Multi-Manager Emerging Markets Equity	$186

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2025, the following direct or indirect, affiliated investment companies owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage
Voya Solution 2035 Portfolio	Multi-Manager
	Emerging Markets
	Equity	8.70%
	Multi-Manager
	International
	Equity	12.50
Voya Solution 2045 Portfolio	Multi-Manager
	Emerging Markets
	Equity	11.44
	Multi-Manager
	International
	Equity	13.15
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Emerging Markets
	Equity	5.69
	Multi-Manager
	International
	Equity	6.13

The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2025, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Multi-Manager Emerging Markets Equity	$193

During the period ended April 30, 2025, Multi-Manager International Equity incurred $14,500 of Information statement costs associated with a sub-adviser change. The Investment Adviser reimbursed Multi-Manager International Equity for these costs.

NOTE 7 — LICENSING FEE

Multi-Manager Emerging Markets Equity pays an annual licensing fee to FTSE International Limited in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Fund	A	C	I	R	W
Multi-Manager Emerging Markets Equity	1.60%	2.35%	1.35%	1.85%	1.35%
Multi-Manager International Equity	N/A	N/A	0.88%	N/A	N/A

Effective January 1, 2025, pursuant to a side letter agreement, through March 1, 2026, the Investment Adviser has further lowered the expense limits for Multi-Manager Emerging Markets Equity to the levels listed in the table below. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreement will continue. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

	Class	Class	Class	Class	Class
Fund	A	C	I	R	W
Multi-Manager Emerging Markets Equity	1.48%	2.23%	1.13%	1.73%	1.23%

Prior to January 1, 2025, the side letter agreement was 1.50%, 2.25%, 1.15%, 1.75%, and 1.25% for Class A, Class C, Class I, Class R and Class W, respectively. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above, and with the exception of the non-recoupable management fee waiver for Multi-Manager Emerging Markets Equity, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities. As of April 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

	April 30,
	2026	2027	2028	Total
Multi-Manager International Equity	$—	$—	$233,522	$233,522

The Expense Limitation Agreement is contractual through March 1, 2026 and shall renew automatically for one-year

14

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the period ended April 30, 2025:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Multi-Manager Emerging
Markets Equity	4	$5,398,250(1)	5.33%
Multi-Manager International
Equity	5	845,000	5.33

(1)	As of April 30, 2025, Multi-Manager Emerging Markets Equity had an outstanding balance of $1,048,000.

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Multi-Manager Emerging Markets Equity
Class A
4/30/2025	22,661	—	59,201	(116,241)	—	(34,379)	217,389	—	574,252	(1,126,502)	—	(334,861)
10/31/2024	49,788	—	27,113	(213,828)	—	(136,927)	489,572	—	245,912	(2,103,016)	—	(1,367,532)
Class C
4/30/2025	373	—	630	(3,172)	—	(2,169)	3,573	—	6,108	(29,735)	—	(20,054)
10/31/2024	8,547	—	99	(3,645)	—	5,001	89,314	—	900	(36,970)	—	53,244
Class I
4/30/2025	2,329,385	—	747,494	(3,465,637)	—	(388,758)	23,007,893	—	7,280,592	(33,614,458)	—	(3,325,973)
10/31/2024	4,586,049	—	469,788	(11,460,297)	—	(6,404,460)	44,341,830	—	4,275,075	(113,121,444)	—	(64,504,539)
Class R
4/30/2025	335	—	276	(19)	—	592	3,237	—	2,689	(181)	—	5,745
10/31/2024	1,397	—	100	(813)	—	684	13,728	—	907	(7,580)	—	7,055
Class W
4/30/2025	202,353	—	106,741	(277,224)	—	31,870	1,926,864	—	1,036,453	(2,667,587)	—	295,730
10/31/2024	1,515,108	—	30,422	(680,498)	—	865,032	14,209,325	—	276,231	(6,814,174)	—	7,671,382
Multi-Manager International Equity
Class I
4/30/2025	9,644,316	—	864,469	(9,580,882)	—	927,903	104,045,427	—	9,102,859	(103,076,918)	—	10,071,368
10/31/2024	38,745,319	—	549,266	(22,611,322)	—	16,683,263	408,149,338	—	5,245,490	(242,508,824)	—	170,886,004

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to

15

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2025:

Multi-Manager Emerging Markets Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$206,172	$(206,172)	$—
BNP Paribas Prime Brokerage Intl Ltd	62,315	(62,315)	—
Citigroup Global Markets Inc.	36,279	(36,279)	—
Goldman, Sachs & Co. LLC	592,818	(592,818)	—
J.P. Morgan Securities LLC	249,335	(249,335)	—
Merrill Lynch International	32,950	(32,950)	—
UBS AG	530,498	(530,498)	—
Wells Fargo Securities LLC	44,693	(44,693)	—
Total	$1,755,060	$(1,755,060)	$—

(1)	Cash collateral with a fair value of $1,808,440 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$31,450	$(31,450)	$—
J.P. Morgan Securities LLC	2,667,644	(2,667,644)	—
Jefferies LLC	83,266	(83,266)	—
Mizuho Securities USA LLC.	871	(871)	—
Morgan Stanley & Co. LLC	1,119,685	(1,119,685)	—
National Financial Services LLC	2,238,506	(2,238,506)	—
Societe Generale	423,842	(423,842)	—
Total	$6,565,264	$(6,565,264)	$—

(1)	Cash collateral with a fair value of $6,787,686 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

16

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended	Year Ended
	October 31,	October 31,
	2024	2023
	Ordinary	Ordinary
	Income	Income
Multi-Manager Emerging Markets Equity	$4,810,322	$14,319,395
Multi-Manager International Equity	5,245,490	4,016,931

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2024, were:

	Undistributed	Unrealized				Total
	Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)

Multi-Manager Emerging Markets Equity	$7,506,976	$(9,324,380)	$(15,549,198)	Short-term	$(1,205,362)	$(64,198,629)
			(45,626,665)	Long-term
			$(61,175,863)
Multi-Manager International Equity	7,915,695	18,714,690	(944,387)	Short-term	(431,014)	25,254,984

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of April 30, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on

17

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Funds financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and

Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Funds performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 10, 2025, the funds to which the Credit Agreement is available will enter into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2025 (unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.5%
	Argentina: 0.3%
14,458 (1)	Cresud SACIF y A, ADR	$158,894	0.1
24,899	IRSA Inversiones y
	Representaciones SA, ADR	345,847	0.2
		504,741	0.3
	Brazil: 8.7%
213,200 (1)	Ambev SA, ADR	539,396	0.3
76,321	B3 SA - Brasil Bolsa	179,266
	Balcao		0.1
253,219	Banco Bradesco SA,ADR	622,919	0.3
51,776	Banco Santander Brasil SA, ADR	272,342	0.1
34,022	BB Seguridade Participacoes SA	255,083	0.1
115,615	BRF SA, ADR	457,835	0.2
8,301	Cia de Saneamento
	Basico do Estado de Sao Paulo SABESP	166,016	0.1
8,025 (2)	Embraer SA	92,154	0.1
15,813	Equatorial Energia SA	102,399	0.1
160,151	Itau Unibanco Holding SA, ADR	1,010,553	0.5
46,748	Klabin SA	152,555	0.1
1,470 (2)	MercadoLibre, Inc.	3,426,349	1.8
22,342	Petroleo Brasileiro SA	126,214	0.1
138,536	Petroleo Brasileiro SA - Foreign, ADR	1,564,071	0.8
15,581	Porto Seguro SA	121,405	0.1
420,037	Raia Drogasil SA	1,463,985	0.8
23,553	Rumo SA	80,182	0.0
49,692 (1)(2)	Sitios Latinoamerica SAB de CV	8,590	0.0
31,138	Telefonica Brasil SA	151,763	0.1
37,141	Telefonica Brasil SA, ADR	360,639	0.2
179,897	TIM SA/Brazil	598,796	0.3
270,251	Totvs SA	1,785,752	0.9
34,314	Vale SA, ADR	319,463	0.2
39,780	Vale SA - Foreign	370,733	0.2
9,509	WEG SA	75,450	0.0
145,835	XP, Inc. - Class A	2,347,943	1.2
		16,651,853	8.7
	Chile: 0.6%
736,165	Banco de Chile	108,066	0.1
66,326	Cencosud SA	226,950	0.1
1,335,517	Cia Sud Americana de Vapores SA	73,765	0.0
15,651	Empresas Copec SA	107,437	0.1
816,220	Enel Americas SA	80,149	0.0
20,330	Falabella SA	92,314	0.1
13,089 (1)	Sociedad Quimica y Minera de Chile SA, ADR	447,644	0.2
		1,136,325	0.6
	China: 16.8%
307,600	Alibaba Group Holding Ltd.	4,592,478	2.4
14,974	Alibaba Group Holding Ltd., ADR	1,788,345	0.9

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	China (continued)
43,000	Anhui Conch Cement Co. Ltd. - Class H	$121,134	0.1
5,990 (1)(2)	Baidu, Inc., ADR	526,042	0.3
135,000	Bank of China Ltd. - Class H	75,380	0.0
2,248 (2)	BeiGene Ltd., ADR	584,053	0.3
234,000	Brilliance China Automotive Holdings Ltd.	82,824	0.0
3,500	BYD Co. Ltd. - Class H	166,237	0.1
712,000 (3)	CGN Power Co. Ltd. - Class H	226,639	0.1
246,000	China Communications
	Services Corp. Ltd. - Class H	128,117	0.1
164,000	China Construction Bank Corp. - Class H	134,714	0.1
176,000	China Everbright Environment Group Ltd.	81,322	0.0
123,000 (3)	China Feihe Ltd.	92,951	0.1
54,500	China Hongqiao Group Ltd.	97,828	0.1
93,000	China Life Insurance Co. Ltd. - Class H	169,966	0.1
60,000	China Merchants Port Holdings Co. Ltd.	97,409	0.1
162,000	China Railway Group Ltd. - Class H	69,703	0.0
23,600	China Resources Gas Group Ltd.	65,924	0.0
72,000	China State Construction
	International Holdings Ltd.	106,130	0.1
102,400	China United Network
	Communications Ltd. - Class A	75,027	0.0
15,919 (2)	DiDi Global, Inc., ADR	64,631	0.0
13,400	ENN Energy Holdings Ltd.	105,785	0.1
49,000	Geely Automobile Holdings Ltd.	102,866	0.1
158,000	Guangdong Investment Ltd.	127,856	0.1
440,654	H World Group Ltd.	1,545,885	0.8
59,000	Haier Smart Home Co. Ltd. - Class H	171,220	0.1
122,000	Industrial & Commercial
	Bank of China Ltd. - Class H	83,571	0.0
40,500	Inner Mongolia Yitai Coal Co. Ltd. - Class B	80,546	0.0
24,045 (1)(2)	iQIYI, Inc., ADR	44,243	0.0
43,000 (2)(3)	JD Logistics, Inc.	67,442	0.0
51,011	JD.com, Inc. - Class A	830,532	0.4
80,000	Jiangsu Expressway Co. Ltd. - Class H	99,551	0.1
37,000	Kingboard Holdings Ltd.	99,398	0.1
566,000	Kunlun Energy Co. Ltd.	539,497	0.3
24,900	Lao Feng Xiang Co. Ltd.- Class B	86,651	0.0
68,680 (2)(3)	Meituan - Class B	1,137,165	0.6

See Accompanying Notes to Financial Statements

19

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
16,800 (2)	Midea Group Co. Ltd. -Class H	$158,575	0.1
6,478	New Oriental Education & Technology Group, Inc., ADR	316,450	0.2
8,600 (2)	PDD Holdings, Inc., ADR	907,902	0.5
387,000	People's Insurance Co. Group of China Ltd. -Class H	229,033	0.1
718,000	PetroChina Co. Ltd. -Class H	548,651	0.3
88,000	PICC Property & Casualty Co. Ltd. - Class H	162,047	0.1
109,000 (3)	Qingdao Port International Co. Ltd. -Class H	78,794	0.0
93,352	Shenzhen International Holdings Ltd.	95,502	0.1
17,157	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	518,895	0.3
99,000	Sinopec Engineering Group Co. Ltd. - Class H	70,445	0.0
13,484 (2)	Sohu.com Ltd., ADR	148,189	0.1
108,754	Tencent Holdings Ltd.	6,661,286	3.5
130,418	Tencent Music Entertainment Group, ADR	1,750,210	0.9
428,000	Tingyi Cayman Islands Holding Corp.	773,110	0.4
4,050	Trip.com Group Ltd.	243,975	0.1
14,317	Trip.com Group Ltd., ADR	844,560	0.4
633,600	Uni-President China Holdings Ltd.	759,771	0.4
145,000	Want Want China Holdings Ltd.	94,890	0.1
18,075	Weibo Corp., ADR	146,407	0.1
10,440	Weibo Corp. - Class A	86,286	0.0
53,000	Weichai Power Co. Ltd. -Class H	103,398	0.1
11,200 (2)(3)	Xiaomi Corp. - Class B	71,705	0.0
59,000	Xinhua Winshare Publishing and Media Co. Ltd. - Class H	85,406	0.0
360,900	Yangzijiang Shipbuilding Holdings Ltd.	618,208	0.3
43,205	Yum China Holdings, Inc.	2,018,429	1.1
3,950	ZTO Express Cayman, Inc.	73,564	0.0
		32,034,750	16.8
	Czechia: 0.1%
5,827	CEZ AS	295,776	0.1
	Egypt: 0.0%
60,116	Commercial International Bank Egypt SAE	95,762	0.0
	France: 0.9%
4,109	L'Oreal SA	1,815,624	0.9

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Greece: 0.4%
13,882	Hellenic Telecommunications Organization SA	$263,438	0.1
9,910	Helleniq Energy Holdings SA	85,599	0.0
6,095	Jumbo SA	191,951	0.1
2,071	Mytilineos SA	98,015	0.1
9,079	OPAP SA	201,728	0.1
		840,731	0.4
	Hong Kong: 1.5%
381,297	AIA Group Ltd.	2,857,027	1.5

	Hungary: 0.6%
39,658	Magyar Telekom Telecommunications PLC	187,520	0.1
47,146	MOL Hungarian Oil & Gas PLC	399,218	0.2
1,861	OTP Bank Nyrt	137,469	0.1
14,950	Richter Gedeon Nyrt	453,413	0.2
		1,177,620	0.6
	Iceland: 0.1%
38,116	Festi hf	88,918	0.0
151,165	Hagar hf	126,186	0.1
		215,104	0.1
	India: 16.5%
17,588 (2)	Aurobindo Pharma Ltd.	256,366	0.1
25,404	Bajaj Finance Ltd.	2,592,137	1.4
834	Bajaj Holdings & Investment Ltd.	118,570	0.1
46,656	Bharat Electronics Ltd.	173,538	0.1
30,830	Bharat Petroleum Corp. Ltd.	112,985	0.1
11,766	Bharti Airtel Ltd.	222,920	0.1
3,605	Blue Star Ltd.	72,859	0.0
1,575	Britannia Industries Ltd.	101,397	0.1
8,277	Cipla Ltd./India	151,889	0.1
34,038	Coal India Ltd.	155,087	0.1
1,737	Coforge Ltd.	151,013	0.1
4,890	Coromandel International Ltd.	128,355	0.1
2,211	Cummins India Ltd.	75,914	0.0
2,434	Divi's Laboratories Ltd.	175,695	0.1
545	Dixon Technologies India Ltd.	106,245	0.1
9,992	Dr Reddy's Laboratories Ltd.	140,259	0.1
3,090	Eicher Motors Ltd.	203,481	0.1
18,892	Exide Industries Ltd.	78,456	0.0
17,848	Fortis Healthcare Ltd.	144,734	0.1
44,757	HCL Technologies Ltd.	830,149	0.4
1,812 (3)	HDFC Asset Management Co. Ltd.	93,903	0.1
94,623	HDFC Bank Ltd.	2,149,263	1.1
53,805	HDFC Bank Ltd., ADR	3,911,085	2.0
2,306	Hero MotoCorp Ltd.	104,480	0.1
31,107	Hindalco Industries Ltd.	229,911	0.1
15,995	Hindustan Unilever Ltd.	444,068	0.2
9,802	Indian Hotels Co. Ltd.	91,203	0.0
40,154 (2)	Indus Towers Ltd.	193,507	0.1

See Accompanying Notes to Financial Statements

20

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
57,987	Infosys Ltd.	$1,025,090	0.5
172,324	Infosys Ltd. - Foreign, ADR	3,032,902	1.6
2,244 (2)(3)	InterGlobe Aviation Ltd.	139,827	0.1
7,022	JSW Steel Ltd.	85,789	0.0
3,564	Kotak Mahindra Bank Ltd.	93,148	0.0
5,185	Lupin Ltd.	128,936	0.1
3,292	Mahindra & Mahindra Ltd.	114,059	0.1
13,505	Marico Ltd.	113,542	0.1
594	Maruti Suzuki India Ltd.	86,103	0.0
8,869	Max Healthcare Institute Ltd.	115,069	0.1
47,973	National Aluminium Co. Ltd.	88,943	0.0
117,177	NMDC Ltd.	89,894	0.0
34,026	NTPC Ltd.	142,552	0.1
28,750	Oil & Natural Gas Corp. Ltd.	83,191	0.0
191	Page Industries Ltd.	102,974	0.1
2,292	Persistent Systems Ltd.	144,247	0.1
52,778	Petronet LNG Ltd.	195,944	0.1
42,438	Power Grid Corp. of India Ltd.	154,132	0.1
441,922	Reliance Industries Ltd.	7,337,816	3.8
105,904 (2)	Reliance Strategic Investments Ltd.	327,086	0.2
304	Shree Cement Ltd.	106,875	0.1
5,866	Sun Pharmaceutical Industries Ltd.	127,225	0.1
61,675	Tata Consultancy Services Ltd.	2,517,568	1.3
58,636	Tata Consumer Products Ltd.	809,085	0.4
49,900	Tata Steel Ltd.	83,058	0.0
15,435	Tech Mahindra Ltd.	274,535	0.1
1,525	Trent Ltd.	93,214	0.0
1,053	UltraTech Cement Ltd.	145,106	0.1
49,579	Vedanta Ltd.	246,186	0.1
5,977	Voltas Ltd.	87,604	0.0
40,245	Wipro Ltd.	114,943	0.1
35,674 (2)	Zomato Ltd.	97,639	0.1
		31,513,751	16.5
	Indonesia: 1.8%
2,305,900	Astra International Tbk PT	666,465	0.4
3,919,015	Bank Central Asia Tbk PT	2,083,703	1.1
185,300	Indofood Sukses Makmur Tbk PT	89,384	0.0
1,439,000	Perusahaan Gas Negara Tbk PT	146,025	0.1
1,918,900	Unilever Indonesia Tbk PT	197,946	0.1
141,700	United Tractors Tbk PT	193,650	0.1
		3,377,173	1.8
	Japan: 1.3%
7,360	Fast Retailing Co. Ltd.	2,421,034	1.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Kuwait: 0.0%
63,701	Mobile Telecommunications Co. KSCP	$98,398	0.0

	Luxembourg: 0.1%
4,970	Reinet Investments SCA	130,523	0.1

	Malaysia: 1.3%
72,000	AMMB Holdings Bhd	86,142	0.0
54,500	CIMB Group Holdings Bhd	90,029	0.1
207,600	Gamuda Bhd	204,542	0.1
23,400	Petronas Dagangan Bhd	107,025	0.1
23,900	Petronas Gas Bhd	96,929	0.1
77,400	Press Metal Aluminium Holdings Bhd	87,970	0.0
928,300	Public Bank Bhd	962,326	0.5
73,400	Telekom Malaysia Bhd	115,677	0.1
195,100	Tenaga Nasional Bhd	627,469	0.3
127,087	UEM Sunrise Bhd	21,198	0.0
		2,399,307	1.3
	Mexico: 5.9%
48,053	America Movil SAB de CV - Foreign, ADR	828,434	0.4
12,949	Arca Continental SAB de CV	136,374	0.1
133,853	Cemex SAB de CV	82,794	0.0
76,744	Cemex SAB de CV -Foreign, ADR	473,511	0.3
25,164	Coca-Cola Femsa SAB de CV	237,249	0.1
7,015	Coca-Cola Femsa SAB de CV - Foreign, ADR	660,322	0.3
13,394	Fomento Economico Mexicano SAB de CV	140,828	0.1
29,139	Fomento Economico Mexicano SAB de CV -Foreign, ADR	3,068,628	1.6
6,602	Gruma SAB de CV -Class B	125,792	0.1
14,801	Grupo Aeroportuario del Centro Norte SAB de CV	162,867	0.1
11,555	Grupo Aeroportuario del Pacifico SAB de CV -Class B	234,146	0.1
6,693	Grupo Aeroportuario del Sureste SAB de CV -Class B	211,355	0.1
113,708	Grupo Financiero Banorte SAB de CV - Class O	974,988	0.5
32,616 (2)	Grupo Financiero Inbursa SAB de CV - Class O	83,841	0.0
27,702	Grupo Mexico SAB de CV	143,747	0.1
111,774	Grupo Televisa SAB, ADR	203,429	0.1
39,237 (1)(2)	Ollamani SAB	94,198	0.1
55,132	Prologis Property Mexico SA de CV	195,642	0.1
19,001	Promotora y Operadora de Infraestructura SAB de CV	212,610	0.1

See Accompanying Notes to Financial Statements

21

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Mexico (continued)
942,410	Wal-Mart de Mexico SAB de CV	$2,985,744	1.6
		11,256,499	5.9
	Peru: 0.6%
23,728	Cia de Minas Buenaventura SAA, ADR	335,988	0.2
4,130	Credicorp Ltd.	835,045	0.4
		1,171,033	0.6
	Philippines: 0.3%
453,500	DMCI Holdings, Inc.	86,064	0.0
21,470	International Container Terminal Services, Inc.	131,314	0.1
17,350	Manila Electric Co.	177,057	0.1
4,090	PLDT, Inc.	95,283	0.1
141,300	Semirara Mining & Power Corp.	86,012	0.0
		575,730	0.3
	Qatar: 0.4%
26,265	Industries Qatar QSC	90,592	0.0
52,721	Ooredoo QPSC	187,828	0.1
46,347	Qatar Fuel QSC	190,942	0.1
43,862	Qatar Navigation QSC	133,718	0.1
145,357	Vodafone Qatar QSC	94,217	0.1
		697,297	0.4
	Romania: 0.3%
29,025	NEPI Rockcastle NV	222,526	0.1
1,392,785	OMV Petrom SA	226,938	0.1
2,935	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	78,989	0.1
		528,453	0.3
	Russia: —%
164,710 (4)	Alrosa PJSC	—	—
951,000 (2)(3)(4)	Detsky Mir PJSC	—	—
342,800 (4)	Fix Price Group PLC, GDR	—	—
1,037,141 (2)(4)	Gazprom PJSC	—	—
25,468 (4)	Lukoil PJSC	—	—
14,210 (4)	Magnit PJSC	—	—
271,070 (4)	Magnitogorsk Iron & Steel Works PJSC	—	—
117,900 (2)(4)	MMC Norilsk Nickel PJSC	—	—
91,474 (4)	Mobile TeleSystems PJSC	—	—
83,570 (4)	Novolipetsk Steel PJSC	—	—
4,078 (4)	PhosAgro PJSC	—	—
453,015 (4)	Rosneft Oil Co. PJSC	—	—
1,076,340 (4)	Sberbank of Russia PJSC	—	—
16,184 (4)	Severstal PAO	—	—
34,543 (4)	Tatneft PJSC	—	—
		—	—
	Saudi Arabia: 0.6%
2,086	Aldrees Petroleum and Transport Services Co.	76,670	0.0
7,384	Almarai Co. JSC	104,011	0.1
11,282	Etihad Etisalat Co.	188,888	0.1

			Percentage
			of Net
Shares	Value		Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
2,210	Riyadh Cables Group Co.	$74,983	0.0
3,355	SABIC Agri-Nutrients Co.	88,380	0.0
73,061 (3)	Saudi Arabian Oil Co.	493,965	0.3
15,883	Saudi Telecom Co.	201,647	0.1
		1,228,544	0.6
	Singapore: 1.1%
375,037 (2)	Grab Holdings Ltd. -Class A	1,830,181	1.0
383,200	Yangzijiang Financial Holding Ltd.	208,928	0.1
		2,039,109	1.1
	South Africa: 2.7%
12,185	Bid Corp. Ltd.	306,242	0.2
8,945	Bidvest Group Ltd.	113,399	0.1
787	Capitec Bank Holdings Ltd.	146,072	0.1
10,243	Clicks Group Ltd.	217,847	0.1
21,908	Exxaro Resources Ltd.	179,358	0.1
18,222	Foschini Group Ltd.	126,634	0.1
15,703	Mr Price Group Ltd.	200,698	0.1
26,565	MTN Group Ltd.	175,816	0.1
311	Naspers Ltd. - Class N	81,775	0.0
49,368	OUTsurance Group Ltd.	202,661	0.1
58,764 (3)	Pepkor Holdings Ltd.	85,068	0.0
542,693	Sanlam Ltd.	2,470,907	1.3
13,730	Shoprite Holdings Ltd.	211,252	0.1
6,300	Standard Bank Group Ltd.	78,676	0.0
14,927	Tiger Brands Ltd.	232,717	0.1
30,292	Vodacom Group Ltd.	224,138	0.1
30,414	Woolworths Holdings Ltd./South Africa	94,179	0.1
		5,147,439	2.7
	South Korea: 14.8%
1,671	Coway Co. Ltd.	102,884	0.1
1,290	DB Insurance Co. Ltd.	83,109	0.0
2,052	HD Hyundai Co. Ltd.	113,486	0.1
1,191	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	227,834	0.1
3,482	Hyundai Engineering & Construction Co. Ltd.	102,042	0.1
2,570	Hyundai Glovis Co. Ltd.	206,067	0.1
1,304	Hyundai Mobis Co. Ltd.	244,772	0.1
38,775	Kakao Corp.	1,041,681	0.5
1,460	KB Financial Group, Inc.	92,270	0.0
2,219	Kia Corp.	141,025	0.1
8,973	Korean Air Lines Co. Ltd.	132,288	0.1
2,061	KT&G Corp.	166,352	0.1
71,844	LG Uplus Corp.	606,621	0.3
340	Lotte Wellfood Co. Ltd.	28,335	0.0
18,267	NAVER Corp.	2,570,269	1.3
23,553	Samsung C&T Corp.	2,026,957	1.1
1,180	Samsung Electro-Mechanics Co. Ltd.	97,355	0.0
129,820	Samsung Electronics Co. Ltd.	5,065,257	2.6
12,108	Samsung Life Insurance Co. Ltd.	735,169	0.4

See Accompanying Notes to Financial Statements

22

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
10,740	Shinhan Financial Group Co. Ltd.	$388,144	0.2
54,671	SK Hynix, Inc.	6,821,470	3.6
99,081 (2)	SK Square Co. Ltd.	6,125,665	3.2
28,597	SK Telecom Co. Ltd.	1,092,600	0.6
8,212	Woori Financial Group, Inc.	102,260	0.1
		28,313,912	14.8
	Taiwan: 15.3%
9,000	Accton Technology Corp.	167,637	0.1
8,471	Advantech Co. Ltd.	88,744	0.0
36,000	ASE Technology Holding Co. Ltd.	153,403	0.1
25,000	Asustek Computer, Inc.	457,173	0.2
15,000	Catcher Technology Co. Ltd.	102,108	0.1
68,000	Cheng Shin Rubber Industry Co. Ltd.	105,027	0.1
162,000	China Airlines Ltd.	106,719	0.1
116,000	China Steel Corp.	75,016	0.0
13,000	Chroma ATE, Inc.	118,836	0.1
43,000	Chunghwa Telecom Co. Ltd.	173,845	0.1
107,000	Compal Electronics, Inc.	92,199	0.0
71,000	Delta Electronics, Inc.	743,953	0.4
5,000	Eclat Textile Co. Ltd.	65,172	0.0
7,000	Elite Material Co. Ltd.	121,824	0.1
215,000	Eva Airways Corp.	258,243	0.1
79,000	Far Eastern New Century Corp.	81,295	0.0
62,000	Far EasTone Telecommunications Co. Ltd.	166,257	0.1
740,000 (1)(2)(3)	FIT Hon Teng Ltd.	185,777	0.1
129,000	Hon Hai Precision Industry Co. Ltd.	574,733	0.3
4,000	International Games System Co. Ltd.	103,704	0.1
1,000	King Slide Works Co. Ltd.	54,696	0.0
29,000	King Yuan Electronics Co. Ltd.	78,863	0.0
3,000	Largan Precision Co. Ltd.	213,875	0.1
32,000	Lite-On Technology Corp.	96,775	0.1
2,000	Lotes Co. Ltd.	78,639	0.0
78,000	MediaTek, Inc.	3,314,462	1.7
34,000	Micro-Star International Co. Ltd.	148,702	0.1
5,000	Nien Made Enterprise Co. Ltd.	61,229	0.0
11,000	Novatek Microelectronics Corp.	178,896	0.1
224,000	Pegatron Corp.	569,133	0.3
137,000	Pou Chen Corp.	141,078	0.1
9,000	Realtek Semiconductor Corp.	147,952	0.1
38,000	Synnex Technology International Corp.	84,304	0.0
106,000	Taiwan Cement Corp.	98,507	0.1
49,000	Taiwan Mobile Co. Ltd.	173,975	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
680,836	Taiwan Semiconductor Manufacturing Co. Ltd.	$19,291,184	10.1
50,000	Teco Electric and Machinery Co. Ltd.	76,625	0.0
40,000	Uni-President Enterprises Corp.	96,127	0.0
133,000	United Microelectronics Corp.	186,633	0.1
7,000	Yageo Corp.	100,367	0.1
41,000	Zhen Ding Technology Holding Ltd.	125,600	0.1
		29,259,287	15.3
	Thailand: 1.7%
29,800	Advanced Info Service PCL	262,856	0.1
117,200	Charoen Pokphand Foods PCL	92,832	0.0
1,426,636	CP ALL PCL - Foreign	2,196,696	1.2
28,500	Kasikornbank PCL	136,101	0.1
155,100	Krung Thai Bank PCL	101,212	0.1
37,700	PTT Exploration & Production PCL	112,198	0.1
203,700	PTT PCL - Foreign	188,908	0.1
225,600 (2)	True Corp. PCL	81,675	0.0
		3,172,478	1.7
	Turkey: 0.7%
565,865	Akbank TAS	719,056	0.4
29,930	Anadolu Anonim Turk Sigorta Sirketi	67,993	0.0
11,306	BIM Birlesik Magazalar AS	132,826	0.1
3,042 (2)	D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR	7,787	0.0
7,134	Migros Ticaret AS	88,962	0.0
17,317 (2)	Turk Hava Yollari AO	128,491	0.1
81,776	Turkcell Iletisim Hizmetleri AS	191,810	0.1
		1,336,925	0.7
	United Arab Emirates: 1.0%
15,837	Abu Dhabi Islamic Bank PJSC	78,849	0.0
79,736	Abu Dhabi National Oil Co. for Distribution PJSC	73,171	0.0
58,252	ADNOC Drilling Co. PJSC	77,719	0.0
75,796	ADNOC Logistics & Services	100,100	0.1
222,032	Air Arabia PJSC	211,259	0.1
101,797	Aldar Properties PJSC	229,242	0.1
82,811	Emaar Development PJSC	301,782	0.2
230,371	Emaar Properties PJSC	823,174	0.4
63,244	Salik Co. PJSC	87,138	0.1
		1,982,434	1.0
	United Kingdom: 1.3%
37,837	Unilever PLC, ADR	2,404,541	1.3

See Accompanying Notes to Financial Statements

23

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States: 0.8%
7,423	GCC SAB de CV	$62,373	0.0
47,161	JBS S/A	364,397	0.2
10,991	Micron Technology, Inc.	845,758	0.5
5,803	Titan Cement International SA	269,391	0.1
		1,541,919	0.8
	Total Common Stock
	(Cost $185,703,048)	188,221,099	98.5

PREFERRED STOCK: 0.8%
	Brazil: 0.6%
202,998	Cia Energetica de Minas Gerais	395,970	0.2
63,151	Gerdau SA	166,803	0.1
165,132	Itausa SA	310,760	0.2
33,646	Petroleo Brasileiro SA	178,097	0.1
		1,051,630	0.6
	Chile: 0.1%
39,216	Embotelladora Andina SA	167,733	0.1

	Colombia: 0.1%
13,885	Bancolombia SA	142,610	0.1

	Russia: —%
378 (4)	AK Transneft PJSC OAO	—	—
863,754 (4)	Surgutneftegas PJSC	—	—
217 (4)	Transneft PJSC	—	—
		—	—
	South Korea: 0.0%
971	LG Chem Ltd.	72,924	0.0
	Total Preferred Stock
	(Cost $3,353,523)	1,434,897	0.8
	Total Long-Term Investments
	(Cost $189,056,571)	189,655,996	99.3

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 1.0%
1,000,000 (5)	Citadel Securities LLC, Repurchase Agreement dated 04/30/2025, 4.460%, due 05/01/2025 (Repurchase Amount $1,000,122, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,020,126, due 05/15/25-02/15/55)	1,000,000	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
808,440 (5)	NatWest Markets Securities, Inc., Repurchase Agreement dated 04/30/2025, 4.360%, due 05/01/2025 (Repurchase Amount $808,537, collateralized by various U.S. Government Securities, 0.000%-5.500%, Market Value plus accrued interest $824,609, due 06/03/25-02/15/46)	$808,440	0.4
	Total Repurchase Agreements
	(Cost $1,808,440)	1,808,440	1.0

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.5%
1,038,095 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.230%
	(Cost $1,038,095)	$1,038,095	0.5

	Total Short-Term Investments
	(Cost $2,846,535)	2,846,535	1.5
	Total Investments in Securities
	(Cost $191,903,106)	$192,502,531	100.8
	Liabilities in Excess of Other Assets	(1,492,381)	(0.8)
	Net Assets	$191,010,150	100.0
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.

(2)	Non-income producing security.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of April 30, 2025.

See Accompanying Notes to Financial Statements

24

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2025 (unaudited) (continued)

Percentage
Sector Diversification	of Net Assets
Information Technology	26.4%
Financials	15.5
Consumer Discretionary	12.7
Consumer Staples	11.7
Communication Services	10.7
Industrials	8.7
Energy	6.8
Materials	2.4
Utilities	1.8
Health Care	1.5
Real Estate	1.1
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

25

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2025 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2025
Asset Table
Investments, at fair value
Common Stock
Argentina	$504,741	$—	$—	$504,741
Brazil	16,651,853	—	—	16,651,853
Chile	1,136,325	—	—	1,136,325
China	7,880,803	24,153,947	—	32,034,750
Czechia	—	295,776	—	295,776
Egypt	95,762	—	—	95,762
France	—	1,815,624	—	1,815,624
Greece	191,951	648,780	—	840,731
Hong Kong	—	2,857,027	—	2,857,027
Hungary	—	1,177,620	—	1,177,620
Iceland	88,918	126,186	—	215,104
India	6,943,987	24,569,764	—	31,513,751
Indonesia	—	3,377,173	—	3,377,173
Japan	—	2,421,034	—	2,421,034
Kuwait	—	98,398	—	98,398
Luxembourg	130,523	—	—	130,523
Malaysia	96,929	2,302,378	—	2,399,307
Mexico	11,256,499	—	—	11,256,499
Peru	1,171,033	—	—	1,171,033
Philippines	349,133	226,597	—	575,730
Qatar	227,935	469,362	—	697,297
Romania	449,464	78,989	—	528,453
Russia	—	—	—	—
Saudi Arabia	188,888	1,039,656	—	1,228,544
Singapore	1,830,181	208,928	—	2,039,109
South Africa	1,180,280	3,967,159	—	5,147,439
South Korea	—	28,313,912	—	28,313,912
Taiwan	—	29,259,287	—	29,259,287
Thailand	—	3,172,478	—	3,172,478
Turkey	75,780	1,261,145	—	1,336,925
United Arab Emirates	—	1,982,434	—	1,982,434
United Kingdom	2,404,541	—	—	2,404,541
United States	1,272,528	269,391	—	1,541,919
Total Common Stock	54,128,054	134,093,045	—	188,221,099
Preferred Stock	1,361,973	72,924	—	1,434,897
Short-Term Investments	1,038,095	1,808,440	—	2,846,535
Total Investments, at fair value	$56,528,122	$135,974,409	$—	$192,502,531
Other Financial Instruments+
Forward Foreign Currency Contracts	—	3,952	—	3,952
Total Assets	$56,528,122	$135,978,361	$—	$192,506,483
Liabilities Table
Other Financial Instruments+
Futures	$(13,285)	$—	$—	$(13,285)
Total Liabilities	$(13,285)	$—	$—	$(13,285)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

26

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2025 (unaudited) (continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2025, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	300,278	ZAR	5,571,081	Goldman Sachs International	05/05/25	$778
USD	618,931	EUR	543,547	The Bank of New York Mellon	05/02/25	3,174
						$3,952

At April 30, 2025, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
MSCI Emerging Markets Index	21	06/20/25	$1,165,500	$(13,285)
			$1,165,500	$(13,285)

Currency Abbreviations:

EUR	—	EU Euro
USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,952
Total Asset Derivatives		$3,952
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$13,285
Total Liability Derivatives		$13,285

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$(56,973)	$(56,973)
Foreign exchange contracts	10,528	—	10,528
Total	$10,528	$(56,973)	$(46,445)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

27

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2025 (unaudited) (continued)

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$18,869	$18,869
Foreign exchange contracts	3,952	—	3,952
Total	$3,952	$18,869	$22,821

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2025:

	Goldman	The Bank
	Sachs	of New York
	International	Mellon	Total
Assets:
Forward foreign currency contracts	$778	$3,174	$3,952
Total Assets	$778	$3,174	$3,952
Liabilities:
Total Liabilities	$—	$—	$–
Net OTC derivative instruments by
counterparty, at fair value	$778	$3,174	$3,952
Total collateral pledged by the
Fund/(Received from counterparty)	$—	$—	$–
Net Exposure(1)	$778	$3,174	$3,952

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $203,591,217.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$29,776,960
Gross Unrealized Depreciation	(40,471,903)
Net Unrealized Depreciation	$(10,694,943)

See Accompanying Notes to Financial Statements

28

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2025 (unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 96.7%
	Australia: 4.2%
17,202	ANZ Group Holdings Ltd.	$328,941	0.1
30,511	Aristocrat Leisure Ltd.	1,303,094	0.2
22,312	BlueScope Steel Ltd.	341,741	0.1
147,821	Computershare Ltd.	3,862,767	0.7
26,835	Evolution Mining Ltd.	134,578	0.0
18,535	GenusPlus Group Ltd.	33,029	0.0
104,732	Lottery Corp. Ltd.	349,022	0.1
215,379	Macmahon Holdings Ltd.	37,337	0.0
182,274	National Australia Bank Ltd.	4,208,830	0.8
73,711	Northern Star Resources Ltd.	905,441	0.2
48,400	OceanaGold Corp.	171,327	0.0
3,339	Pro Medicus Ltd.	489,598	0.1
57,350	Qantas Airways Ltd.	324,252	0.1
1,321	REA Group Ltd.	209,880	0.0
265,026	South32 Ltd. - Class DI	456,718	0.1
1,154,132	Telstra Group Ltd.	3,330,934	0.6
429,074	Transurban Group	3,866,541	0.7
328,309	Vicinity Ltd.	496,518	0.1
14,585	Washington H Soul Pattinson & Co. Ltd.	347,160	0.1
46,822	Woolworths Group Ltd.	944,991	0.2
		22,142,699	4.2
	Belgium: 0.5%
18,062	Anheuser-Busch InBev SA	1,190,447	0.2
9,905	Groupe Bruxelles Lambert NV	817,104	0.2
8,333	Syensqo SA	596,082	0.1
		2,603,633	0.5
	Brazil: 1.1%
61,900	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,237,967	0.2
378 (1)	MercadoLibre, Inc.	881,061	0.2
350,800	TIM SA/Brazil	1,167,654	0.2
402,800	Totvs SA	2,661,604	0.5
		5,948,286	1.1
	Canada: 4.1%
9,000	Aecon Group, Inc.	105,368	0.0
316	Canadian Tire Corp. Ltd. - Class A	34,584	0.0
126,600	Cenovus Energy, Inc.	1,490,438	0.3
611	Constellation Software, Inc.	2,201,989	0.4
31,579	Dollarama, Inc.	3,896,408	0.7
4,700	Dundee Precious Metals, Inc.	61,605	0.0
10,900	Enghouse Systems Ltd.	198,059	0.0
37,400	Great-West Lifeco, Inc.	1,454,384	0.3
8,800	iA Financial Corp., Inc.	854,850	0.2
3,300	Maple Leaf Foods, Inc.	60,394	0.0
20,600	Parex Resources, Inc.	165,864	0.0
20,279	RB Global, Inc.	2,043,639	0.4
19,325	Royal Bank of Canada	2,319,533	0.4
15,069 (1)	Shopify, Inc. - CAD -Class A	1,433,227	0.3
82,200	Suncor Energy, Inc.	2,903,176	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Canada (continued)
2,100	TECSYS, Inc.	$64,557	0.0
10,200 (1)	Torex Gold Resources, Inc.	330,357	0.1
25,929	Toromont Industries Ltd.	2,193,790	0.4
		21,812,222	4.1
	Chile: 0.2%
100,380	Lundin Mining Corp.	821,331	0.2

	China: 5.3%
57,200	Alibaba Group Holding Ltd.	853,998	0.2
243,000 (1)(2)	Archosaur Games, Inc.	45,189	0.0
71,600 (1)	Baidu, Inc. - Class A	789,535	0.2
10,960 (1)	Bilibili, Inc. - Class Z	192,392	0.0
78,000	BOC Hong Kong Holdings Ltd.	323,574	0.1
2,556,400	BOE Technology Group Co. Ltd. - Class A	1,352,004	0.3
721,300	Changjiang & Jinggong Steel Building Group Co. Ltd. - Class A	315,986	0.1
37,600	Chervon Holdings Ltd.	63,146	0.0
2,876,000	China Construction Bank Corp. - Class H	2,362,427	0.5
193,000	China Merchants Bank Co. Ltd. - Class H	1,052,746	0.2
154,000	Chongqing Rural Commercial Bank Co. Ltd. - Class H	118,233	0.0
7,500	CITIC Press Corp. -Class A	31,040	0.0
188,807	ENN Energy Holdings Ltd.	1,490,514	0.3
32,300	Focus Technology Co. Ltd. - Class A	188,372	0.0
93,000	ISDN Holdings Ltd.	22,491	0.0
284,000	Joincare Pharmaceutical Group Industry Co. Ltd. -Class A	414,574	0.1
44,300	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. - Class A	117,661	0.0
56,436	KE Holdings, Inc., ADR	1,145,651	0.2
175,300	Kingnet Network Co. Ltd. - Class A	409,446	0.1
111,200 (1)(2)	Kuaishou Technology	733,952	0.1
614,000	Lenovo Group Ltd.	710,138	0.1
80,474 (1)(2)	Meituan - Class B	1,332,443	0.3
8,850 (1)(2)	NetEase Cloud Music, Inc.	206,973	0.0
38,000	NetEase, Inc.	816,861	0.2
211,400	Ningbo Jintian Copper Group Co. Ltd. - Class A	194,103	0.0
3,961,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	2,435,153	0.5
101,500	Proya Cosmetics Co. Ltd. - Class A	1,333,675	0.3
129,700	Sichuan Teway Food Group Co. Ltd. - Class A	200,361	0.0
105,500 (3)	SY Holdings Group Ltd.	176,352	0.0

See Accompanying Notes to Financial Statements

29

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
107,922	Tencent Holdings Ltd.	$6,610,326	1.2
171,000 (2)	Topsports International Holdings Ltd.	68,351	0.0
105,999	Vipshop Holdings Ltd., ADR	1,443,706	0.3
62,000	Wasu Media Holding Co. Ltd. - Class A	65,803	0.0
100,600	Xiangpiaopiao Food Co. Ltd. - Class A	177,554	0.0
80,200	Zhejiang Qianjiang Motorcycle Co. Ltd. -Class A	167,456	0.0
52,700 (1)	Zhihu, Inc.	68,769	0.0
22,156 (1)	Zhihu, Inc., ADR	85,522	0.0
52,100	Zhiou Home Furnishing Technology Co. Ltd. -Class A	128,549	0.0
		28,245,026	5.3
	Colombia: 0.0%
5,700	Frontera Energy Corp.	20,590	0.0

	Denmark: 0.9%
496	AP Moller - Maersk A/S -Class B	854,055	0.1
2,901	Carlsberg AS - Class B	395,272	0.1
17,624	Coloplast A/S - Class B	1,994,386	0.4
23,607	Novo Nordisk A/S - Class B	1,578,401	0.3
		4,822,114	0.9
	Finland: 0.2%
50,502	Nokia Oyj, ADR	252,005	0.0
55,450	Sampo Oyj - Class A	555,531	0.1
13,974	Wartsila Oyj Abp	258,188	0.1
		1,065,724	0.2
	France: 7.9%
29,384	Accor SA	1,447,818	0.3
11,598	Airbus SE	1,968,070	0.4
8,149	Arkema SA	619,531	0.1
56,690	BNP Paribas SA	4,803,311	0.9
59,939	Bouygues SA	2,634,636	0.5
13,089	Capgemini SE	2,089,688	0.4
12,689	Cie de Saint-Gobain	1,379,522	0.2
11,646	Eiffage SA	1,584,702	0.3
15,165	EssilorLuxottica SA	4,369,836	0.8
3,346	Gecina SA	343,495	0.1
19,180	Getlink SE	364,194	0.1
19,186	IPSOS	908,354	0.2
29,406	Klepierre SA	1,076,352	0.2
4,645	LVMH Moet Hennessy Louis Vuitton SE	2,573,000	0.5
163,414	Orange SA	2,370,817	0.4
13,822	Pernod Ricard SA	1,498,241	0.3
8,622	Publicis Groupe SA	877,262	0.2
36,312	Renault SA	1,928,572	0.3
60,085	Societe Generale SA	3,132,769	0.6
28,122	TotalEnergies SE	1,601,692	0.3
32,714	Vinci SA	4,595,243	0.8
		42,167,105	7.9

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Germany: 9.0%
18,412	Adidas AG	$4,236,444	0.8
9,411	Allianz SE	3,892,168	0.7
38,725	BASF SE	1,977,664	0.4
75,446	Bayer AG	1,977,225	0.4
12,839	Brenntag SE	857,437	0.2
5,075	Continental AG	396,736	0.1
4,825	Deutsche Bank AG	126,513	0.0
8,933	Deutsche Boerse AG	2,877,263	0.5
99,947	Deutsche Telekom AG, Reg	3,589,847	0.7
166,746	E.ON SE	2,916,316	0.5
28,085	Evonik Industries AG	631,150	0.1
48,262 (1)	Fresenius SE & Co. KGaA	2,292,296	0.4
6,005	Hannover Rueck SE	1,927,602	0.4
6,119	Heidelberg Materials AG	1,223,269	0.2
57,779	Infineon Technologies AG	1,913,814	0.4
9,870	Merck KGaA	1,374,101	0.3
844	Rheinmetall AG	1,437,375	0.3
27,515	SAP SE	8,050,571	1.5
23,912 (2)	Scout24 SE	2,849,754	0.5
9,928	Siemens AG, Reg	2,286,033	0.4
16,319 (1)	Siemens Energy AG	1,259,560	0.2
		48,093,138	9.0
	Hong Kong: 2.9%
488,514	AIA Group Ltd.	3,660,394	0.7
158,000	Bright Smart Securities & Commodities Group Ltd.	139,676	0.0
107,500	CK Asset Holdings Ltd.	439,177	0.1
38,500	CLP Holdings Ltd.	328,276	0.0
263,700	Hang Seng Bank Ltd.	3,680,934	0.7
653,000	Hong Kong & China Gas Co. Ltd.	587,553	0.1
101,944	Hong Kong Exchanges & Clearing Ltd.	4,453,902	0.8
289,600	Hongkong Land Holdings Ltd.	1,417,303	0.3
72,100	Link REIT	337,562	0.1
41,500	Sun Hung Kai Properties Ltd.	393,686	0.1
168,122 (1)	TS Lines Ltd.	135,918	0.0
114,000	Wasion Holdings Ltd.	117,933	0.0
		15,692,314	2.9
	India: 2.5%
151,916	Axis Bank Ltd.	2,130,943	0.4
104,397	Canara Bank	120,346	0.0
18,373	HCL Technologies Ltd.	340,781	0.1
50,890	HDFC Bank Ltd., ADR	3,699,194	0.7
34,729	IndusInd Bank Ltd.	344,915	0.1
130,500 (3)	Infosys Ltd. - Foreign, ADR	2,296,800	0.4
3,591 (2)	L&T Technology Services Ltd.	180,424	0.0
32,859	Larsen & Toubro Ltd.	1,300,645	0.2
5,114 (2)	LTIMindtree Ltd.	277,534	0.1
65,925 (2)	RBL Bank Ltd.	156,347	0.0
106,235	Reliance Industries Ltd.	1,763,960	0.3
15,836	Tata Consultancy Services Ltd.	646,424	0.1

See Accompanying Notes to Financial Statements

30

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
19,184	Tech Mahindra Ltd.	$341,217	0.1
		13,599,530	2.5
	Indonesia: 0.3%
2,447,469	Bank Central Asia Tbk PT	1,301,296	0.3
76,400	First Resources Ltd.	88,394	0.0
		1,389,690	0.3
	Ireland: 0.6%
10,116	Accenture PLC - Class A	3,026,201	0.6
40,590	Greencore Group PLC	100,074	0.0
		3,126,275	0.6
	Israel: 0.7%
26,958	Bank Hapoalim BM	395,436	0.1
16,222 (1)	Check Point Software Technologies Ltd.	3,561,703	0.6
468 (1)	Neto ME Holdings Ltd.	21,734	0.0
		3,978,873	0.7
	Italy: 1.5%
30,111 (2)	Infrastrutture Wireless Italiane SpA	359,590	0.1
10,881	Leonardo SpA	565,685	0.1
197,436 (1)(2)	Nexi SpA	1,153,235	0.2
19,291 (2)	Poste Italiane SpA	391,553	0.1
483,312 (1)	Saipem SpA	1,116,435	0.2
430,069	Snam SpA	2,468,372	0.4
34,566	UniCredit SpA	2,011,078	0.4
		8,065,948	1.5
	Japan: 13.1%
28,200	AGC, Inc.	880,458	0.2
10,600	Anritsu Corp.	105,962	0.0
24,500	Asahi Group Holdings Ltd.	338,646	0.1
60,900	Asahi Kasei Corp.	424,397	0.1
3,100	Avant Group Corp.	38,652	0.0
5,100	Bank of Saga Ltd.	77,988	0.0
1,400	Base Co. Ltd.	30,437	0.0
97,500	Bridgestone Corp.	4,076,980	0.8
22,800	Capcom Co. Ltd.	660,072	0.1
16,300	Central Japan Railway Co.	343,015	0.1
5,300	Comture Corp.	61,929	0.0
6,600	Cybozu, Inc.	136,893	0.0
79,200	Dai-ichi Life Holdings, Inc.	571,859	0.1
9,600	Daikin Industries Ltd.	1,093,664	0.2
1,000	Daito Trust Construction Co. Ltd.	111,337	0.0
2,100	Daitron Co. Ltd.	46,983	0.0
48,300	Daiwa Securities Group, Inc.	317,617	0.1
45,600	Denso Corp.	588,784	0.1
2,300	Double Standard, Inc.	23,958	0.0
82,700	FANUC Corp.	2,098,898	0.4
3,500	Fast Retailing Co. Ltd.	1,151,307	0.2
2,400	Freebit Co. Ltd.	25,551	0.0
3,600	Hikari Tsushin, Inc.	998,559	0.2
18,200	Hoya Corp.	2,141,525	0.4
1,400	IDEA Consultants, Inc.	28,648	0.0
3,700	I'll, Inc.	60,281	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
6,800	IMAGICA GROUP, Inc.	$27,167	0.0
47,609	ITOCHU Corp.	2,434,864	0.5
22,700	J Trust Co. Ltd.	62,257	0.0
26,400	Japan Exchange Group, Inc.	293,720	0.1
117,000	Japan Post Holdings Co. Ltd.	1,137,271	0.2
24,400	Japan Post Insurance Co. Ltd.	490,517	0.1
12,500	Japan Tobacco, Inc.	385,101	0.1
9,226	Keyence Corp.	3,857,313	0.7
60,200	Kubota Corp.	699,548	0.1
28,100	Kyocera Corp.	333,034	0.1
169,700 (1)	M3, Inc.	2,126,781	0.4
10,000	Marvelous, Inc.	33,174	0.0
2,300	Media Do Co. Ltd.	28,163	0.0
63,300	Mitsubishi Chemical Group Corp.	307,737	0.1
215,600	Mitsubishi Corp.	4,093,508	0.8
3,400	Mitsubishi Steel Manufacturing Co. Ltd.	37,486	0.0
298,932	Mitsubishi UFJ Financial Group, Inc.	3,766,283	0.7
177,700	Mitsui Fudosan Co. Ltd.	1,761,122	0.3
17,300	Mizuho Financial Group, Inc.	432,546	0.1
1,200	Nachi-Fujikoshi Corp.	25,689	0.0
3,900	Nagano Keiki Co. Ltd.	51,670	0.0
13,500	NEC Corp.	328,628	0.1
7,100	Nichicon Corp.	58,080	0.0
1,191,400	Nippon Telegraph & Telephone Corp.	1,245,343	0.2
1,400	Nissei ASB Machine Co. Ltd.	44,592	0.0
46,200	Nomura Holdings, Inc.	257,499	0.1
32,900	Nomura Research Institute Ltd.	1,245,839	0.2
2,500	OBIC Business Consultants Co. Ltd.	119,230	0.0
32,200	Obic Co. Ltd.	1,127,370	0.2
1,500	Okinawa Financial Group, Inc.	26,019	0.0
183,600	Ono Pharmaceutical Co. Ltd.	2,113,407	0.4
122,500	ORIX Corp.	2,457,354	0.5
10,000	Prestige International, Inc.	46,956	0.0
139,500 (1)	Rakuten Group, Inc.	822,538	0.2
49,200	Recruit Holdings Co. Ltd.	2,726,432	0.5
67,500	Renesas Electronics Corp.	792,130	0.2
7,500	Rheon Automatic Machinery Co. Ltd.	61,100	0.0
2,700	Riso Kagaku Corp.	23,104	0.0
8,200	Sato Corp.	118,664	0.0
2,500	Shibaura Machine Co. Ltd.	63,114	0.0
105,800	Shin-Etsu Chemical Co. Ltd.	3,219,652	0.6
14,600	Shionogi & Co. Ltd.	245,287	0.0

See Accompanying Notes to Financial Statements

31

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
129,700	SMS Co. Ltd.	$1,202,054	0.2
108,300	Sony Group Corp.	2,857,257	0.5
79,100	Sumitomo Corp.	1,931,336	0.4
92,600	Sumitomo Mitsui Financial Group, Inc.	2,209,178	0.4
53,300	Sumitomo Mitsui Trust Holdings, Inc.	1,318,574	0.2
6,300 (1)	Sun*, Inc.	24,944	0.0
3,100	System Support, Inc.	43,642	0.0
18,500	T&D Holdings, Inc.	393,654	0.1
500	Takasago International Corp.	23,486	0.0
2,000	TAKEBISHI Corp.	24,926	0.0
10,800	Takeda Pharmaceutical Co. Ltd.	326,685	0.1
7,200	TechMatrix Corp.	102,820	0.0
76,400	Toei Animation Co. Ltd.	1,847,423	0.3
8,200	Tokio Marine Holdings, Inc.	328,676	0.1
27,800	Tokyu Corp.	337,160	0.1
7,300	Toshiba TEC Corp.	137,597	0.0
6,200	Tosho Co. Ltd.	23,852	0.0
1,500	Toyo Kanetsu KK	37,270	0.0
64,500	Unicharm Corp.	598,892	0.1
6,600	Vector, Inc.	41,046	0.0
2,800	Yokowo Co. Ltd.	23,994	0.0
3,000	ZOZO, Inc.	30,466	0.0
		69,826,621	13.1
	Kuwait: 0.1%
160,095	Boubyan Bank KSCP	354,664	0.1
16,886	Humansoft Holding Co. KSC	130,777	0.0
318,858	Kuwait Investment Co. SAK	179,293	0.0
		664,734	0.1
	Malaysia: 0.1%
108,300	Hibiscus Petroleum Bhd	38,932	0.0
244,300	Public Bank Bhd	253,254	0.1
		292,186	0.1
	Netherlands: 4.6%
25,233 (2)	ABN AMRO Bank NV	522,899	0.1
65,769	Aegon Ltd.	423,023	0.1
9,830	ASML Holding NV	6,580,610	1.2
1,464 (2)	Euronext NV	244,703	0.0
8,938	EXOR NV	843,879	0.2
13,660	IMCD NV	1,816,515	0.3
53,045	Koninklijke Ahold Delhaize NV	2,177,977	0.4
134,024 (1)	Koninklijke Philips, N.V.	3,401,503	0.6
536	Nedap NV	36,979	0.0
5,039	NN Group NV	308,993	0.1
81,909	Universal Music Group NV	2,408,571	0.5
32,812	Wolters Kluwer NV	5,793,250	1.1
		24,558,902	4.6
	New Zealand: 0.1%
72,531	Auckland International Airport Ltd.	323,988	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Norway: 1.2%
172,827	DNB Bank ASA	$4,320,350	0.8
80,963	Gjensidige Forsikring ASA	1,894,441	0.4
14,051	Sparebanken Vest	188,762	0.0
		6,403,553	1.2
	Peru: 0.0%
1,586	Intercorp Financial Services, Inc.	53,718	0.0

	Poland: 0.5%
113,804	Polski Koncern Naftowy ORLEN SA	2,055,113	0.4
4,142	Santander Bank Polska SA	637,074	0.1
		2,692,187	0.5
	Qatar: 0.1%
298,095	Doha Bank QPSC	193,053	0.0
17,430	Qatar Islamic Bank SAQ	101,057	0.0
114,134	Qatar National Bank QPSC	523,477	0.1
		817,587	0.1
	Russia: —%
1,561,600 (4)	Alrosa PJSC	—	—

	Saudi Arabia: 0.4%
11,681	Arabian Internet & Communications Services Co.	893,825	0.2
50,361	Riyad Bank	413,427	0.1
67,685	Saudi Telecom Co.	859,313	0.1
16,249	Tabuk Cement Co.	53,517	0.0
		2,220,082	0.4
	Singapore: 1.9%
163,500	CapitaLand Ascendas REIT	333,157	0.1
1,899,400	CapitaLand Integrated Commercial Trust	3,125,845	0.6
562,500	Genting Singapore Ltd.	318,976	0.1
60,600	Oversea-Chinese Banking Corp. Ltd.	749,971	0.1
13,787 (1)	Sea Ltd., ADR	1,848,147	0.3
263,300	Singapore Technologies Engineering Ltd.	1,495,081	0.3
549,600	Singapore Telecommunications Ltd.	1,590,101	0.3
20,500	United Overseas Bank Ltd.	544,456	0.1
		10,005,734	1.9
	South Africa: 0.8%
59,571	Anglo American PLC	1,626,184	0.3
135,423	Clicks Group Ltd.	2,880,166	0.5
		4,506,350	0.8
	South Korea: 1.8%
65,270	KT Corp., ADR	1,270,154	0.2
34,100	LG Electronics, Inc.	1,711,669	0.3
1,108	NAVER Corp.	155,902	0.0
40,807	Samsung Electronics Co. Ltd.	1,592,189	0.3

See Accompanying Notes to Financial Statements

32

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
86,086	Shinhan Financial Group Co. Ltd.	$3,111,148	0.6
16,126	SK Hynix, Inc.	2,012,091	0.4
		9,853,153	1.8
	Spain: 2.1%
1,750 (2)	Aena SME SA	439,628	0.1
49,000	Amadeus IT Group SA	3,856,933	0.7
93,020	Banco Bilbao Vizcaya Argentaria SA	1,276,610	0.2
348,719	Banco Santander SA	2,455,279	0.5
54,452	Industria de Diseno Textil SA	2,928,152	0.6
		10,956,602	2.1
	Sweden: 2.4%
98,336	Assa Abloy AB - Class B	2,984,890	0.6
24,699	Duni AB	247,231	0.0
10,379	Epiroc AB - Class A	224,547	0.0
11,851	Essity AB - Class B	342,720	0.1
189,186	Hexagon AB - Class B	1,841,266	0.3
46,910	Industrivarden AB - Class C	1,647,325	0.3
17,181	L E Lundbergforetagen AB - Class B	906,539	0.2
45,613	Loomis AB	1,898,478	0.4
41,892	Swedbank AB - Class A	1,045,786	0.2
210,027	Telefonaktiebolaget LM Ericsson, ADR	1,730,622	0.3
		12,869,404	2.4
	Switzerland: 2.4%
38	Chocoladefabriken Lindt & Spruengli AG - Class PC	553,812	0.1
8,529	Cie Financiere Richemont SA	1,507,119	0.3
9,023	Galderma Group AG	1,047,983	0.2
5,898	Logitech International SA	448,190	0.1
2,758	Partners Group Holding AG	3,613,729	0.7
1,082	Sonova Holding AG, Reg	332,622	0.1
7,474 (3)	Swatch Group AG - Class BR	1,297,055	0.2
30,447	Temenos AG	2,180,932	0.4
4,610 (2)	VAT Group AG	1,664,165	0.3
417	V-ZUG Holding AG	35,115	0.0
		12,680,722	2.4
	Taiwan: 3.7%
233,000	AUO Corp.	89,647	0.0
22,000	Catcher Technology Co. Ltd.	149,759	0.0
1,089,000	China Development Financial Holding Corp.	564,838	0.1
58,000	Chin-Poon Industrial Co. Ltd.	58,689	0.0
443,000	Compal Electronics, Inc.	381,721	0.1
20,000	Complex Micro Interconnection Co. Ltd.	25,669	0.0
23,000	DFI, Inc./Taiwan	45,022	0.0
11,000	Dimerco Data System Corp.	42,992	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
23,000	Ennoconn Corp.	$193,441	0.0
59,000	Far EasTone Telecommunications Co. Ltd.	158,212	0.0
27,000	Holtek Semiconductor, Inc.	34,401	0.0
58,000	International Games System Co. Ltd.	1,503,703	0.3
49,000	Lanner Electronics, Inc.	134,060	0.0
26,000	Lotes Co. Ltd.	1,022,313	0.2
5,000	Marketech International Corp.	25,138	0.0
63,000	MediaTek, Inc.	2,677,065	0.5
100,000	Novatek Microelectronics Corp.	1,626,325	0.3
4,000	Otsuka Information Technology Corp.	28,550	0.0
218,000	Pegatron Corp.	553,889	0.1
35,000	Posiflex Technology, Inc.	283,517	0.1
60,000	Sercomm Corp.	196,641	0.1
6,000	Simplo Technology Co. Ltd.	65,675	0.0
75,000	Synnex Technology International Corp.	166,390	0.0
162,831	Taiwan Semiconductor Manufacturing Co. Ltd.	4,613,744	0.9
22,970	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,828,869	0.7
15,000	Vivotek, Inc.	55,004	0.0
108,000	Wan Hai Lines Ltd.	280,711	0.1
48,000	Wowprime Corp.	333,938	0.1
419,000	Yuanta Financial Holding Co. Ltd.	410,520	0.1
		19,550,443	3.7
	Thailand: 0.5%
57,700	Bangkok Life Assurance PCL	29,012	0.0
731,600	Krung Thai Bank PCL	477,411	0.1
303,400 (3)	PTT Exploration & Production PCL	902,942	0.2
168,600	SCB X PCL	600,769	0.1
100,300	Thai Oil PCL	80,236	0.0
46,000	Thai Vegetable Oil PCL	31,259	0.0
7,066,700	TMBThanachart Bank PCL	387,105	0.1
		2,508,734	0.5
	Turkey: 0.0%
124,132 (1)	Turk Telekomunikasyon AS	169,575	0.0

	United Arab Emirates: 0.3%
401,924	Dana Gas PJSC	81,531	0.0
75,081	Emirates Telecommunications Group Co. PJSC	355,674	0.1
205,188	First Abu Dhabi Bank PJSC	839,550	0.2
25,889	NMDC Group PJSC	176,068	0.0
		1,452,823	0.3

See Accompanying Notes to Financial Statements

33

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom: 12.0%
7,919	Admiral Group PLC	$344,415	0.1
11,866	Ashtead Group PLC	635,213	0.1
18,236	AstraZeneca PLC	2,612,599	0.5
81,823	Aviva PLC	613,048	0.1
76,541	BAE Systems PLC	1,774,414	0.3
167,110 (3)	Barclays PLC, ADR	2,683,787	0.5
28,734	Barratt Developments PLC	179,132	0.0
59,735	British American Tobacco PLC	2,601,945	0.5
8,379	Bunzl PLC	263,305	0.1
51,493	Central Asia Metals PLC	105,270	0.0
270,000	CK Hutchison Holdings Ltd.	1,522,551	0.3
17,793 (1)	DFS Furniture PLC	34,502	0.0
80,521	Diageo PLC	2,261,051	0.4
34,413	Diploma PLC	1,825,997	0.3
94,989	Halma PLC	3,506,183	0.7
123,151	HSBC Holdings PLC	1,372,804	0.3
118,736	Imperial Brands PLC	4,872,075	0.9
18,606	InterContinental Hotels Group PLC	1,985,435	0.4
395,772	International Consolidated Airlines Group SA - Class DI	1,375,091	0.3
46,595	International Personal Finance PLC	86,840	0.0
47,520	London Stock Exchange Group PLC	7,399,376	1.4
1,124,962	M&G PLC	3,121,627	0.6
16,222	Next PLC	2,676,237	0.5
17,579	Nomad Foods Ltd.	351,404	0.1
271,816	Phoenix Group Holdings PLC	2,174,608	0.4
5,975	Polar Capital Holdings PLC	31,343	0.0
38,624	Reckitt Benckiser Group PLC	2,493,033	0.5
76,858	RELX PLC - EUR	4,184,091	0.8
13,789	RELX PLC - GBP	752,533	0.1
287,484	Schroders PLC	1,266,700	0.2
105,851	Standard Chartered PLC	1,524,591	0.3
45,174	Unilever PLC	2,876,210	0.5
52,789	Unilever PLC - NL	3,366,359	0.6
81,653	United Utilities Group PLC	1,227,595	0.2
		64,101,364	12.0
	United States: 6.7%
10,028	Aon PLC - Class A	3,557,834	0.7
2,383 (1)	CyberArk Software Ltd.	839,197	0.2
66,869	Experian PLC	3,326,786	0.6
20,956	GFL Environmental, Inc.	1,045,704	0.2
284,194	GSK PLC	5,622,094	1.1
515,890	Haleon PLC	2,595,878	0.5
27,243	Haleon PLC, ADR	276,517	0.0
8,785	Holcim AG	981,706	0.2
3,809	Linde PLC DE	1,733,156	0.3
3,105	Nestle SA	330,488	0.1
15,029	Roche Holding AG	4,914,280	0.9

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
72,173	Shell PLC	$2,329,138	0.4
107,649	Shell PLC - EUR	3,501,873	0.7
4,507 (1)	Spotify Technology SA	2,767,208	0.5
9,819	Swiss Re AG	1,762,553	0.3
		35,584,412	6.7
	Total Common Stock
	(Cost $477,908,199)	515,687,372	96.7

PREFERRED STOCK: 0.4%
	Germany: 0.4%
4,001	Henkel AG & Co. KGaA	310,743	0.1
6,311	Sartorius AG	1,638,300	0.3
		1,949,043	0.4
	Total Preferred Stock
	(Cost $2,469,376)	1,949,043	0.4

WARRANTS: —%
	Canada: —%
794 (4)	Constellation Software, Inc.	—	—
	Total Warrants
	(Cost $–)	—	—
	Total Long-Term Investments
	(Cost $480,377,575)	517,636,415	97.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 2.3%
	Repurchase Agreements: 1.3%
1,542,572 (5)	Bank of Montreal, Repurchase Agreement dated 04/30/2025, 4.370%, due 05/01/2025 (Repurchase Amount $1,542,757, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.039%-7.156%, Market Value plus accrued interest $1,573,423, due 06/01/25-12/01/52)	1,542,572	0.3
1,622,211 (5)	Bank of Nova Scotia, Repurchase Agreement dated 04/30/2025, 4.360%, due 05/01/2025 (Repurchase Amount $1,622,405, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $1,654,856, due 08/28/25-11/15/52)	1,622,211	0.3

See Accompanying Notes to Financial Statements

34

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2025 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
621,813 (5)	BNP Paribas S.A., Repurchase Agreement dated 04/30/2025, 4.360%, due 05/01/2025 (Repurchase Amount $621,887, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $634,249, due 09/30/26-02/15/39)	$621,813	0.1
1,459,990 (5)	Citadel Securities LLC, Repurchase Agreement dated 04/30/2025, 4.460%, due 05/01/2025 (Repurchase Amount $1,460,168, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,489,374, due 05/15/25-02/15/55)	1,459,990	0.3
1,541,100 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 04/30/2025, 4.470%, due 05/01/2025 (Repurchase Amount $1,541,289, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,570,720, due 07/15/26-02/15/53)	1,541,100	0.3
	Total Repurchase Agreements
	(Cost $6,787,686)	6,787,686	1.3

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.0%
5,400,291 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.230%
	(Cost $5,400,291)	$5,400,291	1.0
	Total Short-Term Investments
	(Cost $12,187,977)	$12,187,977	2.3
	Total Investments in Securities
	(Cost $492,565,552)	$529,824,392	99.4
	Assets in Excess of Other Liabilities	3,124,051	0.6
	Net Assets	$532,948,443	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of April 30, 2025.

Percentage
Sector Diversification	of Net Assets
Financials	24.0%
Industrials	16.4
Information Technology	14.7
Consumer Discretionary	9.0
Health Care	8.2
Communication Services	8.0
Consumer Staples	6.2
Energy	3.4
Materials	3.2
Real Estate	2.1
Utilities	1.9
Short-Term Investments	2.3
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

35

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2025 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$171,327	$21,971,372	$—	$22,142,699
Belgium	—	2,603,633	—	2,603,633
Brazil	5,948,286	—	—	5,948,286
Canada	21,812,222	—	—	21,812,222
Chile	821,331	—	—	821,331
China	2,860,891	25,384,135	—	28,245,026
Colombia	20,590	—	—	20,590
Denmark	—	4,822,114	—	4,822,114
Finland	252,005	813,719	—	1,065,724
France	—	42,167,105	—	42,167,105
Germany	—	48,093,138	—	48,093,138
Hong Kong	135,918	15,556,396	—	15,692,314
India	5,995,994	7,603,536	—	13,599,530
Indonesia	—	1,389,690	—	1,389,690
Ireland	3,126,275	—	—	3,126,275
Israel	3,583,437	395,436	—	3,978,873
Italy	—	8,065,948	—	8,065,948
Japan	1,966,653	67,859,968	—	69,826,621
Kuwait	354,664	310,070	—	664,734
Malaysia	—	292,186	—	292,186
Netherlands	36,979	24,521,923	—	24,558,902
New Zealand	323,988	—	—	323,988
Norway	188,762	6,214,791	—	6,403,553
Peru	53,718	—	—	53,718
Poland	—	2,692,187	—	2,692,187
Qatar	294,110	523,477	—	817,587
Russia	—	—	—	—
Saudi Arabia	—	2,220,082	—	2,220,082
Singapore	1,848,147	8,157,587	—	10,005,734
South Africa	2,880,166	1,626,184	—	4,506,350
South Korea	1,270,154	8,582,999	—	9,853,153
Spain	—	10,956,602	—	10,956,602
Sweden	1,730,622	11,138,782	—	12,869,404
Switzerland	—	12,680,722	—	12,680,722
Taiwan	3,871,861	15,678,582	—	19,550,443
Thailand	31,259	2,477,475	—	2,508,734
Turkey	—	169,575	—	169,575
United Arab Emirates	531,742	921,081	—	1,452,823
United Kingdom	3,174,963	60,926,401	—	64,101,364
United States	8,486,460	27,097,952	—	35,584,412
Total Common Stock	71,772,524	443,914,848	—	515,687,372
Preferred Stock	—	1,949,043	—	1,949,043
Warrants	—	—	—	—
Short-Term Investments	5,400,291	6,787,686	—	12,187,977
Total Investments, at fair value	$77,172,815	$452,651,577	$—	$529,824,392
Other Financial Instruments+
Forward Foreign Currency Contracts	—	5,866	—	5,866
Futures	51,473	—	—	51,473
Total Assets	$77,224,288	$452,657,443	$—	$529,881,731
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(7,062)	$—	$(7,062)
Total Liabilities	$—	$(7,062)	$—	$(7,062)

See Accompanying Notes to Financial Statements

36

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2025 (unaudited) (continued)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2025, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	1,905,792	EUR	1,679,960	Bank of America N.A.	05/05/25	$2,651
SEK	2,144,748	USD	222,156	BNP Paribas	05/05/25	(259)
HKD	2,181,887	GBP	209,875	Brown Brothers Harriman & Co.	05/02/25	816
HKD	528,341	AUD	106,412	Brown Brothers Harriman & Co.	05/06/25	(39)
CHF	333,894	EUR	355,801	Morgan Stanley Capital Services LLC	05/02/25	1,480
EUR	617,542	USD	704,300	RBC Capital Markets Corp.	05/02/25	(4,719)
CHF	81,118	USD	98,608	Standard Chartered Bank	05/02/25	(324)
JPY	21,036,670	USD	146,416	State Street Bank and Trust Co.	05/01/25	714
BRL	448,471	USD	79,679	State Street Bank and Trust Co.	05/02/25	(655)
BRL	1,310,589	USD	230,961	State Street Bank and Trust Co.	05/05/25	(26)
USD	20,689	SEK	199,258	The Bank of New York Mellon	05/02/25	73
USD	9,200	EUR	8,079	The Bank of New York Mellon	05/02/25	47
USD	6,958	EUR	6,110	The Bank of New York Mellon	05/02/25	36
BRL	231,169	USD	40,907	The Bank of New York Mellon	05/02/25	(174)
CNY	477,286	USD	65,756	The Bank of New York Mellon	05/06/25	(39)
CNY	856,524	USD	118,003	The Bank of New York Mellon	05/06/25	(70)
NOK	353,486	USD	34,229	The Northern Trust Company	05/02/25	(251)
SEK	861,236	USD	89,587	The Northern Trust Company	05/02/25	(483)
ZAR	1,000,408	USD	53,805	The Northern Trust Company	05/05/25	(23)
HKD	1,046,166	USD	134,843	UBS AG	05/02/25	49
						$(1,196)

At April 30, 2025, the following futures contracts were outstanding for Voya Multi-Manager International Equity Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI EAFE Index	30	06/20/25	$3,742,050	$51,473
			$3,742,050	$51,473

Currency Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
CNY	—	Chinese Yuan
EUR	—	EU Euro
GBP	—	British Pound
HKD	—	Hong Kong Sar Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

See Accompanying Notes to Financial Statements

37

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2025 (unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5,866
Equity contracts	Variation margin receivable on futures contracts*	51,473
Total Asset Derivatives		$57,339
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$7,062
Total Liability Derivatives		$7,062

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$(242,458)	$(242,457)
Foreign exchange contracts	1,305	—	1,305
Total	$1,305	$(242,458)	$(241,152)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$152,079	$152,079
Foreign exchange contracts	(1,325)	—	(1,325)
Total	$(1,325)	$152,079	$150,754

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2025:

See Accompanying Notes to Financial Statements

38

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2025 (unaudited) (continued)

	Bank of America N.A.	BNP Paribas	Brown Brothers Harriman & Co.	Morgan Stanley Capital Services LLC	RBC Capital Markets Corp.	Standard Chartered Bank	State Street Bank and Trust Co.	The Bank of New York Mellon	The Northern Trust Company	UBS AG	Total
Assets:
Forward foreign currency contracts	$2,651	$—	$816	$1,480	$—	$—	$714	$156	$—	$49	$5,866
Total Assets	$2,651	$—	$816	$1,480	$—	$—	$714	$156	$—	$49	$5,866
Liabilities:
Forward foreign currency contracts	$—	$259	$39	$—	$4,719	$324	$681	$283	$757	$—	$7,062
Total Liabilities	$—	$259	$39	$—	$4,719	$324	$681	$283	$757	$—	$7,062
Net OTC derivative instruments by counterparty, at fair value	$2,651	$(259)	$777	$1,480	$(4,719)	$(324)	$33	$(127)	$(757)	$49	$(1,196)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$–
Net Exposure(1)	$2,651	$(259)	$777	$1,480	$(4,719)	$(324)	$33	$(127)	$(757)	$49	$(1,196)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $498,419,189.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$59,170,844
Gross Unrealized Depreciation	(26,510,337)
Net Unrealized Appreciation	$32,660,507

See Accompanying Notes to Financial Statements

39

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACTS WITH LAZARD ASSET MANAGEMENT LLC AND VOYA INVESTMENT MANAGEMENT CO. LLC AND SUB-SUB-ADVISORY CONTRACT WITH VOYA INVESTMENT MANAGEMENT (UK) LIMITED

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya Multi-Manager International Equity Fund (the “Fund”), a series of Voya Mutual Funds, can enter into a new sub-advisory or sub-sub-advisory contract only if the Board of Trustees of the Fund (the “Board”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of the Fund, as such term is defined under the 1940 Act (the “Independent Trustees”), determines to approve the new arrangement. Thus, at its meeting held on March 6, 2024, the Board considered the initial approval of new sub-advisory contracts (the “New Sub-Advisory Contracts”) between Voya Investments, LLC (the “Adviser”) and Lazard Asset Management LLC (“Lazard”) and Voya Investment Management Co. LLC (“Voya IM”), and the initial approval of a new sub-sub-advisory contract (the “New Sub-Sub-Advisory Contract” and, together with the New Sub-Advisory Contracts, the “Contracts”) between Voya IM and Voya Investment Management (UK) Limited (“Voya UK”), and appointed Lazard and Voya IM as sub-advisers to the Fund (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”), to replace Baillie Gifford Overseas Limited (“BG Overseas”), and Voya UK as the sub-sub-adviser to the Fund, effective May 6, 2024.

In determining whether to initially approve the Contracts, the Board requested, received, evaluated and discussed such information and supporting materials related to that information as it deemed necessary for an informed determination of whether the Contracts should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the Contracts. While the Board considered the Contracts at the same meeting, the Board considered each sub-advisory and sub-sub-advisory relationship separately.

The materials provided to the Board in support of the Fund’s sub-advisory arrangements with Lazard and Voya IM included the following: (1) each Sub-Adviser’s presentation before Investment Review Committee (“IRC”)

F at its March 5, 2024 meeting; (2) memoranda and related materials provided to the Board in advance of its March 6, 2024 meeting discussing: (a) the Adviser’s rationale for recommending that each Sub-Adviser be added as a sub-adviser to the Fund, including the Adviser’s view that adding Lazard would provide the Fund with an optimal international large cap investment strategy, and that adding Voya IM would provide the Fund with access to new strategies and capabilities that align with the Fund’s investment objectives; (b) the performance of the new sub-advisory teams in managing their respective international large cap investment strategy with such performance being compared against a relevant benchmark index; and (c) each Sub-Adviser’s investment philosophy and such firm’s overall investment process; (3) Fund Analysis and Comparison Tables for the Fund that provide information about the projected net expense ratio of the Fund reflecting the addition of each Sub-Adviser; (4) each Sub-Adviser’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including a copy of the form of the New Sub-Advisory Contracts; and (6) other information relevant to the Board’s evaluation.

In reaching its decision to engage each Sub-Adviser, the Board, including a majority of the Independent Trustees, considered a number of factors including, but not limited to, the following: (1) the Adviser’s view with respect to the strength and reputation of each Sub-Adviser in managing their respective international large cap investment strategy; (2) the nature and quality of the services to be provided by each Sub-Adviser under the respective New Sub-Advisory Contract; (3) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Sub-Adviser and their fit as an additional sub-adviser to the Fund; (4) the fairness of the compensation under each New Sub-Advisory Contract in light of the services to be provided by each Sub-Adviser; (5) the sub-advisory fee rate payable by the Adviser to each Sub-Adviser; (6) each Sub-Adviser’s respective operations and compliance programs, including the policies and procedures intended to assure compliance with the federal securities laws; (7) the appropriateness of the selection of each Sub-Adviser in light of the Fund’s newly approved principal investment strategies; and (8) each Sub-Adviser’s respective Code of Ethics and related procedures for complying with that Code, which were previously reviewed by the Board.

The materials provided to the Board to inform its consideration of whether to approve the New Sub-Sub-Advisory Contract (under which Voya UK serves as sub-sub-adviser to the Fund) with respect to Voya UK included the following: (1) presentation materials provided to the

40

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Board in advance of the March 6, 2024 meeting discussing (a) Voya IM’s rationale for requesting that Voya UK be added as a sub-sub-adviser to the Fund, and (b) Voya UK’s investment philosophy and how it supports Voya IM’s overall investment process for the Fund; (2) Voya UK’s responses to inquiries from counsel to the Independent Trustees; (3) supporting documentation, including a copy of the proposed New Sub-Sub-Advisory Contract; and (4) other information relevant to the Board’s evaluation. The Board also considered that the Fund would not experience any increase in aggregate fees paid for services under the New Sub-Sub-Advisory Contract.

In reviewing the proposed New Sub-Sub-Advisory Contract, the Board considered a number of factors, including, but not limited to: (1) the information that had been provided by Voya UK and the Voya Manager Research & Selection Group (“MR&S”) in advance of the March 6, 2024 meeting; (2) presentations made to the Board or a committee of the Board by Voya UK’s Machine Intelligence portfolio management team with respect to their investing philosophy and process; (3) the nature, extent, and quality of the services to be provided by Voya UK under the New Sub-Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM and Voya UK’s fit as a sub-sub-adviser to the Fund; (5) the potential fall-out benefits to their respective affiliates from their relationship with the Fund; and (6) the appropriateness of the selection of Voya UK in light of the Fund’s newly approved principal investment strategies.

With respect to the nature, extent and quality of services to be provided by the Sub-Advisers and Voya UK, the Board was mindful of the “manager-of-managers” platform that has been developed by the Adviser. The Board recognized that the Adviser would be responsible for monitoring the investment program, performance and developments/on-going operations of the Sub-Advisers and Voya UK under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Advisers and Voya UK provide to the Fund and the Sub-Advisers’ and Voya UK’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers and sub-sub-advisers, the Adviser has developed an oversight process formulated by MR&S, which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers and sub-sub-advisers, and research on sub-advisers and sub-sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers and sub-sub-advisers.

The Board considered that MR&S also typically provides reports to the IRCs at their meetings prior to sub-adviser and sub-sub-adviser presentations. In addition, the Board considered that MR&S prepares periodic due diligence reports regarding sub-advisers and sub-sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers and sub-sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s and sub-sub-adviser’s services to a Voya fund and/or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.

The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Fund also can benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also

41

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

considered the techniques used by the Adviser to monitor sub-adviser performance.

The Board also considered the extent of benefits provided to the Fund’s shareholders, beyond investment management services, from being part of the Voya family of funds. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts, with respect to the Fund, are fair and reasonable to the Fund and that approval of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and Management’s related representations, the Board concluded that it was satisfied with Management’s responses relating to the fees payable by the Fund under the Contracts. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the Contracts for the Fund.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS, SUB-ADVISORY CONTRACTS AND SUB-SUB-ADVISORY CONTRACT

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Multi-Manager Emerging Markets Equity Fund and Voya Multi-Manager International Equity Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of (1) the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, (2) the sub-advisory contracts (the “Sub-Advisory Contracts”) with Voya Investment Management Co. LLC, Delaware Investments Fund Advisers, Polaris Capital Management, LLC, Wellington Management Company LLP, and Sustainable Growth Advisers, LP, the respective sub-advisers to each Fund (the “Sub-Advisers”), and (3) the sub-sub-advisory contract (the

“Sub-Sub-Advisory Contract” and together with the Management Contracts and the Sub-Advisory Contracts, the “Contracts”) with Macquarie Investment Management Global Limited, the sub-sub-adviser to Voya Multi-Manager Emerging Markets Equity Fund (the “Sub-Sub-Adviser”), for an additional one-year period ending November 30, 2025. The Board also reviewed the sub-advisory contracts with Lazard Asset Management, LLC and Voya Investment Management Co. LLC and the sub-sub-advisory contract with Voya Investment Management (UK) Limited, sub-advisers and sub-sub-adviser to the Voya Multi-Manager International Equity Fund, which were approved by the Board in March 2024 and will be considered for renewal at the Board meeting held in November 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Advisers and Sub-Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts, sub-advisory contracts and sub-sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory and sub-sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory and sub-sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent

42

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager, a Sub-Adviser or the Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers or their sub-sub-adviser. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and their sub-sub-adviser, if any, to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ and Sub-Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub-sub-adviser and to recommend appropriate changes in investment strategies, sub-advisers, sub-sub-adviser, or allocation among sub-advisers and sub-sub-adviser in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s and the Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser and the Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with each Sub-Adviser and the Sub-Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Advisers, and Sub-Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers and Sub-Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager, Sub-Advisers and Sub-Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager, each Sub-Adviser and Sub-Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management, sub-advisory, and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. With respect to each fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser and Sub-Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a

43

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Advisers and the Sub-Sub-Adviser if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Funds do not have management fee breakpoints, the Funds may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager, Sub-Advisers or the Sub-Sub-Adviser could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Advisers and Sub-Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager, Sub-Advisers or Sub-Sub-Adviser, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser with respect to sub-advisory and sub-sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers and that the applicable Sub-Adviser is responsible for paying the fees of the Sub-Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager, and the contractual sub-sub-advisory fee schedule payable to the Sub-Sub-Adviser by the relevant Sub-Adviser. In this regard, the Board considered that the Sub-Sub-Adviser is compensated by its relevant Sub-Adviser and not the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser and the Sub-Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Advisers and Sub-Sub-Adviser which are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser with respect to the negotiation of sub-advisory and sub-sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers or sub-sub-adviser may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared.

44

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Advisers and Sub-Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s, Sub-Advisers’ and Sub-Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Multi-Manager Emerging Markets Equity Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Emerging Markets Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date and one-year periods and the third quintile for the three-year, five-year and ten-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the fifth quintile; (b) the Fund's contractual management fee rate is ranked in the third quintile; and (c) the Fund's net expense ratio is ranked in the fifth quintile.

In analyzing this fee data, the Board took into account: (1) management’s representations regarding its belief that the Fund’s pricing is competitive; and (2) that, as a result of the Board’s request during the 2024 annual contract renewal cycle, lower expense limits were implemented for the Fund, effective on January 1, 2025.

Voya Multi-Manager International Equity Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the year-to-date period and the fifth quintile for the one-year, three-year, five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented.

In analyzing this performance data, the Board took into account management’s representations regarding the recent change of multiple Sub-Advisers implemented in May 2024 and that management is monitoring the Sub-Advisers’ performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the fifth quintile; (b) the Fund's contractual management fee rate is ranked in the third quintile; and (c) the Fund's net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.

45

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2025.

46

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

167702 (0425)

Semi-Annual Financial Statements and Other Information

April 30, 2025

Voya VACS Series EME Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Statement of Assets and Liabilities	1
Statement of Operations	2
Statements of Changes in Net Assets	3
Financial Highlights	4
Notes to Financial Statements	5
Portfolio of Investments	15
Advisory and Sub-Advisory Contract Approval Discussion	24

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180 or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov.

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2025 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$241,208,322
Short-term investments at fair value†	2,912,422
Cash	65,552
Cash collateral for futures contracts	42,489
Foreign currencies at value‡	48,369
Receivables:
Investment securities sold	65,644
Fund shares sold	804,824
Dividends	461,799
Foreign tax reclaims	32,593
Variation margin on futures contracts	1,955
Unrealized appreciation on forward foreign currency contracts	69
Prepaid expenses	19,812
Reimbursement due from Investment Adviser	54,462
Other assets	865
Total assets	245,719,177

LIABILITIES:
Payable for investment securities purchased	35,834
Payable for fund shares redeemed	7,591
Payable upon receipt of securities loaned	387,379
Payable to trustees under the deferred compensation plan (Note 5)	865
Payable for trustee fees	597
Payable for foreign capital gains tax	1,023,646
Other accrued expenses and liabilities	182,415
Total liabilities	1,638,327
NET ASSETS	$244,080,850

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$232,126,289
Total distributable earnings	11,954,561
NET ASSETS	$244,080,850

+ Including securities loaned at value	$363,615
* Cost of investments in securities	$222,919,715
† Cost of short-term investments	$2,912,422
‡ Cost of foreign currencies	$48,321

Net assets	$244,080,850
Shares authorized	unlimited
Par value	—
Shares outstanding	22,440,886
Net asset value and redemption price per share	$10.88

See Accompanying Notes to Financial Statements

1

STATEMENT OF OPERATIONS for the six months ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,944,624
Interest	5,568
Securities lending income, net	11,258
Other	680
Total investment income	2,962,130
EXPENSES:
Transfer agent fees	709
Shareholder reporting expense	1,240
Registration fees	2,915
Professional fees	61,194
Custody and accounting expense	108,838
Trustee fees	2,986
Licensing fee (Note 6)	50,755
Miscellaneous expense	7,468
Interest expense	555
Total expenses	236,660
Waived and reimbursed fees	(55,915)
Net expenses	180,745
Net investment income	2,781,385
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(1,275,334)
Forward foreign currency contracts	(14,640)
Foreign currency related transactions	(26,241)
Futures	(154,016)
Net realized loss	(1,470,231)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	539,587
Forward foreign currency contracts	69
Foreign currency related transactions	11,036
Futures	54,751
Net change in unrealized appreciation (depreciation)	605,443
Net realized and unrealized loss	(864,788)
Increase in net assets resulting from operations	$1,916,597
* Foreign taxes withheld	$305,643
^ Foreign capital gains taxes withheld	$132,126
# Change in foreign capital gains taxes accrued	$141,482

See Accompanying Notes to Financial Statements

2

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
FROM OPERATIONS:
Net investment income	$2,781,385	$5,444,257
Net realized gain (loss)	(1,470,231)	1,013,595
Net change in unrealized appreciation (depreciation)	605,443	36,604,076
Increase in net assets resulting from operations	1,916,597	43,061,928
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(11,444,838)	(4,130,918)
Total distributions	(11,444,838)	(4,130,918)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	45,010,991	73,153,456
Reinvestment of distributions	11,444,838	4,130,918
	56,455,829	77,284,374
Cost of shares redeemed	(30,222,129)	(107,455,211)
Net increase (decrease) in net assets resulting from capital share transactions	26,233,700	(30,170,837)
Net increase in net assets	16,705,459	8,760,173
NET ASSETS:
Beginning of year or period	227,375,391	218,615,218
End of year or period	$244,080,850	$227,375,391

See Accompanying Notes to Financial Statements

3

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
04-30-25+	11.32	0.13	•	(0.04)	0.09	0.48	0.05	—	0.53	—	10.88	0.84	0.20	0.15	0.15	2.35	244,081	15
10-31-24	9.47	0.27	•	1.75	2.02	0.13	0.04	—	0.17	—	11.32	21.62	0.19	0.17	0.17	2.42	227,375	40
06-07-23(4)- 10-31-23	10.00	0.11	•	(0.64)	(0.53)	—	—	—	—	—	9.47	(5.30)	0.17	0.15	0.15	2.61	218,615	11

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

4

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series. This report is for Voya VACS Series EME Fund (“EME” or the “Fund”), a diversified series of the Trust.

The Fund’s shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The Fund does not have a share class designation. All shareholders are allocated the common expenses of the Fund and earn income and realized gains/losses from the Fund. Expenses that are specific to the Fund are charged directly to the Fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as one of the multiple sub- advisers to the Fund. Voya IM serves as one of the multiple sub-advisers for the Fund. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m.

Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open- end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an

5

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding

6

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non- U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

7

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations,

8

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At April 30, 2025, the maximum amount of loss that the Fund would incur if its counterparties failed to perform would be $69 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of April 30, 2025. There was no collateral pledged to the Fund at April 30, 2025.

H. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the period ended April 30, 2025, the Fund entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the period ended April 30, 2025, the Fund had an average contract amount on forward foreign currency contracts to sell of $26,797. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at April 30, 2025.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2025, the Fund purchased futures contracts on equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended April 30, 2025, the Fund had an average notional value on futures contracts purchased of $757,278. Please refer to the tables within the Portfolio of

9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments for open futures contracts during the period ended April 30, 2025.

I.   Securities Lending. The Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

J.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended April 30, 2025, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$52,697,053	$34,954,110

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. There is no management fee charged per the Management Agreement for EME.

The Investment Adviser has entered into sub-advisory agreements with Delaware Investments Fund Advisers, Sustainable Growth Advisers, LP and Voya IM. These sub-advisers provide investment advice for the Fund and are paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, the sub- advisers manage the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2025, the following direct or indirect, wholly- owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Investment Trust Co.	89.02%

The Investment Advisor may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 6 —LICENSING FEES

EME pays an annual licensing fee to FTSE International Limited in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”)

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

with the Fund to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to 0.15% of the average net assets.

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of April 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advisor and the related expiration dates are as follows:

April 30,
2026	2027	2028	Total
$—	$48,109	$60,330	$108,439

The Expense Limitation Agreement is contractual through March 1, 2026 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended April 30, 2025, as follows:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
2	$2,291,500	5.33%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	Issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
4/30/2025	4,121,792	—	1,061,673	(2,828,512)	—	2,354,953	45,010,991	—	11,444,838	(30,222,129)	—	26,233,700
10/31/2024	6,639,768	—	412,679	(10,041,245)	—	(2,988,798)	73,153,456	—	4,130,918	(107,455,211)	—	(30,170,837)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at its last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities,

11

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase- backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2025:

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
J.P. Morgan Securities LLC	$11,432	$(11,432)	$—
Jefferies LLC	99,811	(99,811)	—
Merrill Lynch International	209,320	(209,320)	—
Wells Fargo Securities LLC	43,052	(43,052)	—
Total	$363,615	$(363,615)	$—

(1) Cash Collateral with a fair value of $387,379 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended October 31, 2024	Period Ended October 31, 2023
Ordinary Income	Ordinary Income
$4,130,918	$—

The tax-basis components of distributable earnings as of October 31, 2024, were:

Undistributed Ordinary	Unrealized Appreciation/		Total Distributable
Income	(Depreciation)	Other	Earnings/(Loss)
$9,543,120	$13,104,810	$(1,165,127)	$21,482,803

At October 31, 2024, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of April 30, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 10, 2025, the funds to which the Credit Agreement is available will enter into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2025 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

statements. Other than the above, no such subsequent events were identified.

14

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.1%
	Brazil: 9.7%
453,583	Ambev SA, ADR	$1,147,565	0.5
97,431	B3 SA - Brasil Bolsa Balcao	228,850	0.1
353,338	Banco Bradesco SA, ADR	869,211	0.4
64,528	Banco Santander Brasil SA, ADR	339,417	0.1
43,433	BB Seguridade Participacoes SA	325,643	0.1
132,975	BRF SA, ADR	526,581	0.2
10,597	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	211,934	0.1
10,326 (1)	Embraer SA	118,578	0.0
20,187	Equatorial Energia SA	130,723	0.0
241,342	Itau Unibanco Holding SA, ADR	1,522,868	0.6
59,678	Klabin SA	194,750	0.1
2,004 (1)	MercadoLibre, Inc.	4,671,023	1.9
28,522	Petroleo Brasileiro SA	161,126	0.1
172,150	Petroleo Brasileiro SA - Foreign, ADR	1,943,574	0.8
19,890	Porto Seguro SA	154,980	0.1
610,634	Raia Drogasil SA	2,128,286	0.9
37,837	Rumo SA	128,809	0.0
39,750	Telefonica Brasil SA	193,737	0.1
48,372	Telefonica Brasil SA, ADR	469,692	0.2
41,055	TIM SA/Brazil	136,653	0.1
37,700	TIM SA/Brazil, ADR	628,836	0.3
489,203	Totvs SA	3,232,534	1.3
56,879	Vale SA, ADR	529,544	0.2
50,783	Vale SA - Foreign	473,276	0.2
12,235	WEG SA	97,080	0.0
196,481	XP, Inc. - Class A	3,163,344	1.3
		23,728,614	9.7
	Chile: 0.5%
939,785	Banco de Chile	137,957	0.1
84,672	Cencosud SA	289,724	0.1
1,718,467	Cia Sud Americana de Vapores SA	94,917	0.0
19,981	Empresas Copec SA	137,161	0.1
1,050,266	Enel Americas SA	103,131	0.0
26,159	Falabella SA	118,782	0.0
13,236 (2)	Sociedad Quimica y Minera de Chile SA, ADR	452,671	0.2
		1,334,343	0.5
	China: 17.6%
398,000	Alibaba Group Holding Ltd.	5,942,152	2.4
19,201	Alibaba Group Holding Ltd., ADR	2,293,176	0.9
55,000	Anhui Conch Cement Co. Ltd. - Class H	154,938	0.1
64,450 (1)	Baidu, Inc. - Class A	710,692	0.3
173,000	Bank of China Ltd. - Class H	96,599	0.0
3,105 (1)	BeiGene Ltd., ADR	806,710	0.3
298,000	Brilliance China Automotive Holdings Ltd.	105,477	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
4,500	BYD Co. Ltd. - Class H	$213,733	0.1
909,000 (3)	CGN Power Co. Ltd. - Class H	289,347	0.1
314,000	China Communications Services Corp. Ltd. - Class H	163,531	0.1
211,000	China Construction Bank Corp. - Class H	173,321	0.1
227,000	China Everbright Environment Group Ltd.	104,888	0.0
158,000 (3)	China Feihe Ltd.	119,400	0.1
69,500	China Hongqiao Group Ltd.	124,754	0.1
119,000	China Life Insurance Co. Ltd. - Class H	217,484	0.1
76,000	China Merchants Port Holdings Co. Ltd.	123,385	0.1
208,000	China Railway Group Ltd. - Class H	89,495	0.0
30,300	China Resources Gas Group Ltd.	84,640	0.0
92,000	China State Construction International Holdings Ltd.	135,610	0.1
131,600	China United Network Communications Ltd. - Class A	96,422	0.0
17,200	ENN Energy Holdings Ltd.	135,783	0.1
62,000	Geely Automobile Holdings Ltd.	130,157	0.1
200,000	Guangdong Investment Ltd.	161,843	0.1
512,957	H World Group Ltd.	1,799,535	0.7
75,400	Haier Smart Home Co. Ltd. - Class H	218,813	0.1
134,000	Hengan International Group Co. Ltd.	361,273	0.2
157,000	Industrial & Commercial Bank of China Ltd. - Class H	107,547	0.0
51,700	Inner Mongolia Yitai Coal Co. Ltd. - Class B	102,820	0.0
23,132 (1)(2)	iQIYI, Inc., ADR	42,563	0.0
55,300 (1)(3)	JD Logistics, Inc.	86,733	0.0
82,900	JD.com, Inc. - Class A	1,349,730	0.6
102,000	Jiangsu Expressway Co. Ltd. - Class H	126,927	0.1
47,000	Kingboard Holdings Ltd.	126,262	0.1
688,000	Kunlun Energy Co. Ltd.	655,785	0.3
3,200	Kweichow Moutai Co. Ltd. - Class A	681,762	0.3
31,800	Lao Feng Xiang Co. Ltd. - Class B	110,662	0.1
89,400 (1)(3)	Meituan - Class B	1,480,235	0.6
21,600 (1)	Midea Group Co. Ltd. - Class H	203,883	0.1
10,025	New Oriental Education & Technology Group, Inc., ADR	489,721	0.2

See Accompanying Notes to Financial Statements

15

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
17,153 (1)	PDD Holdings, Inc., ADR	$1,810,842	0.7
494,000	People's Insurance Co. Group of China Ltd. - Class H	292,357	0.1
916,000	PetroChina Co. Ltd. - Class H	699,951	0.3
114,000	PICC Property & Casualty Co. Ltd. - Class H	209,924	0.1
141,000 (3)	Qingdao Port International Co. Ltd. - Class H	101,926	0.0
118,928	Shenzhen International Holdings Ltd.	121,668	0.1
19,400	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	586,732	0.2
127,000	Sinopec Engineering Group Co. Ltd. - Class H	90,369	0.0
127,468	Tencent Holdings Ltd.	7,807,537	3.2
170,390	Tencent Music Entertainment Group, ADR	2,286,634	0.9
396,000	Tingyi Cayman Islands Holding Corp.	715,307	0.3
5,200	Trip.com Group Ltd.	313,252	0.1
21,431	Trip.com Group Ltd., ADR	1,264,215	0.5
80,000	Tsingtao Brewery Co. Ltd. - Class H	565,318	0.2
809,000	Uni-President China Holdings Ltd.	970,099	0.4
187,000	Want Want China Holdings Ltd.	122,376	0.1
27,500 (2)	Weibo Corp. - Class A	227,285	0.1
68,000	Weichai Power Co. Ltd. - Class H	132,661	0.1
39,400	Wuliangye Yibin Co. Ltd. - Class A	698,289	0.3
14,200 (1)(3)	Xiaomi Corp. - Class B	90,911	0.0
75,000	Xinhua Winshare Publishing and Media Co. Ltd. - Class H	108,567	0.0
460,800	Yangzijiang Shipbuilding Holdings Ltd.	789,333	0.3
50,255	Yum China Holdings, Inc.	2,347,787	1.0
5,100	ZTO Express Cayman, Inc.	94,982	0.0
		42,866,110	17.6
	Czechia: 0.2%
7,439	CEZ AS	377,600	0.2

	Egypt: 0.0%
76,744	Commercial International Bank Egypt SAE	122,250	0.0

	France: 1.1%
6,258	L'Oreal SA	2,765,192	1.1

	Greece: 0.4%
17,721	Hellenic Telecommunications Organization SA	336,291	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Greece (continued)
12,752	Helleniq Energy Holdings SA	$110,147	0.0
7,780	Jumbo SA	245,017	0.1
2,643	Mytilineos SA	125,086	0.1
11,590	OPAP SA	257,521	0.1
		1,074,062	0.4
	Hong Kong: 1.4%
443,863	AIA Group Ltd.	3,325,828	1.4

	Hungary: 0.6%
50,627	Magyar Telekom Telecommunications PLC	239,386	0.1
60,186	MOL Hungarian Oil & Gas PLC	509,637	0.2
2,376	OTP Bank Nyrt	175,511	0.1
19,085	Richter Gedeon Nyrt	578,822	0.2
		1,503,356	0.6
	Iceland: 0.1%
49,046	Festi hf	114,415	0.0
192,976	Hagar hf	161,089	0.1
		275,504	0.1
	India: 15.8%
20,374 (1)	Aurobindo Pharma Ltd.	296,975	0.1
27,111	Bajaj Finance Ltd.	2,766,313	1.1
1,065	Bajaj Holdings & Investment Ltd.	151,411	0.1
59,561	Bharat Electronics Ltd.	221,539	0.1
39,357	Bharat Petroleum Corp. Ltd.	144,234	0.1
15,020	Bharti Airtel Ltd.	284,573	0.1
4,639	Blue Star Ltd.	93,757	0.0
2,011	Britannia Industries Ltd.	129,466	0.1
10,566	Cipla Ltd./India	193,894	0.1
43,453	Coal India Ltd.	197,984	0.1
2,218	Coforge Ltd.	192,831	0.1
6,243	Coromandel International Ltd.	163,869	0.1
2,845	Cummins India Ltd.	97,682	0.0
3,107	Divi's Laboratories Ltd.	224,275	0.1
696	Dixon Technologies India Ltd.	135,682	0.1
12,755	Dr Reddy's Laboratories Ltd.	179,044	0.1
3,945	Eicher Motors Ltd.	259,784	0.1
24,309	Exide Industries Ltd.	100,952	0.0
22,784	Fortis Healthcare Ltd.	184,761	0.1
59,087	HCL Technologies Ltd.	1,095,941	0.4
2,313 (3)	HDFC Asset Management Co. Ltd.	119,866	0.0
128,176	HDFC Bank Ltd.	2,911,384	1.2
75,519	HDFC Bank Ltd., ADR	5,489,476	2.2
2,944	Hero MotoCorp Ltd.	133,386	0.1
39,711	Hindalco Industries Ltd.	293,502	0.1
18,492	Hindustan Unilever Ltd.	513,392	0.2
12,513	Indian Hotels Co. Ltd.	116,428	0.0
51,261 (1)	Indus Towers Ltd.	247,034	0.1
92,677	Infosys Ltd.	1,638,338	0.7
189,197	Infosys Ltd. - Foreign, ADR	3,329,867	1.4

See Accompanying Notes to Financial Statements

16

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
2,865 (1)(3)	InterGlobe Aviation Ltd.	$178,522	0.1
9,036	JSW Steel Ltd.	110,395	0.0
4,586	Kotak Mahindra Bank Ltd.	119,859	0.0
6,619	Lupin Ltd.	164,595	0.1
4,203	Mahindra & Mahindra Ltd.	145,622	0.1
17,240	Marico Ltd.	144,943	0.1
764	Maruti Suzuki India Ltd.	110,745	0.0
11,323	Max Healthcare Institute Ltd.	146,908	0.1
61,729	National Aluminium Co. Ltd.	114,446	0.0
150,777	NMDC Ltd.	115,671	0.0
43,437	NTPC Ltd.	181,979	0.1
36,994	Oil & Natural Gas Corp. Ltd.	107,045	0.0
244	Page Industries Ltd.	131,548	0.1
2,925	Persistent Systems Ltd.	184,084	0.1
67,377	Petronet LNG Ltd.	250,145	0.1
54,176	Power Grid Corp. of India Ltd.	196,764	0.1
498,902	Reliance Industries Ltd.	8,283,930	3.4
147,226 (1)	Reliance Strategic Investments Ltd.	454,710	0.2
388	Shree Cement Ltd.	136,406	0.1
7,488	Sun Pharmaceutical Industries Ltd.	162,404	0.1
70,038	Tata Consultancy Services Ltd.	2,858,945	1.2
64,958	Tata Consumer Products Ltd.	896,319	0.4
64,208	Tata Steel Ltd.	106,873	0.0
19,704	Tech Mahindra Ltd.	350,466	0.1
1,962	Trent Ltd.	119,926	0.0
1,344	UltraTech Cement Ltd.	185,207	0.1
63,292	Vedanta Ltd.	314,278	0.1
7,690	Voltas Ltd.	112,711	0.0
51,377	Wipro Ltd.	146,737	0.1
45,542 (1)	Zomato Ltd.	124,648	0.0
		38,564,471	15.8
	Indonesia: 1.7%
3,088,500	Astra International Tbk PT	892,657	0.4
4,528,476	Bank Central Asia Tbk PT	2,407,748	1.0
238,500	Indofood Sukses Makmur Tbk PT	115,046	0.0
1,837,100	Perusahaan Gas Negara Tbk PT	186,423	0.1
2,443,100	Unilever Indonesia Tbk PT	252,020	0.1
180,900	United Tractors Tbk PT	247,221	0.1
		4,101,115	1.7
	Japan: 1.1%
8,457	Fast Retailing Co. Ltd.	2,781,887	1.1

	Kuwait: 0.1%
81,320	Mobile Telecommunications Co. KSCP	125,614	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Luxembourg: 0.1%
6,345	Reinet Investments SCA	$166,634	0.1

	Malaysia: 1.3%
92,600	AMMB Holdings Bhd	110,788	0.0
69,500	CIMB Group Holdings
	Bhd	114,807	0.1
265,100	Gamuda Bhd	261,195	0.1
29,900	Petronas Dagangan Bhd	136,754	0.1
30,700	Petronas Gas Bhd	124,507	0.1
99,500	Press Metal Aluminium
	Holdings Bhd	113,089	0.0
1,254,000	Public Bank Bhd	1,299,964	0.5
93,700	Telekom Malaysia Bhd	147,670	0.1
249,000	Tenaga Nasional Bhd	800,819	0.3
		3,109,593	1.3
	Mexico: 6.1%
57,081	America Movil SAB de CV - Foreign, ADR	984,076	0.4
16,531	Arca Continental SAB de CV	174,098	0.1
172,235	Cemex SAB de CV	106,535	0.0
111,315	Cemex SAB de CV - Foreign, ADR	686,814	0.3
32,125	Coca-Cola Femsa SAB de CV	302,878	0.1
8,840	Coca-Cola Femsa SAB de CV - Foreign, ADR	832,109	0.3
17,099	Fomento Economico Mexicano SAB de CV	179,783	0.1
41,979	Fomento Economico Mexicano SAB de CV - Foreign, ADR	4,420,808	1.8
8,428	Gruma SAB de CV - Class B	160,583	0.1
18,894	Grupo Aeroportuario del Centro Norte SAB de CV	207,906	0.1
14,751	Grupo Aeroportuario del Pacifico SAB de CV - Class B	298,909	0.1
8,544	Grupo Aeroportuario del Sureste SAB de CV - Class B	269,807	0.1
119,584	Grupo Financiero Banorte SAB de CV - Class O	1,025,372	0.4
41,969 (1)	Grupo Financiero Inbursa SAB de CV - Class O	107,884	0.1
35,364	Grupo Mexico SAB de CV	183,506	0.1
110,222	Grupo Televisa SAB, ADR	200,604	0.1
34,993 (1)	Ollamani SAB	84,010	0.0
70,382	Prologis Property Mexico SA de CV	249,758	0.1
24,257	Promotora y Operadora de Infraestructura SAB de CV	271,422	0.1
1,321,265	Wal-Mart de Mexico SAB de CV	4,186,033	1.7
		14,932,895	6.1

See Accompanying Notes to Financial Statements

17

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Peru: 0.6%
29,182	Cia de Minas Buenaventura SAA, ADR	$413,217	0.2
5,440	Credicorp Ltd.	1,099,914	0.4
		1,513,131	0.6
	Philippines: 0.3%
583,600	DMCI Holdings, Inc.	110,754	0.0
27,410	International Container Terminal Services, Inc.	167,644	0.1
22,150	Manila Electric Co.	226,041	0.1
5,220	PLDT, Inc.	121,608	0.1
181,800	Semirara Mining & Power Corp.	110,665	0.0
		736,712	0.3
	Qatar: 0.4%
33,796	Industries Qatar QSC	116,568	0.0
67,304	Ooredoo QPSC	239,782	0.1
59,167	Qatar Fuel QSC	243,758	0.1
55,995	Qatar Navigation QSC	170,707	0.1
187,037	Vodafone Qatar QSC	121,233	0.1
		892,048	0.4
	Romania: 0.3%
37,053	NEPI Rockcastle NV	284,074	0.1
1,778,023	OMV Petrom SA	289,708	0.1
3,776	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	101,623	0.1
		675,405	0.3
	Saudi Arabia: 0.7%
2,684	Aldrees Petroleum and Transport Services Co.	98,649	0.0
9,427	Almarai Co. JSC	132,789	0.1
14,402	Etihad Etisalat Co.	241,125	0.1
2,844	Riyadh Cables Group Co.	96,494	0.0
4,317	SABIC Agri-Nutrients Co.	113,721	0.1
109,000 (3)	Saudi Arabian Oil Co.	736,949	0.3
20,277	Saudi Telecom Co.	257,432	0.1
		1,677,159	0.7
	Singapore: 1.1%
510,309 (1)	Grab Holdings Ltd. - Class A	2,490,308	1.0
489,100	Yangzijiang Financial Holding Ltd.	266,667	0.1
		2,756,975	1.1
	South Africa: 2.6%
15,555	Bid Corp. Ltd.	390,940	0.2
11,419	Bidvest Group Ltd.	144,763	0.1
1,004	Capitec Bank Holdings Ltd.	186,349	0.1
13,076	Clicks Group Ltd.	278,099	0.1
27,967	Exxaro Resources Ltd.	228,962	0.1
23,263	Foschini Group Ltd.	161,667	0.1
20,047	Mr Price Group Ltd.	256,218	0.1
33,913	MTN Group Ltd.	224,447	0.1
400	Naspers Ltd. - Class N	105,177	0.0
63,023	OUTsurance Group Ltd.	258,716	0.1
75,614 (3)	Pepkor Holdings Ltd.	109,460	0.0
620,896	Sanlam Ltd.	2,826,969	1.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Africa (continued)
17,528	Shoprite Holdings Ltd.	$269,689	0.1
8,106	Standard Bank Group Ltd.	101,229	0.0
19,056	Tiger Brands Ltd.	297,090	0.1
38,670	Vodacom Group Ltd.	286,128	0.1
39,135	Woolworths Holdings Ltd./South Africa	121,184	0.1
		6,247,087	2.6
	South Korea: 14.0%
2,150	Coway Co. Ltd.	132,377	0.1
1,660	DB Insurance Co. Ltd.	106,946	0.0
2,620	HD Hyundai Co. Ltd.	144,899	0.1
1,521	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	290,962	0.1
4,445	Hyundai Engineering & Construction Co. Ltd.	130,264	0.1
3,280	Hyundai Glovis Co. Ltd.	262,996	0.1
1,664	Hyundai Mobis Co. Ltd.	312,347	0.1
43,797	Kakao Corp.	1,176,596	0.5
1,879	KB Financial Group, Inc.	118,751	0.0
2,833	Kia Corp.	180,047	0.1
11,455	Korean Air Lines Co. Ltd.	168,879	0.1
2,631	KT&G Corp.	212,359	0.1
75,695	LG Uplus Corp.	639,137	0.3
21,116	NAVER Corp.	2,971,140	1.2
27,482	Samsung C&T Corp.	2,365,084	1.0
1,507	Samsung Electro- Mechanics Co. Ltd.	124,333	0.0
150,658	Samsung Electronics Co. Ltd.	5,878,304	2.4
18,083	Samsung Life Insurance Co. Ltd.	1,097,957	0.4
16,648	Shinhan Financial Group Co. Ltd.	601,659	0.2
64,129	SK Hynix, Inc.	8,001,574	3.3
123,163 (1)	SK Square Co. Ltd.	7,614,531	3.1
37,107	SK Telecom Co. Ltd.	1,417,739	0.6
10,484	Woori Financial Group, Inc.	130,553	0.1
		34,079,434	14.0
	Taiwan: 14.9%
11,000	Accton Technology Corp.	204,890	0.1
10,699	Advantech Co. Ltd.	112,085	0.0
46,000	ASE Technology Holding Co. Ltd.	196,015	0.1
32,000	Asustek Computer, Inc.	585,181	0.2
19,000	Catcher Technology Co. Ltd.	129,337	0.1
87,000	Cheng Shin Rubber Industry Co. Ltd.	134,373	0.1
207,000	China Airlines Ltd.	136,364	0.1
149,000	China Steel Corp.	96,357	0.0
17,000	Chroma ATE, Inc.	155,401	0.1
55,000	Chunghwa Telecom Co. Ltd.	222,360	0.1
137,000	Compal Electronics, Inc.	118,049	0.0
126,000	Delta Electronics, Inc.	1,320,254	0.5
6,000	Eclat Textile Co. Ltd.	78,206	0.0

See Accompanying Notes to Financial Statements

18

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
9,000	Elite Material Co. Ltd.	$156,631	0.1
274,000	Eva Airways Corp.	329,110	0.1
101,000	Far Eastern New Century Corp.	103,934	0.0
79,000	Far EasTone Telecommunications Co. Ltd.	211,843	0.1
694,000 (1)(2)(3)	FIT Hon Teng Ltd.	174,229	0.1
165,000	Hon Hai Precision Industry Co. Ltd.	735,124	0.3
6,000	International Games System Co. Ltd.	155,555	0.1
2,000	King Slide Works Co. Ltd.	109,392	0.0
38,000	King Yuan Electronics Co. Ltd.	103,338	0.0
3,400	Largan Precision Co. Ltd.	242,392	0.1
41,000	Lite-On Technology Corp.	123,993	0.1
3,000	Lotes Co. Ltd.	117,959	0.0
104,000	MediaTek, Inc.	4,419,283	1.8
43,000	Micro-Star International Co. Ltd.	188,064	0.1
7,000	Nien Made Enterprise Co. Ltd.	85,721	0.0
14,000	Novatek Microelectronics Corp.	227,686	0.1
286,000	Pegatron Corp.	726,661	0.3
175,000	Pou Chen Corp.	180,209	0.1
12,000	Realtek Semiconductor Corp.	197,269	0.1
49,000	Synnex Technology International Corp.	108,708	0.0
137,000	Taiwan Cement Corp.	127,315	0.1
63,000	Taiwan Mobile Co. Ltd.	223,682	0.1
815,731	Taiwan Semiconductor Manufacturing Co. Ltd.	23,113,374	9.5
64,000	Teco Electric and Machinery Co. Ltd.	98,080	0.0
51,000	Uni-President Enterprises Corp.	122,561	0.0
170,000	United Microelectronics Corp.	238,553	0.1
9,000	Yageo Corp.	129,044	0.1
52,000	Zhen Ding Technology Holding Ltd.	159,297	0.1
		36,397,879	14.9
	Thailand: 1.6%
38,100	Advanced Info Service PCL	336,068	0.1
150,800	Charoen Pokphand Foods PCL	119,446	0.0
1,729,516	CP ALL PCL - Foreign	2,663,062	1.1
36,300	Kasikornbank PCL	173,350	0.1
198,000	Krung Thai Bank PCL	129,206	0.1
48,100	PTT Exploration & Production PCL	143,149	0.1
260,100	PTT PCL - Foreign	241,212	0.1
290,200 (1)	True Corp. PCL	105,063	0.0
		3,910,556	1.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Turkey: 0.7%
804,919	Akbank TAS	$1,022,826	0.4
38,512	Anadolu Anonim Turk Sigorta Sirketi	87,489	0.0
14,433	BIM Birlesik Magazalar AS	169,563	0.1
9,180	Migros Ticaret AS	114,476	0.0
22,106 (1)	Turk Hava Yollari AO	164,025	0.1
104,394	Turkcell Iletisim Hizmetleri AS	244,862	0.1
		1,803,241	0.7
	United Arab Emirates: 1.0%
20,218	Abu Dhabi Islamic Bank PJSC	100,661	0.0
101,790	Abu Dhabi National Oil Co. for Distribution PJSC	93,409	0.0
74,364	ADNOC Drilling Co. PJSC	99,215	0.0
96,761	ADNOC Logistics & Services	127,788	0.1
283,445	Air Arabia PJSC	269,692	0.1
129,953	Aldar Properties PJSC	292,648	0.1
105,717	Emaar Development PJSC	385,257	0.2
294,091	Emaar Properties PJSC	1,050,862	0.4
81,379	Salik Co. PJSC	112,124	0.1
		2,531,656	1.0
	United Kingdom: 1.3%
48,786	Unilever PLC, ADR	3,100,350	1.3

	United States: 0.8%
9,552	GCC SAB de CV	80,262	0.0
60,205	JBS S/A	465,184	0.2
12,804	Micron Technology, Inc.	985,268	0.4
7,408	Titan Cement International SA	342,123	0.2
		1,872,837	0.8
	Total Common Stock
	(Cost $220,829,197)	239,349,538	98.1

PREFERRED STOCK: 0.7%
	Brazil: 0.5%
259,147	Cia Energetica de Minas Gerais	505,495	0.2
80,619	Gerdau SA	212,942	0.1
210,807	Itausa SA	396,715	0.1
42,952	Petroleo Brasileiro SA	227,356	0.1
		1,342,508	0.5
	Chile: 0.1%
50,063	Embotelladora Andina SA	214,127	0.1

	Colombia: 0.1%
17,726	Bancolombia SA	182,060	0.1

	South Korea: 0.0%
1,599	LG Chem Ltd.	120,089	0.0
	Total Preferred Stock
	(Cost $2,090,518)	1,858,784	0.7

See Accompanying Notes to Financial Statements

19

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: (continued)
	South Korea (continued)
	Total Long-Term Investments
	(Cost $222,919,715)	$241,208,322	98.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements: 0.2%
387,378 (4)	NatWest Markets Securities, Inc., Repurchase Agreement dated 04/30/2025, 4.360%, due 05/01/2025 (Repurchase Amount $387,424, collateralized by various U.S. Government Securities, 0.000%-5.500%, Market Value plus accrued interest $395,126, due 06/03/25-02/15/46)	387,378	0.2
	Total Repurchase Agreements
	(Cost $387,378)	387,378	0.2

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.0%
2,099,044 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.230%	2,099,044	0.8
426,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270%	426,000	0.2
	Total Mutual Funds
	(Cost $2,525,044)	2,525,044	1.0
	Total Short-Term Investments
	(Cost $2,912,422)	2,912,422	1.2
	Total Investments in Securities
	(Cost $225,832,137)	$244,120,744	100.0
	Liabilities in Excess of Other Assets	(39,894)	0.0
	Net Assets	$244,080,850	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualifiied institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of April 30, 2025.

Percentage
Sector Diversification	of Net Assets
Information Technology	25.5%
Financials	15.4
Consumer Staples	13.2
Consumer Discretionary	13.1
Communication Services	10.0
Industrials	8.6
Energy	6.4
Materials	2.5
Utilities	1.8
Health Care	1.4
Real Estate	0.9
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	0.0
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

20

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil	$23,728,614	$—	$—	$23,728,614
Chile	1,334,343	—	—	1,334,343
China	9,963,960	32,902,150	—	42,866,110
Czechia	—	377,600	—	377,600
Egypt	122,250	—	—	122,250
France	—	2,765,192	—	2,765,192
Greece	245,017	829,045	—	1,074,062
Hong Kong	—	3,325,828	—	3,325,828
Hungary	—	1,503,356	—	1,503,356
Iceland	114,415	161,089	—	275,504
India	8,819,343	29,745,128	—	38,564,471
Indonesia	—	4,101,115	—	4,101,115
Japan	—	2,781,887	—	2,781,887
Kuwait	—	125,614	—	125,614
Luxembourg	166,634	—	—	166,634
Malaysia	124,507	2,985,086	—	3,109,593
Mexico	14,932,895	—	—	14,932,895
Peru	1,513,131	—	—	1,513,131
Philippines	447,460	289,252	—	736,712
Qatar	291,940	600,108	—	892,048
Romania	573,782	101,623	—	675,405
Saudi Arabia	241,125	1,436,034	—	1,677,159
Singapore	2,490,308	266,667	—	2,756,975
South Africa	1,507,696	4,739,391	—	6,247,087
South Korea	—	34,079,434	—	34,079,434
Taiwan	—	36,397,879	—	36,397,879
Thailand	—	3,910,556	—	3,910,556
Turkey	87,489	1,715,752	—	1,803,241
United Arab Emirates	—	2,531,656	—	2,531,656
United Kingdom	3,100,350	—	—	3,100,350
United States	1,530,714	342,123	—	1,872,837
Total Common Stock	71,335,973	168,013,565	—	239,349,538
Preferred Stock	1,738,695	120,089	—	1,858,784
Short-Term Investments	2,525,044	387,378	—	2,912,422
Total Investments, at fair value	$75,599,712	$168,521,032	$—	$244,120,744
Other Financial Instruments+
Forward Foreign Currency Contracts	—	69	—	69
Futures	30,168	—	—	30,168
Total Assets	$75,629,880	$168,521,101	$—	$244,150,981

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

21

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

At April 30, 2025, the following forward foreign currency contracts were outstanding for Voya VACS Series EME Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	26,797	ZAR	497,164	Goldman Sachs & Co.	05/05/25	$69
						$69

At April 30, 2025, the following futures contracts were outstanding for Voya VACS Series EME Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI Emerging Markets Index	17	06/20/25	$943,500	$30,168
			$943,500	$30,168

Currency Abbreviations:

USD	—	United States Dollar

ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$69
Equity contracts	Variation margin receivable on futures contracts*	30,168
Total Asset Derivatives		$30,237

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$(154,016)	$(154,016)
Foreign exchange contracts	(14,640)	—	(14,640
Total	$(14,640)	$(154,016)	$(168,656)

See Accompanying Notes to Financial Statements

22

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2025 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$54,751	$54,751
Foreign exchange contracts	69	—	69
Total	$69	$54,751	$54,820

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2025:

	Goldman
	Sachs & Co.	Total
Assets:
Forward foreign currency contracts	$69	$69
Total Assets	$69	$69
Liabilities:
Total Liabilities	$—	$–
Net OTC derivative instruments by counterparty, at fair value	$69	$69
Total collateral pledged by the Fund/(Received from counterparty)	$—	$–
Net Exposure(1)	$69	$69

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $230,633,810.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$29,344,518
Gross Unrealized Depreciation	(15,775,747)
Net Unrealized Appreciation	$13,568,771

See Accompanying Notes to Financial Statements

23

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT, SUB- ADVISORY CONTRACTS AND SUB-SUB-ADVISORY CONTRACT

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Series EME Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of (1) the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, (2) the sub-advisory contracts (the “Sub-Advisory Contracts”) with Voya Investment Management Co. LLC, Sustainable Growth Advisers, L.P. (“SGA”), and Delaware Investments Fund Advisers (“Delaware”), the sub-advisers to the Fund (the “Sub-Advisers”), and (3) the sub-sub-advisory contract (the “Sub-Sub-Advisory Contract” and together with the Management Contract and the Sub-Advisory Contracts, the “Contracts”) with Macquarie Investment Management Global Limited (the “Sub-Sub-Adviser”), the sub-sub- adviser to the Fund, for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Advisers and Sub-Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts, sub-advisory contracts and sub-sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory and sub-sub- advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The

Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory and sub-sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub- advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager a Sub-Adviser or the Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers or their sub-sub-adviser. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

24

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and their sub-sub- adviser, if any, to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub- Advisers’ and Sub-Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub- sub-adviser and to recommend appropriate changes in investment strategies, sub-advisers, sub-sub-adviser or allocation among sub-advisers and sub-sub-adviser in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s and the Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser and Sub-Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Advisers, and Sub-Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers and Sub-Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager, Sub-Advisers and Sub-Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser and Sub-Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management, sub-advisory and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub- Adviser and Sub-Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, the Sub-Advisers and the Sub-Sub-Adviser if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted that there is no management fee charged pursuant to the Management Contract or the Sub- Advisory Contract with the Manager and Voya Investment Management Co. LLC. The Board also considered that the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager, Sub-Advisers or the Sub-Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees payable by the Manager to Delaware and SGA, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Advisers and Sub-Sub- Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager, Sub-Advisers or Sub-Sub-Adviser, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length

25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

nature of negotiations between the Manager and non-Voya- affiliated Sub-Advisers and Sub-Sub-Adviser with respect to sub-advisory and sub-sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers and that the applicable Sub-Adviser is responsible for paying the fees of the Sub-Sub-Adviser.

Fee Schedules, Proﬁtability, and Fall-out Beneﬁts

The Board reviewed and considered the contractual management fee schedule and management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub- Adviser for sub-advisory services for the Fund and the contractual sub-sub-advisory fee schedule payable to the Sub-Sub-Adviser by the relevant Sub-Adviser. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fee schedules are reasonable for the services that the Manager, Sub-Advisers and Sub-Sub- Adviser perform, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya- affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub- Advisers and Sub-Sub-Adviser which are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non- Voya-affiliated Sub-Advisers and Sub-Sub-Adviser with respect to the negotiation of sub-advisory and sub-sub- advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers or sub-sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub- Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya- affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund/Portfolio. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Advisers and Sub-Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund/Portfolio and the Manager’s, Sub-Advisers’ and Sub-Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

26

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date period and (2) the Fund outperformed its primary benchmark for the year- to-date period.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in June 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the third quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the third quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2025.

27

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

226105 (0425)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $24,463 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: July 2, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: July 2, 2025